[AB FUNDS LOGO]

RETAIL CLASS
Prospectus
APRIL 30, 2004
BLENDED FUNDS:

 --    FLEXIBLE INCOME FUND
 --    GROWTH & INCOME FUND
 --    CAPITAL OPPORTUNITIES FUND
 --    GLOBAL EQUITY FUND
SELECT FUNDS:

 --    MONEY MARKET FUND
 --    LOW-DURATION BOND FUND
 --    MEDIUM-DURATION BOND FUND
 --    EXTENDED-DURATION BOND FUND
 --    EQUITY INDEX FUND
 --    VALUE EQUITY FUND
 --    GROWTH EQUITY FUND
 --    SMALL CAP EQUITY FUND
 --    INTERNATIONAL EQUITY FUND

This prospectus contains important information about the Funds, including information on investment policies, risks, and fees. For your own benefit and protection, you should read it before you invest, and keep it on hand for future reference.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (the "SEC"), nor has the SEC determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

 2                                                                AB Funds Trust

TABLE OF CONTENTS

A look at the goals,            RISK & RETURN SUMMARIES
strategies, main risks and
expenses of each Fund.

                                Introduction........................................           4

                                THE BLENDED FUNDS

                                Flexible Income Fund................................           6

                                Growth & Income Fund................................          10

                                Capital Opportunities Fund..........................          14

                                Global Equity Fund..................................          18

                                THE SELECT FUNDS

                                Money Market Fund...................................          22

                                Low-Duration Bond Fund..............................          26

                                Medium-Duration Bond Fund...........................          30

                                Extended-Duration Bond Fund.........................          34

                                Equity Index Fund...................................          38

                                Value Equity Fund...................................          42

                                Growth Equity Fund..................................          46

                                Small Cap Equity Fund...............................          50

                                International Equity Fund...........................          54

                                ADDITIONAL INVESTMENT & RISK INFORMATION..... ......          58

Details about the               MANAGEMENT OF THE FUNDS
Funds' management
and service providers.

                                Investment Adviser..................................          59

                                Sub-Advisers........................................          60

                                Service Providers...................................          65

                                SHAREHOLDER INFORMATION

                                Eligible Investors..................................          66

                                Minimum Investments.................................          66

                                Minimum Account Size................................          66
Policies and instructions
for opening, maintaining
and closing an account.

                                TRANSACTIONS WITH THE FUNDS............ ............          67

                                MORE SHAREHOLDER INFORMATION........... ............          72

                                DISTRIBUTION ARRANGEMENTS............. .............          77

                                FINANCIAL HIGHLIGHTS............... ................          78

                                GLOSSARY..................... ......................          81

                                FOR MORE INFORMATION................................  Back cover

DO YOU HAVE QUESTIONS ABOUT TERMS WE USE IN THIS PROSPECTUS?
For information about key terms and concepts, look for our explanations shown in boxes. For definitions of investment terms, refer to the glossary in the back of this prospectus.

Prospectus -- Retail Class                                                     3

RISK & RETURN SUMMARIES

INTRODUCTION
WHAT IS A MUTUAL FUND?
A mutual fund pools shareholders' money and, using professional management, invests in securities like stocks and bonds.

Each Fund is a separate mutual fund with its own investment objective, strategies and risks. There is a separate Risk & Return Summary for each Fund and other detailed information in the following pages. Please read each Fund description carefully before you invest. The more you know about your investment choices, the more informed your investment decisions will be. But first, a word about the risks and returns that apply to all the Funds.

The Funds are divided into two groups:

- BLENDED FUNDS -- Each Blended Fund invests in a different mix of the Select Funds to meet a specified investment strategy. The Funds' Investment Adviser believes that blending investment styles and money managers may reduce risk over the long term.

   -  Flexible Income Fund

   -  Growth & Income Fund

   -  Capital Opportunities Fund

   -  Global Equity Fund

- SELECT FUNDS -- Each Select Fund invests directly in different types of fixed income obligations, stocks, or other investments to meet its investment objective.

   -  Money Market Fund

   -  Low-Duration Bond Fund

   -  Medium-Duration Bond Fund

   -  Extended-Duration Bond Fund

   -  Equity Index Fund

   -  Value Equity Fund

   -  Growth Equity Fund

   -  Small Cap Equity Fund

   -  International Equity Fund

WHO IS THE INVESTMENT ADVISER?
SBC Financial Services, Inc. ("SBC Financial" or the "Investment Adviser") serves as the Investment Adviser to the Funds. SBC Financial is an affiliate of the Annuity Board of the Southern Baptist Convention (the "Annuity Board"). Rather than making the day-to-day investment decisions for the Select Funds, it retains the services of other investment management firms to do so. It also allocates each Blended Fund's investments among the Select Funds.

Each Select Fund uses various investment management firms ("Sub-Advisers") to manage its assets. The Investment Adviser reviews the Sub-Advisers' performance, allocates the assets of each Select Fund among them and makes recommendations to the Funds' Board of Trustees regarding changes to the Sub-Advisers selected.

 4                                                                AB Funds Trust

The Funds do not invest in any company that is publicly recognized, as determined by the Annuity Board, as being in the liquor, tobacco, gambling, pornography, or abortion industries, or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of the Annuity Board. The Funds may not be able to take advantage of certain investment opportunities due to these restrictions. This policy may not be changed without shareholder approval.

The Funds are not insured or guaranteed by SBC Financial, the Annuity Board, any bank, the Federal Deposit Insurance Corporation, or any government agency. As with all mutual funds, your investment in the Funds involves investment risk, including the possible loss of the principal amount you invested. There is no guarantee that any of the Funds will be able to meet its investment objective.

Prospectus -- Retail Class                                                     5

THE BLENDED FUNDS

THE FLEXIBLE INCOME FUND SUMMARY
WHAT ARE THE BLENDED FUNDS?
Each Blended Fund is a "fund of funds." It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.

PORTFOLIO DESCRIPTION

Investment             -   The FLEXIBLE INCOME FUND seeks current income and
Objective                  modest capital appreciation.
---------------------------------------------------------------------------------
Principal              -   The Fund, through investments in the Select Funds,
Investment                 combines a greater percentage of fixed income securities
Strategies                 with a smaller percentage of equity securities.
                       -   The Investment Adviser uses the following target and
                           potential ranges in allocating the Fund's assets among the
                           Select Funds.

                           ASSET CLASS                      TARGET    RANGE
                           Bond Select Funds                  75%     60-90%
                           U.S. Equity Select Funds           19%     10-30%
                           Non-U.S. Equity Select Fund         6%      2-15%
                           SELECT FUND
                           Equity Index                        2%      0-10%
                           Value Equity                        8%      2-15%
                           Growth Equity                       8%      2-15%
                           Small Cap Equity                    1%      0-10%
                           International Equity                6%      2-15%
                           Money Market                        3%      0-10%
                           Low-Duration Bond                  72%     60-90%

                       - Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.
                       - The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying
                           Select Funds.
                       See "Additional Investment & Risk Information" for more about the Fund's investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.

 6                                                                AB Funds Trust

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   The Fund's value will go up and down in response to
                           changes in the share prices of the Select Funds that it
                           owns. There is no guarantee that the Select Funds or
                           the underlying investments made by the Select Funds
                           will increase in value. Therefore, it is possible for
                           you to lose money by investing in the Fund.
                       -   Because the Fund owns Select Funds that buy bonds and
                           other fixed income securities, the Fund's value will
                           fluctuate due to changes in interest rates. When
                           interest rates rise, the prices of fixed income
                           securities fall and vice versa. Other factors may
                           affect fixed income securities, such as financial
                           conditions of a particular issuer and general economic
                           conditions. The yield earned by a Select Fund will
                           also vary with changes in interest rates and other
                           economic factors.
                       -   There is a risk that the issuer of a fixed income
                           investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
                       -   To the extent the Fund owns Select Funds that buy
                           stocks and other equity securities, the Fund's value will
                           fluctuate due to business developments concerning a
                           particular issuer, industry or country, as well as
                           general market and economic conditions.
                       -   Securities of foreign issuers may be negatively
                           affected by political events, economic conditions, or
                           inefficient, illiquid or unregulated markets in
                           foreign countries. Foreign issuers may be subject to
                           inadequate regulatory or accounting standards.
                       -   Changes in currency exchange rates relative to the
                           U.S. dollar may negatively affect the values of foreign
                           investments.

Prospectus -- Retail Class                                                     7

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
[FLEXIBLE INCOME BAR CHART]

                                                                         Flexible Income Fund
2002                                                                                    -1.27
2003                                                                                     9.06

BEST AND WORST QUARTERLY RETURNS, RETAIL CLASS SHARES (FOR THE PERIODS REFLECTED
                              IN THE CHART ABOVE)

                                RETURN    QUARTER/YEAR
                                ------    ------------
Highest return/best quarter      4.73%       2/2003
Lowest return/worst quarter     (3.17%)      3/2002

The table below shows the Fund's returns, both before and after taxes, averaged over certain periods of time, and the performance of broad-based and composite indexes.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR    SINCE INCEPTION(1)
                                                                ------    ------------------
FLEXIBLE INCOME FUND
Return before taxes                                             9.06%           3.51%
Return after taxes on distributions(2)                          7.73%           1.67%
Return after taxes on distributions and sale of Fund
  shares(2)                                                     6.62%           2.04%
Composite Index (reflects no deduction for fees, expenses or
  taxes)(3)                                                     9.19%           4.03%
Merrill Lynch 1-3 Year Treasury Index (reflects no deduction
  for fees, expenses or taxes)(4)                               1.90%           4.40%

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Composite Index is comprised of the Russell 3000(R), the MSCI All Country World Index (ACWI) Free Ex-U.S. benchmark and the Merrill Lynch 1-3 Yr. Treasury Index, weighted 19%, 6% and 75%, respectively. The Russell 3000(R) is composed of 3000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market. MSCI All Country World Index (ACWI) Free Ex-U.S. benchmark invests in the following countries: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Korea, Malaysia, Mexico, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore Free, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Kingdom, and Venezuela. The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years. The weightings of the Composite Index are rebalanced from time to time as the Fund's asset allocation is rebalanced. The weightings of the Composite Index may not correlate with the Fund's asset allocation.

(4) The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

 8                                                                AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Flexible Income Fund's Retail Class.

       SHAREHOLDER FEES                                                  None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                   0.10%
          Distribution (12b-1) fee(1)                                      0.06%
          Other expenses(2)                                                0.30%
                                                                          -----
          Total annual operating expenses                                  0.46%
          Fee waiver and expense reimbursement(3)                         (0.11%)
                                                                          -----
          Net expenses                                                     0.35%

------------------
(1) The Fund invests in the Retirement Class Shares of certain Select Funds, which charge a shareholder service fee of 0.19%. This fee is in addition to the distribution (12b-1) fee described above.

(2) "Other expenses" include printing and transfer agency fees which are class specific.

(3) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.35% for the Retail Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                              1 YEAR         3 YEARS*         5 YEARS*         10 YEARS*
                RETAIL CLASS                   $36             $137             $247             $571

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

INDIRECT EXPENSES PAID BY THE FUND

The Fund invests in the Retirement Class shares of the Select Funds. The Fund bears its proportionate share of the operating expenses of the Select Funds in which it holds shares. This means that if you invest in the Fund, you will bear, indirectly, some operating expenses of the underlying Select Funds. These expenses are in addition to the expenses of the Fund described above. These expenses will vary over time, depending on which Select Funds the Fund invests in. In order to give you an indication of these expenses, shown below is the average expense ratio for the Select Funds the Fund invests in, based on the Fund's current target allocation among the Select Funds and the actual expenses of those Select Funds for the fiscal year ended 2003. Based on these assumptions, the expense ratio of the Select Funds borne indirectly by the Fund would be 0.69%.

Prospectus -- Retail Class                                                     9

THE GROWTH & INCOME FUND SUMMARY
WHAT ARE THE BLENDED FUNDS?
Each Blended Fund is a "fund of funds." It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.

PORTFOLIO DESCRIPTION

Investment             -   The GROWTH & INCOME FUND seeks moderate capital
Objective              appreciation with current income.
---------------------------------------------------------------------------------
Principal              -   The Fund, through investments in the Select Funds,
Investment                 combines approximately equal percentages of fixed income
Strategies                 securities with equity securities.
                       -   The Investment Adviser uses the following target and
                           potential ranges in allocating the Fund's assets among the
                           Select Funds.

                           ASSET CLASS                      TARGET    RANGE
                           Bond Select Funds                  50%     35-65%
                           U.S. Equity Select Funds           37%     25-50%
                           Non-U.S. Equity Select Fund        13%      5-20%
                           SELECT FUND
                           Equity Index                        4%      0-10%
                           Value Equity                       15%      5-25%
                           Growth Equity                      15%      5-25%
                           Small Cap Equity                    3%      0-10%
                           International Equity               13%      5-20%
                           Money Market                        3%      0-10%
                           Low-Duration Bond                  12%      5-25%
                           Medium-Duration Bond               25%     15-35%
                           Extended-Duration Bond             10%      5-20%

                       - Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.
                       - The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying
                           Select Funds.
                       See "Additional Investment & Risk Information" for more about the Fund's investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.

 10                                                               AB Funds Trust

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   The Fund's value will go up and down in response to
                           changes in the share prices of the Select Funds that it
                           owns. There is no guarantee that the Select Funds or
                           the underlying investments made by the Select Funds
                           will increase in value. Therefore, it is possible for
                           you to lose money by investing in the Fund.
                       -   Because the Fund owns Select Funds that buy stocks and
                           other equity securities, the Fund's value will fluctuate
                           due to business developments concerning a particular
                           issuer, industry or country, as well as general market
                           and economic conditions.
                       -   Because the Fund owns Select Funds that buy bonds and
                           other fixed income securities, the Fund's value will
                           fluctuate due to changes in interest rates. When
                           interest rates rise, the prices of fixed income
                           securities fall and vice versa. Other factors may
                           affect fixed income securities, such as financial
                           conditions of a particular issuer and general economic
                           conditions. The yield earned by a Select Fund will
                           also vary with changes in interest rates and other
                           economic factors.
                       -   There is a risk that the issuer of a fixed income
                           investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
                       -   Securities of foreign issuers may be negatively
                           affected by political events, economic conditions, or
                           inefficient, illiquid or unregulated markets in
                           foreign countries. Foreign issuers may be subject to
                           inadequate regulatory or accounting standards.
                       -   Changes in currency exchange rates relative to the
                           U.S. dollar may negatively affect the values of foreign
                           investments.
                       -   Investing in emerging markets involves even greater
                           risks than investing in more developed foreign markets
                           because, among other things, emerging markets often
                           have more political and economic instability.

Prospectus -- Retail Class                                                    11

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

[GROWTH AND INCOME FUND BAR CHART]

                                                                         Growth & Income Fund
2002                                                                                    -6.59
2003                                                                                    18.52

BEST AND WORST QUARTERLY RETURNS, RETAIL CLASS SHARES (FOR THE PERIODS REFLECTED
                              IN THE CHART ABOVE)

                                               RETURN    QUARTER/YEAR
                                               ------    ------------
Highest return/best quarter                     9.95%       2/2003
Lowest return/worst quarter                    (7.85%)      3/2002

The table below shows the Fund's returns, both before and after taxes, averaged over certain periods of time, and the performance of broad-based and composite indexes.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR    SINCE INCEPTION(1)
                                                                ------    ------------------
GROWTH & INCOME FUND
Return before taxes                                             18.52%          4.20%
Return after taxes on distributions(2)                          16.69%          2.01%
Return after taxes on distributions and sale of Fund
  shares(2)                                                     12.74%          2.42%
Composite Index (reflects no deductions for fees, expenses
  or taxes)(3)                                                  18.22%          4.74%
Russell 3000(R) (reflects no deduction for fees, expenses or
  taxes)(4)                                                     31.06%          0.26%

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Composite Index is comprised of the Russell 3000(R), the MSCI All Country World Index (ACWI) Free Ex-U.S. benchmark and the Lehman Brothers Aggregate Bond Index, weighted 37%, 13% and 50%, respectively. The Russell 3000(R) is composed of 3000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market. MSCI All Country World Index (ACWI) Free Ex-U.S. benchmark invests in the following countries: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Korea, Malaysia, Mexico, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore Free, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Kingdom, and Venezuela. The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody's Investors Service, Standard and Poor's(R), or Fitch, Inc., in that order. The weightings of the Composite Index are rebalanced from time to time as the Fund's asset allocation is rebalanced. The weightings of the Composite Index may not correlate with the Fund's asset allocation.

(4) The Russell 3000(R) is composed of 3000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

 12                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Growth & Income Fund's Retail Class.

       SHAREHOLDER FEES                                                   None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                   0.10%
          Distribution (12b-1) fee(1)                                      0.06%
          Other expenses(2)                                                0.38%
                                                                          -----
          Total annual operating expenses                                  0.54%
          Fee waiver and expense reimbursement(3)                         (0.09%)
                                                                          -----
          Net expenses                                                     0.45%

------------------
(1) The Fund invests in the Retirement Class Shares of certain Select Funds, which charge a shareholder service fee of 0.19%. This fee is in addition to the distribution (12b-1) fee described above.

(2) "Other expenses" include printing and transfer agency fees which are class specific.

(3) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.45% for the Retail Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                              1 YEAR         3 YEARS*         5 YEARS*         10 YEARS*
                RETAIL CLASS                   $46             $164             $293             $670

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

INDIRECT EXPENSES PAID BY THE FUND

The Fund invests in the Retirement Class Shares of the Select Fund. The Fund bears its proportionate share of the operating expenses of the Select Funds in which it holds shares. This means that if you invest in the Fund, you will bear, indirectly, some operating expenses of the underlying Select Funds. These expenses are in addition to the expenses of the Fund described above. These expenses will vary over time, depending on which Select Funds the Fund invests in. In order to give you an indication of these expenses, shown below is the average expense ratio for the Select Funds the Fund invests in, based on the Fund's current target allocation among the Select Funds and the actual expenses of those Select Funds for the fiscal year ended 2003. Based on these assumptions, the expense ratio of the Select Funds borne indirectly by the Fund would be 0.81%.

Prospectus -- Retail Class                                                    13

THE CAPITAL OPPORTUNITIES FUND SUMMARY
WHAT ARE THE BLENDED FUNDS?
Each Blended Fund is a "fund of funds." It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.

PORTFOLIO DESCRIPTION

Investment             -   The CAPITAL OPPORTUNITIES FUND seeks capital
Objective                  appreciation with modest current income.
---------------------------------------------------------------------------------
Principal              -   The Fund, through investments in the Select Funds,
Investment                 combines a greater percentage of equity securities with a
Strategies                 smaller percentage of fixed income securities.
                       -   The Investment Adviser uses the following target and
                           potential ranges in allocating the Fund's assets among the
                           Select Funds.

                           ASSET CLASS                      TARGET    RANGE
                           Bond Select Funds                  25%     15-35%
                           U.S. Equity Select Funds           56%     40-70%
                           Non-U.S. Equity Select Fund        19%     10-30%
                           SELECT FUND
                           Equity Index                        6%      2-15%
                           Value Equity                       23%     15-35%
                           Growth Equity                      23%     15-35%
                           Small Cap Equity                    4%      0-10%
                           International Equity               19%     10-30%
                           Money Market                        3%      0-10%
                           Low-Duration Bond                   4%      0-10%
                           Medium-Duration Bond               13%      5-25%
                           Extended-Duration Bond              5%      0-10%

                       - Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.
                       - The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying
                           Select Funds.
                       See "Additional Investment & Risk Information" for more about the Fund's investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.

 14                                                               AB Funds Trust

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   The Fund's value will go up and down in response to
                           changes in the share prices of the Select Funds that it
                           owns. There is no guarantee that the Select Funds or
                           the underlying investments made by the Select Funds
                           will increase in value. Therefore, it is possible for
                           you to lose money by investing in the Fund.
                       -   Because the Fund owns Select Funds that buy stocks and
                           other equity securities, the Fund's value will fluctuate
                           due to business developments concerning a particular
                           issuer, industry or country, as well as general market
                           and economic conditions.
                       -   To the extent the Fund owns Select Funds that buy
                           bonds and other fixed income securities, the Fund's value
                           will fluctuate due to changes in interest rates. When
                           interest rates rise, the prices of fixed income
                           securities fall and vice versa. Other factors may
                           affect fixed income securities, such as financial
                           conditions of a particular issuer and general economic
                           conditions. The yield earned by a Select Fund will
                           also vary with changes in interest rates and other
                           economic factors.
                       -   There is a risk that the issuer of a fixed income
                           investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
                       -   Securities of foreign issuers may be negatively
                           affected by political events, economic conditions, or
                           inefficient, illiquid or unregulated markets in
                           foreign countries. Foreign issuers may be subject to
                           inadequate regulatory or accounting standards.
                       -   Changes in currency exchange rates relative to the
                           U.S. dollar may negatively affect the values of foreign
                           investments.
                       -   Investing in emerging markets involves even greater
                           risks than investing in more developed foreign markets
                           because, among other things, emerging markets often
                           have more political and economic instability.

Prospectus -- Retail Class                                                    15

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
[CAPITAL OPPORTUNITIES FUND BAR CHART]

                                                                      CAPITAL OPPORTUNITIES FUND
                                                                      --------------------------
2002                                                                            -13.56
2003                                                                             24.93

BEST AND WORST QUARTERLY RETURNS, RETAIL CLASS SHARES (FOR THE PERIOD REFLECTED
                              IN THE CHART ABOVE)

                                               RETURN    QUARTER/YEAR
                                               -------   ------------
Highest return/best quarter                     13.35%      2/2003
Lowest return/worst quarter                    (13.29%)     3/2002

The table below shows the Fund's returns, both before and after taxes, averaged over certain periods of time, and the performance of broad-based and composite indexes.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR    SINCE INCEPTION(1)
                                                                ------    ------------------
CAPITAL OPPORTUNITIES FUND
Return before taxes                                             24.93%          2.60%
Return after taxes on distributions(2)                          23.95%          1.42%
Return after taxes on distributions and sale of Fund
  shares(2)                                                     16.69%          6.59%
Composite Index (reflects no deduction for fees, expenses or
  taxes)(3)                                                     25.70%          3.28%
Russell 3000(R) (reflects no deduction for fees, expenses or
  taxes)(4)                                                     31.06%          0.26%

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Composite Index is comprised of the Russell 3000(R), the MSCI All Country World Index (ACWI) Free Ex-U.S. benchmark and the Lehman Brothers Aggregate Bond Index, weighted 56%, 19% and 25%, respectively. The Russell 3000(R) is composed of 3000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market. MSCI All Country World Index (ACWI) Free Ex-U.S. benchmark invests in the following countries: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Korea, Malaysia, Mexico, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore Free, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Kingdom and Venezuela. The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody's Investors Service, Standard and Poor's(R), or Fitch, Inc., in that order. The weightings of the Composite Index are rebalanced from time to time as the Fund's asset allocation is rebalanced. The weightings of the Composite Index may not correlate with the Fund's asset allocation.

(4) The Russell 3000(R) is composed of 3000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

 16                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Capital Opportunities Fund's Retail Class.

       SHAREHOLDER FEES                                                None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                0.10%
          Distribution (12b-1) fee(1)                                   0.06%
          Other expenses(2)                                             0.46%
                                                                       -----
          Total annual operating expenses                               0.62%
          Fee waiver and expense reimbursement(3)                      (0.07%)
                                                                       -----
          Net expenses                                                  0.55%

------------------
(1) The Fund invests in the Retirement Class Shares of certain Select Funds, which charge a shareholder service fee of 0.19%. This fee is in addition to the distribution (12b-1) fee described above.

(2) "Other expenses" include printing and transfer agency fees which are class specific.

(3) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.55% for the Retail Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                              1 YEAR         3 YEARS*         5 YEARS*         10 YEARS*
                RETAIL CLASS                   $56             $192             $339             $769

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

INDIRECT EXPENSES PAID BY THE FUND

The Fund invests in the Retirement Class shares of the Select Funds. The Fund bears its proportionate share of the operating expenses of the Select Funds in which it holds shares. This means that if you invest in the Fund, you will bear, indirectly, some operating expenses of the underlying Select Funds. These expenses are in addition to the expenses of the Fund described above. These expenses will vary over time, depending on which Select Funds the Fund invests in. In order to give you an indication of these expenses, shown below is the average expense ratio for the Select Funds the Fund invests in, based on the Fund's current target allocation among the Select Funds and the actual expenses of those Select Funds for the fiscal year ended 2003. Based on these assumptions, the expense ratio of the Select Funds borne indirectly by the Fund would be 0.88%.

Prospectus -- Retail Class                                                    17

THE GLOBAL EQUITY FUND SUMMARY
WHAT ARE THE BLENDED FUNDS?
Each Blended Fund is a "fund of funds." It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.

PORTFOLIO DESCRIPTION

Investment             -   The GLOBAL EQUITY FUND seeks capital appreciation.
Objective
---------------------------------------------------------------------------------
Principal              -   The Fund, through investments in the Select Funds,
Investment                 combines a greater percentage of U.S. equity securities
Strategies                 with a smaller percentage of international equity
                           securities.
                       -   The Investment Adviser uses the following target and
                           potential ranges in allocating the Fund's assets among the
                           Select Funds.

                           ASSET CLASS                      TARGET    RANGE
                           U.S. Equity Select Funds           75%     60-90%
                           Non-U.S. Equity Select Fund        25%     15-35%
                           SELECT FUND
                           Equity Index                        5%      0-10%
                           Value Equity                       31%     15-45%
                           Growth Equity                      31%     15-45%
                           Small Cap Equity                    5%      0-15%
                           International Equity               25%     15-35%
                           Money Market                        3%      0-10%

                       - Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.
                       - The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying
                           Select Funds.
                       See "Additional Investment & Risk Information" for more about the Fund's investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.

 18                                                               AB Funds Trust

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   The Fund's value will go up and down in response to
                           changes in the share prices of the Select Funds that it
                           owns. There is no guarantee that the Select Funds or
                           the underlying investments made by the Select Funds
                           will increase in value. Therefore, it is possible for
                           you to lose money by investing in the Fund.
                       -   Because the Fund owns Select Funds that buy stocks and
                           other equity securities, the Fund's value will fluctuate
                           due to business developments concerning a particular
                           issuer, industry or country, as well as general market
                           and economic conditions.
                       -   Securities of foreign issuers may be negatively
                           affected by political events, economic conditions, or
                           inefficient, illiquid or unregulated markets in
                           foreign countries. Foreign issuers may be subject to
                           inadequate regulatory or accounting standards.
                       -   Changes in currency exchange rates relative to the
                           U.S. dollar may negatively affect the values of foreign
                           investments.
                       -   Investing in emerging markets involves even greater
                           risks than investing in more developed foreign markets
                           because, among other things, emerging markets often
                           have more political and economic instability.

Prospectus -- Retail Class                                                    19

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

[GLOBAL EQUITY FUND BAR CHART]

                                                                          Global Equity Fund
2002                                                                                  -20.25
2003                                                                                   31.53

BEST AND WORST QUARTERLY RETURNS, RETAIL CLASS SHARES (FOR THE PERIOD REFLECTED
                              IN THE CHART ABOVE)

                                              RETURN     QUARTER/YEAR
                                              -------    ------------
Highest return/best quarter                    16.96%       2/2003
Lowest return/worst quarter                   (18.58%)      3/2002

The table below shows the Fund's returns, both before and after taxes, averaged over certain periods of time, and the performance of broad-based and composite indexes.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR    SINCE INCEPTION(1)
                                                                ------    ------------------
GLOBAL EQUITY FUND
Return before taxes                                             31.53%          0.85%
Return after taxes on distributions(2)                          31.41%          0.58%
Return after taxes on distributions and sale of Fund
  shares(2)                                                     20.66%          0.57%
Composite Index (reflects no deductions for fees, expenses
  or taxes)(3)                                                  33.48%          1.58%
Russell 3000(R) (reflects no deduction for fees, expenses or
  taxes)(4)                                                     31.06%          0.26%

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Composite Index is comprised of the Russell 3000(R) and the MSCI All Country World Index (ACWI) Free Ex-U.S. benchmark, weighted 75% and 25%, respectively. The Russell 3000(R) is composed of 3000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. Equity Market. MSCI All Country World Index (ACWI) Free Ex-U.S. benchmark invests in the following countries: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Korea, Malaysia, Mexico, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore Free, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Kingdom, and Venezuela. The weightings of the Composite Index are rebalanced from time to time as the Fund's asset allocation is rebalanced. The weightings of the Composite Index may not correlate with the Fund's asset allocation.

(4) The Russell 3000(R) is composed of 3000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. Equity Market.

 20                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Global Equity Fund's Retail Class.

       SHAREHOLDER FEES                                                  None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                   0.10%
          Distribution (12b-1) fee(1)                                      0.06%
          Other expenses(2)                                                0.32%
                                                                          ------
          Total annual operating expenses                                  0.48%
          Fee waiver and expense reimbursement(3)                         (0.06%)
                                                                          ------
          Net expenses                                                     0.42%

------------------
(1) The Fund invests in the Retirement Class Shares of certain Select Funds, which charge a shareholder service fee of 0.19%. This fee is in addition to the distribution (12b-1) fee described above.

(2) "Other expenses" include printing and transfer agency fees which are class specific.

(3) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.42% for the Retail Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                                       1 YEAR         3 YEARS*         5 YEARS*         10 YEARS*
                         RETAIL CLASS                   $43             $148             $263             $599

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

INDIRECT EXPENSES PAID BY THE FUND

The Fund invests in the Retirement Class shares of the Select Funds. The Fund bears its proportionate share of the operating expenses of the Select Funds in which it holds shares. This means that if you invest in the Fund, you will bear, indirectly, some operating expenses of the underlying Select Funds. These expenses are in addition to the expenses of the Fund described above. These expenses will vary over time, depending on which Select Funds the Fund invests in. In order to give you an indication of these expenses, shown below is the average expense ratio for the Select Funds the Fund invests in, based on the Fund's current target allocation among the Select Funds and the actual expenses of those Select Funds for the fiscal year ended 2003. Based on these assumptions, the expense ratio of the Select Funds borne indirectly by the Fund would be 0.97%.

Prospectus -- Retail Class                                                    21

THE SELECT FUNDS

THE MONEY MARKET FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment             -   The MONEY MARKET FUND seeks to maximize current income
Objective                  to the extent consistent with the preservation of capital
                           and liquidity, and the maintenance of a stable per
                           share price of $1.00.
---------------------------------------------------------------------------------

Principal              -   The Fund invests in a broad range of high quality,
Investment                 short-term money market instruments denominated
Strategies                 exclusively in U.S. dollars.
                       -   The Fund invests primarily in:
                           -   Short-term obligations issued or guaranteed by:
                               -   The U.S. government, its agencies and
                                   instrumentalities, banks, and corporations; and
                                -  Foreign governments, banks, and corporations.
                           -   Mortgage-backed and asset-backed securities.
                       -   The Fund may enter into repurchase agreements relating
                           to the above instruments.
                       -   The Fund expects, but does not guarantee, a constant
                           net asset value of $1.00 per share by valuing its
                           portfolio securities at amortized cost.
                       -   The Fund invests primarily in high quality commercial
                           paper and other obligations generally rated as follows:
                           (i) if rated by more than one nationally recognized
                           statistical rating organization ("NRSRO"), the
                           obligation is rated in the highest rating category of
                           any two NRSROs, (ii) if only one NRSRO has rated the
                           obligation, it is rated in that NRSRO's highest rating
                           category, and (iii) if an obligation is not rated by
                           an NRSRO, the Fund's Sub-Adviser must determine it is
                           of equivalent quality to an obligation rated in the
                           highest rating category of an NRSRO.
                       -   The Fund maintains a dollar-weighted average portfolio
                           maturity of 90 days or less.
                       -   The Fund's investments in securities are limited to
                           obligations that mature in 397 days or less from the date
                           of purchase.
                       -   The Fund may invest only in securities that comply
                           with the quality, maturity and diversification
                           requirements of Rule 2a-7 under the Investment Company
                           Act of 1940, which regulates mutual funds.
                       -   The Fund uses one or more Sub-Advisers to manage its
                           portfolio under the oversight of the Investment Adviser.
                           See "Sub-Advisers" under "Management of the Funds" for
                           a discussion of the Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.

 22                                                               AB Funds Trust

----------------------------------------------------------------------------------------------
Principal Risks     The Fund is subject to the following principal risks. Other risks are described under "Additional Investment & Risk Information."
                    -   Although the Fund seeks to preserve its value at $1.00 per share, it is possible for you to lose money by investing in the Fund. The Fund is not insured or guaranteed by SBC Financial, the Annuity Board, any bank, the Federal Deposit Insurance Corporation, or any government agency.
                    -   The Fund's return will drop if short-term interest rates drop.
                    -   There is a risk that the issuer of a fixed income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.
                    -   Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality.
                        For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities.
                        Accordingly, there may be some risk of default by the issuer in such cases.
                    -   The Fund's ability to concentrate its investments in domestic banks may increase risks. Banks, and other financial institutions, may be affected by negative economic conditions, since they rely on the availability and cost of funds, as well as the ability of borrowers to repay their loans.
                    -   Obligations of foreign banks and other foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries.
                        Foreign issuers, including foreign banks, may be subject to inadequate regulatory or accounting standards.

Prospectus -- Retail Class                                                    23

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

[MONEY MARKET FUND BAR CHART]

                                                                           Money Market Fund
2002                                                                                    1.38
2003                                                                                    0.57

BEST AND WORST QUARTERLY RETURNS, RETAIL CLASS SHARES (FOR THE PERIODS REFLECTED
                              IN THE CHART ABOVE)

                                                                     RETURN    QUARTER/YEAR
                                                                     ------    ------------
                      Highest return/best quarter                    0.36%        1/2002
                      Lowest return/worst quarter                    0.10%        3/2003

The table below shows the Fund's returns, averaged over certain periods of time and the performance of a broad-based index.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR    SINCE INCEPTION(1)
                                                                ------    ------------------
MONEY MARKET FUND                                               0.57%           1.17%
Citigroup 3-Month Treasury Bill Index (reflects no deduction
  for fees, expenses or taxes)(2)                               1.07%           1.62%

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) The Citigroup 3-Month (formerly Salomon Brothers 90-Day) Treasury Bill Index is composed of the monthly return equivalents of yield averages that are not marked to market. The 3-Month Treasury Bill Index consists of the last three 3-month Treasury bill issues.

     WHAT IS YIELD?
     Yield is a measure of the income (interest) earned by the securities in a fund's portfolio and paid to you over a specified time period. The annualized yield is expressed as a percentage of the offering price per share on a specified date.

  You may call (800) 262-0511 to obtain the Money Market Fund's current 7-day yield.

 24                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund's Retail Class.

       SHAREHOLDER FEES                                                  None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                0.21%
          Distribution (12b-1) fee                                      0.10%
          Other expenses(1)                                             0.60%
                                                                       ------
          Total annual operating expenses                               0.91%
          Fee waiver and expense reimbursement(2)                      (0.19%)
                                                                       ------
          Net expenses                                                  0.72%

------------------
(1) "Other expenses" include printing and transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.72% for the Retail Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                              1 YEAR         3 YEARS*         5 YEARS*         10 YEARS*
                RETAIL CLASS                   $74             $272             $487            $1,109

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Prospectus -- Retail Class                                                    25

THE LOW-DURATION BOND FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment             -   The LOW-DURATION BOND FUND seeks current income
Objective              consistent with preservation of capital.
---------------------------------------------------------------------------------
Principal              -   The Fund invests mainly (at least 80% of its net
Investment                 assets and typically more) in investment grade fixed
Strategies                 income securities. The Fund's portfolio is diversified
                           among a large number of companies across different
                           industries and economic sectors.
                       -   The Fund invests primarily in:
                           -   Obligations issued or guaranteed by:
                                 -   The U.S. government, its agencies and
                                     instrumentalities, banks, and corporations; and
                                 -   Foreign governments, banks, and corporations.
                           -   Mortgage-backed and asset-backed securities.
                       -   The average quality rating for the Fund's portfolio
                           will be greater than or equal to the "Aa" category as
                           rated by Moody's Investors Service, Inc. ("Moody's")
                           or the equivalent by Standard and Poor's(R)
                           ("S&P(R)"). The Fund will not invest in fixed income
                           securities that have a quality rating less than "Baa"
                           as rated by Moody's or the equivalent by S&P(R) (or,
                           if unrated, determined by a Sub-Adviser to be of the
                           same quality). If an investment held by the Fund is
                           downgraded below a "Baa" or equivalent rating, the
                           Sub-Adviser will take action that it believes to be
                           advantageous to the Fund.
                       -   The average dollar-weighted duration of the Fund
                           normally varies between 1 and 3 years.
                       -   The Fund may hold up to 20% of its assets in
                           obligations denominated in currencies other than the U.S.
                           dollar, and may invest beyond this limit when
                           considering U.S.-dollar-denominated securities of
                           foreign issuers. However, such foreign currency
                           exposure will normally be hedged by at least 75% of
                           its value to the U.S. dollar in order to reduce the
                           risk of loss due to fluctuations in currency exchange
                           rates.
                       -   The Fund may invest and reinvest in long or short
                           derivative instruments such as, but not limited to,
                           futures contracts, options, and swap agreements.
                       -   The Fund uses a multi-manager approach, using two or
                           more Sub-Advisers that each manage a portion of its
                           portfolio under the oversight of the Investment
                           Adviser. The Sub-Advisers practice different
                           investment styles and make investment decisions for
                           the Fund based on an analysis of differing factors,
                           such as interest rates, yield curve positioning, yield
                           spreads, duration, sectors, credit ratings, or
                           fundamental issuer selection. See "Sub-Advisers" under
                           "Management of the Funds" for a discussion of the
                           Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.

 26                                                               AB Funds Trust

----------------------------------------------------------------------------------------------
Principal Risks     The Fund is subject to the following principal risks. Other risks are described under "Additional Investment & Risk Information."
                    -   The Fund's value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible for you to lose money by investing in the Fund.
                    -   There is a risk that the issuer of a fixed income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.
                    -   Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality.
                        For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities.
                        Accordingly, there may be some risk of default by the issuer in such cases.
                    -   Securities rated "Baa" by Moody's or the equivalent by S&P(R) are considered investment grade, but they may have some speculative characteristics. This means that the issuers may have problems making principal and interest payments during difficult economic conditions.
                    -   Obligations of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.
                    -   Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.
                    -   The Fund's use of derivative instruments may increase the risk of loss.
                    -   The performance of the Fund will depend on how successfully its
                        Sub-Advisers pursue its investment strategies.

WHAT IS DURATION?
Duration is a mathematical calculation of the average life of a bond that takes into account not only the maturity of the bond but also the time when payments are made thereon. It is a useful measure of sensitivity to interest rate changes -- the longer a bond's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.

Prospectus -- Retail Class                                                    27

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

[LOW-DURATION BOND FUND BAR CHART]

                                                                        Low-Duration Bond Fund
2002                                                                                      5.70
2003                                                                                      2.20

BEST AND WORST QUARTERLY RETURNS, RETAIL CLASS SHARES (FOR THE PERIODS REFERRED
                              IN THE CHART ABOVE)

                                                                     RETURN    QUARTER/YEAR
                                                                     ------    ------------
                      Highest return/best quarter                     2.20%       3/2002
                      Lowest return/worst quarter                    (0.06%)      4/2003

The table below shows the Fund's returns, both before and after taxes, averaged over certain periods of time, and the performance of a broad-based index.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR    SINCE INCEPTION(1)
                                                                ------    ------------------
LOW-DURATION BOND FUND
Return before taxes                                             2.20%           4.02%
Return after taxes on distributions(2)                          0.65%           1.82%
Return after taxes on distributions and sale of Fund
  shares(2)                                                     1.56%           2.13%
Merrill Lynch 1-3 Year Treasury Index (reflects no deduction
  for fees, expenses or taxes)(3)                               1.90%           4.40%

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

 28                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Low-Duration Bond Fund's Retail Class.

       SHAREHOLDER FEES                                                  None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                   0.41%
          Distribution (12b-1) fee                                         0.10%
          Other expenses(1)                                                0.36%
                                                                          -----
          Total annual operating expenses                                  0.87%
          Fee waiver and expense reimbursement(2)                         (0.02%)
                                                                          -----
          Net expenses                                                     0.85%

------------------
(1) "Other expenses" include printing and transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.85% for the Retail Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005. The "Fee waiver and expense reimbursement" also includes the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                              1 YEAR         3 YEARS*         5 YEARS*         10 YEARS*
                RETAIL CLASS                   $87             $276             $480            $1,071

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Prospectus -- Retail Class                                                    29

THE MEDIUM-DURATION BOND FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment             -   The MEDIUM-DURATION BOND FUND seeks maximum total
Objective              return consistent with preservation of capital.
---------------------------------------------------------------------------------
Principal              -   The Fund invests mainly (at least 80% of its net
Investment                 assets and typically more) in investment grade fixed
Strategies                 income securities. The Fund's portfolio is diversified
                           among a large number of companies across different
                           industries and economic sectors.
                       -   The Fund invests primarily in:
                           -   Obligations issued or guaranteed by:
                             -   The U.S. government, its agencies and
                                 instrumentalities, banks, and corporations; and
                             -   Foreign governments, banks, and corporations.
                           -   Mortgage-backed and asset-backed securities.
                       -   The average quality rating for the Fund's portfolio
                           will be greater than or equal to the "A" category as rated by Moody's Investors Service, Inc. ("Moody's") or the
                           equivalent by Standard and Poor's(R) ("S&P(R)"). The
                           Fund invests primarily in investment grade debt
                           securities, but may hold up to 10% of its assets in
                           high yield securities ("junk bonds") rated "B" or
                           higher by Moody's or the equivalent by S&P(R) (or if
                           unrated, determined by a Sub-Adviser to be of the same
                           quality). If an investment held by the Fund is
                           downgraded below a "B" or equivalent rating, the Sub-
                           Adviser will take action that it believes to be
                           advantageous to the Fund.
                       -   The average dollar-weighted duration of the Fund
                           normally varies between 3 and 7 years.
                       -   The Fund may hold up to 20% of its assets in
                           obligations denominated in currencies other than the U.S.
                           dollar, and may invest beyond this limit when
                           considering U.S.-dollar-denominated securities of
                           foreign issuers. However, such foreign currency
                           exposure will normally be hedged by at least 75% of
                           its value to the U.S. dollar in order to reduce the
                           risk of loss due to fluctuations in currency exchange
                           rates.
                       -   The Fund may invest and reinvest in long or short
                           derivative instruments such as, but not limited to,
                           futures contracts, options, and swap agreements.
                       -   The Fund uses a multi-manager approach, using two or
                           more Sub-Advisers that each manage a portion of its
                           portfolio under the oversight of the Investment
                           Adviser. The Sub-Advisers practice different
                           investment styles and make investment decisions for
                           the Fund based on an analysis of differing factors,
                           such as interest rates, yield curve positioning, yield
                           spreads, duration, sectors, credit ratings, or
                           fundamental issuer selection. See "Sub-Advisers" under
                           "Management of the Funds" for a discussion of the
                           Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.
---------------------------------------------------------------------------------

 30                                                               AB Funds Trust

Principal Risks     The Fund is subject to the following principal risks. Other risks are described under "Additional Investment & Risk Information."
                    -   The Fund's value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. An investor in this Fund should be able to accept some short-term fluctuations in value. The yield earned by the
                        Fund will also vary with changes in interest rates and other economic factors. It is possible for you to lose money by investing in the
                        Fund.
                    -   There is a risk that the issuer of a fixed income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.
                    -   Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality.
                        For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities.
                        Accordingly, there may be some risk of default by the issuer in such cases.
                    -   High yield securities ("junk bonds") involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments.
                    -   Obligations of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.
                    -   Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
                    -   Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.
                    -   The Fund's use of derivative instruments may increase the risk of loss.
                    -   The performance of the Fund will depend on how successfully its
                        Sub-Advisers pursue its investment strategies.

WHAT IS DURATION?
Duration is a mathematical calculation of the average life of a bond that takes into account not only the maturity of the bond but also the time when payments are made thereon. It is a useful measure of sensitivity to interest rate changes -- the longer a bond's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.

Prospectus -- Retail Class                                                    31

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

[MEDIUM-DURATION BOND FUND BAR CHART]

                                                                       Medium-Duration Bond Fund
2002                                                                                        8.90
2003                                                                                        6.33

BEST AND WORST QUARTERLY RETURNS, RETAIL CLASS SHARES (FOR THE PERIODS REFLECTED
                              IN THE CHART ABOVE)

                                                 RETURN   QUARTER/YEAR
Highest return/best quarter                      3.16%     2/2003
Lowest return/worst quarter                      0.31%     3/2003

The table below shows the Fund's returns, both before and after taxes, averaged over certain periods of time. The broad-based index illustrates how the Fund performed relative to its investment universe.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR    SINCE INCEPTION(1)
                                                                ------    ------------------
MEDIUM-DURATION BOND FUND
Return before taxes                                             6.33%           7.03%
Return after taxes on distributions(2)                          3.43%           3.37%
Return after taxes on distributions and sale of Fund
  shares(2)                                                     4.31%           3.83%
Lehman Brothers Aggregate Bond Index (reflects no deduction
  for fees, expenses or taxes)(3)                               4.10%           6.84%

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody's Investor's Service, Standard and Poor's(R) Corporation, or Fitch Investor's Service, in that order.

 32                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Medium-Duration Bond Fund's Retail Class.

       SHAREHOLDER FEES                                                  None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                   0.44%
          Distribution (12b-1) fee                                         0.10%
          Other expenses(1)                                                0.42%
                                                                          -----
          Total annual operating expenses                                  0.96%
          Fee waiver and expense reimbursement(2)                         (0.06%)
                                                                          -----
          Net expenses                                                     0.90%

------------------
(1) "Other expenses" include printing and transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.90% for the Retail Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005. The "Fee waiver and expense reimbursement" also includes the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                              1 YEAR         3 YEARS*         5 YEARS*         10 YEARS*
                RETAIL CLASS                   $92             $300             $526            $1,175

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Prospectus -- Retail Class                                                    33

THE EXTENDED-DURATION BOND FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment             -   The EXTENDED-DURATION BOND FUND seeks maximum total
Objective              return consistent with preservation of capital.
---------------------------------------------------------------------------------
Principal              -   The Fund invests mainly (at least 80% of its net
Investment                 assets and typically more) in fixed income securities. The
Strategies                 Fund's portfolio is diversified among a large number
                           of companies across different industries and economic
                           sectors.
                       -   The Fund invests primarily in:
                           -   Obligations issued or guaranteed by:
                             -   The U.S. government its agencies and
                                 instrumentalities, banks, and corporations; and
                             -   Foreign governments, banks, and corporations.
                           -   Mortgage-backed and asset-backed securities.
                       -   The average dollar-weighted duration of the Fund
                           normally will be greater than or equal to 7 years.
                       -   The average quality rating for the Fund's portfolio
                           will be greater than or equal to the "Baa" category as
                           rated by Moody's Investors Service, Inc. ("Moody's")
                           or the equivalent by Standard and Poor's(R)
                           ("S&P(R)"). The Fund does not currently expect to
                           invest more than 20% of its assets in fixed income
                           securities rated lower than investment grade. The Fund
                           will not invest in fixed income securities that have a
                           quality rating less than "B" as rated by Moody's or
                           the equivalent by S&P(R) (or, if unrated, determined
                           by a Sub-Adviser to be of the same quality). If an
                           investment held by the Fund is downgraded below a "B"
                           or equivalent rating, the Sub-Adviser will take action
                           that it believes to be advantageous to the Fund.
                       -   The Fund may hold up to 30% of its assets in
                           obligations denominated in currencies other than the U.S.
                           dollar, and may invest beyond this limit when
                           considering U.S.-dollar-denominated securities of
                           foreign issuers.
                       -   The Fund may invest and reinvest in long or short
                           derivative instruments such as, but not limited to,
                           futures contracts, options, and swap agreements.
                       -   The Fund uses a multi-manager approach, using two or
                           more Sub-Advisers that each manage a portion of its
                           portfolio under the oversight of the Investment
                           Adviser. The Sub-Advisers practice different
                           investment styles and make investment decisions for
                           the Fund based on an analysis of differing factors,
                           such as interest rates, yield curve positioning, yield
                           spreads, duration, sectors, credit ratings, or
                           fundamental issuer selection. See "Sub-Advisers" under
                           "Management of the Funds" for a discussion of the
                           Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.

 34                                                               AB Funds Trust

----------------------------------------------------------------------------------------------
Principal Risks     The Fund is subject to the following principal risks. Other risks are described under "Additional Investment & Risk Information."
                    -   The Fund's value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. An investor in this Fund should be able to accept some short-term fluctuations in value. Longer-term bonds are generally more volatile, as are lower-rated bonds. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible for you to lose money by investing in the Fund.
                    -   There is a risk that the issuer of a fixed income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed Securities are also subject to the risk of prepayment which may result in a loss of anticipated payments or principal being reinvested at lower rates.
                    -   Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality.
                        For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities.
                        Accordingly, there may be some risk of default by the issuer in such cases.
                    -   Bonds rated below investment grade involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments.
                    -   Obligations of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.
                    -   Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
                    -   Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.
                    -   The Fund's use of derivative instruments may increase the risk of loss.
                    -   The performance of the Fund will depend on how successfully its
                        Sub-Advisers pursue its investment strategies.

Prospectus -- Retail Class                                                    35

WHAT IS DURATION?
Duration is a mathematical calculation of the average life of a bond that takes into account not only the maturity of the bond but also the time when payments are made thereon. It is a useful measure of sensitivity to interest rate changes -- the longer a bond's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.

PERFORMANCE

The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
[EXTENDED-DURATION BOND FUND BAR CHART]

                                                                      Extended-Duration Bond Fund
2002                                                                                         9.93
2003                                                                                        10.95

BEST AND WORST QUARTERLY RETURNS, RETAIL CLASS SHARES (FOR THE PERIODS REFLECTED
                              IN THE CHART ABOVE)

                                                RETURN   QUARTER/YEAR
Highest return/best quarter                      7.71%      2/2003
Lowest return/worst quarter                     (1.01%)     1/2002

The table below shows the Fund's returns, both before and after taxes, averaged over certain periods of time, and the performance of broad-based and composite indexes.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR    SINCE INCEPTION(1)
                                                                ------    ------------------
EXTENDED-DURATION BOND FUND
Return before taxes                                             10.95%           9.70%
Return after taxes on distributions(2)                           6.78%           5.36%
Return after taxes on distributions and sale of Fund
  shares(2)                                                      8.39%           5.90%
Composite Index (reflects no deduction for fees, expenses or
  taxes)(3)                                                      6.46%           9.09%
Lehman Brothers Long-Term Credit Index (reflects no
  deduction for fees, expenses or taxes)(4)                     10.43%          10.02%

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Composite Index is comprised of The Lehman Brothers Long-Term Government Index and The Lehman Brothers Long-Term Credit Index, each weighted 50%. The Lehman Brothers Long-Term Government Index is composed of securities in the long (more than 10 years) range of the U.S. Government Index. The Lehman Brothers Long-Term Credit Index is composed of a subset of the Lehman Brothers Credit Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity greater than 10 years. The weightings of the Composite Index are rebalanced from time to time as the Fund's asset allocation is rebalanced. The weightings of the Composite Index may not correlate with the Fund's asset allocation.

(4) The Lehman Brothers Long-Term Credit Index is composed of a subset of the Lehman Brothers Credit Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity greater than 10 years.

 36                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Extended-Duration Bond Fund's Retail Class.

       SHAREHOLDER FEES                                                None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                0.49%
          Distribution (12b-1) fee                                      0.10%
          Other expenses(1)                                             0.35%
                                                                       -----
          Total annual operating expenses                               0.94%
          Fee waiver and expense reimbursement(2)                      (0.01%)
                                                                       -----
          Net expenses                                                  0.93%

------------------
(1) "Other expenses" include printing and transfer agency fees which are class specific.

(2) The "Fee waiver and expense reimbursement" reflects the waiver of a shareholder service fee attributable to the Funds cash balances invested in the Money Market Fund. In addition, the Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 1.05% for the Retail Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                         RETAIL CLASS                   $95            $296            $515            $1,143

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

Prospectus -- Retail Class                                                    37

THE EQUITY INDEX FUND SUMMARY
WHAT IS THE S&P 500(R)
The Standard and Poor's 500(R) -- Total Return (the "S&P 500(R)") consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The S&P 500(R) is one of the most widely used benchmarks of U.S. equity performance.

PORTFOLIO DESCRIPTION

Investment             -   The EQUITY INDEX FUND seeks to provide investment
Objective                  results approximating the aggregate price and dividend
                           performance of the securities included in the S&P
                           500(R).
---------------------------------------------------------------------------------
Principal              -   Under normal market conditions, the Fund will invest
Investment                 substantially all (at least 80%) of its total assets in
Strategies                 the equity securities of the companies that make up
                           the S&P 500(R), in weightings that approximate the
                           relative composition of the securities contained in
                           the S&P 500(R).
                       -   The Fund may invest to a lesser extent in derivative
                           instruments, including exchange listed options, futures,
                           and swap agreements, that are based on:
                        -  The S&P 500(R);
                        -  Companies included in the S&P 500(R); or
                        -  Stock indexes other than but similar to the S&P
                           500(R).
                       -   The companies chosen for inclusion in the S&P 500(R)
                           tend to be industry leaders within the U.S. economy as
                           determined by Standard & Poor's. However, companies
                           are not selected for inclusion by Standard & Poor's
                           because they are expected to have superior stock price
                           performance relative to the market in general or other
                           stocks in particular.
                       -   The Fund uses one or more Sub-Advisers to manage its
                           portfolio under the oversight of the Investment Adviser.
                           See "Sub-Advisers" under "Management of the Funds" for
                           a discussion of the Fund's Sub-Adviser.
                       -   The Fund is passively managed, which means it tries to
                           duplicate the investment composition and performance of
                           the S&P 500(R) using computer programs and statistical
                           procedures. As a result, the Sub-Adviser(s) does not
                           use traditional methods of fund investment management
                           for the Fund, such as selecting securities on the
                           basis of economic, financial, and market analysis.
                           Rather, the Sub-Adviser(s) buys and sells securities
                           in response to changes in the S&P 500(R). Because the
                           Fund has fees and transaction expenses (while the S&P
                           500(R) has none), returns are likely to be below those
                           of the S&P 500(R).

 38                                                               AB Funds Trust

                       -   The correlation between the Fund's performance and the
                           S&P 500(R) is expected to be greater than 98. However, it
                           could be lower in certain market environments and due
                           to certain stocks that may be excluded from the Fund's
                           portfolio because of social investment policies and
                           restrictions (100% would indicate perfect
                           correlation).
                       -   S&P(R) does not endorse any stock in the S&P 500.
                           "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard
                           & Poor's 500", and "500" are trademarks of The
                           McGraw-Hill Companies, Inc. and have been licensed for
                           use by AB Funds Trust. The Equity Income Fund is not
                           sponsored, endorsed, sold or promoted by Standard &
                           Poor's(R) and Standard & Poor's(R) makes no
                           representation regarding the advisability of investing
                           in the Fund. For more information, see the section
                           "The Equity Index Fund" on pages 29 to 30 of the
                           Trust's Statement of Additional Information.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.
---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   There is no guarantee that the stock market or the
                           stocks that the Fund buys will increase in value. It is
                           possible for you to lose money by investing in the
                           Fund.
                       -   The Fund's value will go up and down in response to
                           changes in the market value of its investments. Market
                           value will change due to business developments
                           concerning a particular issuer or industry, as well as
                           general market and economic conditions. An investor in
                           the Fund should be able to accept significant
                           short-term fluctuations in value.
                       -   There is a risk that large capitalization stocks may
                           not perform as well as other asset classes or the U.S.
                           stock market as a whole. In the past, large
                           capitalization stocks have gone through cycles of
                           doing better or worse than the stock market in
                           general.
                       -   There is a risk that the Fund, which is passively
                           managed, may not perform as well as funds with more
                           traditional methods of investment management, such as
                           selecting securities based on economic, financial, and
                           market analysis.
                       -   The Fund's use of derivatives, such as S&P 500 Index
                           futures, may reduce the Fund's returns and increase its
                           volatility.
                       -   The Fund must pay various expenses, while the S&P 500
                           Index's total return does not reflect any expenses.

WHAT IS MARKET CAPITALIZATION?
Market capitalization is the total dollar value of all of an issuer's outstanding shares on a market. It is a measure of corporate size. The market capitalization of an issuer is equal to the number of its shares outstanding multiplied by the price per share.

Prospectus -- Retail Class                                                    39

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

[EQUITY INDEX FUND BAR CHART]

                                                                           Equity Index Fund
2002                                                                                  -22.71
2003                                                                                   28.09

BEST AND WORST QUARTERLY RETURNS, RETAIL CLASS SHARES (FOR THE PERIODS REFLECTED
                              IN THE CHART ABOVE)

                                                RETURN    QUARTER/YEAR
Highest return/best quarter                      14.90%      2/2003
Lowest return/worst quarter                     (17.48%)     3/2002

The table below shows the Fund's returns, both before and after taxes, averaged over certain periods of time, and the performance of a broad-based index.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR    SINCE INCEPTION(1)
                                                                ------    ------------------
EQUITY INDEX FUND
Return before taxes                                             28.09%          (1.56%)
Return after taxes on distributions(2)                          27.76%          (2.23%)
Return after taxes on distributions and sale of Fund
  shares(2)                                                     18.66%          (1.68%)
S&P 500(R) (reflects no deduction for fees, expenses or
  taxes)(3)                                                     28.71%          (1.02%)

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The S&P 500(R) includes 500 of the largest stocks (in terms of market value) in the United States.

 40                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Equity Index Fund's Retail Class.

       SHAREHOLDER FEES                                                None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                0.17%
          Distribution (12b-1) fee                                      0.10%
          Other expenses(1)                                             0.46%
                                                                       -----
          Total annual operating expenses                               0.73%
          Fee waiver and expense reimbursement(2)                      (0.28%)
                                                                       -----
          Net expenses                                                  0.45%

------------------
(1) "Other expenses" include printing and transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.45% for the Retail Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005. The "Fee waiver and expense reimbursement" also includes the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                              1 YEAR         3 YEARS*         5 YEARS*         10 YEARS*
                RETAIL CLASS                   $46             $206             $380             $889

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Prospectus -- Retail Class                                                    41

THE VALUE EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment             -   The VALUE EQUITY FUND seeks to provide long-term
Objective                  capital appreciation.
---------------------------------------------------------------------------------
                       -   The Fund invests mainly (at least 80% of its net
Principal                  assets and typically more) in equity securities. The Fund
Investment                 is diversified and focuses on large and medium-sized
Strategies                 U.S. companies whose stocks are considered by the
                           Fund's Sub-Advisers to be value stocks. Value stocks
                           are generally those that are trading at prices that
                           the Sub-Advisers believe are below what the stocks are
                           worth or that may be out of favor with investors.
                       -   These stocks typically have lower price/earnings
                           ratios, lower asset valuations, and/or higher dividend
                           yields relative to the U.S. market as a whole.
                       -   The Fund may invest to a lesser extent in American
                           Depository Receipts, which represent ownership of
                           underlying foreign securities that are denominated in
                           U.S. dollars.
                       -   The Fund uses a multi-manager approach, using two or
                           more Sub-Advisers that each manage a portion of its
                           portfolio under the oversight of the Investment
                           Adviser. Each Sub-Adviser uses different investment
                           styles to identify stocks it believes are undervalued
                           or are generally out of favor with investors. See
                           "Sub-Advisers" under "Management of the Funds" for a
                           discussion of the Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.

 42                                                               AB Funds Trust

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   There is no guarantee that the stock market or the
                           stocks that the Fund buys will increase in value. It is
                           possible for you to lose money by investing in the
                           Fund.
                       -   The Fund's value will go up and down in response to
                           changes in the market value of its investments. Market
                           value will change due to business developments
                           concerning a particular issuer or industry, as well as
                           general market and economic conditions. An undervalued
                           stock may not increase in price as anticipated by a
                           Sub-Adviser if other investors fail to recognize the
                           company's value or the factors that the Sub-Adviser
                           believed would increase the price do not occur. An
                           investor in the Fund should be able to accept
                           significant short-term fluctuations in value.
                       -   There is a risk that value-oriented investments may
                           not perform as well as the rest of the U.S. stock market
                           as a whole. In the past, value stocks have tended to
                           lag the overall stock market during rising markets,
                           and to outperform it during periods of flat or
                           declining markets.
                       -   The performance of the Fund will depend on how
                           successfully its Sub-Advisers pursue its investment
                           strategies.

WHAT ARE VALUE FUNDS?
Value funds generally emphasize stocks of companies that are believed to be fundamentally attractive based on certain valuation factors. These stocks generally have growth prospects regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such factors as revenue, earnings, book value, and dividends. This is in contrast to stocks with above-average growth prospects, in which the Growth Equity Fund primarily invests. Both categories of stocks have produced similar returns in the past, although each category has periods when it outperforms the other.

Prospectus -- Retail Class                                                    43

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

[VALUE EQUITY FUND BAR CHART]

                                                                           Value Equity Fund
2002                                                                                  -17.48
2003                                                                                   30.46

BEST AND WORST QUARTERLY RETURNS, RETAIL CLASS SHARES (FOR THE PERIODS REFLECTED
                              IN THE CHART ABOVE)

                                              RETURN     QUARTER/YEAR
                                              -------    ------------
Highest return/best quarter                    17.99%       2/2003
Lowest return/worst quarter                   (19.45%)      3/2002

The table below shows the Fund's returns, both before and after taxes, averaged over certain periods of time, and the performance of a broad-based index.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR    SINCE INCEPTION(1)
                                                                ------    ------------------
VALUE EQUITY FUND
Return before taxes                                             30.46%          1.76%
Return after taxes on distributions(2)                          30.05%          1.12%
Return after taxes on distributions and sale of Fund
  shares(2)                                                     20.28%          1.16%
Russell 1000(R) Value (reflects no deduction for fees,
  expenses or taxes)(3)                                         30.03%          2.67%

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Russell 1000(R) Value is a large-cap index consisting of those Russell 1000(R) Index securities with a less-than-average growth orientation. Companies in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

 44                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Value Equity Fund's Retail Class.

       SHAREHOLDER FEES                                                None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                               0.70%
          Distribution (12b-1) fee                                     0.10%
          Other expenses(1)                                            0.40%
                                                                       ----
          Total annual operating expenses                              1.20%
          Fee waiver and expense reimbursement(2)                      (0.05%)
                                                                       ----
          Net expenses(3)                                              1.15%

------------------
(1) "Other expenses" include printing and transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 1.15% for the Retail Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005. The "Fee waiver and expense reimbursement" also includes the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund.

(3) The Trust has arrangements with certain broker-dealers who have agreed to pay certain expenses in return for the direction of a portion of the Fund's brokerage business. In the Fund's last fiscal year, these arrangements reduced the Fund's net annual fund operating expenses by 0.02%.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                              1 YEAR         3 YEARS*         5 YEARS*         10 YEARS*
                RETAIL CLASS                   $117            $376             $655            $1,453

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Prospectus -- Retail Class                                                    45

THE GROWTH EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment             -   The GROWTH EQUITY FUND seeks to provide long-term
Objective                  capital appreciation. Any income is incidental to this
                           objective.
---------------------------------------------------------------------------------
Principal              -   The Fund invests mainly (at least 80% of its net
Investment                 assets and typically more) in equity securities. The Fund
Strategies                 is diversified and focuses on large- and medium-sized
                           U.S. companies whose stocks are considered by the
                           Fund's Sub-Advisers to have above-average growth
                           prospects.
                       -   The Fund focuses on companies believed to have
                           above-average potential for growth in revenue and
                           earnings. Reflecting the market's high expectations
                           for superior growth, the prices of such stocks are
                           typically above-average in relation to such measures
                           as revenue, earnings, and book value when compared to
                           the U.S. market as a whole.
                       -   The Fund may invest to a lesser extent in American
                           Depository Receipts, which represent ownership of
                           underlying foreign securities that are denominated in
                           U.S. dollars.
                       -   The Fund uses a multi-manager approach, using two or
                           more Sub-Advisers that each manage a portion of its
                           portfolio under the oversight of the Investment
                           Adviser. Each Sub-Adviser uses both fundamental
                           research and quantitative analysis to select stocks it
                           believes have above-average growth prospects, but may
                           make investment decisions for the Fund based on an
                           analysis of differing factors, such as revenue and
                           earnings growth, or unanticipated positive earnings.
                           See "Sub-Advisers" under "Management of the Funds" for
                           a discussion of the Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.

 46                                                               AB Funds Trust

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   There is no guarantee that the stock market or the
                           stocks that the Fund buys will increase in value. It is
                           possible for you to lose money by investing in the
                           Fund.
                       -   The Fund's value will go up and down in response to
                           changes in the market value of its investments. Market
                           value will change due to business developments
                           concerning a particular issuer or industry, as well as
                           general market and economic conditions. An investor in
                           this Fund should be able to accept significant
                           short-term fluctuations in value.
                       -   Although the Fund will not concentrate in any
                           particular industry, it may be heavily invested in a
                           particular economic sector. If the Fund focuses on one
                           or a few sectors, its performance is likely to be
                           disproportionately affected by factors influencing
                           that sector, including market, economic, political or
                           regulatory developments. The Fund's performance may
                           also suffer if a sector does not perform as well as
                           the Sub-Advisers expected. Prices of securities in the
                           same sector often change collectively regardless of
                           the merits of individual companies.
                       -   There is a risk that growth-oriented investments may
                           not perform as well as the rest of the U.S. stock market
                           as a whole. In the past, growth stocks have tended to
                           outperform the overall stock market during rising
                           markets, and to lag during periods of flat or
                           declining markets.
                       -   The performance of the Fund will depend on how
                           successfully its Sub-Advisers pursue its investment
                           strategies.

WHAT ARE GROWTH FUNDS?
Growth funds invest in the stock of growth-oriented companies, seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return, if any, in the form of capital appreciation.

Prospectus -- Retail Class                                                    47

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

[GROWTH EQUITY FUND BAR CHART]

                                                                          Growth Equity Fund
2002                                                                                  -28.34
2003                                                                                   29.16

BEST AND WORST QUARTERLY RETURNS, RETAIL CLASS SHARES (FOR THE PERIODS REFLECTED
                              IN THE CHART ABOVE)

                                              RETURN     QUARTER/YEAR
                                              -------    ------------
Highest return/best quarter                    14.39%       2/2003
Lowest return/worst quarter                   (17.55%)      2/2002

The table below shows the Fund's returns, both before and after taxes, averaged over certain periods of time, and the performance of a broad-based index.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR    SINCE INCEPTION(1)
                                                                ------    ------------------
GROWTH EQUITY FUND
Return before taxes                                             29.16%         (4.03%)
Return after taxes on distributions(2)                          29.16%         (4.03%)
Return after taxes on distributions and sale of Fund
  shares(2)                                                     18.96%         (3.41%)
Russell 1000(R) Growth (reflects no deduction for fees,
  expenses or taxes)(3)                                         29.75%         (3.51%)

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Russell 1000(R) Growth is a large-cap index consisting of those Russell 1000(R) securities with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

 48                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Growth Equity Fund's Retail Class.

       SHAREHOLDER FEES                                                None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES(1)
          (Expenses that are deducted from fund assets)
          Management fee                                                0.84%
          Distribution (12b-1) fee                                      0.10%
          Other expenses(2)                                             0.40%
                                                                       -----
          Total annual operating expenses                               1.34%
          Fee waiver and expense reimbursement(3)                      (0.10%)
                                                                       -----
          Net expenses(4)                                               1.24%

------------------
(1) The information in the table has been restated to reflect the current levels of management fees and the fee waiver and reimbursement agreement.

(2) "Other expenses" include printing and transfer agency fees which are class specific.

(3) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 1.24% for the Retail Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005. The information in the table has been restated to reflect the current level of the fee waiver and reimbursement agreement. The "Fee waiver and expense reimbursement" also includes the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund.

(4) The Trust has arrangements with certain broker-dealers who have agreed to pay certain expenses in return for the direction of a portion of the Fund's brokerage business. In the Fund's last fiscal year, these arrangements reduced the Fund's net annual fund operating expenses by 0.02%.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                                       1 YEAR         3 YEARS*         5 YEARS*         10 YEARS*
                         RETAIL CLASS                   $126            $415             $726            $1,609

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Prospectus -- Retail Class                                                    49

THE SMALL CAP EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment             -   The SMALL CAP EQUITY FUND seeks to provide long-term
Objective                  capital appreciation. Any income received is incidental to this objective.
---------------------------------------------------------------------------------
                       -   The Fund invests mainly (at least 80% of its net
Principal                  assets and typically more) in common stocks of U.S.
Investment                 companies that, at the time of purchase, are in the
Strategies                 small capitalization segment of the U.S. equity
                           market, consistent with the capitalization range of
                           companies comprising the Russell 2000(R). The Fund's
                           portfolio is diversified among a large number of
                           companies across different industries and economic
                           sectors.
                       -   10-15% of the Fund's assets are managed using a
                           passive investment approach that seeks to replicate the
                           performance of the Russell 2000(R) Value.
                       -   The Fund is generally diversified with respect to
                           stocks possessing attractive fundamental values and strong growth prospects. Many of the companies in which the
                           Fund invests retain their earnings to finance current
                           and future growth. These companies generally pay
                           little or no dividends.
                       -   The Fund uses a multi-manager approach, using two or
                           more Sub-Advisers that each manage a portion of its
                           portfolio under the oversight of the Investment
                           Adviser. The Sub-Advisers, using fundamental research
                           and quantitative analysis (except when pursuing a
                           passive strategy), select stocks that they believe
                           have favorable investment characteristics, but may
                           make investment decisions for the Fund based on an
                           analysis of differing factors, such as revenue and
                           earnings growth, relative valuation, business
                           catalysts, or quality of management. See
                           "Sub-Advisers" under "Management of the Funds" for a
                           discussion of the Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.
---------------------------------------------------------------------------------

 50                                                               AB Funds Trust

Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   There is no guarantee that the stock market or the
                           stocks that the Fund buys will increase in value. It is
                           possible for you to lose money by investing in the
                           Fund.
                       -   The Fund invests primarily in small companies. An
                           investment in a smaller company may be more volatile and
                           less liquid than an investment in a larger company.
                           Small companies generally are more sensitive to
                           adverse business and economic conditions than larger,
                           more established companies. Small companies may have
                           limited financial resources, management experience,
                           markets and product diversification.
                       -   The Fund's value will go up and down in response to
                           changes in the market value of its investments. Market
                           value will change due to business developments
                           concerning a particular issuer or industry, as well as
                           general market and economic conditions. An investor in
                           this Fund should be able to accept significant short-
                           term fluctuations in value.
                       -   The Fund expects to have a high portfolio turnover
                           rate. High turnover creates more transaction costs and
                           negative tax consequences that may have a negative
                           impact on your investment in the Fund.
                       -   The Fund may invest in initial public offerings which
                           entails special risks, including limited operating history of the issuing companies, unseasoned trading and
                           limited liquidity.
                       -   The performance of the Fund will depend on how
                           successfully its Sub-Advisers pursue its investment
                           strategies.
                       -   There is a risk that the portion of the Fund that is
                           passively managed may not perform as well as funds with
                           traditional methods of investment management.

WHAT IS MARKET CAPITALIZATION?
Market capitalization is the total dollar value of all of an issuer's outstanding shares on a market. It is a measure of corporate size. The market capitalization of an issuer is equal to the number of its shares outstanding multiplied by the price per share.

Prospectus -- Retail Class                                                    51

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

[SMALL CAP EQUITY FUND BAR CHART]

                                                                         Small Cap Equity Fund
2002                                                                                    -22.40
2003                                                                                     45.72

BEST AND WORST QUARTERLY RETURNS, RETAIL CLASS SHARES (FOR THE PERIODS REFLECTED
                              IN THE CHART ABOVE)

                                               RETURN    QUARTER/YEAR
                                               -------   ------------
Highest return/best quarter                     22.70%      2/2003
Lowest return/worst quarter                    (22.44%)     3/2002

The table below shows the Fund's returns, both before and after taxes, averaged over certain periods of time, and the performance of a broad-based index.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR    SINCE INCEPTION(1)
                                                                ------    ------------------
SMALL CAP EQUITY FUND
Return before taxes                                             45.72%           5.78%
Return after taxes on distributions(2)                          45.72%           5.78%
Return after taxes on distributions and sale of Fund
  shares(2)                                                     29.72%           4.94%
Russell 2000(R) (reflects no deduction for fees, expenses or
  taxes)(3)                                                     47.25%           7.92%

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Russell 2000(R) Index is a small-cap index consisting of the smallest 2000 companies in the Russell 3000(R), representing approximately 7% of the Russell 3000(R) total market capitalization.

 52                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Equity Fund's Retail Class.

       SHAREHOLDER FEES                                                None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                1.09%
          Distribution (12b-1) fee                                      0.10%
          Other expenses(1)                                             0.51%
                                                                       -----
          Total annual operating expenses                               1.70%
          Fee waiver and expense reimbursement(2)                      (0.20%)
                                                                       -----
          Net expenses(3)                                               1.50%

------------------
(1) "Other expenses" include printing and transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 1.50% for the Retail Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005. The "Fee waiver and expense reimbursement" also includes the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund.

(3) The Trust has arrangements with certain broker-dealers who have agreed to pay certain expenses in return for the direction of a portion of the Fund's brokerage business. In the Fund's last fiscal year, these arrangements reduced the Fund's net annual fund operating expenses by 0.06%.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                                       1 YEAR         3 YEARS*         5 YEARS*         10 YEARS*
                         RETAIL CLASS                   $153            $517             $907            $2,005

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Prospectus -- Retail Class                                                    53

THE INTERNATIONAL EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment             -   The INTERNATIONAL EQUITY FUND seeks to provide
Objective                  long-term capital appreciation. Any income received
                           is incidental to this objective.
---------------------------------------------------------------------------------
                       -   The Fund invests mainly (at least 80% of its net
Principal                  assets and typically more) in common stocks of
Investment                 foreign companies in countries having economies and
Strategies                 markets generally considered to be developed. The
                           Fund's portfolio is diversified among a large number
                           of companies across different industries and economic
                           sectors.
                       -   The Fund may also invest to a lesser extent in common
                           stocks of foreign companies located in emerging
                           markets.
                       -   Common stocks of foreign companies are predominantly
                           traded on foreign stock exchanges.
                       -   Although the Fund has the flexibility to invest a
                           significant portion of its assets in one country or
                           region, it generally intends to remain
                           well-diversified across countries and geographical
                           regions. An issuer is considered to be from the
                           country where it is located, where it is
                           headquartered or incorporated, where the majority of
                           its assets are located, or where it generates the
                           majority of its operating income.
                       -   The Fund may invest to a lesser extent in American
                           Depository Receipts and Global Depository Receipts
                           and other similar instruments, each of which
                           represents ownership of underlying foreign securities
                           in currencies other than that of the country of
                           incorporation.
                       -   The Fund may use currency transactions, such as
                           forward contracts, to hedge its
                           non-U.S.-dollar-denominated obligations or for
                           investment purposes.
                       -   The Fund uses a multi-manager approach, using two or
                           more Sub-Advisers that each manage a portion of its
                           portfolio under the oversight of the Investment
                           Adviser. The Sub-Advisers, in managing their
                           respective portions of the Fund's portfolio, practice
                           different investment styles that the Investment
                           Adviser believes complement one another. See
                           "Sub-Advisers" under "Management of the Funds" for a
                           discussion of the Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.

 54                                                               AB Funds Trust

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   There is no guarantee that the international stock
                           markets or the stocks that the Fund buys will increase in
                           value. It is possible for you to lose money by
                           investing in the Fund.
                       -   The Fund's value will go up and down in response to
                           changes in the market value of its investments. Market
                           value will change due to business developments
                           concerning a particular issuer, industry or country,
                           as well as general market and economic conditions. An
                           investor in the Fund should be able to accept
                           significant short-term fluctuations in value.
                       -   Securities of foreign issuers may be negatively
                           affected by political events, economic conditions, or
                           inefficient, illiquid or unregulated markets in
                           foreign countries. Foreign issuers may be subject to
                           inadequate regulatory or accounting standards.
                       -   Changes in currency exchange rates relative to the
                           U.S. dollar may negatively affect the values of foreign
                           investments held by the Fund. Sub-Advisers may make
                           currency investment decisions independent of their
                           underlying stock selections.
                       -   Investing in emerging markets involves even greater
                           risks than investing in more developed foreign markets
                           because, among other things, emerging markets often
                           have more political and economic instability.
                       -   The performance of the Fund will depend on how
                           successfully its Sub-Advisers pursue its investment
                           strategies.

Prospectus -- Retail Class                                                    55

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

[INTERNATIONAL EQUITY FUND BAR CHART]

                                                                       INTERNATIONAL EQUITY FUND
                                                                       -------------------------
2002                                                                            -12.18
2003                                                                             35.47

BEST AND WORST QUARTERLY RETURNS, RETAIL CLASS SHARES (FOR THE PERIODS REFLECTED
                              IN THE CHART ABOVE)

                                               RETURN    QUARTER/YEAR
                                               -------   ------------
Highest return/best quarter                     18.96%      2/2003
Lowest return/worst quarter                    (18.35%)     3/2002

The table below shows the Fund's returns, both before and after taxes, averaged over certain periods of time, and the performance of a broad-based index.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR    SINCE INCEPTION(1)
                                                                ------    ------------------
INTERNATIONAL EQUITY FUND
Return before taxes                                             35.47%          5.16%
Return after taxes on distributions(2)                          35.63%          5.03%
Return after taxes on distributions and sale of Fund
  shares(2)                                                     23.83%          4.45%
MSCI All Country World Index Free Ex-U.S. (reflects no
  deduction for fees, expenses or taxes)(3)                     40.83%          5.39%

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) MSCI All Country World Index (ACWI) Free Ex-U.S. benchmark invests in the following countries: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China Free, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Korea, Malaysia, Mexico, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore Free, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Kingdom, and Venezuela.

 56                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund's Retail Class.

       SHAREHOLDER FEES                                                None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                0.98%
          Distribution (12b-1) fee                                      0.10%
          Other expenses(1)                                             0.42%
                                                                       -----
          Total annual operating expenses                               1.50%
          Fee waiver and expense reimbursement(2)                      (0.15%)
                                                                       -----
          Net expenses(3)                                               1.35%

------------------
(1) "Other expenses" include printing and transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 1.35% for the Retail Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005. The "Fee waiver and expense reimbursement" also includes the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund.

(3) The Trust has arrangements with certain broker-dealers who have agreed to pay certain expenses in return for the direction of a portion of the Fund's brokerage business. In the Fund's last fiscal year, these arrangements reduced the Fund's net annual fund operating expenses by 0.02%.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                                     1 YEAR         3 YEARS*         5 YEARS*         10 YEARS*
                         RETAIL CLASS                 $137            $460             $806            $1,787

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Prospectus -- Retail Class                                                    57

ADDITIONAL INVESTMENT & RISK INFORMATION

The following is a list of other investment strategies employed by the Funds and certain risks that may apply to your investments in the Funds. These are in addition to the investment strategies and risks listed in each Fund's Risk & Return Summary. Further information about investment strategies and risks is available in the Funds' Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS: Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive investments. These investments may include cash, shares of the Money Market Fund, high quality short-term debt obligations, and other money market instruments. During these periods, a Fund may not meet its investment objective.

SECURITIES LENDING: The Funds may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized and bank guaranteed loans) to reduce related risks.

MORTGAGE-BACKED AND ASSET-BACKED OBLIGATIONS: The Bond Funds may invest in collateralized debt instruments issued or underwritten by U.S. organizations and organizations located in developed markets. The Bond Funds' use of these securities has risks in addition to the risks of conventional debt securities. These obligations may be unsecured, or an issuer may have limited ability to enforce its interest in the underlying assets, which means there may be no collateral for the Fund to seize if the borrower defaults. Because principal is paid back over the life of the security rather than at maturity, these securities are subject to the risk of prepayment. Prepayments generally increase when interest rates fall, resulting in a risk that principal is re-invested at lower interest rates. In certain situations, prepayment may result in a loss of anticipated interest and/or principal payments, as well as any premium the Fund may have paid.

DERIVATIVES: The Select Funds may use long or short positions in derivatives such as, but not limited to, equity futures contracts and U.S. Treasury futures contracts, as well as options in order to maintain market exposure, to reduce market exposure, to maintain liquidity, or to commit cash pending investment.

The International Equity Fund and Bond Funds may also use currency transactions, such as forward contracts, futures and options on currencies. They may use these currency transactions to hedge their non-U.S.-dollar-denominated obligations and may also use them for investment purposes.

Each Blended Fund may invest up to 10% of its assets directly in exchange-listed equity futures contracts and exchange-listed U.S. Treasury futures contracts in order to gain exposure to the U.S. equity and fixed income markets on cash balances. The Blended Funds may also sell exchange-listed equity futures contracts, U.S. Treasury Securities and exchange listed U.S. Treasury futures contracts short to reduce exposure.

The Funds' use of derivatives may reduce their return and increase volatility. Derivatives also may involve additional expenses, which would reduce any benefit or increase any loss of a Fund using the derivative.

WHAT ARE DERIVATIVES?
Derivatives are investments whose values are based on (or "derived" from) a stock, bond, other asset, or index. These investments include options, futures contracts, and similar investments. Futures and options are popular types of derivatives, because they are easily bought and sold, and have market values that are regularly calculated and published.

 58                                                               AB Funds Trust

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER
WHAT IS A MANAGER OF MANAGERS?
The Investment Adviser does not make the day-to-day investment decisions for the Select Funds. Rather, it retains the services of experienced investment management firms (the Sub-Advisers) to do so. The Investment Adviser continuously monitors the performance of these Sub-Advisers and allocates the assets of each Select Fund among them.

SBC Financial Services, Inc., an affiliate of the Annuity Board, serves as the Investment Adviser to the Funds, under its advisory agreement with the AB Funds Trust (the "Trust") and subject to the supervision of the Trust's Board of Trustees. The Investment Adviser allocates each Blended Fund's investments among all or some of the Select Funds' Retirement Class. With respect to the Select Funds the Investment Adviser is a "manager of managers", it continually monitors the performance and operations of the Sub-Advisers and allocates the assets of each Select Fund among them. It oversees each Sub-Adviser's adherence to its stated investment style and compliance with the relevant Fund's investment objective, policies and limitations. It recommends to the Board of Trustees the hiring or changing of Sub-Advisers. Changes are made in a Select Fund's Sub-Advisers only when approved by the Board of Trustees. The Trust has been granted an order from the SEC to allow it to change sub-advisers and sub-advisory agreements without shareholder approval, provided that shareholders of the applicable Select Fund will be notified of such change within 90 days.

The Annuity Board was established in 1918 and exists to assist churches and other Southern Baptist entities by making available retirement plan services, life and health coverage, risk management programs and personal and institutional investment programs. During the fiscal year ended December 31, 2003, each Fund paid monthly aggregate management fees to the Investment Adviser and the Sub-Advisers at the following annual percentage rate of its average daily net assets:

                      FUND                                                  MANAGEMENT FEE
                      Flexible Income Fund                                      0.10%*
                      Growth & Income Fund                                      0.10%*
                      Capital Opportunities Fund                                0.10%*
                      Global Equity Fund                                        0.10%*
                      Money Market Fund                                         0.21%
                      Low-Duration Bond Fund                                    0.41%
                      Medium-Duration Bond Fund                                 0.44%
                      Extended-Duration Bond Fund                               0.49%
                      Equity Index Fund                                         0.17%
                      Value Equity Fund                                         0.70%
                      Growth Equity Fund                                        0.77%
                      Small Cap Equity Fund                                     1.09%
                      International Equity Fund                                 0.98%

------------------
* In addition, the Blended Funds indirectly bear their proportionate share of the management fee and other expenses of the underlying Select Funds.

The Annuity Board will, at all times, directly or indirectly control the vote of at least 60% of each Fund's shares. The Funds will refuse to accept any investment that would result in a change of such control. This means that the Annuity Board will control the vote on any matter that requires shareholder approval.

Prospectus -- Retail Class                                                    59

SUB-ADVISERS
WHAT IS A SUB-ADVISER?
Each Sub-Adviser makes the day-to-day investment decisions for the Select Fund's assets that it manages, subject to the supervision of the Investment Adviser and the Board of Trustees. Each Sub-Adviser continuously reviews, supervises and administers its own investment program.

Below is a list of each Select Fund's Sub-Advisers and their staff who are primarily responsible for the day-to-day management of the Select Fund's assets.

MONEY MARKET FUND:

BlackRock Institutional Management Corporation ("BIMC"), Wilmington,
Delaware: BIMC is a wholly-owned subsidiary of BlackRock, Inc., a premier provider of global investment management and risk management products, with $309 billion in assets under management as of December 31, 2003. A team of portfolio managers, led by Thomas H. Nevin, manages the Money Market Fund. With BIMC (and its predecessor organizations) since 1979, Mr. Nevin, Managing Director, has 30 years of experience in the securities industry. BlackRock is affiliated with PFPC Distributors, Inc., the Funds' Distributor, and PFPC Inc., which provides Transfer Agency and Administration and Accounting services to the Funds. BlackRock, PFPC Inc. and PFPC Distributors, Inc. are all members of The PNC Financial Services Group, Inc.

LOW-DURATION BOND FUND:

BlackRock Advisors, Inc. ("BAI"), Wilmington, Delaware: BAI is a wholly-owned subsidiary of BlackRock, Inc., a premier provider of global investment management and risk management products, with $309.4 billion in assets under management as of December 31, 2003. A team of portfolio managers, led by Scott Amero, manages BAI's portion of the Low-Duration Bond Fund. With BlackRock since 1990, Mr. Amero, Managing Director, specializes in the short and intermediate duration sectors, including asset-backed securities, adjustable rate mortgage securities and other short duration mortgage products. BlackRock is affiliated with PFPC Distributors, Inc., the Funds' Distributor, and PFPC Inc., which provides Transfer Agency and Administration and Accounting services to the Funds. BlackRock, PFPC Inc. and PFPC Distributors, Inc. are all members of The PNC Financial Services Group, Inc.

Pacific Investment Management Company LLC ("PIMCO"), Newport Beach,
California: PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed income portfolios. PIMCO was one of the first investment managers to specialize in fixed income and has successfully managed its total return strategy on behalf of its clients since the 1970s. PIMCO has assets under management of approximately $373.8 billion. Chris P. Dialynas serves as portfolio manager for PIMCO's portion of the Low-Duration Bond Fund. He joined PIMCO in 1980 and serves as Managing Director, portfolio manager and a senior member of PIMCO's investment strategy group. Mr. Dialynas has 22 years of investment experience.

PIMCO and certain of its affiliates are subjects of regulatory proceedings and investigations concerning market timing and related trading activities in certain PIMCO Funds, and revenue-sharing and brokerage recognition arrangements related to certain PIMCO Funds. PIMCO, certain of its affiliates, related funds and others have been named as defendants in multiple lawsuits that generally relate to the same facts. None of the allegations concerning PIMCO or its affiliates relate to AB Funds Trust, and PIMCO believes that these matters will not have a material adverse effect on the Low-Duration Bond Fund or on PIMCO's ability to perform its investment advisory services to the Low-Duration Bond Fund.

Payden & Rygel, Los Angeles, California: Payden & Rygel is one of the largest global independent investment managers in the United States, with over $50.3 billion in assets under management. Founded in 1983, the firm is a leader in the active management of fixed-income and equity portfolios for a diversified client base. Payden & Rygel advises corporations, foundations and endowments, pension plans, public funds and individual investors on their overall investment strategies. The firm manages its portion of the Low-Duration Bond Fund utilizing a team approach that exploits the collective wisdom of a highly qualified group of professionals. The Investment Policy Committee, comprised of managing principals averaging a 14-year tenure with the firm, oversees the investment process.

 60                                                               AB Funds Trust

MEDIUM-DURATION BOND FUND:

Goldman Sachs Asset Management, L.P. ("GSAM") New York, NY: GSAM serves as Sub-Adviser to a portion of the Medium-Duration Bond Fund. Prior to the end of April, 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co. ("Goldman Sachs"), served as the Sub-Adviser for its portion of the Medium-Duration Bond Fund. Thereafter, GSAM assumed Goldman Sachs sub-advisory responsibilities to the Medium-Duration Bond Fund. As of December 31, 2003, GSAM, along with other units of the Investment Management Division, had approximately $375.7 billion in assets under management. The portfolio management team managing its portion of the Medium-Duration Bond Fund is led by Jonathan A. Beinner, Managing Director and Head of Taxable Fixed Income. Mr. Beinner joined Goldman Sachs in 1990. He became a portfolio manager in 1992.

Pacific Investment Management Company LLC ("PIMCO"), Newport Beach,
California: PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed income portfolios. PIMCO was one of the first investment managers to specialize in fixed income and has successfully managed its total return strategy on behalf of its clients since the 1970s. PIMCO has assets under management of approximately $373.8 billion. Chris P. Dialynas serves as portfolio manager for PIMCO's portion of the Medium-Duration Bond Fund. He joined PIMCO in 1980 and serves as Managing Director, portfolio manager and a senior member of PIMCO's investment strategy group. Mr. Dialynas has 22 years of investment experience.

PIMCO and certain of its affiliates are subjects of regulatory proceedings and investigations concerning market timing and related trading activities in certain PIMCO Funds, and revenue-sharing and brokerage recognition arrangements related to certain PIMCO Funds. PIMCO, certain of its affiliates, related funds and others have been named as defendants in multiple lawsuits that generally relate to the same facts. None of the allegations concerning PIMCO or its affiliates relate to AB Funds Trust, and PIMCO believes that these matters will not have a material adverse effect on the Medium-Duration Bond Fund or on PIMCO's ability to perform its investment advisory services to the Medium-Duration Bond Fund.

Western Asset Management Company, Pasadena, California: Since 1971, Western has been managing fixed-income assets. It currently manages $148.3 billion in assets that span the yield curve and globe. Western utilizes a team based approach to portfolio management, bringing the expertise of all of its sector specialists, as guidelines allow, to all portfolios. Western's Investment Strategy Group sets policy for its portion of the Medium-Duration Bond Fund, with that policy implemented by the portfolio team.

Western Asset Management Limited ("WAML"), Bishopgate, London, England: WAML manages approximately $28.5 billion in assets, as of January 31, 2004. It utilizes a team based approach to portfolio management to manage a portion of the Medium-Duration Bond Fund's investments in obligations denominated in currencies other than the U.S. dollar, in which the Medium-Duration Bond Fund may invest up to 20% of its assets.

EXTENDED-DURATION BOND FUND:

Loomis, Sayles & Company, L.P., Boston, Massachusetts: Established in 1926, Loomis, Sayles & Company, L.P. manages approximately $54.8 billion in fixed income and equity assets for institutional, high net worth and mutual fund clients. Daniel J. Fuss serves as portfolio manager to its portion of the Extended-Duration Bond Fund. With 42 years in the investment industry, Daniel J. Fuss has been with Loomis, Sayles & Company, L.P. since 1976. He holds the position of Vice Chairman and Director of Loomis, Sayles & Company, L.P.

STW Fixed Income Management Ltd., Santa Barbara, California: STW has been a specialty bond manager since 1977. Investment grade fixed income management is its only business and assets under management are approximately $9.3 billion. Investment decisions for STW's portion of the Extended-Duration Bond Fund are made by its fixed income investment team.

EQUITY INDEX FUND:

Northern Trust Investments, Inc. ("Northern Investments"), Chicago,
Illinois: Northern Investments has been managing assets since it was founded in 1889. Northern Investments and its subsidiaries have assets under

Prospectus -- Retail Class                                                    61
management of approximately $420 billion. It uses a "quantitative management" team approach to manage the Equity Index Fund. All decisions are made in a systematic manner and are not dependent on a specific individual.

VALUE EQUITY FUND:

Barrow, Hanley, Mewhinney & Strauss, Inc. ("BHMS"), Dallas, Texas: BHMS was founded in 1979 to manage large capitalization equities for a limited number of institutional clients. Assets under management total $33.2 billion as of January 31, 2004 in large, mid and small cap value equities, as well as fixed income securities. Its strategy is a team-oriented value approach utilizing fundamental research to construct portfolios. With 25 years of investment experience, Ray Nixon, Jr., Principal, is the portfolio manager of its portion of the Value Equity Fund. He joined BHMS in 1994 from Salomon Smith Barney, Inc., where he was a member of the Investment Policy Committee and served as their Lead Institutional Stockbroker for the Southwest. During his 26-year investment career, he also served as a Research Analyst.

Equinox Capital Management, LLC, New York, New York: Founded in 1989, Equinox Capital Management now manages $5.7 billion in assets. Wendy D. Lee, Chief Executive Officer, serves as portfolio manager for its portion of the Value Equity Fund. Ms. Lee joined Equinox Capital Management in 1992 as Director of Research. Ms. Lee has over 20 years of investment management experience and has had significant experience within the value-investing arena. She is a CFA Charterholder.

Northern Trust Investments, Inc., Chicago, Illinois: Northern Investments has been managing assets since it was founded in 1889. Northern Investments and its subsidiaries have assets under management of approximately $420 billion. It uses a team approach to manage its portion of the Value Equity Fund.

Numeric Investors L.P., Cambridge, Massachusetts: Founded in 1989, Numeric is an investment manager of U.S., Japanese and European equity portfolios using quantitative stock selection and risk control techniques. It has approximately $7.3 billion in assets under management. Arup Datta, CFA, is the portfolio manager for its portion of the Value Equity Fund. Mr. Datta joined Numeric in 1993.

GROWTH EQUITY FUND:

Marsico Capital Management, LLC ("Marsico"), Denver, Colorado: Marsico has been a registered investment adviser since September 1997. The firm currently manages assets in excess of $30.7 billion. Thomas F. Marsico manages the investment program of the Fund. Mr. Marsico has 23 years of experience serving as a security analyst and portfolio manager.

Northern Trust Investments, Inc., Chicago, Illinois: Northern Investments has been managing assets since it was founded in 1889. Northern Investments and its subsidiaries have assets under management of approximately $420 billion. It uses a team approach to manage its portion of the Growth Equity Fund.

RCM, San Francisco, California: RCM (formerly Dresner RCM Global Investors LLC) was founded as a large cap growth equity manager in 1970. As of December 31, 2003, it had approximately $48 billion under management and advice. M. Brad Branson, CFA, CO-CIO and Senior Portfolio Manager for its portion of the Growth Equity Fund. He joined in 1993 as a member of the Equity Portfolio Management Team. He has 12 years experience in the industry.

Sands Capital Management, Inc. ("Sands"), Arlington, Virginia: Sands has been managing assets since it was founded in 1992. Sands currently has over $6.2 billion in assets under management. The firm manages assets utilizing a large capitalization growth equity strategy.

TCW Investment Management Company, Los Angeles, California: Established in 1971, TCW's primary business is the provision of investment management services. It specializes in the management of taxable and tax-exempt pools of capital for pension and profit sharing funds, retirement/health and welfare funds, public employee retirement funds, financial institutions, endowments and foundations as well as foreign investors. It also provides investment management services to individuals and manages a full line of no-load mutual funds. As of January 31, 2004, it had approximately $89.6 billion in assets under management. Its portion of the Growth Equity Fund is managed on a team basis and led by the Senior Portfolio Manager -- Glen E. Bickerstaff. Prior to joining TCW in 1998, Mr. Bickerstaff was a Vice President and Senior Portfolio Manager at Transamerica Investment Services.

 62                                                               AB Funds Trust

SMALL CAP EQUITY FUND:

Aronson + Johnson + Ortiz LP, Philadelphia, Pennsylvania: Aronson + Johnson + Ortiz (formerly Aronson + Partners) is a value-oriented, quantitative domestic equity manager, founded in 1984. It currently manages $14.9 billion for more than 50 clients. A team led by portfolio managers Theodore R. Aronson, Kevin M. Johnson, and Martha E. Ortiz manages its portion of the Small Cap Equity Fund.

High Rock Capital LLC, Boston, Massachusetts: High Rock manages approximately $918 million in small cap value accounts and commingled vehicles. David Diamond serves as the portfolio manager for its portion of the Small Cap Equity Fund. Prior to founding High Rock in 1997, Mr. Diamond was with The Boston Company Asset Management, Inc., where he was the senior member of the firm's equity policy committee.

Northern Trust Investments, Inc., Chicago, Illinois: Northern Investments has been managing assets since it was founded in 1889. Northern Investments and its subsidiaries have assets under management of approximately $420 billion. It uses a "quantitative management" team approach to manage the passive investment portion of the Small Cap Equity Fund. Decisions are made in a systematic manner and are not dependent on a specific individual.

Provident Investment Counsel, Inc., Pasadena, California: PIC has been in the investment management industry since 1951. It is a growth equity manager with approximately $6.2 billion in assets. Mr. Lauro Guerra, CFA, CIC, is the lead Portfolio Manager of its portion of the Small Cap Equity Fund. Mr. Guerra has been in the investment industry since 1983, and has been with PIC since 1983 where he is currently serving in the role of Managing Director.

TimesSquare Capital Management, Inc. ("TSCM"), New York, New York: TSCM is a registered investment adviser with a focus on institutional clients. The firm was formed in 2000 and currently manages assets in excess of $43 billion. TSCM integrates highly experienced teams of investment specialists and time-tested strategies, driven by internally generated research, into one dynamic organization. Yvette Bockstein and Grant Babyak serve as portfolio managers for the portion of the Small Cap Equity Fund that employs a small cap growth strategy. They are both Managing Directors of the firm and have over 37 and 15 years investment experience, respectively.

INTERNATIONAL EQUITY FUND:

Alliance Capital Management L.P. ("Alliance Capital"), New York, NY: Alliance Capital is a leading global investment management firm providing investment management services for many of the largest U.S. public and private employee benefit plans, foundations, public employee retirement funds, pension funds, endowments, banks, insurance companies and high-net-worth individuals worldwide. Alliance Capital is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As one of the world's leading global investment management organizations, Alliance Capital is able to compete for virtually any portfolio assignment in any developed capital market in the world. As of January 31, 2003, Alliance Capital had assets of approximately $485 billion under management.

On December 18, 2003, Alliance Capital reached terms with the New York Attorney General and the Securities and Exchange Commission for the resolution of regulatory claims with respect to market timing in some of Alliance Capital's proprietary retail mutual funds. None of the claims relate to AB Funds Trust, for which Alliance Capital serves as a sub-adviser. Furthermore, none of the Alliance Capital investment team employees who sub-advise the International Equity Fund were involved and no changes in personnel within that investment team are expected. Alliance Capital believes that these matters will not have a material adverse effect on the International Equity Fund or on Alliance Capital's ability to perform its investment advisory services for the International Equity Fund.

Capital Guardian Trust Company ("CGTC"), Los Angeles, California: CGTC has been providing investment management services since 1968 and had approximately $149.3 billion in assets under management as of January 31, 2004. CGTC's approach to investing is fundamental and research-driven. CGTC uses a multiple portfolio management system under which several portfolio managers each have investment discretion over its portion of the International Equity Fund.

Prospectus -- Retail Class                                                    63

Delaware International Advisers Ltd., London, England: Delaware International Advisers provides investment services primarily to institutional accounts and mutual funds in global and international equity and fixed income markets. The firm has 12 years experience and, as of January 31, 2004, manages $21.4 billion in assets. Clive A. Gillmore, Nigel G. May and Elizabeth A. Desmond, CFA, share responsibility as Senior Portfolio Managers overseeing its portion of the International Equity Fund. Clive Gillmore joined the firm in 1990 after eight years of investment experience. Nigel May, prior to joining the firm in 1991, had been with Hill Samuel Investment Management for five years. Elizabeth Desmond, prior to joining the firm in 1991, was a Pacific Basin equity analyst and senior portfolio manager at Hill Samuel Investment Management.

Genesis Asset Managers Limited, Guernsey, Channel Islands: Genesis was formed in 1990 and is affiliated through common management with the Genesis Group which specializes in the investment management of institutional funds in Emerging Markets. As of January 31, 2004, the Genesis Group had assets of some $7.2 billion under management. Investment decisions for its portion of the International Equity Fund are made by a team of country, sector and industry specialists within the Genesis Group.

Oechsle International Advisors, LLC, Boston, Massachusetts: Oechsle International Advisors, LLC was formed and registered as an investment adviser with the SEC in October 1998. As of December 31, 2003, the firm managed approximately $14.6 billion in assets. Oechsle uses a team approach to manage its portion of the International Equity Fund. All of Oechsle's portfolio managers and research analysts are members of the investment team. The investment team develops a broad investment strategy, establishes a framework of country allocations and contributes individual stock ideas. The portfolio manager primarily responsible for overseeing Oechsle's management of its portion of the International Equity Fund is Kathleen Harris.

Philadelphia International Advisors, L.P., Philadelphia, Pennsylvania:
Philadelphia International Advisors, L.P. (PIA) is a limited partnership with The Glenmede Trust Company as a limited partner. PIA is the investment manager to the international equity portfolios of The Glenmede Fund, Inc. As of December 31, 2003, PIA had approximately $4.3 billion in assets under management entirely in the international equity product. PIA manages its portion of the International Equity Fund using a team approach, which is headed up by Andy Williams.

Walter Scott & Partners Limited, Edinburgh, Scotland: Established in 1983, Walter Scott & Partners specializes in global equity investment management. It has assets under management of some $8 billion. Dr. Walter Grant Scott and Dr. Kenneth J. Lyall share responsibility as the Senior Investment Directors overseeing its portion of the International Equity Fund. Walter Scott has 30 years' experience in equity investment and Kenneth Lyall has 19 years' experience.

ALL FUNDS -- CASH OVERLAY PROGRAM:

Northern Trust Investments, Inc.: In addition, the Investment Adviser and the Trust have entered into a Sub-Advisory Agreement with Northern Investments whereby Northern Investments is responsible for monitoring and investing cash balances of each Fund, except the Money Market Fund. Under the agreement, Northern Investments may from time to time invest in long and/or short positions in Treasury securities and derivative instruments such as futures contracts within the Blended Funds in order to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. Regarding the domestic equity Select Funds, Northern Investments may also from time to time invest in long and/or short positions in derivative instruments such as futures contracts to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. Furthermore, it may use short positions in derivative instruments such as futures contracts within the International Equity Fund and the Bond Funds for the purpose of reducing market exposure in anticipation of liquidity needs. The agreement also allows Northern Investments to short Treasury securities within the Bond Funds to reduce market exposure. Northern Investments has been managing assets since it was founded in 1889. Along with its subsidiaries, it has assets under management of approximately $420 billion. It uses a team approach to manage its portions of these Funds.

 64                                                               AB Funds Trust

SERVICE PROVIDERS

The following chart provides information on the Funds' primary service providers.

                                  [FLOWCHART]

Prospectus -- Retail Class                                                    65

SHAREHOLDER INFORMATION

ELIGIBLE INVESTORS

Shares of the Funds are not offered to the general public. The Funds reserve the right to refuse to accept investments at any time. The Annuity Board may invest for its own account, including reserves and endowment, in any class of the Funds.

Retail Class shares of the Funds are sold only to persons who are eligible to participate in retirement or welfare benefit plans provided or made available by the Annuity Board, defined contribution plans (other than plans offered through the Annuity Board) of organizations who are eligible to participate in retirement or welfare benefit plans provided or made available by the Annuity Board, other persons employed by Southern Baptist organizations, and spouses of all the above persons.

Eligible investors may purchase Retail Class shares of the Funds by following one of the methods for opening an account shown below under "Transactions with the Funds."

OPEN AN IRA OR AN ACCOUNT FOR A MINOR: Retail Class shares of the Funds are available to eligible investors for purchase through individual retirement accounts ("IRAs") and Roth IRAs. SBC Trust Services, Inc., an affiliate of the Annuity Board, and an affiliate of the Investment Adviser will serve as custodian of the IRAs. Eligible investors may also establish a Retail Class account for a minor. Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts may provide special tax advantages. For more details and applications, call AB Funds Trust at (800) 262-0511.

CUSTOMER IDENTIFICATION

The Funds (or a shareholder service provider acting on the Funds' behalf) seek to obtain identification information for new accounts so that the identity of Fund investors can be verified consistent with regulatory requirements. The Funds may limit account activity until investor identification information can be verified. If the Funds are unable to obtain sufficient investor identification information such that the Funds may form a reasonable belief as to the true identity of an investor, the Funds may take further action including closing the account.

MINIMUM INVESTMENTS

You must initially invest a minimum of $1,000 in each of your Fund accounts holding Retail Class shares. The $1,000 minimum applies separately to each Fund that you own.

                                                                       SUBSEQUENT PURCHASES'
                                                                              MINIMUM
                      For Most Accounts                                        $100
                      Automatic Monthly Investment Plans                       $100
                      Exchanges from another Fund                              $250
                      IRAs and Uniform Gifts/Transfers to Minors
                        Accounts                                               $100

MINIMUM ACCOUNT SIZE

Each Fund reserves the right to close any account if the balance falls below $1,000 due to redemptions, not market action. The $1,000 minimum applies separately to each Fund that you own. We may close your account and send you a check for the redemption proceeds if you do not bring your account up to the minimum within 30 days after we mail you a written notice. Alternatively, if you have accounts in multiple Funds below $1,000, which combined equal or exceed $1,000, we may transfer those proceeds into a single account in the Money Market Fund, if you do not bring your accounts up to the minimum within 30 days after we mail you a written notice.

 66                                                               AB Funds Trust

TRANSACTIONS WITH THE FUNDS

----------------------------------------------------------------------------------------------------------
METHOD                              OPEN AN ACCOUNT                     ADD TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
BY MAIL                             Complete and sign the application.  Send in a check for the
                                    Mail it with your check made        appropriate minimum amount (or
AB Funds Trust                      payable to AB Funds Trust. Your     more). Make your check payable to
P.O. Box 9834                       initial investment must meet the    AB Funds Trust. Always show your
Providence, RI 02940-9886           minimum amount.                     account name and number or include
                                                                        the detachable slip from your
                                                                        confirmation statement.
----------------------------------------------------------------------------------------------------------
BY TELEPHONE                        If you already have an account      You may make investments by
                                    with us and you have authorized     telephone ($100 minimum) if you
(800) 262-0511                      telephone transactions, you may     have previously authorized it.
Your account will automatically     call to open an account in another  Once you call, we will deduct the
have certain telephone privileges   Fund. You may direct us to deduct   dollar amount you designate from
unless you designate otherwise on   an amount from your previously      your previously authorized
your initial application or on a    authorized checking account or to   checking account.
form available upon request by      exchange shares from your existing
calling (800) 262-0511. When you    account in another Fund, or you
call, we may request personal       may send us a wire. (For
identification and record your      exchanges, the names and addresses
call.                               on the accounts must be
                                    identical). Your initial
                                    investment in the new Fund must
                                    meet the minimum amount.
----------------------------------------------------------------------------------------------------------
ONLINE                              If you do not have an existing      You may make additional
                                    account, you may download an        investments online if you have
www.absbc.org                       application from our Web site and   previously authorized it. Once you
Register through our Web site. You  forward your signed application     place your order through our Web
can then establish a personal       to:                                 site, we will deduct the dollar
identification number ("PIN") on      AB Funds Trust                    amount you designate from your
our Web site that will enable you     P.O. Box 9834                     previously authorized checking
to make transactions with the         Providence, RI 02940-9886         account.
Funds online.                       Existing shareholders may open an
                                    account in another Fund through
                                    our Web site. You may instruct us
                                    to deduct an amount from your
                                    previously authorized checking
                                    account or to exchange shares from
                                    your existing account in another
                                    Fund. (For exchanges, the names
                                    and addresses on the accounts must
                                    be identical). Your initial
                                    investment in the new Fund must
                                    meet the minimum amount.

Prospectus -- Retail Class                                                    67

----------------------------------------------------------------------------------------------------------
METHOD                              OPEN AN ACCOUNT                     ADD TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
AUTOMATIC TRANSACTION PLANS         Not applicable.                     Automatic Investment Plan: You may
                                                                        authorize automatic monthly or
For each type of automatic                                              quarterly investments in a
transaction plan, you must                                              constant dollar amount ($100
complete the appropriate section                                        minimum). We will withdraw the
on your initial application or                                          designated dollar amount from your
complete an authorization form,                                         checking account on the 5th or
available upon request by calling                                       20th day (whichever you designate)
(800) 262-0511.                                                         of the month beginning on the
                                                                        month you designate. We will
                                                                        invest it into the Fund that you
                                                                        have designated. If the 5th or the
                                                                        20th of the month do not fall on a
                                                                        business day, we will withdraw the
                                                                        designated dollar amount on the
                                                                        following business day.
----------------------------------------------------------------------------------------------------------
BY WIRE                             Call your bank with the wire        Call (800) 262-0511 to notify us
                                    instructions shown to the left.     of the wire. Call your bank with
PNC Bank, NA                        The wire must be received by 4:00   the wire instructions shown to the
ABA#: 031000053                     p.m. Eastern time for same day      left. The wire must be received by
[Designate the Fund]                processing.                         4:00 p.m. Eastern time for same
DDA#: 86-1497-2484                                                      day processing.
FBO: Shareholder Name               Please call (800) 262-0511 for the
and Account Number                  account number to include on the
                                    wire.
Note: Your bank may
charge you a fee for handling       You must send a completed
a wire transaction.                 application by overnight delivery
                                    in advance of the wire to:
                                    AB Funds Trust
                                    IDesignate the FundJ
                                    760 Moore Road
                                    King of Prussia, PA 19406

 68                                                               AB Funds Trust

----------------------------------------------------------------------------------------------------------
METHOD                              REDEEM SHARES                       EXCHANGE SHARES
----------------------------------------------------------------------------------------------------------
BY MAIL                             Send a letter of instruction that   Send a letter of instruction that
                                    includes:                           includes:
AB Funds Trust                      - The Fund name, your account
P.O. Box 9834                         number, the name of each owner    - Your account number, the name of
Providence, RI 02940-9886             (exactly as they appear on the      each owner (exactly as they
                                      account) and the dollar amount      appear on the account), the
                                      you wish to redeem.                 dollar amount you wish to
                                                                          exchange ($250 minimum) and the
                                    - Include all genuine signatures      new Fund into which the amount
                                      (exactly as they appear on the      is being invested.
                                      account) and any documents that
                                      may be required (and a medallion  - Include all genuine signatures
                                      signature guarantee, if             (exactly as they appear on the
                                      required). See "Medallion           account) and any documents that
                                      Signature Guarantees" below.        may be required.
                                    You will receive your redemption    The names and addresses on the
                                    payment in the form you previously  accounts must be identical. Shares authorized: check, deposit to your  will be exchanged into the same
                                    bank account, or wire transfer      class.
                                    (for wire transfers, a fee will be
                                    charged).
----------------------------------------------------------------------------------------------------------
BY TELEPHONE                        If you have previously authorized   If you have previously authorized
                                    telephone redemptions, you may      it, you may exchange shares for
(800) 262-0511                      redeem shares by calling us         shares of another Fund ($250
Your account will automatically     ($25,000 limit). (IRAs only: You    minimum) over the telephone. The
have certain telephone privileges   must make all requests for          names and addresses on the
unless you designate otherwise on   redemptions in writing. Please      accounts must be identical. Shares
your initial application or on a    call (800) 262-0511 to request a    will be exchanged into the same
form available upon request by      form.)                              class.
calling (800) 262-0511. When you
call, we may request personal       You will receive your redemption
identification and record your      payment in the form you previously
call.                               authorized: check, deposit to your
                                    bank account, or wire transfer
                                    (for wire transfers, a $10 fee
                                    will be charged).
                                    If you have changed your address
                                    within the past 10 business days,
                                    your redemption request must be in
                                    writing (follow the instructions
                                    in this table above for how to
                                    Redeem Shares: By Mail).

Prospectus -- Retail Class                                                    69

----------------------------------------------------------------------------------------------------------
METHOD                              REDEEM SHARES                       EXCHANGE SHARES
----------------------------------------------------------------------------------------------------------
ONLINE                              You may redeem shares through our   You may exchange shares for shares
                                    Web site. You will receive your     of another Fund ($250 minimum)
www.absbc.org                       redemption payment in the form you  through our Web site. The names
Register through our Web site. You  previously authorized: check or     and addresses on the accounts must
can then establish a personal       deposit to your bank account.       be identical. Shares will be
identification number ("PIN") on                                        exchanged into the same class.
our Web site that will enable you   If you have changed your address
to make transactions with the       within the past 10 business days,
Funds online.                       your redemption request must be in
                                    writing (follow the instructions
                                    in this table above for how to
                                    Redeem Shares: By Mail).
----------------------------------------------------------------------------------------------------------
AUTOMATIC TRANSACTION PLANS         Systematic Withdrawal Plan: You     Not Applicable.
                                    may specify a percent of your
You must complete the appropriate   account or a dollar amount ($250
section on your initial             minimum) to be withdrawn monthly,
application or complete an          quarterly or annually on the 25th
authorization form, available upon  of the month beginning on the request by calling (800) 262-0511.  month you designate. (If the 25th does not fall on a business day,
                                    we process withdrawals on the next
                                    business day.) We reserve the
                                    right to charge you for each
                                    withdrawal. At the time you
                                    authorize the withdrawal plan, you
                                    must have a minimum account
                                    balance of $5,000. You must have
                                    all dividends and other
                                    distributions reinvested. We will
                                    continue the withdrawals until
                                    your shares are gone or you cancel
                                    the plan. You may cancel or change
                                    your plan or redeem all your
                                    shares at any time.
                                    You will receive your redemption
                                    payment in the form you previously
                                    authorized: check or deposit to
                                    your bank account.

 70                                                               AB Funds Trust

----------------------------------------------------------------------------------------------------------
METHOD                              REDEEM SHARES                       EXCHANGE SHARES
----------------------------------------------------------------------------------------------------------
BY WIRE                             You may redeem shares by            Not applicable.
                                    contacting us by mail or by
Note: Your bank may charge you a    telephone and instructing us to
fee for handling a wire             wire your proceeds to your bank
transaction.                        ($10,000 minimum). (Follow the
                                    instructions in this table for how
Note: The Funds and their transfer  to Redeem Shares: By Mail, By
agent are not responsible for the   Telephone or Online.) Wire
efficiency of the federal wire      redemptions can be made only if
system or your bank.                you have previously authorized it
                                    on an authorization form,
                                    available upon request by calling
                                    (800) 262-0511 (including
                                    attaching a voided check from the
                                    account where proceeds are to be
                                    wired). A $10 fee will be charged
                                    for wire transfers.

Prospectus -- Retail Class                                                    71

MORE SHAREHOLDER INFORMATION

HOW SHARE PRICE IS CALCULATED

PFPC determines the NAV per share of each class of each Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day that the Exchange is open (except the Friday after Thanksgiving, when the Funds are closed). The NAV for a class of shares of a Fund is determined by adding the pro rata portion of the total value of the Fund's investments, cash and other assets attributable to that class, deducting the pro rata portion of the Fund's liabilities attributable to that class and the liabilities directly attributable to that class, and then dividing that value by the total number of shares of the class outstanding. Since NAV for each Fund is calculated separately by class, and since each class has its own expenses, the per share NAV of each Fund will vary by class.

WHAT IS THE NET ASSET VALUE OR "NAV"?

                                                    Assets - Liabilities
                                             NAV =  -------------------
                                                    Outstanding Shares

Each Fund, except the Money Market Fund, values its assets based on market quotations or official closing prices when such values are readily available. These prices normally are supplied by a pricing service. Assets that are denominated in foreign currencies are valued daily in U.S. dollars at the current foreign currency exchange rates. In certain cases, events that occur after certain markets have closed may render prices unreliable. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. When a Fund believes a market price does not reflect a security's true value, the Fund may substitute a fair value estimate through procedures established by, or under the direction of, the Board of Trustees. A Fund may also use these procedures to value securities that do not have a readily available current market value. Using fair value methods to price securities may result in a value that is different from the prices used by other mutual funds to calculate their NAVs. Each Fund is subject to the risk that it has valued certain of its securities at a higher price than it can sell them.

PFPC prices at amortized cost all instruments held by the Money Market Fund and those fixed-income securities held by the other Funds that have maturities of 60 days or less. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

To the extent the International Equity Fund or the Bond Funds have portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of their shares and the shares of the Blended Funds investing in them may change on days when you will not be able to purchase or redeem your shares.

PURCHASE OF SHARES

Fund shares are sold at NAV without a sales load. Orders for the purchase of shares will be executed at the NAV per share next determined after an order has been received in good order. Your purchase will be made in full and fractional shares calculated to three decimal places. Certificates for shares are not issued. If your purchase order fails to designate a Fund, we will invest it in the Money Market Fund.

The Funds reserve the right to suspend the offering of shares or to limit or reject any purchase or exchange order at any time, without notice. This includes orders from investors who engage in a pattern of excessive purchases, exchanges or redemptions in their accounts. The Funds also reserve the right to waive or change investment minimums at any time, without notice. The Funds also reserve the right to redeem shares in any account and return the proceeds to the investor. These actions may be taken when, in the sole discretion of the Funds' management, they are deemed to be in the best interest of the Funds. The Funds will not accept any third party or foreign checks.

 72                                                               AB Funds Trust

REDEMPTION OF SHARES

You may redeem some or all of your shares on any business day that the New York Stock Exchange is open (except the Friday after Thanksgiving when the Funds are closed). Shares will be redeemed at the NAV next determined after your redemption request is received in good order. A redemption is a taxable transaction on which you may recognize a gain or loss. (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)

We will ordinarily send redemption proceeds on the next business day, but we may take up to seven days to make payment. The Funds may stop selling their shares and postpone redemption payments at times when the New York Stock Exchange is closed or has restricted trading or the SEC has determined an emergency condition exists. We will send redemption proceeds only in the form that you previously authorized. If you have authorized payment by check, we will send the check to the shareholder and address of record.

CHECKWRITING OPTION

If you own shares of the Money Market Fund, you may draw money from your Money Market Fund account by writing a check of $250 or more. You must complete an authorization form, available upon request by calling (800) 262-0511. Because the amount in your Money Market Fund account is likely to change frequently, you should verify this amount before writing a check. You may not write a check to close your account. We will impose charges for stop payment orders and returned checks. We will redeem an appropriate amount of shares from your Money Market Fund account to pay for these charges.

REQUEST IN GOOD ORDER

All purchase, exchange and redemption requests must be received by the Funds or their transfer agent in good order. Requests in good order must include the following documents: (1) a letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered;
(2) any required medallion signature guarantees (see "Medallion Signature Guarantees" below); and (3) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships and other legal entities.

Written redemption requests also must include the Fund name, your account number, and the dollar amount of the transaction. Purchase orders are not in good order until the Funds' transfer agent has received payment in federal funds.

MEDALLION SIGNATURE GUARANTEES

To protect shareholder accounts, the Funds, and the transfer agent from fraud, medallion signature guarantees are required in certain cases. This enables us to verify the identity of the person who has authorized a redemption from an account. We will require a medallion signature guarantee for any of the following:

-   Any written redemption request for $50,000 or more.

- Redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and at the registered address.

- Transfers into an account with a different registration (including a different name, address, taxpayer identification number, or account type).

Prospectus -- Retail Class                                                    73

A notary public does not qualify as a medallion signature guarantee. You may obtain a medallion signature guarantee from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other participating financial institution. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program
(SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. You may call us at (800) 262-0511 for further details.

REDEEMING RECENTLY PURCHASED SHARES

If you are redeeming shares that you recently purchased by check, we may delay sending your redemption proceeds until your check has cleared. This may take up to fifteen calendar days after we received your check. To avoid this delay, pay for your shares by federal funds wire transfer.

RIGHT TO REDEEM IN KIND

The Funds reserve the right to pay part or all of your redemption proceeds in securities rather than cash. If payment is made in securities, you may incur brokerage commissions if you elect to sell the securities for cash.

ACCOUNT STATEMENTS

Each shareholder's transactions in Fund shares will be reflected in a quarterly statement. If your Fund shares are held by a nominee, the nominee decides whether the statement will be sent to you.

EXCHANGING SHARES
WHAT IS AN EXCHANGE?
An exchange between Funds is really two transactions -- a sale of shares of one Fund and the purchase of shares of another. In general, the same policies that apply to purchases and sales apply to exchanges. Exchanges also have the same tax consequences as ordinary sales and purchases.

The Funds reserve the right to revise or cancel the exchange privilege, limit the amount of the exchange, or number of exchanges or reject an exchange at any time, without notice. An exchange is a taxable transaction on which you may recognize a gain or loss, unless you are investing through a tax-deferred account, such as a retirement plan account or an IRA. (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)

TELEPHONE AND ONLINE TRANSACTION

The Funds reserve the right to refuse a telephone redemption or online redemption request if the requester is unable to provide information such as the: 1) account number; 2) name and address exactly as registered with us; or 3) the primary social security or tax identification number.

We are not responsible for any account losses due to fraud, so long as we have taken reasonable steps to verify the identity of the person making a telephone or online request. Your account will automatically have certain telephone privileges. If you wish to remove the telephone redemption or online redemption option from your account, please notify us in writing.

The Funds reserve the right to terminate or limit the telephone or online redemption privilege at any time, without prior notice. If you experience difficulty reaching us by telephone or through our Web site, during periods of unusual market activity, contact us by regular or express mail.

 74                                                               AB Funds Trust

DUPLICATE MAILING TO SAME HOUSEHOLD

We try to eliminate duplicate mailings to the same household. If two Fund shareholders have the same last name and address, we send just one shareholder report, instead of two. If you prefer separate reports, notify us by mail or telephone.

DISTRIBUTIONS
WHAT IS NET INVESTMENT INCOME?
Net investment income generally consists of interest and dividends a Fund earns on its investments less accrued expenses.

Each of the Low-Duration Bond Fund, Medium-Duration Bond Fund, and Extended-Duration Bond Fund declares and pays dividends from net investment income monthly. The Money Market Fund declares income dividends daily and pays them monthly. Each of the Equity Index Fund, Value Equity Fund, and Growth Equity Fund declares and pays dividends from net investment income semi-annually. Each of the Flexible Income Fund, Growth & Income Fund, Capital Opportunities Fund, Global Equity Fund, Small Cap Equity Fund, and the International Equity Fund declares and pays dividends from net investment income annually. Each Fund also distributes to its shareholders at least annually any realized net capital gains and net gains, if any, from certain foreign currency transactions. It is expected that the distributions of the Money Market Fund and Low-Duration Bond Fund will consist primarily of ordinary income.

Distributions are payable to shareholders of record at the time they are declared. Shareholders of record include holders of shares being purchased, but exclude holders of shares being redeemed, on the record date. Your distributions will be reinvested in additional Fund shares, unless you elect to receive your distributions in cash.

TAXES

This section only summarizes some important federal income tax considerations that may affect your investment in a Fund. If you are investing through a tax-deferred account, such as an IRA ("Tax-Deferred Account"), special tax rules apply. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

FEDERAL INCOME TAX: As long as a Fund meets the requirements for being treated as a "regulated investment company," which each Fund intends to continue to do, it pays no Federal income tax on the earnings and gains it distributes to its shareholders. The Funds will notify you following the end of each calendar year of the amount of dividends and other distributions paid that year.

Dividends from net investment income and distributions from net short-term capital gains that you receive from a Fund generally are taxable to you as ordinary income, whether reinvested in additional Fund shares or received in cash. A Fund's distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain, regardless of the length of time you have held your shares.

Unless you are investing through a Tax-Deferred Account, you should be aware that if you purchase Fund shares shortly before the record date for any dividend or other distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

Prospectus -- Retail Class                                                    75

A redemption or exchange of your Fund shares is a taxable event for you. Depending on the purchase and redemption prices of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions. The exception, once again, is a Tax-Deferred Account. (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)

STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local tax laws, which may produce different consequences from those under the Federal income tax law.

 76                                                               AB Funds Trust

DISTRIBUTION ARRANGEMENTS

Shares of the Funds are sold without a sales load on a continuous basis by PFPC Distributors, Inc., located at 760 Moore Road, King of Prussia, PA 19406 (the "Distributor"). The Trust's Board of Trustees has adopted a Shareholder Service Plan for the Retail Class of each Select Fund ("Service Plan") and a separate Plan of Distribution for the Retail Class of each Select Fund and Blended Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("12b-1 Plan").

Under the Service Plan, the Retail Class of each Select Fund is authorized to pay service fees of 0.15% of average daily net assets to parties that provide services for and maintain shareholder accounts. Under the 12b-1 Plan, the Retail Class of each Select Fund is authorized to pay distribution (12b-1) fees of 0.10% of average daily net assets and the Retail Class of each Blended Fund is authorized to pay distribution (12b-1) fees of 0.06% of average daily net assets. Distribution (12b-1) fees will be used to reimburse persons who provide, or make payments for, distribution assistance for the Funds, including paying for the preparation of advertising and sales literature, the printing and distribution of such materials to prospective investors and related advertising and promotional expenses. Payments under the 12b-1 Plan are not based on expenses actually incurred, and the payments may exceed distribution expenses actually incurred.

Because these fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

WHAT ARE 12b-1 FEES?
12b-1 fees, charged by some mutual funds, are deducted from fund assets to pay for marketing and advertising expenses or to compensate sales professionals for selling shares of the mutual funds.

SHARE CLASSES

The Select Funds also offer Retirement Class and Institutional Class shares and the Blended Funds also offer Retirement Class and Institutional Class shares. Retirement Class shares of the Funds are sold only to retirement, savings and welfare benefit plans (such as 403(b), 401(k) and other plans) offered through the Annuity Board ("Annuity Board Plans"). Institutional Class shares of the Funds are sold only to: certain Southern Baptist foundations; defined benefit plans, cash balance plans and welfare benefit plans of organizations within the bounds of the Southern Baptist Convention, with respect to which neither the Annuity Board nor its affiliates provides participant recordkeeping or other participant services; and to Annuity Board Plans whose total plan assets with the Trust are more than $100 million.

Prospectus -- Retail Class                                                    77

 FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Retail Class of each Fund for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                           FLEXIBLE INCOME FUND                 GROWTH & INCOME FUND
                                    ----------------------------------   ----------------------------------
                                               RETAIL CLASS                         RETAIL CLASS
                                    ----------------------------------   ----------------------------------
                                    FOR THE    FOR THE      FOR THE      FOR THE    FOR THE      FOR THE
                                      YEAR       YEAR        PERIOD        YEAR       YEAR        PERIOD
                                     ENDED      ENDED     08/27/01* TO    ENDED      ENDED     08/27/01* TO
                                    12/31/03   12/31/02     12/31/01     12/31/03   12/31/02     12/31/01
                                    --------   --------   ------------   --------   --------   ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF
  PERIOD                            $  9.12    $  9.83       $10.00      $  8.34    $  9.72       $10.00
                                    -------    -------       ------      -------    -------       ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (1)            0.22       0.31         0.15         0.21       0.30         0.12
  Capital gain distributions
    received                           0.01       0.02         0.01         0.10       0.03         0.01
  Realized and unrealized gain
    (loss) on investment
    securities and futures
    transactions -- net                0.59      (0.45)       (0.08)        1.23      (0.96)       (0.18)
                                    -------    -------       ------      -------    -------       ------
    Total from investment
      operations                       0.82      (0.12)        0.08         1.54      (0.63)       (0.05)
                                    -------    -------       ------      -------    -------       ------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment
    income                            (0.20)     (0.42)       (0.22)       (0.33)     (0.40)       (0.19)
  Distributions from capital gains    (0.33)     (0.17)       (0.03)       (0.27)     (0.35)       (0.04)
                                    -------    -------       ------      -------    -------       ------
    Total dividends and
      distributions                   (0.53)     (0.59)       (0.25)       (0.60)     (0.75)       (0.23)
                                    -------    -------       ------      -------    -------       ------
NET ASSET VALUE -- END OF PERIOD    $  9.41    $  9.12       $ 9.83      $  9.28    $  8.34       $ 9.72
                                    =======    =======       ======      =======    =======       ======
TOTAL RETURN (2)                       9.06%     (1.27%)       0.72%       18.52%     (6.59%)      (0.52%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets of:
  Expenses -- net (3)(4)               0.35%      0.32%        0.48%        0.45%      0.37%        0.48%
  Expenses -- including expense
    reduction (3)(4)                   0.35%      0.32%        0.48%        0.45%      0.37%        0.48%
  Expenses -- before waivers and
    expense reduction (3)(4)           0.46%      0.43%       66.47%        0.54%      0.45%        6.53%
  Investment income -- net (1)(3)      2.26%      3.46%        7.69%        2.37%      3.36%        5.62%
  Investment income -- excluding
    waivers and expense reduction
    (1)(3)                             2.15%      3.35%      (58.30%)       2.28%      3.28%       (0.43%)
  Portfolio turnover rate (2)         13.44%     13.56%        4.02%       10.38%     12.04%        4.27%
Net Assets -- end of the period
  (000's)                           $19,674    $16,234       $  325      $22,650    $17,009       $1,334
                                    =======    =======       ======      =======    =======       ======

                                        CAPITAL OPPORTUNITIES FUND               GLOBAL EQUITY FUND
                                    ----------------------------------   ----------------------------------
                                               RETAIL CLASS                         RETAIL CLASS
                                    ----------------------------------   ----------------------------------
                                    FOR THE    FOR THE      FOR THE      FOR THE    FOR THE      FOR THE
                                      YEAR       YEAR        PERIOD        YEAR       YEAR        PERIOD
                                     ENDED      ENDED     08/27/01* TO    ENDED      ENDED     08/27/01* TO
                                    12/31/03   12/31/02     12/31/01     12/31/03   12/31/02     12/31/01
                                    --------   --------   ------------   --------   --------   ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF
  PERIOD                            $  8.01    $  9.73       $10.00      $  7.65    $  9.70       $10.00
                                    -------    -------       ------      -------    -------       ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (1)            0.13       0.16         0.06         0.05       0.04         0.02
  Capital gain distributions
    received                           0.05       0.02           --+          --         --+          --
  Realized and unrealized gain
    (loss) on investment
    securities and futures
    transactions -- net                1.82      (1.50)       (0.22)        2.36      (2.00)       (0.29)
                                    -------    -------       ------      -------    -------       ------
    Total from investment
      operations                       2.00      (1.32)       (0.16)        2.41      (1.96)       (0.27)
                                    -------    -------       ------      -------    -------       ------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment
    income                            (0.20)     (0.21)       (0.11)       (0.06)     (0.06)       (0.03)
  Distributions from capital gains    (0.14)     (0.19)          --+          --      (0.03)          --+
                                    -------    -------       ------      -------    -------       ------
    Total dividends and
      distributions                   (0.34)     (0.40)       (0.11)       (0.06)     (0.09)       (0.03)
                                    -------    -------       ------      -------    -------       ------
NET ASSET VALUE -- END OF PERIOD    $  9.67    $  8.01       $ 9.73      $ 10.00    $  7.65       $ 9.70
                                    =======    =======       ======      =======    =======       ======
TOTAL RETURN (2)                      24.93%    (13.56%)      (1.64%)      31.53%    (20.25%)      (2.75%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets of:
  Expenses -- net (3)(4)               0.52%      0.42%        0.48%        0.43%      0.35%        0.48%
  Expenses -- including expense
    reduction (3)(4)                   0.52%      0.42%        0.48%        0.43%      0.35%        0.48%
  Expenses -- before waivers and
    expense reduction (3)(4)           0.62%      0.55%       43.03%        0.48%      0.44%       66.34%
  Investment income -- net (1)(3)      1.39%      1.90%        4.49%        0.53%      0.53%        1.60%
  Investment income -- excluding
    waivers and expense reduction
    (1)(3)                             1.29%      1.77%      (38.06%)       0.48%      0.44%      (64.26%)
  Portfolio turnover rate (2)          7.75%     10.33%        3.42%        4.17%      6.33%        2.70%
Net Assets -- end of the period
  (000's)                           $13,585    $ 9,859       $  331      $17,973    $12,805       $  207
                                    =======    =======       ======      =======    =======       ======

---------------
 *  Commencement of operations.

(1) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(2) Non-annualized.

(3) Annualized.

(4) Does not include expenses of the investment companies in which the Fund invests.

+  Amount represents less than $0.01 per share.

 78                                                               AB Funds Trust

                                                  EQUITY INDEX FUND                    VALUE EQUITY FUND
                                          ----------------------------------   ----------------------------------
                                                     RETAIL CLASS                         RETAIL CLASS
                                          ----------------------------------   ----------------------------------
                                          FOR THE    FOR THE      FOR THE      FOR THE    FOR THE      FOR THE
                                            YEAR       YEAR        PERIOD        YEAR       YEAR        PERIOD
                                           ENDED      ENDED     08/27/01* TO    ENDED      ENDED     08/27/01* TO
                                          12/31/03   12/31/02     12/31/01     12/31/03   12/31/02     12/31/01
                                          --------   --------   ------------   --------   --------   ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF PERIOD    $  7.26    $  9.63      $  10.00     $  7.75    $  9.61      $ 10.00
                                          -------    -------      --------     -------    -------      -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)               0.10#      0.13          0.02        0.11#      0.15         0.03
  Realized and unrealized gain (loss) on
    investments -- net                       1.93      (2.31)        (0.28)       2.23      (1.82)       (0.35)
                                          -------    -------      --------     -------    -------      -------
    Total from investment operations         2.03      (2.18)        (0.26)       2.34      (1.67)       (0.32)
                                          -------    -------      --------     -------    -------      -------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income      (0.15)     (0.16)        (0.06)      (0.19)     (0.19)       (0.07)
  Distributions from capital gains             --      (0.03)        (0.05)         --         --           --
  Return of capital                            --         --            --          --         --+          --
                                          -------    -------      --------     -------    -------      -------
    Total dividends and distributions       (0.15)     (0.19)        (0.11)      (0.19)     (0.19)       (0.07)
                                          -------    -------      --------     -------    -------      -------
NET ASSET VALUE -- END OF PERIOD          $  9.14    $  7.26      $   9.63     $  9.90    $  7.75      $  9.61
                                          =======    =======      ========     =======    =======      =======
TOTAL RETURN (1)                            28.09%    (22.71%)       (2.65%)     30.46%    (17.48%)      (3.23%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                        0.45%      0.45%         0.45%       1.15%      1.15%        1.15%
  Expenses -- including expense
    reduction (2)                            0.45%      0.45%         0.45%       1.13%      1.11%        1.15%
  Expenses -- before waivers and expense
    reduction (2)                            0.73%      0.81%        28.52%       1.20%      1.29%       65.50%
  Investment income -- net (2)               1.28%      1.21%         0.95%       1.33%      1.38%        1.12%
  Investment income (loss) -- excluding
    waivers and expense reduction (2)        1.00%      0.85%       (27.12%)      1.26%      1.20%      (63.23%)
  Portfolio turnover rate (1)                1.87%      3.17%         2.81%      53.74%     70.42%       21.09%
Net Assets -- end of the period (000's)   $17,395    $12,890      $    367     $19,680    $13,987      $   168
                                          =======    =======      ========     =======    =======      =======

                                                  GROWTH EQUITY FUND                 SMALL CAP EQUITY FUND
                                          ----------------------------------   ----------------------------------
                                                     RETAIL CLASS                         RETAIL CLASS
                                          ----------------------------------   ----------------------------------
                                          FOR THE    FOR THE      FOR THE      FOR THE    FOR THE      FOR THE
                                            YEAR       YEAR        PERIOD        YEAR       YEAR        PERIOD
                                           ENDED      ENDED     08/27/01* TO    ENDED      ENDED     08/27/01* TO
                                          12/31/03   12/31/02     12/31/01     12/31/03   12/31/02     12/31/01
                                          --------   --------   ------------   --------   --------   ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF PERIOD    $  7.03    $  9.81      $  10.00        7.83    $ 10.09      $  10.00
                                          -------    -------      --------     -------    -------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)              (0.02)     (0.02)           --+      (0.04)     (0.04)           --+
  Realized and unrealized gain (loss) on
    investments -- net                       2.07      (2.76)        (0.19)       3.62      (2.22)         0.09
                                          -------    -------      --------     -------    -------      --------
    Total from investment operations         2.05      (2.78)        (0.19)       3.58      (2.26)         0.09
                                          -------    -------      --------     -------    -------      --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income         --         --            --          --         --            --
  Distributions from capital gains             --         --            --          --         --            --
  Return of capital                            --         --            --          --         --            --
                                          -------    -------      --------     -------    -------      --------
    Total dividends and distributions          --         --            --          --         --            --
                                          -------    -------      --------     -------    -------      --------
NET ASSET VALUE -- END OF PERIOD          $  9.08    $  7.03      $   9.81     $ 11.41    $  7.83      $  10.09
                                          =======    =======      ========     =======    =======      ========
TOTAL RETURN (1)                            29.16%    (28.34%)       (1.90%)     45.72%    (22.40%)        0.90%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                        1.17%      1.15%         1.15%       1.50%      1.50%         1.50%
  Expenses -- including expense
    reduction (2)                            1.15%      1.12%         1.15%       1.44%      1.43%         1.50%
  Expenses -- before waivers and expense
    reduction (2)                            1.33%      1.36%        47.77%       1.70%      1.82%       123.38%
  Investment income -- net (2)              (0.33%)    (0.28%)       (0.32%)     (0.59%)    (0.44%)       (0.28%)
  Investment income (loss) -- excluding
    waivers and expense reduction (2)       (0.51%)    (0.52%)      (46.94%)     (0.85%)    (0.83%)     (122.16%)
  Portfolio turnover rate (1)               77.02%     41.41%         8.71%     130.80%    160.46%        91.89%
Net Assets -- end of the period (000's)   $18,099    $12,503      $    309     $22,520    $12,878      $    115
                                          =======    =======      ========     =======    =======      ========

                                              INTERNATIONAL EQUITY FUND
                                          ----------------------------------
                                                     RETAIL CLASS
                                          ----------------------------------
                                          FOR THE    FOR THE      FOR THE
                                            YEAR       YEAR        PERIOD
                                           ENDED      ENDED     08/27/01* TO
                                          12/31/03   12/31/02     12/31/01
                                          --------   --------   ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF PERIOD    $  8.19    $  9.43      $  10.00
                                          -------    -------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)               0.10#      0.06         (0.01)#
  Realized and unrealized gain (loss) on
    investments -- net                       2.80      (1.21)        (0.53)
                                          -------    -------      --------
    Total from investment operations         2.90      (1.15)        (0.54)
                                          -------    -------      --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income      (0.14)     (0.09)        (0.03)
  Distributions from capital gains             --         --            --
  Return of capital                            --         --+           --
                                          -------    -------      --------
    Total dividends and distributions       (0.14)     (0.09)        (0.03)
                                          -------    -------      --------
NET ASSET VALUE -- END OF PERIOD          $ 10.95    $  8.19      $   9.43
                                          =======    =======      ========
TOTAL RETURN (1)                            35.47%    (12.18%)       (5.40%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                        1.36%      1.37%         1.45%
  Expenses -- including expense
    reduction (2)                            1.34%      1.34%         1.45%
  Expenses -- before waivers and expense
    reduction (2)                            1.50%      1.64%       256.83%
  Investment income -- net (2)               1.14%      0.88%        (0.32%)
  Investment income (loss) -- excluding
    waivers and expense reduction (2)        0.98%      0.58%      (255.70%)
  Portfolio turnover rate (1)               33.24%     30.13%        20.05%
Net Assets -- end of the period (000's)   $20,434    $14,078      $     51
                                          =======    =======      ========

---------------
 *  Commencement of operations.

 +  Amount represents less than $0.01 per share.

 #  Calculated using the average shares outstanding method.

(1) Non-annualized.

(2) Annualized.

Prospectus -- Retail Class                                                    79

                                             MONEY MARKET FUND                  LOW-DURATION BOND FUND
                                     ----------------------------------   ----------------------------------
                                                RETAIL CLASS                         RETAIL CLASS
                                     ----------------------------------   ----------------------------------
                                     FOR THE    FOR THE      FOR THE      FOR THE    FOR THE      FOR THE
                                       YEAR       YEAR        PERIOD        YEAR       YEAR        PERIOD
                                      ENDED      ENDED     08/27/01* TO    ENDED      ENDED     08/27/01* TO
                                     12/31/03   12/31/02     12/31/01     12/31/03   12/31/02     12/31/01
                                     --------   --------   ------------   --------   --------   ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF
  PERIOD                              $ 1.00    $  1.00       $ 1.00      $  9.79    $  9.86       $10.00
                                      ------    -------       ------      -------    -------       ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                 0.01       0.01         0.01         0.21#      0.33#        0.22
  Realized and unrealized gain
    (loss) on investments -- net          --         --           --           --       0.22        (0.06)
                                      ------    -------       ------      -------    -------       ------
    Total from investment
      operations                        0.01       0.01         0.01         0.21       0.55         0.16
                                      ------    -------       ------      -------    -------       ------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment
    income                             (0.01)      0.01        (0.01)       (0.33)     (0.47)       (0.22)
  Distributions from capital gains        --+        --+          --        (0.13)     (0.15)       (0.08)
  Return of capital                       --         --           --           --         --           --
                                      ------    -------       ------      -------    -------       ------
    Total dividends and
      distributions                    (0.01)     (0.01)       (0.01)       (0.46)     (0.62)       (0.30)
                                      ------    -------       ------      -------    -------       ------
NET ASSET VALUE -- END OF PERIOD      $ 1.00    $  1.00       $ 1.00      $  9.54    $  9.79       $ 9.86
                                      ======    =======       ======      =======    =======       ======
Total Return (1)                        0.57%      1.38%        0.81%        2.20%      5.70%        1.54%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                   0.73%      0.65%        0.75%        0.85%      0.79%        0.85%
  Expenses -- including expense
    reduction (2)                       0.73%      0.65%        0.75%        0.84%      0.79%        0.85%
  Expenses -- before waivers and
    expense reduction (2)               0.91%      0.77%       16.37%        0.87%      0.93%       74.57%
  Investment income -- net (2)          0.61%      1.35%        1.98%        2.17%      3.35%        4.18%
  Investment income
    (loss) -- excluding waivers and
    expense reduction (2)               0.43%      1.23%      (13.64%)       2.14%      3.21%      (69.54%)
  Portfolio turnover rate (1)            N/A        N/A          N/A       178.67%    181.96%       79.53%
Net Assets -- end of the period
  (000's)                             $8,035    $16,538       $  788      $22,452    $20,985       $3,458
                                      ======    =======       ======      =======    =======       ======

                                              MEDIUM-DURATION                     EXTENDED-DURATION
                                                 BOND FUND                            BOND FUND
                                     ----------------------------------   ----------------------------------
                                                RETAIL CLASS                         RETAIL CLASS
                                     ----------------------------------   ----------------------------------
                                     FOR THE    FOR THE      FOR THE      FOR THE    FOR THE      FOR THE
                                       YEAR       YEAR        PERIOD        YEAR       YEAR        PERIOD
                                      ENDED      ENDED     08/27/01* TO    ENDED      ENDED     08/27/01* TO
                                     12/31/03   12/31/02     12/31/01     12/31/03   12/31/02     12/31/01
                                     --------   --------   ------------   --------   --------   ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF
  PERIOD                             $  9.53    $  9.70      $ 10.00      $  9.63    $  9.83       $10.00
                                     -------    -------      -------      -------    -------       ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                 0.29#      0.42#        0.17         0.52#      0.62         0.32
  Realized and unrealized gain
    (loss) on investments -- net        0.31       0.41        (0.04)        0.50       0.29        (0.13)
                                     -------    -------      -------      -------    -------       ------
    Total from investment
      operations                        0.60       0.83         0.13         1.02       0.91         0.19
                                     -------    -------      -------      -------    -------       ------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment
    income                             (0.54)     (0.63)       (0.23)       (0.76)     (0.87)       (0.32)
  Distributions from capital gains     (0.29)     (0.37)       (0.20)       (0.67)     (0.24)       (0.04)
  Return of capital                       --         --           --+          --         --           --
                                     -------    -------      -------      -------    -------       ------
    Total dividends and
      distributions                    (0.83)     (1.00)       (0.43)       (1.43)     (1.11)       (0.36)
                                     -------    -------      -------      -------    -------       ------
NET ASSET VALUE -- END OF PERIOD     $  9.30    $  9.53      $  9.70      $  9.22    $  9.63       $ 9.83
                                     =======    =======      =======      =======    =======       ======
Total Return (1)                        6.33%      8.90%        1.30%       10.95%      9.93%        1.91%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                   0.90%      0.90%        0.92%        0.93%      0.91%        1.06%
  Expenses -- including expense
    reduction (2)                       0.90%      0.90%        0.90%        0.93%      0.91%        1.05%
  Expenses -- before waivers and
    expense reduction (2)               0.96%      1.03%       58.64%        0.94%      1.03%       28.96%
  Investment income -- net (2)          3.02%      4.33%        4.48%        5.25%      6.18%        6.14%
  Investment income
    (loss) -- excluding waivers and
    expense reduction (2)               2.96%      4.20%      (53.26%)       5.24%      6.06%      (21.77%)
  Portfolio turnover rate (1)         457.74%    542.94%      247.20%      121.20%     45.17%       21.95%
Net Assets -- end of the period
  (000's)                            $22,640    $19,289      $   123      $27,978    $24,812       $8,553
                                     =======    =======      =======      =======    =======       ======

---------------
 *  Commencement of operations.

 #  Calculated using the average shares outstanding method.

(1) Non-annualized.

(2) Annualized.

+  Amount represents less than $0.01 per share.

 80                                                               AB Funds Trust

GLOSSARY

30-DAY SEC YIELD -- A standardized measure of yield for a mutual fund. The calculation is based on a 30-day period ending on the last of the previous month. It is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period.

ACTIVE MANAGEMENT -- The portfolio management strategy that has the objective of generating performance greater than a broad-based benchmark index over a given time period. The strategy is opposite of passive management.

AMERICAN DEPOSITORY RECEIPT (ADR) -- Receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and are publicly traded on exchanges or over-the-counter markets in the U.S.

AMORTIZED COST -- This method involves valuing securities at their cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. The accounting method is used for the Money Market Fund.

ANNUALIZED -- The expression of a rate of return over periods other than one year converted to annual terms.

ASSET-BACKED SECURITIES -- Securities backed by mortgages, installment contracts, credit card receivables or other financial assets. These securities represent interest in "pools" of assets in which payments of both interest and principal on the securities are made periodically.

AVERAGE MATURITY -- The average length of time on which the principal of a bond in a bond fund must be repaid.

BASIS POINT -- One hundredth of 1% (0.01%).

BENCHMARK -- An index or other market measurement that is used by an investment manager as a yardstick to assess the risk and performance of a portfolio. For example the S&P 500(R) Index is a commonly used benchmark for U.S. Large Cap Equity portfolios.

COMMERCIAL PAPER -- The security is a short-term, unsecured promissory note issued in the public market as an obligation of the issuing entity. The maturity of commercial paper is typically less than 270 days.

CREDIT QUALITY -- A measure that reflects the rating assigned by Standard & Poor's or Moody's to fixed income securities. It rates the issuing entity's capacity to meet the repayment terms of the security. Bonds issued and backed by the federal government are of the highest quality and are considered superior to bonds rated AAA, which is the highest possible rating a corporate bond can receive. Investment quality ratings include AAA, AA, A, and BBB. Bonds rated BB or lower are considered high yield or "junk" bonds.

CAPITAL GAIN/LOSS -- A realized gain or loss calculated at the time of sale or maturity of any capital asset. Refers to the profit or loss attributable to the difference between the purchase and sale price.

CONCENTRATION RISK -- Risk associated with a relatively high exposure to a certain security position, sector, industry and/or country.

CORRELATION -- The statistical measure which indicates the tendency of two variables moving together.

CREDIT RATINGS -- See Credit Quality.

CREDIT RISK -- A risk that an issuer may default on its securities causing a loss to the debt holder.

Prospectus -- Retail Class                                                    81

CURRENCY EXCHANGE RATE -- A quotation used to indicate the value of a foreign currency relative to one unit of local currency.

CURRENCY RISK -- Foreign investments bear the risk of the local market and the foreign exchange rate. Risk associated with exposure to a certain currency that declines in value. Changes in currency exchange rates relative to the U.S. dollar may negatively affect the value of foreign investments.

CURRENT INCOME -- Money that is received on an ongoing basis from investments in the form of dividends, interest, rents or other income sources.

DEFAULT RISK -- Risk that an issuer will be unable to timely meet interest and principal payments.

DEVELOPED MARKETS -- Financial markets in countries with developed economies. Examples include, but are not limited to, the U.S., United Kingdom, Germany, France and Japan.

DISTRIBUTION (12B-1) FEES -- Fees assessed to shareholders for marketing and distribution expenses for a fund.

DIVIDEND -- Earnings distributed to shareholders. Mutual fund dividends are paid out of income from a fund's investments.

DIVIDEND YIELD -- Yield is determined by dividing the amount of annual dividends per share by the current market price per share of stock.

DOWNGRADED -- The act of lowering the credit rating of a fixed income instrument.

EMERGING MARKETS -- Financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, Russia and Asia (excluding Japan). Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

EQUITY -- Represents ownership interest possessed by shareholders in a corporation. Synonymous with stock.

EXPENSE RATIO -- Expressed as a percentage, provides the investor the total cost for fund operating expenses and management fees.

FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) -- Federal agency established in 1933 that guarantees (within limits) funds on deposit in member banks and thrift institutions and performs other functions to facilitate mergers or prevent failures.

FIXED INCOME SECURITIES -- A security that pays a fixed rate of return. Usually refers to government, corporate or municipal bonds, which pay a fixed rate of interest until the bonds mature, and to preferred stock, paying a fixed dividend.

FOREIGN ISSUERS -- Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

FORWARD CONTRACTS -- A privately negotiated contract permitting the holder to purchase or sale a specified amount of a financial instrument or foreign currency on a predetermined future date at a predetermined price.

FUTURES CONTRACTS -- A standardized agreement to buy or sell a specified amount of a financial instrument or good at a particular price on a stipulated future date. The price is established on an organized exchange and the potential gain/loss is realized each day (marking to market).

 82                                                               AB Funds Trust

GLOBAL DEPOSITORY RECEIPT (GDR) -- Receipt for shares in a foreign based corporation traded in capital markets around the world. While ADRs permit foreign corporation to offer shares to American citizens, GDRs allow companies in Europe, Asia, the U.S. and Latin America to offer shares in many markets around the world.

HEDGING -- The practice of undertaking one investment activity in order to protect against losses in another.

HIGH YIELD BONDS ("JUNK BONDS") -- A bond that has a credit rating of BB or lower and that pays a higher yield to compensate for the greater credit risk.

ILLIQUID SECURITIES -- A security that cannot be disposed of promptly (i.e., within seven days) and in the ordinary course of business at approximately the amount at which the Fund has valued the instrument.

INTEREST -- Cost of using money, expressed as a rate per period of time, usually one year, in which case it is called an annual rate of interest.

INTEREST RATE RISK -- Risk that changes in interest rates may adversely impact the value of a fixed income security. Generally, when interest rates rise fixed income securities decline in value. Conversely, when interest rates fall, fixed income securities generally increase in value. Longer-term fixed income instruments tend to be more subject to interest rate risk.

INTERNATIONAL EQUITY SECURITIES -- Investments in non-U.S. stocks or equity securities.

INVESTMENT GRADE BOND -- See Credit Quality.

MATURITY -- The date at which a debt instrument is due and payable.

MONEY MARKET INSTRUMENTS -- Such instruments include high quality, short-term debt instruments. Among other quality requirements, a money market instrument must mature in 397 days or less.

NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION ("NRSRO") -- NRSRO means any nationally recognized statistical rating organization, as designated by the SEC that does not directly or indirectly control, and is not controlled by or under common control with, the issuer of, or any insurer, guarantor or provider of credit support for, the security. As of March 7, 2003, the SEC has designated four rating agencies as NRSROs: (1) Dominion Bond Rating Service Ltd.; (2) Fitch, Inc.; (3) Moody's Investors Service; and (4) Standard & Poor's Division of the McGraw Hill Companies Inc.

NET ASSET VALUE -- The market value of a fund share. For the Funds, this value is net of all expenses. The NAV is calculated after the close of the exchanges and markets each day by taking the closing market value of all securities owned plus all other assets such as cash, subtracting liabilities, then dividing the result (total net assets) by the total number of shares outstanding.

OPTIONS -- An instrument that provides the investor to initiate a purchase and/or sell transaction. An owner of a call (put) option has the right to purchase (sell) the underlying security at a specified price, and this right lasts until a specified date.

PASSIVELY MANAGED -- Term associated with the management of a portfolio for the purpose of duplicating the investment composition and performance of a broad-based index (such as S&P 500 Index) using computer programs and statistical procedures. Because the fund has fees and transaction expenses (while the broad-based index has none), returns are likely to be below those of the broad-based index.

PREPAYMENT RISK -- Prepayment is the activity of repaying principal prior to its stated maturity date. Prepayments of certain fixed income securities, such as mortgage-backed securities, are subject to prepayment risk. Prepayments generally increase when interest rates fall, resulting in a risk that principal is re-invested at lower interest rates.

Prospectus -- Retail Class                                                    83

POLITICAL RISK -- Risk associated with uncertain political environments when investing in foreign securities. Political risks tend to be greater in emerging markets relative to developed markets.

PRICE TO EARNINGS (P/E) RATIO -- For a fund, it is the price of the stocks in the portfolio divided by their earnings per share. This gives investors an idea of how much they are paying for a companies earning power. In general, the higher the P/E ratio, the more earnings growth an investor is expecting and the riskier the investment.

PRICE TO BOOK (P/B) RATIO -- The weighted average of the price/book ratios of all the stocks in a fund's portfolio. Generally, a high P/B ratio indicates the price of the stock exceeds the actual worth of the company's assets, while a low P/B ratio indicates the stock is relatively cheap.

PRINCIPAL -- Face amount of a debt instrument on which interest is either owed or earned.

RECORD DATE -- Date on which a shareholder must officially own shares in order to be entitled to a dividend.

RULE 2a-7 -- Rule under the Investment Company Act of 1940 which allows for the use of the amortized cost method of accounting as long as the portfolio adheres to certain parameters related to credit quality, security type and maturity. The Money Market Fund adheres to the requirements of Rule 2a-7.

SECURITIES AND EXCHANGE COMMISSION (SEC) -- Federal agency formed by the Securities Exchange Act of 1934 to administer that act and the Securities Act of 1933. Statutes administered by the SEC are designed to promote full disclosure and protect the investing public against malpractice in the securities markets.

SECURITIES LENDING -- A program of lending eligible securities from the portfolios to approved borrowers in return for a fee.

SELECT FUNDS -- Funds that directly invest in different types of fixed income obligations, stocks or other investments to meet their respective investment objectives. Nine (5 equity, 3 fixed income and one money market) separate Select Funds are offered through AB Funds Trust. The majority of the Select Funds use a multi-manager approach by combining different investment management firms (sub-advisers) within a single Select Fund.

STANDARD DEVIATION -- A statistical measurement of distribution around an average, which depicts how widely returns varied over a certain period of time. Investors use the standard deviation of historical performance to try to predict the most likely range of returns. When a fund has a high standard deviation, the predicted range of performance is wide, implying greater volatility.

SWAP AGREEMENTS -- An agreement between two or more parties to exchange sets of cash flows over a period in the future. Two basic types of swaps are interest rate swaps and currency swaps.

TOTAL RETURN -- Return on an investment including both appreciation/(depreciation) and interest or dividends.

TRANSFER AGENT -- The agent that processes and records purchases and sales of Fund shares for all classes. PFPC Inc. serves as the transfer agent for the Funds.

TURNOVER -- Statistical ratio measuring the amount of transactions within a portfolio over a given time period.

WEIGHTED AVERAGE MARKET CAP -- The weighted average is computed by weighing each company's market capitalization by the market value of the securities in the fund. Market capitalization is found by multiplying the number of outstanding shares of stock for a company by the current market price of those shares.

WEIGHTED AVERAGE MATURITY -- The weighted average is computed by weighing each securities maturity date by the market value of the security in the fund.

 84                                                               AB Funds Trust

YIELD CURVE -- Graph showing the term structure of interest rates by plotting the yields of all bonds of the same quality with maturities ranging from the shortest to the longest available. The most common version of the yield curve plots Treasury securities, showing the range of yields from a three month Treasury bill to a 30-year Treasury bond.

YIELD SPREADS -- A difference in yield between various issues of securities.

YIELD TO MATURITY -- The yield provided by a bond that is held to its maturity date, taking into account both interest payments and capital gains or losses.

Prospectus -- Retail Class                                                    85

                      This page intentionally left blank.

 86                                                               AB Funds Trust

                      This page intentionally left blank.

Prospectus -- Retail Class                                                    87

FOR MORE INFORMATION

YOU CAN LEARN MORE ABOUT THE FUNDS, BY REQUESTING THE FOLLOWING FREE DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): Provides additional information about the Funds' policies, investment restrictions, risks, and business structure. The SAI is legally considered a part of this prospectus.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS: Contain performance data and information on portfolio holdings for the last completed fiscal year or half year. The Annual Report also contains the auditor's report and a discussion by management of the market conditions and investment strategies that significantly affected the Funds' performance.

To request these free documents or for other information, you may call us at
(800) 262-0511 (7 a.m. to 6 p.m. central time) Monday through Friday or contact us in writing at:

AB Funds Trust
2401 Cedar Springs Road
Dallas, TX 75201-1498

You may also get free copies by:

- Accessing them on the EDGAR Database on the SEC's Internet site -- http://www.sec.gov.

- Reviewing and copying them at the SEC's Public Reference Room in Washington D.C. (phone: 1-202-942-8090).

- Requesting copies (you will be charged a duplicating fee) from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

Visit our Web site at www.absbc.org to access prospectuses.

The investment company registration number is 811-10263

[AB FUNDS LOGO]

2401 Cedar Springs Rd., Dallas, TX 75201-1498
1.800.262.0511 - www.absbc.org

Serving Those Who Serve the Lord "...with the integrity of our hearts and the skillfulness of our hands." Psalm 78:72

6994   4/04   25 M                                              Rev. 4/04   2231

[AB FUNDS LOGO]

RETIREMENT CLASS
Prospectus
APRIL 30, 2004
BLENDED FUNDS:

 --    FLEXIBLE INCOME FUND
 --    GROWTH & INCOME FUND
 --    CAPITAL OPPORTUNITIES FUND
 --    GLOBAL EQUITY FUND
SELECT FUNDS:

 --    MONEY MARKET FUND
 --    LOW-DURATION BOND FUND
 --    MEDIUM-DURATION BOND FUND
 --    EXTENDED-DURATION BOND FUND
 --    EQUITY INDEX FUND
 --    VALUE EQUITY FUND
 --    GROWTH EQUITY FUND
 --    SMALL CAP EQUITY FUND
 --    INTERNATIONAL EQUITY FUND

This prospectus contains important information about the Funds, including information on investment policies, risks, and fees. For your own benefit and protection, you should read it before you invest, and keep it on hand for future reference.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (the "SEC"), nor has the SEC determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

 2                                                                AB Funds Trust

TABLE OF CONTENTS

A look at the goals,            RISK & RETURN SUMMARIES
strategies, main risks and
expenses of each Fund.

                                Introduction........................................           4
                                THE BLENDED FUNDS
                                Flexible Income Fund................................           6
                                Growth & Income Fund................................          10
                                Capital Opportunities Fund..........................          14
                                Global Equity Fund..................................          18
                                THE SELECT FUNDS
                                Money Market Fund...................................          22
                                Low-Duration Bond Fund..............................          26
                                Medium-Duration Bond Fund...........................          30
                                Extended-Duration Bond Fund.........................          34
                                Equity Index Fund...................................          38
                                Value Equity Fund...................................          42
                                Growth Equity Fund..................................          46
                                Small Cap Equity Fund...............................          50
                                International Equity Fund...........................          54
                                ADDITIONAL INVESTMENT & RISK INFORMATION..... ......          58
Details about the               MANAGEMENT OF THE FUNDS
Funds' management
and service providers.

                                Investment Adviser..................................          59
                                Sub-Advisers........................................          60
                                Service Providers...................................          65
                                SHAREHOLDER INFORMATION.............. ..............          66
Policies and instructions       DISTRIBUTION ARRANGEMENTS............. .............          69
for opening, maintaining
and closing an account.

                                FINANCIAL HIGHLIGHTS............... ................          71

                                GLOSSARY..................... ......................          74

                                FOR MORE INFORMATION................................  Back cover

DO YOU HAVE QUESTIONS ABOUT TERMS WE USE IN THIS PROSPECTUS?
For information about key terms and concepts, look for our explanations shown in boxes. For definitions of investment terms, refer to the glossary in the back of this prospectus.

Prospectus -- Retirement                                                       3

RISK & RETURN SUMMARIES

INTRODUCTION
WHAT IS A MUTUAL FUND?
A mutual fund pools shareholders' money and, using professional management, invests in securities like stocks and bonds.

Each Fund is a separate mutual fund with its own investment objective, strategies and risks. There is a separate Risk & Return Summary for each Fund and other detailed information in the following pages. Please read each Fund description carefully before you invest. The more you know about your investment choices, the more informed your investment decisions will be. But first, a word about the risks and returns that apply to all the Funds.

The Funds are divided into two groups:

- BLENDED FUNDS -- Each Blended Fund invests in a different mix of the Select Funds to meet a specified investment strategy. The Funds' Investment Adviser believes that blending investment styles and money managers may reduce risk over the long term.

   -  Flexible Income Fund

   -  Growth & Income Fund

   -  Capital Opportunities Fund

   -  Global Equity Fund

- SELECT FUNDS -- Each Select Fund invests directly in different types of fixed income obligations, stocks, or other investments to meet its investment objective.

   -  Money Market Fund

   -  Low-Duration Bond Fund

   -  Medium-Duration Bond Fund

   -  Extended-Duration Bond Fund

   -  Equity Index Fund

   -  Value Equity Fund

   -  Growth Equity Fund

   -  Small Cap Equity Fund

   -  International Equity Fund

WHO IS THE INVESTMENT ADVISER?
SBC Financial Services, Inc. ("SBC Financial" or the "Investment Adviser") serves as the Investment Adviser to the Funds. SBC Financial is an affiliate of the Annuity Board of the Southern Baptist Convention (the "Annuity Board"). Rather than making the day-to-day investment decisions for the Select Funds, it retains the services of other investment management firms to do so. It also allocates each Blended Fund's investments among the Select Funds.

Each Select Fund uses various investment management firms ("Sub-Advisers") to manage its assets. The Investment Adviser reviews the Sub-Advisers' performance, allocates the assets of each Select Fund among them and makes recommendations to the Funds' Board of Trustees regarding changes to the Sub-Advisers selected.

 4                                                                AB Funds Trust

The Funds do not invest in any company that is publicly recognized, as determined by the Annuity Board, as being in the liquor, tobacco, gambling, pornography, or abortion industries, or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of the Annuity Board. The Funds may not be able to take advantage of certain investment opportunities due to these restrictions. This policy may not be changed without shareholder approval.

The Funds are not insured or guaranteed by SBC Financial, the Annuity Board, any bank, the Federal Deposit Insurance Corporation, or any government agency. As with all mutual funds, your investment in the Funds involves investment risk, including the possible loss of the principal amount you invested. There is no guarantee that any of the Funds will be able to meet its investment objective.

Prospectus -- Retirement                                                       5

THE BLENDED FUNDS

THE FLEXIBLE INCOME FUND SUMMARY
WHAT ARE THE BLENDED FUNDS?
Each Blended Fund is a "fund of funds." It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.

PORTFOLIO DESCRIPTION

Investment             -   The FLEXIBLE INCOME FUND seeks current income and
Objective              modest capital appreciation.
---------------------------------------------------------------------------------
Principal              -   The Fund, through investments in the Select Funds,
Investment             combines a greater percentage of fixed income securities
Strategies                 with a smaller percentage of equity securities.
                       -   The Investment Adviser uses the following target and
                       potential ranges in allocating the Fund's assets among the
                           Select Funds.

                                    ASSET CLASS             TARGET    RANGE
                           Bond Select Funds                  75%     60-90%
                           U.S. Equity Select Funds           19%     10-30%
                           Non-U.S. Equity Select Fund         6%      2-15%
                           SELECT FUND
                           Equity Index                        2%      0-10%
                           Value Equity                        8%      2-15%
                           Growth Equity                       8%      2-15%
                           Small Cap Equity                    1%      0-10%
                           International Equity                6%      2-15%
                           Money Market                        3%      0-10%
                           Low-Duration Bond                  72%     60-90%

                       - Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.
                       - The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying
                           Select Funds.
                       See "Additional Investment & Risk Information" for more about the Fund's investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.

 6                                                                AB Funds Trust

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   The Fund's value will go up and down in response to
                       changes in the share prices of the Select Funds that it
                           owns. There is no guarantee that the Select Funds or
                           the underlying investments made by the Select Funds
                           will increase in value. Therefore, it is possible for
                           you to lose money by investing in the Fund.
                       -   Because the Fund owns Select Funds that buy bonds and
                       other fixed income securities, the Fund's value will
                           fluctuate due to changes in interest rates. When
                           interest rates rise, the prices of fixed income
                           securities fall and vice versa. Other factors may
                           affect fixed income securities, such as financial
                           conditions of a particular issuer and general economic
                           conditions. The yield earned by a Select Fund will
                           also vary with changes in interest rates and other
                           economic factors.
                       -   There is a risk that the issuer of a fixed income
                       investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
                       -   To the extent the Fund owns Select Funds that buy
                       stocks and other equity securities, the Fund's value will
                           fluctuate due to business developments concerning a
                           particular issuer, industry or country, as well as
                           general market and economic conditions.
                       -   Securities of foreign issuers may be negatively
                       affected by political events, economic conditions, or
                           inefficient, illiquid or unregulated markets in
                           foreign countries. Foreign issuers may be subject to
                           inadequate regulatory or accounting standards.
                       -   Changes in currency exchange rates relative to the
                       U.S. dollar may negatively affect the values of foreign
                           investments.

Prospectus -- Retirement                                                       7

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART]

                                                                         FLEXIBLE INCOME FUND
                                                                         --------------------
2002                                                                             -1.10
2003                                                                              9.33

   BEST AND WORST QUARTERLY RETURNS, RETIREMENT CLASS SHARES (FOR THE PERIODS
                         REFLECTED IN THE CHART ABOVE)

                                               RETURN    QUARTER/YEAR
                                               ------    ------------
Highest return/best quarter                     4.77%       2/2003
Lowest return/worst quarter                    (3.13%)      3/2002

The table below shows the Fund's returns, averaged over certain periods of time, and the performance of broad-based and composite indexes.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR    SINCE INCEPTION(1)
                                                                ------    ------------------
FLEXIBLE INCOME FUND                                             9.33%           3.73%
Composite Index (reflects no deduction for fees, expenses or
  taxes)(2)                                                      9.19%           4.03%
Merrill Lynch 1-3 Year Treasury Index (reflects no deduction
  for fees, expenses or taxes)(3)                                1.90%           4.40%

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) The Composite Index is comprised of the Russell 3000(R), MSCI All Country World Index (ACWI) Free Ex-U.S. benchmark and The Merrill Lynch 1-3 Yr. Treasury, weighted 19%, 6% and 75%, respectively. The Russell 3000(R) is composed of 3000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market. MSCI All Country World Index (ACWI) Free Ex-U.S. benchmark invests in the following countries: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Korea, Malaysia, Mexico, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore Free, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Kingdom, and Venezuela. The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years. The weightings of the Composite Index are rebalanced from time to time as the Fund's asset allocation is rebalanced. The weightings of the Composite Index may not correlate with the Fund's asset allocation.

(3) The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

 8                                                                AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Flexible Income Fund's Retirement Class.

       SHAREHOLDER FEES                                                None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                               0.10%
          Distribution (12b-1) fee(1)                                  None
          Other expenses(2)                                            0.10%
                                                                       ----
          Total annual operating expenses                              0.20%
                                                                       ----
          Fee waiver and expense reimbursement(3)                      (0.07%)
                                                                       ----
          Net expenses                                                 0.13%

------------------
(1) The Fund invests in the Retirement Class Shares of certain Select Funds, which charge a shareholder service fee of 0.19%.

(2) "Other expenses" include printing and transfer agency fees which are class specific.

(3) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.13% for the Retirement Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                              1 YEAR         3 YEARS*         5 YEARS*         10 YEARS*
                RETIREMENT CLASS               $13             $57              $106             $249

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

INDIRECT EXPENSES PAID BY THE FUND

The Fund invests in the Retirement Class shares of the Select Funds. The Fund bears its proportionate share of the operating expenses of the Select Funds in which it holds shares. This means that if you invest in the Fund, you will bear, indirectly, some operating expenses of the underlying Select Funds. These expenses are in addition to the expenses of the Fund described above. These expenses will vary over time, depending on which Select Funds the Fund invests in. In order to give you an indication of these expenses, shown below is the average expense ratio for the Select Funds the Fund invests in, based on the Fund's current target allocation among the Select Funds and the actual expenses of those Select Funds for the fiscal year ended 2003. Based on these assumptions, the expense ratio of the Select Funds borne indirectly by the Fund would be 0.69%.

Prospectus -- Retirement                                                       9

THE GROWTH & INCOME FUND SUMMARY
WHAT ARE THE BLENDED FUNDS?
Each Blended Fund is a "fund of funds." It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.

PORTFOLIO DESCRIPTION

Investment             -   The GROWTH & INCOME FUND seeks moderate capital
Objective              appreciation with current income.
---------------------------------------------------------------------------------
Principal              -   The Fund, through investments in the Select Funds,
Investment             combines approximately equal percentages of fixed income
Strategies                 securities with equity securities.
                       -   The Investment Adviser uses the following target and
                       potential ranges in allocating the Fund's assets among the
                           Select Funds.

                                    ASSET CLASS             TARGET    RANGE
                           Bond Select Funds                  50%     35-65%
                           U.S. Equity Select Funds           37%     25-50%
                           Non-U.S. Equity Select Fund        13%      5-20%
                           SELECT FUND
                           Equity Index                        4%      0-10%
                           Value Equity                       15%      5-25%
                           Growth Equity                      15%      5-25%
                           Small Cap Equity                    3%      0-10%
                           International Equity               13%      5-20%
                           Money Market                        3%      0-10%
                           Low-Duration Bond                  12%      5-25%
                           Medium-Duration Bond               25%     15-35%
                           Extended-Duration Bond             10%      5-20%

                       - Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.
                       - The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying
                           Select Funds.
                       See "Additional Investment & Risk Information" for more about the Fund's investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.

 10                                                               AB Funds Trust

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   The Fund's value will go up and down in response to
                       changes in the share prices of the Select Funds that it
                           owns. There is no guarantee that the Select Funds or
                           the underlying investments made by the Select Funds
                           will increase in value. Therefore, it is possible for
                           you to lose money by investing in the Fund.
                       -   Because the Fund owns Select Funds that buy stocks and
                       other equity securities, the Fund's value will fluctuate
                           due to business developments concerning a particular
                           issuer, industry or country, as well as general market
                           and economic conditions.
                       -   Because the Fund owns Select Funds that buy bonds and
                       other fixed income securities, the Fund's value will
                           fluctuate due to changes in interest rates. When
                           interest rates rise, the prices of fixed income
                           securities fall and vice versa. Other factors may
                           affect fixed income securities, such as financial
                           conditions of a particular issuer and general economic
                           conditions. The yield earned by a Select Fund will
                           also vary with changes in interest rates and other
                           economic factors.
                       -   There is a risk that the issuer of a fixed income
                       investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
                       -   Securities of foreign issuers may be negatively
                       affected by political events, economic conditions, or
                           inefficient, illiquid or unregulated markets in
                           foreign countries. Foreign issuers may be subject to
                           inadequate regulatory or accounting standards.
                       -   Changes in currency exchange rates relative to the
                       U.S. dollar may negatively affect the values of foreign
                           investments.
                       -   Investing in emerging markets involves even greater
                       risks than investing in more developed foreign markets
                           because, among other things, emerging markets often
                           have more political and economic instability.

Prospectus -- Retirement                                                      11

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART]

                                                                         GROWTH & INCOME FUND
                                                                         --------------------
2002                                                                             -6.37
2003                                                                             18.79

   BEST AND WORST QUARTERLY RETURNS, RETIREMENT CLASS SHARES (FOR THE PERIODS
                         REFLECTED IN THE CHART ABOVE)

                                                RETURN   QUARTER/YEAR
                                                ------   ------------
Highest return/best quarter                      9.92%      2/2003
Lowest return/worst quarter                     (7.74%)     3/2002

The table below shows the Fund's returns, averaged over certain periods of time, and the performance of broad-based and composite indexes.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR     SINCE INCEPTION(1)
                                                                -------    ------------------
GROWTH & INCOME FUND                                             18.79%           4.42%
Composite Index (reflects no deduction for fees, expenses or
  taxes)(2)                                                      18.22%           4.74%
Russell 3000(R) (reflects no deduction for fees, expenses or
  taxes)(3)                                                      31.06%           0.26%

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) The Composite Index is comprised of the Russell 3000(R), MSCI All Country World Index (ACWI) Free Ex-U.S. benchmark and The Lehman Brothers Aggregate Bond Index, weighted 37%, 13% and 50%, respectively. The Russell 3000(R) is composed of 3000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market. MSCI All Country World Index(ACWI) Free Ex-U.S. benchmark invests in the following countries: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Korea, Malaysia, Mexico, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore Free, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Kingdom, and Venezuela. The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody's Investors Service, Standard and Poor's(R), or Fitch, Inc., in that order. The weightings of the Composite Index are rebalanced from time to time as the Fund's asset allocation is rebalanced. The weightings of the Composite Index may not correlate with the Fund's asset allocation.

(3) The Russell 3000(R) is composed of 3000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. Equity Market.

 12                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Growth & Income Fund's Retirement Class.

       SHAREHOLDER FEES                                                  None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                0.10%
          Distribution (12b-1) fee(1)                                    None
          Other expenses(2)                                             0.03%
                                                                       ------
          Total annual operating expenses                               0.13%
                                                                       ------
          Fee waiver and expense reimbursement(3)                       0.00%
                                                                       ------
          Net expenses                                                  0.13%

------------------
(1) The Fund invests in the Retirement Class Shares of certain Select Funds, which charge a shareholder service fee of 0.19%.

(2) "Other expenses" include printing and transfer agency fees which are class specific.

(3) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.13% for the Retirement Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                              1 YEAR         3 YEARS         5 YEARS         10 YEARS
                RETIREMENT CLASS               $13             $42             $73             $166

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

INDIRECT EXPENSES PAID BY THE FUND

The Fund invests in the Retirement Class shares of the Select Funds. The Fund bears its proportionate share of the operating expenses of the Select Funds in which it holds shares. This means that if you invest in the Fund, you will bear, indirectly, some operating expenses of the underlying Select Funds. These expenses are in addition to the expenses of the Fund described above. These expenses will vary over time, depending on which Select Funds the Fund invests in. In order to give you an indication of these expenses, shown below is the average expense ratio for the Select Funds the Fund invests in, based on the Fund's current target allocation among the Select Funds and the actual expenses of those Select Funds for the fiscal year ended 2003. Based on these assumptions, the expense ratio of the Select Funds borne indirectly by the Fund would be 0.81%.

Prospectus -- Retirement                                                      13

THE CAPITAL OPPORTUNITIES FUND SUMMARY
WHAT ARE THE BLENDED FUNDS?
Each Blended Fund is a "fund of funds." It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.

PORTFOLIO DESCRIPTION

Investment             -   The CAPITAL OPPORTUNITIES FUND seeks capital
Objective              appreciation with modest current income.
---------------------------------------------------------------------------------
Principal              -   The Fund, through investments in the Select Funds,
Investment             combines a greater percentage of equity securities with a
Strategies                 smaller percentage of fixed income securities.
                       -   The Investment Adviser uses the following target and
                       potential ranges in allocating the Fund's assets among the
                           Select Funds.

                                    ASSET CLASS             TARGET    RANGE
                           Bond Select Funds                  25%     15-35%
                           U.S. Equity Select Funds           56%     40-70%
                           Non-U.S. Equity Select Fund        19%     10-30%
                           SELECT FUND
                           Equity Index                        6%      2-15%
                           Value Equity                       23%     15-35%
                           Growth Equity                      23%     15-35%
                           Small Cap Equity                    4%      0-10%
                           International Equity               19%     10-30%
                           Money Market                        3%      0-10%
                           Low-Duration Bond                   4%      0-10%
                           Medium-Duration Bond               13%      5-25%
                           Extended-Duration Bond              5%      0-10%

                       - Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.
                       - The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying
                           Select Funds.
                       See "Additional Investment & Risk Information" for more about the Fund's investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.

 14                                                               AB Funds Trust

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   The Fund's value will go up and down in response to
                       changes in the share prices of the Select Funds that it
                           owns. There is no guarantee that the Select Funds or
                           the underlying investments made by the Select Funds
                           will increase in value. Therefore, it is possible for
                           you to lose money by investing in the Fund.
                       -   Because the Fund owns Select Funds that buy stocks and
                       other equity securities, the Fund's value will fluctuate
                           due to business developments concerning a particular
                           issuer, industry or country, as well as general market
                           and economic conditions.
                       -   To the extent the Fund owns Select Funds that buy
                       bonds and other fixed income securities, the Fund's value
                           will fluctuate due to changes in interest rates. When
                           interest rates rise, the prices of fixed income
                           securities fall and vice versa. Other factors may
                           affect fixed income securities, such as financial
                           conditions of a particular issuer and general economic
                           conditions. The yield earned by a Select Fund will
                           also vary with changes in interest rates and other
                           economic factors.
                       -   There is a risk that the issuer of a fixed income
                       investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
                       -   Securities of foreign issuers may be negatively
                       affected by political events, economic conditions, or
                           inefficient, illiquid or unregulated markets in
                           foreign countries. Foreign issuers may be subject to
                           inadequate regulatory or accounting standards.
                       -   Changes in currency exchange rates relative to the
                       U.S. dollar may negatively affect the values of foreign
                           investments.
                       -   Investing in emerging markets involves even greater
                       risks than investing in more developed foreign markets
                           because, among other things, emerging markets often
                           have more political and economic instability.

Prospectus -- Retirement                                                      15

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART]

                                                                      CAPITAL OPPORTUNITIES FUND
                                                                      --------------------------
2002                                                                            -13.25
2003                                                                             25.23

   BEST AND WORST QUARTERLY RETURNS, RETIREMENT CLASS SHARES (FOR THE PERIODS
                         REFLECTED IN THE CHART ABOVE)

                                               RETURN    QUARTER/YEAR
                                               ------    ------------
Highest return/best quarter                    13.43%       2/2003
Lowest return/worst quarter                    (13.14%)     3/2002

The table below shows the Fund's returns, averaged over certain periods of time, and the performance of broad-based and composite indexes.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR     SINCE INCEPTION(1)
                                                                -------    ------------------
CAPITAL OPPORTUNITIES FUND                                       25.23%           2.85%
Composite Index (reflects no deductions for fees, expenses
  or taxes)(2)                                                   25.70%           3.28%
Russell 3000(R) (reflects no deduction for fees, expenses or
  taxes)(3)                                                      31.06%           0.26%

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) The Composite Index is comprised of the Russell 3000(R), MSCI All Country World Index (ACWI) Free Ex-U.S. benchmark and The Lehman Brothers Aggregate Bond Index, weighted 56%, 19% and 25%, respectively. The Russell 3000(R) is composed of 3000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market. MSCI All Country World Index (ACWI) Free Ex-U.S. benchmark invests in the following countries: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Korea, Malaysia, Mexico, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore Free, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Kingdom, and Venezuela. The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody's Investors Service, Standard and Poor's(R), or Fitch, Inc., in that order. The weightings of the Composite Index are rebalanced from time to time as the Fund's asset allocation is rebalanced. The weightings of the Composite Index may not correlate with the Fund's asset allocation.

(3) The Russell 3000(R) is composed of 3000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

 16                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Capital Opportunities Fund's Retirement Class.

       SHAREHOLDER FEES                                                 None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                0.10%
          Distribution (12b-1) fee(1)                                   None
          Other expenses(2)                                             0.04%
                                                                       -----
          Total annual operating expenses                               0.14%
                                                                       -----
          Fee waiver and expense reimbursement(3)                      (0.01%)
                                                                       -----
          Net expenses                                                  0.13%

------------------
(1) The Fund invests in the Retirement Class Shares of certain Select Funds, which charge a shareholder service fee of 0.19%.

(2) "Other expenses" include printing and transfer agency fees which are class specific.

(3) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.13% for the Retirement Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                              1 YEAR         3 YEARS*         5 YEARS*         10 YEARS*
                RETIREMENT CLASS               $13             $44              $78              $178

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

INDIRECT EXPENSES PAID BY THE FUND

The Fund invests in the Retirement Class shares of the Select Funds. The Fund bears its proportionate share of the operating expenses of the Select Funds in which it holds shares. This means that if you invest in the Fund, you will bear, indirectly, some operating expenses of the underlying Select Funds. These expenses are in addition to the expenses of the Fund described above. These expenses will vary over time, depending on which Select Funds the Fund invests in. In order to give you an indication of these expenses, shown below is the average expense ratio for the Select Funds the Fund invests in, based on the Fund's current target allocation among the Select Funds and the actual expenses of those Select Funds for the fiscal year ended 2003. Based on these assumptions, the expense ratio of the Select Funds borne indirectly by the Fund would be 0.88%.

Prospectus -- Retirement                                                      17

THE GLOBAL EQUITY FUND SUMMARY
WHAT ARE THE BLENDED FUNDS?
Each Blended Fund is a "fund of funds." It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.

PORTFOLIO DESCRIPTION

Investment             -   The GLOBAL EQUITY FUND seeks capital appreciation.
Objective
---------------------------------------------------------------------------------
Principal              -   The Fund, through investments in the Select Funds,
Investment             combines a greater percentage of U.S. equity securities
Strategies                 with a smaller percentage of international equity
                           securities.
                       -   The Investment Adviser uses the following target and
                       potential ranges in allocating the Fund's assets among the
                           Select Funds.

                                    ASSET CLASS             TARGET    RANGE
                           U.S. Equity Select Funds           75%     60-90%
                           Non-U.S. Equity Select Fund        25%     15-35%
                           SELECT FUND
                           Equity Index                        5%      0-10%
                           Value Equity                       31%     15-45%
                           Growth Equity                      31%     15-45%
                           Small Cap Equity                    5%      0-15%
                           International Equity               25%     15-35%
                           Money Market                        3%      0-10%

                       - Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.
                       - The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying
                           Select Funds.
                       See "Additional Investment & Risk Information" for more about the Fund's investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.

 18                                                               AB Funds Trust

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   The Fund's value will go up and down in response to
                       changes in the share prices of the Select Funds that it
                           owns. There is no guarantee that the Select Funds or
                           the underlying investments made by the Select Funds
                           will increase in value. Therefore, it is possible for
                           you to lose money by investing in the Fund.
                       -   Because the Fund owns Select Funds that buy stocks and
                       other equity securities, the Fund's value will fluctuate
                           due to business developments concerning a particular
                           issuer, industry or country, as well as general market
                           and economic conditions.
                       -   Securities of foreign issuers may be negatively
                       affected by political events, economic conditions, or
                           inefficient, illiquid or unregulated markets in
                           foreign countries. Foreign issuers may be subject to
                           inadequate regulatory or accounting standards.
                       -   Changes in currency exchange rates relative to the
                       U.S. dollar may negatively affect the values of foreign
                           investments.
                       -   Investing in emerging markets involves even greater
                       risks than investing in more developed foreign markets
                           because, among other things, emerging markets often
                           have more political and economic instability.

Prospectus -- Retirement                                                      19

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART]

                                                                          GLOBAL EQUITY FUND
                                                                          ------------------
2002                                                                            -20.04
2003                                                                             31.99

   BEST AND WORST QUARTERLY RETURNS, RETIREMENT CLASS SHARES (FOR THE PERIODS
                         REFLECTED IN THE CHART ABOVE)

                                                RETURN   QUARTER/YEAR
Highest return/best quarter                     16.99%      2/2003
Lowest return/worst quarter                     (18.51%)    3/2002

The table below shows the Fund's returns, averaged over certain periods of time, and the performance of broad-based and composite indexes.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR     SINCE INCEPTION(1)
                                                                -------    ------------------
GLOBAL EQUITY FUND                                               31.99%           1.02%
Composite Index (reflects no deductions for fees, expenses,
  or taxes)(2)                                                   33.48%           1.58%
Russell 3000(R) (reflects no deduction for fees, expenses or
  taxes)(3)                                                      31.06%           0.26%

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) The Composite Index is compromised of the Russell 3000(R) and MSCI All Country World Index (ACWI) Free Ex-U.S. benchmark, weighted 75% and 25%, respectively. The Russell 3000(R) is composed of 3000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market. MSCI All Country World Index (ACWI) Free Ex-U.S. benchmark invests in the following countries: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Korea, Malaysia, Mexico, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore Free, South Africa, Spain, Sri Lanka, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Kingdom, and Venezuela. The weightings of the Composite Index are rebalanced from time to time as the Fund's asset allocation is rebalanced. The weightings of the Composite Index may not correlate with the Fund's asset allocation.

(3) The Russell 3000(R) is composed of 3000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

 20                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Global Equity Fund's Retirement Class.

       SHAREHOLDER FEES                                                 None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                0.10%
          Distribution (12b-1) fee(1)                                   None
          Other expenses(2)                                             0.04%
                                                                       -----
          Total annual operating expenses                               0.14%
                                                                       -----
          Fee waiver and expense reimbursement(3)                      (0.01%)
                                                                       -----
          Net expenses                                                  0.13%

------------------
(1) The Fund invests in the Retirement Class Shares of certain Select Funds, which charge a shareholder service fee of 0.19%.

(2) "Other expenses" include printing and transfer agency fees which are class specific.

(3) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.13% for the Retirement Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                              1 YEAR         3 YEARS*         5 YEARS*         10 YEARS*
                RETIREMENT CLASS               $13             $44              $78              $178

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------
* The waivers and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

INDIRECT EXPENSES PAID BY THE FUND

The Fund invests in the Retirement Class shares of the Select Funds. The Fund bears its proportionate share of the operating expenses of the Select Funds in which it holds shares. This means that if you invest in the Fund, you will bear, indirectly, some operating expenses of the underlying Select Funds. These expenses are in addition to the expenses of the Fund described above. These expenses will vary over time, depending on which Select Funds the Fund invests in. In order to give you an indication of these expenses, shown below is the average expense ratio for the Select Funds the Fund invests in, based on the Fund's current target allocation among the Select Funds and the actual expenses of those Select Funds for the fiscal year ended 2003. Based on these assumptions, the expense ratio of the Select Funds borne indirectly by the Fund would be 0.97%.

Prospectus -- Retirement                                                      21

THE SELECT FUNDS

THE MONEY MARKET FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment             -   The MONEY MARKET FUND seeks to maximize current income
Objective              to the extent consistent with the preservation of capital
                           and liquidity, and the maintenance of a stable per
                           share price of $1.00.
---------------------------------------------------------------------------------
Principal              -   The Fund invests in a broad range of high quality,
Investment             short-term money market instruments denominated
Strategies                 exclusively in U.S. dollars.
                       -   The Fund invests primarily in:
                           -   Short-term obligations issued or guaranteed by:
                               -   The U.S. government, its agencies and
                       instrumentalities, banks, and corporations; and
                               -   Foreign governments, banks, and corporations.
                           -   Mortgage-backed and asset-backed securities.
                       -   The Fund may enter into repurchase agreements relating
                       to the above instruments.
                       -   The Fund expects, but does not guarantee, a constant
                       net asset value of $1.00 per share by valuing its
                           portfolio securities at amortized cost.
                       -   The Fund invests primarily in high quality commercial
                       paper and other obligations generally rated as follows:
                           (i) if rated by more than one nationally recognized
                           statistical rating organization ("NRSRO"), the
                           obligation is rated in the highest rating category of
                           any two NRSROs, (ii) if only one NRSRO has rated the
                           obligation, it is rated in that NRSRO's highest rating
                           category, and (iii) if an obligation is not rated by
                           an NRSRO, the Fund's Sub-Adviser must determine it is
                           of equivalent quality to an obligation rated in the
                           highest rating category of an NRSRO.
                       -   The Fund maintains a dollar-weighted average portfolio
                       maturity of 90 days or less.
                       -   The Fund's investments in securities are limited to
                       obligations that mature in 397 days or less from the date
                           of purchase.
                       -   The Fund may invest only in securities that comply
                       with the quality, maturity and diversification
                           requirements of Rule 2a-7 under the Investment Company
                           Act of 1940, which regulates mutual funds.
                       -   The Fund uses one or more Sub-Advisers to manage its
                       portfolio under the oversight of the Investment Adviser.
                           See "Sub-Advisers" under "Management of the Funds" for
                           a discussion of the Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.

 22                                                               AB Funds Trust


---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   Although the Fund seeks to preserve its value at $1.00
                       per share, it is possible for you to lose money by
                           investing in the Fund. The Fund is not insured or
                           guaranteed by SBC Financial, the Annuity Board, any
                           bank, the Federal Deposit Insurance Corporation, or
                           any government agency.
                       -   The Fund's return will drop if short-term interest
                           rates drop.
                       -   There is a risk that the issuer of a fixed income
                       investment owned by the Fund may fail to pay interest or
                           even principal due in a timely manner or at all.
                       -   Not all obligations of U.S. government agencies and
                           instrumentalities are backed by the full faith and
                           credit of the U.S. Treasury; some are backed only by
                           the credit of the issuing agency or instrumentality.
                           For instance, obligations of Fannie Mae and Freddie
                           Mac are not backed by the full faith and credit of the
                           U.S. Treasury but are backed by the credit of the
                           federal agencies or government sponsored entities.
                           Accordingly, there may be some risk of default by the
                           issuer in such cases.
                       -   The Fund's ability to concentrate its investments in
                       domestic banks may increase risks. Banks, and other
                           financial institutions, may be affected by negative
                           economic conditions, since they rely on the
                           availability and cost of funds, as well as the ability
                           of borrowers to repay their loans.
                       -   Obligations of foreign banks and other foreign issuers
                       may be negatively affected by political events, economic
                           conditions, or inefficient, illiquid or unregulated
                           markets in foreign countries. Foreign issuers,
                           including foreign banks, may be subject to inadequate
                           regulatory or accounting standards.

Prospectus -- Retirement                                                      23

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART]

                                                                           MONEY MARKET FUND
                                                                           -----------------
2002                                                                             1.60
2003                                                                             0.85

   BEST AND WORST QUARTERLY RETURNS, RETIREMENT CLASS SHARES (FOR THE PERIODS
                         REFLECTED IN THE CHART ABOVE)

                                               RETURN    QUARTER/YEAR
                                               ------    ------------
Highest return/best quarter                     0.44%     1/2002
Lowest return/worst quarter                     0.18%       3/2003

The table below shows the Fund's returns, averaged over certain periods of time, and the performance of a broad-based index.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002

                                                                1 YEAR    SINCE INCEPTION(1)
                                                                ------    ------------------
MONEY MARKET FUND                                               0.85%           1.44%
Citigroup 3-Month Treasury Bill Index (reflects no deduction
  for fees, expenses or taxes)(2)                               1.07%           1.62%

------------------
(1) Inception date of the fund is August 27, 2001.

(2) The Citigroup 3-Month (formerly Salomon Brothers 90-Day Treasury Bill) Index is composed of the monthly return equivalents of yield averages that are not marked to market. The 3-Month Treasury Bill Index consists of the last three 3-month Treasury bill issues.

     WHAT IS YIELD?
     Yield is a measure of the income (interest) earned by the securities in a fund's portfolio and paid to you over a specified time period. The annualized yield is expressed as a percentage of the offering price per share on a specified date.

  You may call (800) 262-0511 to obtain the Money Market Fund's current 7-day yield.

 24                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund's Retirement Class.

       SHAREHOLDER FEES                                                 None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                0.21%
          Distribution (12b-1) fee                                      None
          Other expenses(1)                                             0.24%
                                                                       -----
          Total annual operating expenses                               0.45%
          Fee waiver and expense reimbursement(2)                      (0.00%)
                                                                       -----
          Net expenses                                                  0.45%

------------------
(1) "Other expenses" include printing and transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.46% for the Retirement Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                              1 YEAR         3 YEARS          5 YEARS          10 YEARS
                RETIREMENT CLASS               $46             $144             $252             $567

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

Prospectus -- Retirement                                                      25

THE LOW-DURATION BOND FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment             -   The LOW-DURATION BOND FUND seeks current income
Objective              consistent with preservation of capital.
---------------------------------------------------------------------------------
Principal              -   The Fund invests mainly (at least 80% of its net
Investment             assets and typically more) in investment grade fixed
Strategies                 income securities. The Fund's portfolio is diversified
                           among a large number of companies across different
                           industries and economic sectors.
                       -   The Fund invests primarily in:
                           -   Obligations issued or guaranteed by:
                               -   The U.S. government, its agencies and
                        instrumentalities, banks, and corporations; and
                               -   Foreign governments, banks, and corporations.
                           -   Mortgage-backed and asset-backed securities.
                       -   The average quality rating for the Fund's portfolio
                       will be greater than or equal to the "Aa" category as
                           rated by Moody's Investors Service, Inc. ("Moody's")
                           or the equivalent by Standard and Poor's ("S&P"). The
                           Fund will not invest in fixed income securities that
                           have a quality rating less than "Baa" as rated by
                           Moody's or the equivalent by S&P (or, if unrated,
                           determined by a Sub-Adviser to be of the same
                           quality). If an investment held by the Fund is
                           downgraded below a "Baa" or equivalent rating, the
                           Sub-Adviser will take action that it believes to be
                           advantageous to the Fund.
                       -   The average dollar-weighted duration of the Fund
                       normally varies between 1 and 3 years.
                       -   The Fund may hold up to 20% of its assets in
                       obligations denominated in currencies other than the U.S.
                           dollar, and may invest beyond this limit when
                           considering U.S.-dollar-denominated securities of
                           foreign issuers. However, such foreign currency
                           exposure will normally be hedged by at least 75% of
                           its value to the U.S. dollar in order to reduce the
                           risk of loss due to fluctuations in currency exchange
                           rates.
                       -   The Fund may invest and reinvest in long or short
                       derivative instruments such as, but not limited to,
                           futures contracts, options, and swap agreements.
                       -   The Fund uses a multi-manager approach, using two or
                       more Sub-Advisers that each manage a portion of its
                           portfolio under the oversight of the Investment
                           Adviser. The Sub-Advisers practice different
                           investment styles and make investment decisions for
                           the Fund based on an analysis of differing factors,
                           such as interest rates, yield curve positioning, yield
                           spreads, duration, sectors, credit ratings, or
                           fundamental issuer selection. See "Sub-Advisers" under
                           "Management of the Funds" for a discussion of the
                           Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.

 26                                                               AB Funds Trust

----------------------------------------------------------------------------------------------
Principal Risks     The Fund is subject to the following principal risks. Other risks are described under "Additional Investment & Risk Information."
                    -   The Fund's value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible for you to lose money by investing in the Fund.
                    -   There is a risk that the issuer of a fixed income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.
                    -   Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality.
                        For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities.
                        Accordingly, there may be some risk of default by the issuer in such cases.
                    -   Securities rated "Baa" by Moody's or the equivalent by S&P are considered investment grade, but they may have some speculative characteristics. This means that the issuers may have problems making principal and interest payments during difficult economic conditions.
                    -   Obligations of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.
                    -   Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.
                    -   The Fund's use of derivative instruments may increase the risk of loss.
                    -   The performance of the Fund will depend on how successfully its
                        Sub-Advisers pursue its investment strategies.

WHAT IS DURATION?
Duration is a mathematical calculation of the average life of a bond that takes into account not only the maturity of the bond but also the time when payments are made thereon. It is a useful measure of sensitivity to interest rate changes -- the longer a bond's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.

Prospectus -- Retirement                                                      27

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART]

                                                                        LOW-DURATION BOND FUND
                                                                        ----------------------
2002                                                                             5.71
2003                                                                             2.45

   BEST AND WORST QUARTERLY RETURNS, RETIREMENT CLASS SHARES (FOR THE PERIODS
                         REFLECTED IN THE CHART ABOVE)

                                               RETURN    QUARTER/YEAR
                                               ------    ------------
Highest return/best quarter                    2.22%        3/2002
Lowest return/worst quarter                    0.08%        4/2003

The table below shows the Fund's returns, averaged over certain periods of time, and the performance of a broad-based index.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR    SINCE INCEPTION(1)
                                                                ------    -------------------
LOW-DURATION BOND FUND                                          2.45%           4.31%
Merrill Lynch 1-3 Year Treasury Index (reflects no deduction
  for fees, expenses or taxes)(2)                               1.90%           4.40%

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

 28                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Low-Duration Bond Fund's Retirement Class.

       SHAREHOLDER FEES                                                 None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                0.41%
          Distribution (12b-1) fee                                      None
          Other expenses(1)                                             0.26%
                                                                       -----
          Total annual operating expenses                               0.67%
          Fee waiver and expense reimbursement(2)                      (0.06%)
                                                                       -----
          Net expenses                                                  0.61%

------------------
(1) "Other expenses" include printing and transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.61% for the Retirement Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005. The "Fee waiver and expense reimbursement" also includes the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                              1 YEAR         3 YEARS*         5 YEARS*         10 YEARS*
                RETIREMENT CLASS               $62             $208             $368             $831

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Prospectus -- Retirement                                                      29

THE MEDIUM-DURATION BOND FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment             -   The MEDIUM-DURATION BOND FUND seeks maximum total
Objective              return consistent with preservation of capital.
---------------------------------------------------------------------------------
Principal              -   The Fund invests mainly (at least 80% of its net
Investment             assets and typically more) in investment grade fixed
Strategies                 income securities. The Fund's portfolio is diversified
                           among a large number of companies across different
                           industries and economic sectors.
                       -   The Fund invests primarily in:
                           -   Obligations issued or guaranteed by:
                               -   The U.S. government, its agencies and
                        instrumentalities, banks, and corporations; and
                               -   Foreign governments, banks, and corporations.
                           -   Mortgage-backed and asset-backed securities.
                       -   The average quality rating for the Fund's portfolio
                       will be greater than or equal to the "A" category as rated by Moody's Investors Service, Inc. ("Moody's") or the
                           equivalent by Standard and Poor's ("S&P"). The Fund
                           invests primarily in investment grade debt securities,
                           but may hold up to 10% of its assets in high yield
                           securities ("junk bonds") rated "B" or higher by
                           Moody's or the equivalent by S&P (or if unrated,
                           determined by a Sub-Adviser to be of the same
                           quality). If an investment held by the Fund is
                           downgraded below a "B" or equivalent rating, the
                           Sub-Adviser will take action that it believes to be
                           advantageous to the Fund.
                       -   The average dollar-weighted duration of the Fund
                       normally varies between 3 and 7 years.
                       -   The Fund may hold up to 20% of its assets in
                       obligations denominated in currencies other than the U.S.
                           dollar, and may invest beyond this limit when
                           considering U.S.-dollar-denominated securities of
                           foreign issuers. However, such foreign currency
                           exposure will normally be hedged by at least 75% of
                           its value to the U.S. dollar in order to reduce the
                           risk of loss due to fluctuations in currency exchange
                           rates.
                       -   The Fund may invest and reinvest in long or short
                       derivative instruments such as, but not limited to,
                           futures contracts, options, and swap agreements.
                       -   The Fund uses a multi-manager approach, using two or
                       more Sub-Advisers that each manage a portion of its
                           portfolio under the oversight of the Investment
                           Adviser. The Sub-Advisers practice different
                           investment styles and make investment decisions for
                           the Fund based on an analysis of differing factors,
                           such as interest rates, yield curve positioning, yield
                           spreads, duration, sectors, credit ratings, or
                           fundamental issuer selection. See "Sub-Advisers" under
                           "Management of the Funds" for a discussion of the
                           Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.

 30                                                               AB Funds Trust

----------------------------------------------------------------------------------------------
Principal Risks     The Fund is subject to the following principal risks. Other risks are described under "Additional Investment & Risk Information."
                    -   The Fund's value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. An investor in this Fund should be able to accept some short-term fluctuations in value. The yield earned by the
                        Fund will also vary with changes in interest rates and other economic factors. It is possible for you to lose money by investing in the
                        Fund.
                    -   There is a risk that the issuer of a fixed income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.
                    -   Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality.
                        For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities.
                        Accordingly, there may be some risk of default by the issuer in such cases.
                    -   High yield securities ("junk bonds") involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments.
                    -   Obligations of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.
                    -   Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
                    -   Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.
                    -   The Fund's use of derivative instruments may increase the risk of loss.
                    -   The performance of the Fund will depend on how successfully its
                        Sub-Advisers pursue its investment strategies.

Prospectus -- Retirement                                                      31

WHAT IS DURATION?
Duration is a mathematical calculation of the average life of a bond that takes into account not only the maturity of the bond but also the time when payments are made thereon. It is a useful measure of sensitivity to interest rate changes -- the longer a bond's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART]

                                                                       MEDIUM-DURATION BOND FUND
                                                                       -------------------------
2002                                                                             9.15
2003                                                                             6.62

   BEST AND WORST QUARTERLY RETURNS, RETIREMENT CLASS SHARES (FOR THE PERIODS
                         REFLECTED IN THE CHART ABOVE)

                                               RETURN    QUARTER/YEAR
                                               ------    ------------
Highest return/best quarter                     3.20%       2/2003
Lowest return/worst quarter                     0.40%       3/2003

The table below shows the Fund's returns, average over certain periods of time, and the performance of a broad based index.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR    SINCE INCEPTION(1)
                                                                ------    ------------------
MEDIUM-DURATION BOND FUND                                        6.62%          7.35%
Lehman Brothers Aggregate Bond Index (reflects no deduction
  for fees, expenses or taxes)(2)                                4.10%          6.84%

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody's Investor's Service, Standard and Poor's(R) Corporation, or Fitch Investor's Service, in that order.

 32                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Medium-Duration Bond Fund's Retirement Class.

       SHAREHOLDER FEES                                                 None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                0.44%
          Distribution (12b-1) fee                                      None
          Other expenses(1)                                             0.27%
                                                                       -----
          Total annual operating expenses                               0.71%
          Fee waiver and expense reimbursement(2)                      (0.09%)
                                                                       -----
          Net expenses                                                  0.62%

------------------
(1) "Other expenses" include printing and transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.62% for the Retirement Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005. The "Fee waiver and expense reimbursement" also includes the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                              1 YEAR         3 YEARS*         5 YEARS*         10 YEARS*
                RETIREMENT CLASS               $63             $218             $387             $877

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years example reflect the waiver and reimbursement only for the first year.

Prospectus -- Retirement                                                      33

THE EXTENDED-DURATION BOND FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment             -   The EXTENDED-DURATION BOND FUND seeks maximum total
Objective              return consistent with preservation of capital.
---------------------------------------------------------------------------------
Principal              -   The Fund invests mainly (at least 80% of its net
Investment             assets and typically more) in fixed income securities. The
Strategies                 Fund's portfolio is diversified among a large number
                           of companies across different industries and economic
                           sectors.
                       -   The Fund invests primarily in:
                           -   Obligations issued or guaranteed by:
                               -   The U.S. government, its agencies and
                        instrumentalities, banks, and corporations; and
                               -   Foreign governments, banks, and corporations.
                           -   Mortgage-backed and asset-backed securities.
                       -   The average dollar-weighted duration of the Fund
                       normally will be greater than or equal to 7 years.
                       -   The average quality rating for the Fund's portfolio
                       will be greater than or equal to the "Baa" category as
                           rated by Moody's Investors Service, Inc. ("Moody's")
                           or the equivalent by Standard and Poor's(R)
                           ("S&P(R)"). The Fund does not currently expect to
                           invest more than 20% of its assets in fixed income
                           securities rated lower than investment grade. The Fund
                           will not invest in fixed income securities that have a
                           quality rating less than "B" as rated by Moody's or
                           the equivalent by S&P(R) (or, if unrated, determined
                           by a Sub-Adviser to be of the same quality). If an
                           investment held by the Fund is downgraded below a "B"
                           or equivalent rating, the Sub-Adviser will take action
                           that it believes to be advantageous to the Fund.
                       -   The Fund may hold up to 30% of its assets in
                       obligations denominated in currencies other than the U.S.
                           dollar, and may invest beyond this limit when
                           considering U.S.-dollar-denominated securities of
                           foreign issuers.
                       -   The Fund may invest and reinvest in long or short
                       derivative instruments such as, but not limited to,
                           futures contracts, options, and swap agreements.
                       -   The Fund uses a multi-manager approach, using two or
                       more Sub-Advisers that each manage a portion of its
                           portfolio under the oversight of the Investment
                           Adviser. The Sub-Advisers practice different
                           investment styles and make investment decisions for
                           the Fund based on an analysis of differing factors,
                           such as interest rates, yield curve positioning, yield
                           spreads, duration, sectors, credit ratings, or
                           fundamental issuer selection. See "Sub-Advisers" under
                           "Management of the Funds" for a discussion of the
                           Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.

 34                                                               AB Funds Trust

----------------------------------------------------------------------------------------------
Principal Risks     The Fund is subject to the following principal risks. Other risks are described under "Additional Investment & Risk Information."
                    -   The Fund's value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. An investor in this Fund should be able to accept some short-term fluctuations in value. Longer-term bonds are generally more volatile, as are lower-rated bonds. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible for you to lose money by investing in the Fund.
                    -   There is a risk that the issuer of a fixed income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in a loss of anticipated payments or principal being re-invested at lower rates.
                    -   Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality.
                        For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities.
                        Accordingly, there may be some risk of default by the issuer in such cases.
                    -   Bonds rated below investment grade involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments.
                    -   Obligations of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.
                    -   Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
                    -   Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.
                    -   The Fund's use of derivative instruments may increase the risk of loss.
                    -   The performance of the Fund will depend on how successfully its
                        Sub-Advisers pursue its investment strategies.

Prospectus -- Retirement                                                      35

WHAT IS DURATION?
Duration is a mathematical calculation of the average life of a bond that takes into account not only the maturity of the bond but also the time when payments are made thereon. It is a useful measure of sensitivity to interest rate changes -- the longer a bond's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

(BAR CHART)

                                                                      EXTENDED-DURATION BOND FUND
                                                                      ---------------------------
2002                                                                             10.03
2003                                                                             11.19

   BEST AND WORST QUARTERLY RETURNS, RETIREMENT CLASS SHARES (FOR THE PERIODS
                         REFLECTED IN THE CHART ABOVE)

                                               RETURN    QUARTER/YEAR
                                               ------    ------------
Highest return/best quarter                      7.82%      2/2003
Lowest return/worst quarter                     (1.02%)     1/2002

The table below shows the Fund's returns, averaged over certain periods of time, and the performance of broad-based and composite indexes.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR    SINCE INCEPTION(1)
                                                                ------    ------------------
EXTENDED-DURATION BOND FUND                                     11.19%          10.11%
Composite Index (reflects no deduction for fees, expenses or
  taxes)(2)                                                      6.46%           9.09%
Lehman Brothers Long-Term Credit Index (reflects no
  deduction for fees, expenses or taxes)(3)                     10.43%          10.02%

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) The Composite Index is comprised of The Lehman Brothers Long-Term Government Index and The Lehman Brothers Long-Term Credit Index, each weighted 50%. The Lehman Brothers Long-Term Government Index is composed of securities in the long (more than 10 years) range of the U.S. Government Index. The Lehman Brothers Long-Term Credit Index is composed of a subset of the Lehman Brothers Credit Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity greater than 10 years. The weightings of the Composite Index are rebalanced from time to time as the Fund's asset allocation is rebalanced. The weightings of the Composite Index may not correlate with the Fund's asset allocation.

(3) The Lehman Brothers Long-Term Credit Index is composed of a subset of the Lehman Brothers Credit Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity greater than 10 years.

 36                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Extended-Duration Bond Fund's Retirement Class.

       SHAREHOLDER FEES                                                 None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                0.49%
          Distribution (12b-1) fee                                      None
          Other expenses(1)                                             0.26%
                                                                       -----
          Total annual operating expenses                               0.75%
          Fee waiver and expense reimbursement(2)                      (0.02%)
                                                                       -----
          Net expenses                                                  0.73%

------------------
(1) "Other expenses" include printing and transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.73% for the Retirement Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005. The "Fee waiver and expense reimbursement" also includes the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                              1 YEAR         3 YEARS*         5 YEARS*         10 YEARS*
                RETIREMENT CLASS               $75             $238             $415             $929

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Prospectus -- Retirement                                                      37

THE EQUITY INDEX FUND SUMMARY
WHAT IS THE S&P 500(R)?
The Standard and Poor's 500 Index -- Total Return (the "S&P 500(R)") consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The S&P 500(R) is one of the most widely used benchmarks of U.S. equity performance.

PORTFOLIO DESCRIPTION

Investment             -   The EQUITY INDEX FUND seeks to provide investment
Objective              results approximating the aggregate price and dividend
                           performance of the securities included in the S&P
                           500(R).
---------------------------------------------------------------------------------
Principal              -   Under normal market conditions, the Fund will invest
Investment             substantially all (at least 80%) of its total assets in
Strategies                 the equity securities of the companies that make up
                           the S&P 500(R), in weightings that approximate the
                           relative composition of the securities contained in
                           the S&P 500(R).
                       -   The Fund may invest to a lesser extent in derivative
                       instruments, including exchange listed options, futures,
                           and swap agreements, that are based on:
                        -   The S&P 500(R);
                        -   Companies included in the S&P 500(R); or
                        -   Stock indexes other than but similar to the S&P
                           500(R).
                       -   The companies chosen for inclusion in the S&P 500(R)
                       tend to be industry leaders within the U.S. economy as
                           determined by Standard & Poor's(R). However, companies
                           are not selected for inclusion by Standard & Poor's(R)
                           because they are expected to have superior stock price
                           performance relative to the market in general or other
                           stocks in particular.
                       -   The Fund uses one or more Sub-Advisers to manage its
                       portfolio under the oversight of the Investment Adviser.
                           See "Sub-Advisers" under "Management of the Funds" for
                           a discussion of the Fund's Sub-Adviser(s).
                       -   The Fund is passively managed, which means it tries to
                       duplicate the investment composition and performance of
                           the S&P 500(R) using computer programs and statistical
                           procedures. As a result, the Sub-Adviser(s) does not
                           use traditional methods of fund investment management
                           for the Fund, such as selecting securities on the
                           basis of economic, financial, and market analysis.
                           Rather, the Sub-Adviser(s) buy(s) and sells securities
                           in response to changes in the S&P 500(R). Because the
                           Fund has fees and transaction expenses (while the S&P
                           500(R) has none), returns are likely to be below those
                           of the S&P 500(R).

 38                                                               AB Funds Trust

                       -   The correlation between the Fund's performance and the
                           S&P 500(R) is expected to be greater than 98%.
                           However, it could be lower in certain market
                           environments and due to certain stocks that may be
                           excluded from the Fund's portfolio because of social
                           investment policies and restrictions (100% would
                           indicate perfect correlation.)
                       -   S&P does not endorse any stock in the S&P 500(R). It
                       is not a sponsor of the Fund and is not affiliated with
                           the Fund in any way.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.
---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   There is no guarantee that the stock market or the
                       stocks that the Fund buys will increase in value. It is
                           possible for you to lose money by investing in the
                           Fund.
                       -   The Fund's value will go up and down in response to
                       changes in the market value of its investments. Market
                           value will change due to business developments
                           concerning a particular issuer or industry, as well as
                           general market and economic conditions. An investor in
                           the Fund should be able to accept significant
                           short-term fluctuations in value.
                       -   There is a risk that large capitalization stocks may
                       not perform as well as other asset classes or the U.S.
                           stock market as a whole. In the past, large
                           capitalization stocks have gone through cycles of
                           doing better or worse than the stock market in
                           general.
                       -   There is a risk that the Fund, which is passively
                       managed, may not perform as well as funds with more
                           traditional methods of investment management, such as
                           selecting securities based on economic, financial, and
                           market analysis.
                       -   The Fund's use of derivatives, such as S&P 500(R)
                       futures, may reduce the Fund's returns and increase its
                           volatility.
                       -   The Fund must pay various expenses, while the S&P
                       500(R)'s total return does not reflect any expenses.

WHAT IS MARKET CAPITALIZATION?
Market capitalization is the total dollar value of all of an issuer's outstanding shares on a market. It is a measure of corporate size. The market capitalization of an issuer is equal to the number of its shares outstanding multiplied by the price per share.

Prospectus -- Retirement                                                      39

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART]

                                                                           EQUITY INDEX FUND
                                                                           -----------------
2002                                                                            -22.59
2003                                                                             28.03

   BEST AND WORST QUARTERLY RETURNS, RETIREMENT CLASS SHARES (FOR THE PERIODS
                         REFLECTED IN THE CHART ABOVE)

                                               RETURN    QUARTER/YEAR
                                               ------    ------------
Highest return/best quarter                    14.92%       2/2003
Lowest return/worst quarter                    (17.47%)     3/2002

The table below shows the Fund's returns, averaged over certain periods of time, and the performance of a broad-based index.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR     SINCE INCEPTION(1)
                                                                -------    ------------------
EQUITY INDEX FUND                                                28.03%          (1.47%)
S&P 500(R) (reflects no deduction for fees, expenses or
  taxes)(2)                                                      28.71%          (1.02%)

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) The S&P 500(R) includes 500 of the largest stocks (in terms of market value) in the United States.

 40                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Equity Index Fund's Retirement Class.

       SHAREHOLDER FEES                                                  None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                0.17%
          Distribution (12b-1) fee                                       None
          Other expenses(1)                                             0.27%
                                                                       ------
          Total annual operating expenses                               0.44%
          Fee waiver and expense reimbursement(2)                      (0.04%)
                                                                       ------
          Net expenses                                                  0.40%

------------------
(1) "Other expenses" include printing and transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.40% for the Retirement Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005. The "Fee waiver and expense reimbursement" also includes the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                              1 YEAR         3 YEARS*         5 YEARS*         10 YEARS*
                RETIREMENT CLASS               $41             $137             $243             $551

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Prospectus -- Retirement                                                      41

THE VALUE EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment             -   The VALUE EQUITY FUND seeks to provide long-term
Objective              capital appreciation.
---------------------------------------------------------------------------------
                       -   The Fund invests mainly (at least 80% of its net
Principal              assets and typically more) in equity securities. The Fund
Investment                 is diversified and focuses on large and medium-sized
Strategies                 U.S. companies whose stocks are considered by the
                           Fund's Sub-Advisers to be value stocks. Value stocks
                           are generally those that are trading at prices that
                           the Sub-Advisers believe are below what the stocks are
                           worth or that may be out of favor with investors.
                       -   These stocks typically have lower price/earnings
                       ratios, lower asset valuations, and/or higher dividend
                           yields relative to the U.S. market as a whole.
                       -   The Fund may invest to a lesser extent in American
                       Depository Receipts, which represent ownership of
                           underlying foreign securities that are denominated in
                           U.S. dollars.
                       -   The Fund uses a multi-manager approach, using two or
                       more Sub-Advisers that each manage a portion of its
                           portfolio under the oversight of the Investment
                           Adviser. Each Sub-Adviser uses different investment
                           styles to identify stocks it believes are undervalued
                           or are generally out of favor with investors. See
                           "Sub-Advisers" under "Management of the Funds" for a
                           discussion of the Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.

 42                                                               AB Funds Trust

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   There is no guarantee that the stock market or the
                       stocks that the Fund buys will increase in value. It is
                           possible for you to lose money by investing in the
                           Fund.
                       -   The Fund's value will go up and down in response to
                       changes in the market value of its investments. Market
                           value will change due to business developments
                           concerning a particular issuer or industry, as well as
                           general market and economic conditions. An undervalued
                           stock may not increase in price as anticipated by a
                           Sub-Adviser if other investors fail to recognize the
                           company's value or the factors that the Sub-Adviser
                           believed would increase the price do not occur. An
                           investor in the Fund should be able to accept
                           significant short-term fluctuations in value.
                       -   There is a risk that value-oriented investments may
                       not perform as well as the rest of the U.S. stock market
                           as a whole. In the past, value stocks have tended to
                           lag the overall stock market during rising markets,
                           and to outperform it during periods of flat or
                           declining markets.
                       -   The performance of the Fund will depend on how
                       successfully its Sub-Advisers pursue its investment
                           strategies.

WHAT ARE VALUE FUNDS?
Value funds generally emphasize stocks of companies that are believed to be fundamentally attractive based on certain valuation factors. These stocks generally have growth prospects regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such factors as revenue, earnings, book value, and dividends. This is in contrast to stocks with above-average growth prospects, in which the Growth Equity Fund primarily invests. Both categories of stocks have produced similar returns in the past, although each category has periods when it outperforms the other.

Prospectus -- Retirement                                                      43

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART]

                                                                           VALUE EQUITY FUND
                                                                           -----------------
2002                                                                            -17.37
2003                                                                             30.84

   BEST AND WORST QUARTERLY RETURNS, RETIREMENT CLASS SHARES (FOR THE PERIODS
                         REFLECTED IN THE CHART ABOVE)

                                              RETURN     QUARTER/YEAR
                                              -------    ------------
Highest return/best quarter                    18.04%       2/2003
Lowest return/worst quarter                   (19.39%)      3/2002

The table below shows the Fund's returns, averaged over certain periods of time, and the performance of a broad-based index.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR     SINCE INCEPTION(1)
                                                                -------    ------------------
VALUE EQUITY FUND                                                30.84%           1.69%
Russell 1000(R) Value (reflects no deduction for fees,
  expenses or taxes)(2)                                          30.03%           2.67%

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) The Russell 1000(R) Value is a large-cap index consisting of those Russell 1000(R) securities with a less-than-average growth orientation. Companies in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

 44                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Value Equity Fund's Retirement Class.

       SHAREHOLDER FEES                                                None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                0.70%
          Distribution (12b-1) fee                                     None
          Other expenses(1)                                             0.24%
                                                                       -----
          Total annual operating expenses                               0.94%
          Fee waiver and expense reimbursement(2)                      (0.04%)
                                                                       -----
          Net expenses(3)                                               0.90%

------------------
(1) "Other expenses" include printing and transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 0.90% for the Retirement Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005. The "Fee waiver and expense reimbursement" also includes the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund.

(3) The Trust has arrangements with certain broker-dealers who have agreed to pay certain expenses in return for the direction of a portion of the Fund's brokerage business. In the Fund's last fiscal year, these arrangements reduced the Fund's net annual fund operating expenses by 0.02%.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                              1 YEAR         3 YEARS*         5 YEARS*         10 YEARS*
                RETIREMENT CLASS               $92             $296             $517            $1,153

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Prospectus -- Retirement                                                      45

THE GROWTH EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment             -   The GROWTH EQUITY FUND seeks to provide long-term
Objective              capital appreciation. Any income is incidental to this
                           objective.
---------------------------------------------------------------------------------
Principal              -   The Fund invests mainly (at least 80% of its net
Investment             assets and typically more) in equity securities. The Fund
Strategies                 is diversified and focuses on large- and medium-sized
                           U.S. companies whose stocks are considered by the
                           Fund's Sub-Advisers to have above-average growth
                           prospects.
                       -   The Fund focuses on companies believed to have
                       above-average potential for growth in revenue and
                           earnings. Reflecting the market's high expectations
                           for superior growth, the prices of such stocks are
                           typically above-average in relation to such measures
                           as revenue, earnings, and book value when compared to
                           the U.S. market as a whole.
                       -   The Fund may invest to a lesser extent in American
                       Depository Receipts, which represent ownership of
                           underlying foreign securities that are denominated in
                           U.S. dollars.
                       -   The Fund uses a multi-manager approach, using two or
                       more Sub-Advisers that each manage a portion of its
                           portfolio under the oversight of the Investment
                           Adviser. Each Sub-Adviser uses both fundamental
                           research and quantitative analysis to select stocks it
                           believes have above-average growth prospects, but may
                           make investment decisions for the Fund based on an
                           analysis of differing factors, such as revenue and
                           earnings growth, or unanticipated positive earnings.
                           See "Sub-Advisers" under "Management of the Funds" for
                           a discussion of the Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.

 46                                                               AB Funds Trust

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   There is no guarantee that the stock market or the
                       stocks that the Fund buys will increase in value. It is
                           possible for you to lose money by investing in the
                           Fund.
                       -   The Fund's value will go up and down in response to
                       changes in the market value of its investments. Market
                           value will change due to business developments
                           concerning a particular issuer or industry, as well as
                           general market and economic conditions. An investor in
                           this Fund should be able to accept significant
                           short-term fluctuations in value.
                       -   Although the Fund will not concentrate in any
                       particular industry, it may be heavily invested in a
                           particular economic sector. If the Fund focuses on one
                           or a few sectors, its performance is likely to be
                           disproportionately affected by factors influencing
                           that sector, including market, economic, political or
                           regulatory developments. The Fund's performance may
                           also suffer if a sector does not perform as well as
                           the Sub-Advisers expected. Prices of securities in the
                           same sector often change collectively regardless of
                           the merits of individual companies.
                       -   There is a risk that growth-oriented investments may
                       not perform as well as the rest of the U.S. stock market
                           as a whole. In the past, growth stocks have tended to
                           outperform the overall stock market during rising
                           markets, and to lag during periods of flat or
                           declining markets.
                       -   The performance of the Fund will depend on how
                       successfully its Sub-Advisers pursue its investment
                           strategies.

WHAT ARE GROWTH FUNDS?
Growth funds invest in the stock of growth-oriented companies, seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return, if any, in the form of capital appreciation.

Prospectus -- Retirement                                                      47

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART]

                                                                          GROWTH EQUITY FUND
                                                                          ------------------
2002                                                                            -28.15
2003                                                                             29.56

   BEST AND WORST QUARTERLY RETURNS, RETIREMENT CLASS SHARES (FOR THE PERIODS
                         REFLECTED IN THE CHART ABOVE)

                                              RETURN     QUARTER/YEAR
                                              -------    ------------
Highest return/best quarter                    14.44%       2/2003
Lowest return/worst quarter                   (17.51%)      2/2002

The table below shows the Fund's returns, averaged over certain periods of time, and the performance of a broad-based index.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR     SINCE INCEPTION(1)
                                                                -------    ------------------
GROWTH EQUITY FUND                                               29.56%          (3.79%)
Russell 1000(R) Growth (reflects no deduction for fees,
  expenses or taxes)(2)                                          29.75%          (3.51%)

------------------
(1) Inception date of the fund is August 27, 2001.

(2) The Russell 1000(R) Growth is a large-cap index consisting of those Russell 1000(R) securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

 48                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Growth Equity Fund's Retirement Class.

       SHAREHOLDER FEES                                                None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES(1)
          (Expenses that are deducted from fund assets)
          Management fee                                                0.84%
          Distribution (12b-1) fee                                      None
          Other expenses(2)                                             0.25%
                                                                       -----
          Total annual operating expenses                               1.09%
          Fee waiver and expense reimbursement(3)                      (0.10%)
                                                                       -----
          Net expenses(4)                                               0.99%

------------------
(1) The information in the table has been restated to reflect the current levels of management fees and the fee waiver and reimbursement agreement.

(2) "Other expenses" include printing and transfer agency fees which are class specific.

(3) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 0.99% for the Retirement Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005. The information in the table has been restated to reflect the current level of the fee waiver and reimbursement agreement. The "Fee waiver and expense reimbursement" also includes the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund.

(4) The Trust has arrangements with certain broker-dealers who have agreed to pay certain expenses in return for the direction of a portion of the Fund's brokerage business. In the Fund's last fiscal year, these arrangements reduced the Fund's net annual fund operating expenses by 0.02%.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                              1 YEAR         3 YEARS*         5 YEARS*         10 YEARS*
                RETIREMENT CLASS               $101            $337             $592            $1,324

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Prospectus -- Retirement                                                      49

THE SMALL CAP EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment             -   The SMALL CAP EQUITY FUND seeks to provide long-term
Objective              capital appreciation. Any income received is incidental to this objective.
---------------------------------------------------------------------------------
                       -   The Fund invests mainly (at least 80% of its net
Principal              assets and typically more) in common stocks of U.S.
Investment                 companies that, at the time of purchase, are in the
Strategies                 small capitalization segment of the U.S. equity
                           market, consistent with the capitalization range of
                           companies comprising the Russell 2000(R) Index. The
                           Fund's portfolio is diversified among a large number
                           of companies across different industries and economic
                           sectors.
                       -   10-15% of the Fund's assets are managed using a
                       passive investment approach that seeks to replicate the
                           performance of the Russell 2000(R) Value Index.
                       -   The Fund is generally diversified with respect to
                       stocks possessing attractive fundamental values and strong growth prospects. Many of the companies in which the
                           Fund invests retain their earnings to finance current
                           and future growth. These companies generally pay
                           little or no dividends.
                       -   The Fund uses a multi-manager approach, using two or
                       more Sub-Advisers that each manage a portion of its
                           portfolio under the oversight of the Investment
                           Adviser. The Sub-Advisers, using fundamental research
                           and quantitative analysis (except when pursuing a
                           passive strategy), select stocks that they believe
                           have favorable investment characteristics, but may
                           make investment decisions for the Fund based on an
                           analysis of differing factors, such as revenue and
                           earnings growth, relative valuation, business
                           catalysts, or quality of management. See
                           "Sub-Advisers" under "Management of the Funds" for a
                           discussion of the Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.
---------------------------------------------------------------------------------

 50                                                               AB Funds Trust

Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   There is no guarantee that the stock market or the
                       stocks that the Fund buys will increase in value. It is
                           possible for you to lose money by investing in the
                           Fund.
                       -   The Fund invests primarily in small companies. An
                       investment in a smaller company may be more volatile and
                           less liquid than an investment in a larger company.
                           Small companies generally are more sensitive to
                           adverse business and economic conditions than larger,
                           more established companies. Small companies may have
                           limited financial resources, management experience,
                           markets and product diversification.
                       -   The Fund's value will go up and down in response to
                       changes in the market value of its investments. Market
                           value will change due to business developments
                           concerning a particular issuer or industry, as well as
                           general market and economic conditions. An investor in
                           this Fund should be able to accept significant short-
                           term fluctuations in value.
                       -   The Fund expects to have a high portfolio turnover
                       rate. High turnover creates more transaction costs and
                           negative tax consequences that may have a negative
                           impact on your investment in the Fund.
                       -   The Fund may invest in initial public offerings which
                       entails special risks, including limited operating history of the issuing companies, unseasoned trading and
                           limited liquidity.
                       -   The performance of the Fund will depend on how
                       successfully its Sub-Advisers pursue its investment
                           strategies.
                       -   There is a risk that the portion of the Fund which is
                       passively managed may not perform as well as funds with
                           traditional methods of investment management.

WHAT IS MARKET CAPITALIZATION?
Market capitalization is the total dollar value of all of an issuer's outstanding shares on a market. It is a measure of corporate size. The market capitalization of an issuer is equal to the number of its shares outstanding multiplied by the price per share.

Prospectus -- Retirement                                                      51

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART]

                                                                         SMALL CAP EQUITY FUND
                                                                         ---------------------
2002                                                                            -22.23
2003                                                                             46.24

   BEST AND WORST QUARTERLY RETURNS, RETIREMENT CLASS SHARES (FOR THE PERIODS
                         REFLECTED IN THE CHART ABOVE)

                                              RETURN     QUARTER/YEAR
                                              -------    ------------
Highest return/best quarter                    22.83%       2/2003
Lowest return/worst quarter                   (22.35%)      3/2002

The table below shows the Fund's returns, averaged over certain periods of time, and the performance of a broad-based index.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR     SINCE INCEPTION(1)
                                                                -------    ------------------
SMALL CAP EQUITY FUND                                            46.24%           6.01%
Russell 2000(R) (reflects no deduction for fees, expenses or
  taxes)(2)                                                      47.25%           7.92%

------------------
(1) Inception date of the fund is August 27, 2001.

(2) The Russell 2000(R) is a small-cap index consisting of the smallest 2000 companies in the Russell 3000(R), representing approximately 7% of the Russell 3000(R) total market capitalization.

 52                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Equity Fund's Retirement Class.

       SHAREHOLDER FEES                                                  None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                1.09%
          Distribution (12b-1) fee                                       None
          Other expenses(1)                                             0.34%
                                                                       ------
          Total annual operating expenses                               1.43%
          Fee waiver and expense reimbursement(2)                      (0.18%)
                                                                       ------
          Net expenses(3)                                               1.25%

------------------
(1) "Other expenses" include printing and transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 1.25% for the Retirement Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005. The "Fee waiver and expense reimbursement" also includes the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund.

(3) The Trust has arrangements with certain broker-dealers who have agreed to pay certain expenses in return for the direction of a portion of the Fund's brokerage business. In the Fund's last fiscal year, these arrangements reduced the Fund's net annual fund operating expenses by 0.06%.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                              1 YEAR         3 YEARS*         5 YEARS*         10 YEARS*
                RETIREMENT CLASS               $127            $435             $767            $1,708

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Prospectus -- Retirement                                                      53

THE INTERNATIONAL EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment             -   The INTERNATIONAL EQUITY FUND seeks to provide
Objective              long-term capital appreciation. Any income received is
                           incidental to this objective.
---------------------------------------------------------------------------------
                       -   The Fund invests mainly (at least 80% of its net
Principal                  assets and typically more) in common stocks of
Investment                 foreign companies in countries having economies and
Strategies                 markets generally considered to be developed. The
                           Fund's portfolio is diversified among a large number
                           of companies across different industries and economic
                           sectors.
                       -   The Fund may also invest to a lesser extent in common
                           stocks of foreign companies located in emerging
                            markets.
                       -   Common stocks of foreign companies are predominantly
                           traded on foreign stock exchanges.
                       -   Although the Fund has the flexibility to invest a
                           significant portion of its assets in one country or
                           region, it generally intends to remain
                           well-diversified across countries and geographical
                           regions. An issuer is considered to be from the
                           country where it is located, where it is
                           headquartered or incorporated, where the majority of
                           its assets are located, or where it generates the
                           majority of its operating income.
                       -   The Fund may invest to a lesser extent in American
                           Depository Receipts and Global Depository Receipts
                           and other similar instruments, each of which
                           represents ownership of underlying foreign securities
                           in currencies other than that of the country of
                           incorporation.
                       -   The Fund may use currency transactions, such as
                           forward contracts, to hedge its
                           non-U.S.-dollar-denominated obligations or for
                           investment purposes.
                       -   The Fund uses a multi-manager approach, using two or
                           more Sub-Advisers that each manage a portion of its
                           portfolio under the oversight of the Investment
                           Adviser. The Sub-Advisers, in managing their
                           respective portions of the Fund's portfolio, practice
                           different investment styles that the Investment
                           Adviser believes complement one another. See
                           "Sub-Advisers" under "Management of the Funds" for a
                           discussion of the Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.

 54                                                               AB Funds Trust

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   There is no guarantee that the international stock
                       markets or the stocks that the Fund buys will increase in
                           value. It is possible for you to lose money by
                           investing in the Fund.
                       -   The Fund's value will go up and down in response to
                       changes in the market value of its investments. Market
                           value will change due to business developments
                           concerning a particular issuer, industry or country,
                           as well as general market and economic conditions. An
                           investor in the Fund should be able to accept
                           significant short-term fluctuations in value.
                       -   Securities of foreign issuers may be negatively
                       affected by political events, economic conditions, or
                           inefficient, illiquid or unregulated markets in
                           foreign countries. Foreign issuers may be subject to
                           inadequate regulatory or accounting standards.
                       -   Changes in currency exchange rates relative to the
                       U.S. dollar may negatively affect the values of foreign
                           investments held by the Fund. Sub-Advisers may make
                           currency investment decisions independent of their
                           underlying stock selections.
                       -   Investing in emerging markets involves even greater
                       risks than investing in more developed foreign markets
                           because, among other things, emerging markets often
                           have more political and economic instability.
                       -   The performance of the Fund will depend on how
                       successfully its Sub-Advisers pursue its investment
                           strategies.

Prospectus -- Retirement                                                      55

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART]

                                                                       INTERNATIONAL EQUITY FUND
                                                                       -------------------------
2002                                                                            -11.94
2003                                                                             35.81

   BEST AND WORST QUARTERLY RETURNS, RETIREMENT CLASS SHARES (FOR THE PERIODS
                         REFLECTED IN THE CHART ABOVE)

                                              RETURN     QUARTER/YEAR
                                              -------    ------------
Highest return/best quarter                    19.00%       2/2003
Lowest return/worst quarter                   (18.39%)      3/2002

The table below shows the Fund's returns averaged over certain periods of time, and the performance of a broad-based index.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR     SINCE INCEPTION(1)
                                                                -------    ------------------
INTERNATIONAL EQUITY FUND                                        35.81%          5.77%
MSCI All Country World Index Free Ex-U.S. (reflects no
  deduction for fees, expenses or taxes)(2)                      40.83%          5.39%

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) MSCI All Country World Index (ACWI) Free Ex-U.S. benchmark invests in the following countries: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Korea, Malaysia, Mexico, Morocco, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore Free, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Kingdom, and Venezuela.

 56                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund's Retirement Class.

       SHAREHOLDER FEES                                                  None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                0.98%
          Distribution (12b-1) fee                                       None
          Other expenses(1)                                             0.33%
                                                                       ------
          Total annual operating expenses                               1.31%
          Fee waiver and expense reimbursement(2)                      (0.16%)
                                                                       ------
          Net expenses(3)                                               1.15%

------------------
(1) "Other expenses" include printing and transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 1.15% for the Retirement Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005. The "Fee waiver and expense reimbursement" also includes the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund.

(3) The Trust has arrangements with certain broker-dealers who have agreed to pay certain expenses in return for the direction of a portion of the Fund's brokerage business. In the Fund's last fiscal year, these arrangements reduced the Fund's net annual fund operating expenses by 0.02%.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                              1 YEAR         3 YEARS*         5 YEARS*         10 YEARS*
                RETIREMENT CLASS               $117            $400             $705            $1,573

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Prospectus -- Retirement                                                      57

ADDITIONAL INVESTMENT & RISK INFORMATION

The following is a list of other investment strategies employed by the Funds and certain risks that may apply to your investments in the Funds. These are in addition to the investment strategies and risks listed in each Fund's Risk & Return Summary. Further information about investment strategies and risks is available in the Funds' Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS: Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive investments. These investments may include cash, shares of the Money Market Fund, high quality short-term debt obligations, and other money market instruments. During these periods, a Fund may not meet its investment objective.

SECURITIES LENDING: The Funds may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized and bank guaranteed loans) to reduce related risks.

MORTGAGE-BACKED AND ASSET-BACKED OBLIGATIONS: The Bond Funds may invest in collateralized debt instruments issued or underwritten by U.S. organizations and organizations located in developed markets. The Bond Funds' use of these securities has risks in addition to the risks of conventional debt securities. These obligations may be unsecured, or an issuer may have limited ability to enforce its interest in the underlying assets, which means there may be no collateral for the Fund to seize if the borrower defaults. Because principal is paid back over the life of the security rather than at maturity, these securities are subject to the risk of prepayment. Prepayments generally increase when interest rates fall, resulting in a risk that principal is re-invested at lower interest rates. In certain situations, prepayment may result in a loss of anticipated interest and/or principal payments, as well as any premium the Fund may have paid.

DERIVATIVES: The Select Funds may use long or short positions in derivatives such as, but not limited to, equity futures contracts and U.S. Treasury futures contracts, as well as options in order to maintain market exposure, to reduce market exposure, to maintain liquidity, or to commit cash pending investment.

The International Equity Fund and Bond Funds may also use currency transactions, such as forward contracts, futures and options on currencies. They may use these currency transactions to hedge their non-U.S.-dollar-denominated obligations and may also use them for investment purposes.

Each Blended Fund may invest up to 10% of its assets directly in exchange-listed equity futures contracts and exchange-listed U.S. Treasury futures contracts in order to gain exposure to the U.S. equity and fixed income markets on cash balances. The Blended Funds may also sell exchange-listed equity futures contracts, U.S. Treasury Securities, and exchange listed U.S. Treasury futures contracts short to reduce exposure.

The Funds' use of derivatives may reduce their return and increase volatility. Derivatives also may involve additional expenses, which would reduce any benefit or increase any loss of a Fund using the derivative.

WHAT ARE DERIVATIVES?
Derivatives are investments whose values are based on (or "derived" from) a stock, bond, other asset, or index. These investments include options, futures contracts, and similar investments. Futures and options are popular types of derivatives, because they are easily bought and sold, and have market values that are regularly calculated and published.

 58                                                               AB Funds Trust

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER
WHAT IS A MANAGER OF MANAGERS?
The Investment Adviser does not make the day-to-day investment decisions for the Select Funds. Rather, it retains the services of experienced investment management firms (the Sub-Advisers) to do so. The Investment Adviser oversees the performance of these Sub-Advisers and allocates the assets of each Select Fund among them.

SBC Financial Services, Inc., an affiliate of the Annuity Board, serves as the Investment Adviser to the Funds, under its advisory agreement with the AB Funds Trust (the "Trust") and subject to the supervision of the Trust's Board of Trustees. The Investment Adviser allocates each Blended Fund's investments among all or some of the Select Funds. With respect to the Select Funds the Investment Advisor is a "manager of managers," it continually monitors the performance and operations of the Sub-Advisers and allocates the assets of each Select Fund among them. It oversees each Sub-Adviser's adherence to its stated investment style and compliance with the relevant Fund's investment objective, policies and limitations. It recommends to the Board of Trustees the hiring or changing of Sub-Advisers. Changes are made in a Select Fund's Sub-Advisers only when approved by the Board of Trustees. The Trust has been granted an order from the SEC to allow it to change sub-advisers and sub-advisory agreements without shareholder approval, provided that shareholders of the applicable Select Fund will be notified of such change within 90 days.

The Annuity Board was established in 1918 and exists to assist churches and other Southern Baptist entities by making available retirement plan services, life and health coverage, risk management programs and personal and institutional investment programs. During the fiscal year ended December 31, 2003, each Fund paid monthly aggregate management fees to the Investment Adviser and the Sub-Advisers at the following annual percentage rate of its average daily net assets:

                      FUND                                                  MANAGEMENT FEE
                      Flexible Income Fund                                      0.10%*
                      Growth & Income Fund                                      0.10%*
                      Capital Opportunities Fund                                0.10%*
                      Global Equity Fund                                        0.10%*
                      Money Market Fund                                         0.21%
                      Low-Duration Bond Fund                                    0.41%
                      Medium-Duration Bond Fund                                 0.44%
                      Extended-Duration Bond Fund                               0.49%
                      Equity Index Fund                                         0.17%
                      Value Equity Fund                                         0.70%
                      Growth Equity Fund                                        0.77%
                      Small Cap Equity Fund                                     1.09%
                      International Equity Fund                                 0.98%

------------------
* In addition, the Blended Funds indirectly bear their proportionate share of the management fee and other expenses of the underlying Select Funds.

The Annuity Board will, at all times, directly or indirectly control the vote of at least 60% of each Fund's shares. The Funds will refuse to accept any investment that would result in a change of such control. This means that the Annuity Board will control the vote on any matter that requires shareholder approval.

Prospectus -- Retirement                                                      59

SUB-ADVISERS
WHAT IS A SUB-ADVISER?
Each Sub-Adviser makes the day-to-day investment decisions for the Select Fund's assets that it manages, subject to the supervision of the Investment Adviser and the Board of Trustees. Each Sub-Adviser continuously reviews, supervises and administers its own investment program.

Below is a list of each Select Fund's Sub-Advisers and their staff who are primarily responsible for the day-to-day management of the Select Fund's assets.

MONEY MARKET FUND:

BlackRock Institutional Management Corporation ("BIMC"), Wilmington,
Delaware: BIMC is a wholly-owned subsidiary of BlackRock, Inc., a premier provider of global investment management and risk management products, with $309 billion in assets under management as of December 31, 2003. A team of portfolio managers, led by Thomas H. Nevin, manages the Money Market Fund. With BIMC (and its predecessor organizations) since 1979, Mr. Nevin, Managing Director, has 30 years of experience in the securities industry. BlackRock is affiliated with PFPC Distributors, Inc., the Funds' Distributor, and PFPC Inc., which provides Transfer Agency and Administration and Accounting services to the Funds. BlackRock, PFPC Inc. and PFPC Distributors, Inc. are all members of The PNC Financial Services Group, Inc.

LOW-DURATION BOND FUND:

BlackRock Advisors, Inc. ("BAI"), Wilmington, Delaware: BAI is a wholly-owned subsidiary of BlackRock, Inc., a premier provider of global investment management and risk management products, with $309.4 billion in assets under management as of December 31, 2003. A team of portfolio managers, led by Scott Amero, manages BAI's portion of the Low-Duration Bond Fund. With BlackRock since 1990, Mr. Amero, Managing Director, specializes in the short and intermediate duration sectors, including asset-backed securities, adjustable rate mortgage securities and other short duration mortgage products. BlackRock is affiliated with PFPC Distributors, Inc., the Funds' Distributor, and PFPC Inc., which provides Transfer Agency and Administration and Accounting services to the Funds. BlackRock, PFPC Inc. and PFPC Distributors, Inc. are all members of The PNC Financial Services Group, Inc.

Pacific Investment Management Company LLC ("PIMCO"), Newport Beach,
California: PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed income portfolios. PIMCO was one of the first investment managers to specialize in fixed income and has successfully managed its total return strategy on behalf of its clients since the 1970s. PIMCO has assets under management of approximately $373.8 billion. Chris P. Dialynas serves as portfolio manager for PIMCO's portion of the Low-Duration Bond Fund. He joined PIMCO in 1980 and serves as Managing Director, portfolio manager and a senior member of PIMCO's investment strategy group. Mr. Dialynas has 22 years of investment experience.

PIMCO and certain of its affiliates are subjects of regulatory proceedings and investigations concerning market timing and related trading activities in certain PIMCO Funds, and revenue-sharing and brokerage recognition arrangements related to certain PIMCO Funds. PIMCO, certain of its affiliates, related funds and others have been named as defendants in multiple lawsuits that generally relate to the same facts. None of the allegations concerning PIMCO or its affiliates relate to AB Funds Trust, and PIMCO believes that these matters will not have a material adverse effect on the Low-Duration Bond Fund or on PIMCO's ability to perform its investment advisory services to the Low-Duration Bond Fund.

Payden & Rygel, Los Angeles, California: Payden & Rygel is one of the largest global independent investment managers in the United States, with over $50.3 billion in assets under management. Founded in 1983, the firm is a leader in the active management of fixed-income and equity portfolios for a diversified client base. Payden & Rygel advises corporations, foundations and endowments, pension plans, public funds and individual investors on their overall investment strategies. The firm manages its portion of the Low-Duration Bond Fund utilizing a team approach that exploits the collective wisdom of a highly qualified group of professionals. The Investment Policy Committee, comprised of managing principals averaging a 14-year tenure with the firm, oversees the investment process.

 60                                                               AB Funds Trust

MEDIUM-DURATION BOND FUND:

Goldman Sachs Asset Management, L.P. ("GSAM") New York, NY: GSAM serves as Sub-Adviser to a portion of the Medium-Duration Bond Fund. Prior to the end of April, 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co. ("Goldman Sachs"), served as the Sub-Adviser for its portion of the Medium-Duration Bond Fund. Thereafter, GSAM assumed Goldman Sachs Sub-Advisory responsibilities to the Medium-Duration Bond Fund. As of December 31, 2003, GSAM, along with other units of the Investment Management Division, had approximately $375.7 billion in assets under management. The portfolio management team managing its portion of the Medium-Duration Bond Fund is lead by Jonathan A. Beinner, Managing Director and Head of Taxable Fixed Income. Mr. Beinner joined Goldman Sachs in 1990. He became a portfolio manager in 1992.

Pacific Investment Management Company LLC ("PIMCO"), Newport Beach,
California: PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed income portfolios. PIMCO was one of the first investment managers to specialize in fixed income and has successfully managed its total return strategy on behalf of its clients since the 1970s. PIMCO has assets under management of approximately $373.8 billion. Chris P. Dialynas serves as portfolio manager for PIMCO's portion of the Medium-Duration Bond Fund. He joined PIMCO in 1980 and serves as Managing Director, portfolio manager and a senior member of PIMCO's investment strategy group. Mr. Dialynas has 22 years of investment experience.

PIMCO and certain of its affiliates are subjects of regulatory proceedings and investigations concerning market timing and related trading activities in certain PIMCO Funds, and revenue-sharing and brokerage recognition arrangements related to certain PIMCO Funds. PIMCO, certain of its affiliates, related funds and others have been named as defendants in multiple lawsuits that generally relate to the same facts. None of the allegations concerning PIMCO or its affiliates relate to AB Funds Trust, and PIMCO believes that these matters will not have a material adverse effect on the Medium-Duration Bond Fund or on PIMCO's ability to perform its investment advisory services to the Medium-Duration Bond Fund.

Western Asset Management Company, Pasadena, California: Since 1971, Western has been managing fixed-income assets. It currently manages $148.3 billion in assets that span the yield curve and globe. Western utilizes a team based approach to portfolio management, bringing the expertise of all of its sector specialists, as guidelines allow, to all portfolios. Western's Investment Strategy Group sets policy for its portion of the Medium-Duration Bond Fund, with that policy implemented by the portfolio team.

Western Asset Management Limited ("WAML"), Bishopgate, London, England: WAML manages approximately $28.5 billion in assets, as of January 31, 2004. It utilizes a team based approach to portfolio management to manage a portion of the Medium-Duration Bond Fund's investments in obligations denominated in currencies other than the U.S. dollar, in which the Medium-Duration Bond Fund may invest up to 20% of its assets.

EXTENDED-DURATION BOND FUND:

Loomis, Sayles & Company, L.P., Boston, Massachusetts: Established in 1926, Loomis, Sayles & Company, L.P. manages approximately $54.8 billion in fixed income and equity assets for institutional, high net worth and mutual fund clients. Daniel J. Fuss serves as portfolio manager to its portion of the Extended-Duration Bond Fund. With 42 years in the investment industry, Daniel J. Fuss has been with Loomis, Sayles & Company, L.P. since 1976. He holds the position of Vice Chairman and Director of Loomis, Sayles & Company, L.P.

STW Fixed Income Management Ltd., Santa Barbara, California: STW has been a specialty bond manager since 1977. Investment grade fixed income management is its only business and assets under management are approximately $9.3 billion. Investment decisions for STW's portion of the Extended-Duration Bond Fund are made by its fixed income investment team.

EQUITY INDEX FUND:

Northern Trust Investments, Inc. ("Northern Investments"), Chicago,
Illinois: Northern Investments has been managing assets since it was founded in 1889. Northern Investments and its subsidiaries have assets under

Prospectus -- Retirement                                                      61
management of approximately $420 billion. It uses a "quantitative management" team approach to manage the Equity Index Fund. All decisions are made in a systematic manner and are not dependent on a specific individual.

VALUE EQUITY FUND:

Barrow, Hanley, Mewhinney & Strauss, Inc. ("BHMS"), Dallas, Texas: BHMS was founded in 1979 to manage large capitalization equities for a limited number of institutional clients. Assets under management total $33.2 billion as of January 31, 2004 in large, mid and small cap value equities, as well as fixed income securities. Its strategy is a team-oriented value approach utilizing fundamental research to construct portfolios. With 25 years of investment experience, Ray Nixon, Jr., Principal, is the portfolio manager of its portion of the Value Equity Fund. He joined BHMS in 1994 from Salomon Smith Barney, Inc., where he was a member of the Investment Policy Committee and served as their Lead Institutional Stockbroker for the Southwest. During his 26-year investment career, he also served as a Research Analyst.

Equinox Capital Management, LLC, New York, New York: Founded in 1989, Equinox Capital Management now manages $5.7 billion in assets. Wendy D. Lee, Chief Executive Officer, serves as portfolio manager for its portion of the Value Equity Fund. Ms. Lee joined Equinox Capital Management in 1992 as Director of Research. Ms. Lee has over 20 years of investment management experience and has had significant experience within the value-investing arena. She is a CFA Charterholder.

Northern Trust Investments, Inc., Chicago, Illinois: Northern Investments has been managing assets since it was founded in 1889. Northern Investments and its subsidiaries have assets under management of approximately $420 billion. It uses a team approach to manage its portion of the Value Equity Fund.

Numeric Investors L.P., Cambridge, Massachusetts: Founded in 1989, Numeric is an investment manager of U.S., Japanese and European equity portfolios using quantitative stock selection and risk control techniques. It has approximately $7.3 billion in assets under management. Arup Datta, CFA, is the portfolio manager for its portion of the Value Equity Fund. Mr. Datta joined Numeric in 1993.

GROWTH EQUITY FUND:

Marsico Capital Management, LLC ("Marsico"), Denver, Colorado: Marsico has been a registered investment adviser since September 1997. The firm currently manages assets in excess of $30.7 billion. Thomas F. Marsico manages the investment program of the Fund. Mr. Marsico has 23 years of experience serving as a security analyst and portfolio manager.

Northern Trust Investments, Inc., Chicago, Illinois: Northern Investments has been managing assets since it was founded in 1889. Northern Investments and its subsidiaries have assets under management of approximately $420 billion. It uses a team approach to manage its portion of the Growth Equity Fund.

RCM, San Francisco, California: RCM (formerly Dresner RCM Global Investors LLC) was founded as a large cap growth equity manager in 1970. As of December 31, 2003, it had approximately $48 billion under management and advice. M. Brad Branson, CFA, CO-CIO and Senior Portfolio Manager for its portion of the Growth Equity Fund. He joined in 1993 as a member of the Equity Portfolio Management Team. He has 12 years experience in the industry.

Sands Capital Management, Inc. ("Sands"), Arlington, Virginia: Sands has been managing assets since it was founded in 1992, Sands currently has over $6.2 billion in assets under management. The firm manages assets utilizing a large capitalization growth equity strategy.

TCW Investment Management Company, Los Angeles, California: Established in 1971, TCW's primary business is the provision of investment management services. It specializes in the management of taxable and tax-exempt pools of capital for pension and profit sharing funds, retirement/health and welfare funds, public employee retirement funds, financial institutions, endowments and foundations as well as foreign investors. It also provides investment management services to individuals and manages a full line of no-load mutual funds. As of January 31, 2004, it had approximately $89.6 billion in assets under management. Its portion of the Growth Equity Fund is managed on a team basis and led by the Senior Portfolio Manager -- Glen E. Bickerstaff. Prior

 62                                                               AB Funds Trust
to joining TCW in 1998, Mr. Bickerstaff was a Vice President and Senior Portfolio Manager at Transamerica Investment Services.

SMALL CAP EQUITY FUND:

Aronson + Johnson + Ortiz LP, Philadelphia, Pennsylvania: Aronson + Johnson + Ortiz (formerly Aronson + Partners) is a value-oriented, quantitative domestic equity manager, founded in 1984. It currently manages $14.9 billion for more than 50 clients. A team led by portfolio managers Theodore R. Aronson, Kevin M. Johnson, and Martha E. Ortiz manages its portion of the Small Cap Equity Fund.

High Rock Capital LLC, Boston, Massachusetts: High Rock manages approximately $918 million in small cap value accounts and commingled vehicles. David Diamond serves as the portfolio manager for its portion of the Small Cap Equity Fund. Prior to founding High Rock in 1997, Mr. Diamond was with The Boston Company Asset Management, Inc., where he was the senior member of the firm's equity policy committee.

Northern Trust Investments, Inc., Chicago, Illinois: Northern Investments has been managing assets since it was founded in 1889. Northern Investments and its subsidiaries have assets under management of approximately $420 billion. It uses a "quantitative management" team approach to manage the passive investment portion of the Small Cap Equity Fund. Decisions are made in a systematic manner and are not dependent on a specific individual.

Provident Investment Counsel, Inc., Pasadena, California: PIC has been in the investment management industry since 1951. It is a growth equity manager with approximately $6.2 billion in assets. Mr. Lauro Guerra, CFA, CIC, is the lead Portfolio Manager of its portion of the Small Cap Equity Fund. Mr. Guerra has been in the investment industry since 1983, and has been with PIC since 1983 where he is currently serving in the role of Managing Director.

TimesSquare Capital Management, Inc. ("TSCM"), New York, New York: TSCM is a registered investment adviser with a focus on institutional clients. The firm was formed in 2000 and currently manages assets in excess of $43 billion. TSCM integrates highly experienced teams of investment specialists and time-tested strategies, driven by internally generated research, into one dynamic organization. Yvette Bockstein and Grant Babyak serve as portfolio managers for the small cap growth strategy. They are both Managing Directors of the firm and have over 37 and 15 years investment experience, respectively.

INTERNATIONAL EQUITY FUND:

Alliance Capital Management L.P. ("Alliance Capital"), New York, NY: Alliance Capital is a leading global investment management firm providing investment management services for many of the largest U.S. public and private employee benefit plans, foundations, public employee retirement funds, pension funds, endowments, banks, insurance companies and high-net-worth individuals worldwide. Alliance Capital is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As one of the world's leading global investment management organizations, Alliance Capital is able to compete for virtually any portfolio assignment in any developed capital market in the world. As of January 31, 2004, Alliance Capital had assets of approximately $485 billion under management.

On December 18, 2003, Alliance Capital reached terms with the New York Attorney General and the Securities and Exchange Commission for the resolution of regulatory claims with respect to market timing in some of Alliance Capital's proprietary retail mutual funds. None of the claims relate to AB Funds Trust, for which Alliance Capital serves as a sub-adviser. Furthermore, none of the Alliance Capital investment team employees who sub-advise the International Equity Fund were involved and no changes in personnel within that investment team are expected. Alliance Capital believes that these matters will not have a material adverse effect on the International Equity Fund or on Alliance Capital's ability to perform its investment advisory services for the International Equity Fund.

Capital Guardian Trust Company ("CGTC"), Los Angeles, California: CGTC has been providing investment management services since 1968 and had approximately $149.3 billion in assets under management as of January 31, 2004. CGTC's approach to investing is fundamental and research-driven. CGTC uses a multiple

Prospectus -- Retirement                                                      63
portfolio management system under which several portfolio managers each have investment discretion over its portion of the International Equity Fund.

Delaware International Advisers Ltd., London, England: Delaware International Advisers provides investment services primarily to institutional accounts and mutual funds in global and international equity and fixed income markets. The firm has 11 years experience and, as of January 31, 2004, managed $21.4 billion in assets. Clive A. Gillmore, Nigel G. May and Elizabeth A. Desmond, CFA, share responsibility as Senior Portfolio Managers overseeing its portion of the International Equity Fund. Clive Gillmore joined the firm in 1990 after eight years of investment experience. Nigel May, prior to joining the firm in 1991, had been with Hill Samuel Investment Management for five years. Elizabeth Desmond, prior to joining the firm in 1991, was a Pacific Basin equity analyst and senior portfolio manager at Hill Samuel Investment Management.

Genesis Asset Managers Limited, Guernsey, Channel Islands: Genesis was formed in 1990 and is affiliated through common management with the Genesis Group which specializes in the investment management of institutional funds in Emerging Markets. As of January 31, 2004, the Genesis Group had assets of some $7.2 billion under management. Investment decisions for its portion of the International Equity Fund are made by a team of country, sector and industry specialists within the Genesis Group.

Oechsle International Advisors, LLC, Boston, Massachusetts: Oechsle International Advisors, LLC was formed and registered as an investment adviser with the SEC in October 1998. As of December 31, 2003, the firm managed approximately $14.6 billion in assets. Oechsle uses a team approach to manage its portion of the International Equity Fund. All of Oechsle's portfolio managers and research analysts are members of the investment team. The investment team develops a broad investment strategy, establishes a framework of country allocations and contributes individual stock ideas. The portfolio manager primarily responsible for overseeing Oechsle's management of its portion of the International Equity Fund is Kathleen Harris.

Philadelphia International Advisors, LP., Philadelphia,
Pennsylvania: Philadelphia International Advisors LP. (PIA) is a limited partnership with The Glenmede Trust Company as a limited partner. PIA is the investment manager to the international equity portfolios of The Glenmede Fund, Inc. As of December 31, 2003, PIA had approximately $4.3 billion in assets under management entirely in the international equity product. PIA manages its portion of the International Equity Fund using a team approach, which is headed up by Andy Williams.

Walter Scott & Partners Limited, Edinburgh, Scotland: Established in 1983, Walter Scott & Partners specializes in global equity investment management. It has assets under management of some $8 billion. Dr. Walter Grant Scott and Dr. Kenneth J. Lyall share responsibility as the Senior Investment Directors overseeing its portion of the International Equity Fund. Walter Scott has 30 years' experience in equity investment and Kenneth Lyall has 19 years' experience.

ALL FUNDS -- CASH OVERLAY PROGRAM:

Northern Trust Investments, Inc.: In addition, the Investment Adviser and the Trust have entered into a Sub-Advisory Agreement with Northern Investments whereby Northern Investments is responsible for monitoring and investing cash balances of each Fund, except the Money Market Fund. Under the agreement, Northern Investments may from time to time invest in long and/or short positions in Treasury securities and derivative instruments such as futures contracts within the Blended Funds in order to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. Regarding the domestic equity Select Funds, Northern Investments may also from time to time invest in long and/or short positions in derivative instruments such as futures contracts to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. Furthermore, it may use short positions in derivative instruments such as futures contracts within the International Equity Fund and the Bond Funds for the purpose of reducing market exposure in anticipation of liquidity needs. The agreement also allows Northern Investments to short Treasury securities within the Bond Funds to reduce market exposure. Northern Investments has been managing assets since it was founded in 1889. Along with its subsidiaries, it has assets under management of approximately $420 billion. It uses a team approach to manage its portions of these Funds.

 64                                                               AB Funds Trust

SERVICE PROVIDERS

The following chart provides information on the Funds' primary service providers.

                                  [FLOWCHART]

Prospectus -- Retirement                                                      65

SHAREHOLDER INFORMATION

ELIGIBLE INVESTORS

Shares of the Funds are not offered to the general public. The Funds reserve the right to refuse to accept investments at any time. The Annuity Board may invest for its own account, including reserves and endowment, in any class of the Funds.

Retirement Class shares of the Funds are sold only to retirement, savings and welfare benefit plans (such as 403(b), 401(k) and other plans) offered through the Annuity Board ("Annuity Board Plans"). If you participate in an Annuity Board Plan of the type offered by your employer, contact your employer, your plan administrator, or the Annuity Board at (800) 262-0511 to purchase Retirement Class shares of the Funds. The policies and procedures of your Annuity Board Plan, including minimum investments, may be different than those described below. Your Annuity Board Plan procedures may require additional days to process contributions, withdrawals and other transactions, to the extent permitted by law. If you are eligible to participate in an Annuity Board Plan, you may be eligible to invest directly in the Retail Class shares of the Funds, which are offered in a separate prospectus and is available by calling the Funds at (800) 262-0511.

CUSTOMER IDENTIFICATION

The Funds (or a shareholder service provider acting on the Funds' behalf) seek to obtain identification information for new accounts so that the identity of Fund investors can be verified consistent with regulatory requirements. The Funds may limit account activity until investor identification can be verified. If the Funds are unable to obtain sufficient investor identification information such that the Funds may form a reasonable belief as to the true identity of an investor, the Funds may take further action including closing the account.

HOW SHARE PRICE IS CALCULATED

PFPC determines the NAV per share of each class of each Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day that the Exchange is open (except the Friday after Thanksgiving, when the Funds are closed). The NAV for a class of shares of a Fund is determined by adding the pro rata portion of the total value of the Fund's investments, cash and other assets attributable to that class, deducting the pro rata portion of the Fund's liabilities attributable to that class and the liabilities directly attributable to that class, and then dividing that value by the total number of shares of the class outstanding. Since NAV for each Fund is calculated separately by class, and since each class has its own expenses, the per share NAV of each Fund will vary by class.

WHAT IS THE NET ASSET VALUE OR "NAV"?

                                                    Assets - Liabilities
                                             NAV =  --------------------
                                                    Outstanding Shares

Each Fund, except the Money Market Fund, values its assets based on market quotations or official closing prices when such values are readily available. These prices normally are supplied by a pricing service. Assets that are denominated in foreign currencies are valued daily in U.S. dollars at the current foreign currency exchange rates. In certain cases, events that occur after certain markets have closed may render prices unreliable. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. When a Fund believes a market price does not reflect a security's true value, the Fund may substitute a fair value estimate through procedures established by, or under the direction of, the Board of Trustees. A Fund may also use these procedures to value securities that do not have a readily available current market value. Using fair value methods to price securities may result in a value that is different from the prices used by other mutual

 66                                                               AB Funds Trust
funds to calculate their NAVs. Each Fund is subject to the risk that it has valued certain of its securities at a higher price than it can sell them.

PFPC prices at amortized cost all instruments held by the Money Market Fund and those fixed-income securities held by the other Funds that have maturities of 60 days or less. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

To the extent the International Equity Fund or the Bond Funds have portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of their shares and the shares of the Blended Funds investing in them may change on days when you will not be able to purchase or redeem your shares.

PURCHASE OF SHARES

Fund shares are sold at NAV without a sales load. Orders for the purchase of shares will be executed at the NAV per share next determined after an order has been received in good order. Purchases will be made in full and fractional shares calculated to three decimal places. Certificates for shares are not issued. If a contribution order fails to designate a Fund, we will invest it in the Growth and Income Fund.

The Funds reserve the right to suspend the offering of shares or to limit or reject any contribution or exchange order at any time, without notice. This includes orders from investors who engage in a pattern of excessive contributions, exchanges or redemptions in their accounts. The Funds also reserve the right to waive or change investment minimums at any time, without notice. The Funds also reserve the right to redeem shares in any account and return the proceeds to the investor. These actions may be taken when, in the sole discretion of the Funds' management, they are deemed to be in the best interest of the Funds.

REDEMPTION OF SHARES

If you want to redeem shares of the Funds that you hold through your Annuity Board Plan, contact your employer, plan administrator or the Annuity Board at
(800) 262-0511. The Funds redeem shares on any business day that the New York Stock Exchange is open (except the Friday after Thanksgiving when the Funds are closed). Shares will be redeemed at the NAV next determined after a redemption request is received in good order.

The Funds ordinarily send redemption proceeds on the next business day, but may take up to seven days to make payment. The Funds may stop selling their shares and postpone redemption payments at times when the New York Stock Exchange is closed or has restricted trading or the SEC has determined an emergency condition exists.

REQUEST IN GOOD ORDER

If you are investing through an Annuity Board Plan, your employer, plan administrator or the Annuity Board have their own procedures for transmitting transaction orders and payments to the Funds' transfer agent on a timely basis and in good order. These procedures may require additional days to process contributions, withdrawals and other transactions, to the extent permitted by law.

RIGHT TO REDEEM IN KIND

The Funds reserve the right to pay part or all of redemption proceeds in securities rather than cash. If payment is made in securities, you may incur brokerage commissions if you elect to sell the securities for cash.

Prospectus -- Retirement                                                      67

EXCHANGING SHARES
WHAT IS AN EXCHANGE?
An exchange between Funds is really two transactions -- a sale of shares of one Fund and the purchase of shares of another. In general, the same policies that apply to contributions and sales apply to exchanges. Exchanges also have the same tax consequences as ordinary sales and purchases.

Provided exchanges are permitted under your Annuity Board Plan, you may exchange shares of one Fund for shares in one or more of the other Funds. Contact your employer, plan administrator or the Annuity Board at (800) 262-8511 for more information. The Funds reserve the right to revise or cancel the exchange privilege, limit the amount of the exchange, or number of exchanges or reject an exchange at any time, without notice.

TELEPHONE AND ONLINE TRANSACTION

The Funds reserve the right to refuse a telephone redemption or online redemption request if the requester is unable to provide information such as the: 1) name and address exactly as registered with us; or 2) the primary social security or tax identification number. We are not responsible for any account losses due to fraud, so long as we have taken reasonable steps to verify the identity of the person making a telephone or online request. The Funds reserve the right to terminate or limit the telephone or online redemption privilege at any time, without prior notice. If you experience difficulty reaching us by telephone or through our Web site, during periods of unusual market activity, contact us by regular or express mail.

DISTRIBUTIONS
WHAT IS NET INVESTMENT INCOME?
Net investment income generally consists of interest and dividends a Fund earns on its investments less accrued expenses.

Each of the Low-Duration Bond Fund, Medium-Duration Bond Fund, and Extended-Duration Bond Fund declares and pays dividends from net investment income monthly. The Money Market Fund declares income dividends daily and pays them monthly. Each of the Equity Index Fund, Value Equity Fund, and Growth Equity Fund declares and pays dividends from net investment income semi-annually. Each of the Flexible Income Fund, Growth & Income Fund, Capital Opportunities Fund, Global Equity Fund, Small Cap Equity Fund, and the International Equity Fund declares and pays dividends from net investment income annually. Each Fund also distributes to its shareholders at least annually any realized net capital gains and net gains, if any, from certain foreign currency transactions. It is expected that the distributions of the Money Market Fund and Low-Duration Bond Fund will consist primarily of ordinary income.

Distributions are payable to shareholders of record at the time they are declared. Shareholders of record include holders of shares being purchased, but exclude holders of shares being redeemed, on the record date. Your distributions will be reinvested in additional Fund shares to avoid significant negative tax consequences.

TAXES

When investing through a tax-deferred account, such as a retirement plan account, special tax rules apply. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation. As long as a Fund meets the requirements for being treated as a "regulated investment company," which each Fund intends to continue to do, it pays no Federal income tax on the earnings and gains it distributes to its shareholders.

 68                                                               AB Funds Trust

DISTRIBUTION ARRANGEMENTS

Shares of the Funds are sold without a sales load on a continuous basis by PFPC Distributors, Inc., located at 760 Moore Road, King of Prussia, PA 19406 (the "Distributor"). The Trust's Board of Trustees has adopted a Shareholder Service Plan for the Retirement Class of each Select Fund (the "Service Plan"). Under the Service Plan, the Retirement Class of each Select Fund is authorized to pay service fees of 0.19% of average daily net assets to parties that provide services for, and maintain, shareholder accounts. Because these fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHARE CLASSES

The Funds offer Retail Class shares directly to persons who are eligible to participate in retirement or welfare benefit plans provided or made available by the Annuity Board, other persons employed by Southern Baptist organizations, and spouses of the above persons. The Funds also offer Institutional Class shares. Institutional Class shares of the Funds are sold only to: certain Southern Baptist foundations; defined benefit plans, cash balance plans and welfare benefit plans of organizations within the bounds of the Southern Baptist Convention, with respect to which neither the Annuity Board nor its affiliates provides participant recordkeeping or other participant services; and to Annuity Board Plans whose total plan assets with the Trust are more than $100 million.

Prospectus -- Retirement                                                      69

                      (This page intentionally left blank)

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Retirement Class of each Fund for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                                FLEXIBLE                              GROWTH &
                                               INCOME FUND                           INCOME FUND
                                    ---------------------------------   -------------------------------------
                                            RETIREMENT CLASS                      RETIREMENT CLASS
                                    ---------------------------------   -------------------------------------
                                    FOR THE    FOR THE      FOR THE      FOR THE      FOR THE       FOR THE
                                      YEAR       YEAR       PERIOD         YEAR         YEAR        PERIOD
                                     ENDED      ENDED     8/27/01* TO     ENDED        ENDED      8/27/01* TO
                                    12/31/03   12/31/02    12/31/01      12/31/03     12/31/02     12/31/01
                                    --------   --------   -----------   ----------   ----------   -----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF
  PERIOD                            $  12.40   $  13.15    $  13.29     $    11.82   $    13.44   $    13.74
                                    --------   --------    --------     ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (1)             0.32       0.46        0.22           0.34         0.45         0.19
  Capital gain distributions
    received                            0.01       0.02        0.01           0.10         0.03         0.01
  Realized and unrealized gain
    (loss) on investment
    securities and futures
    transactions -- net                 0.82      (0.62)      (0.12)          1.78        (1.33)       (0.27)
                                    --------   --------    --------     ----------   ----------   ----------
    Total from investment
      operations                        1.15      (0.14)       0.11           2.22        (0.85)       (0.07)
                                    --------   --------    --------     ----------   ----------   ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment
    income                             (0.22)     (0.44)      (0.22)         (0.36)       (0.42)       (0.19)
  Distributions from capital gains     (0.33)     (0.17)      (0.03)         (0.27)       (0.35)       (0.04)
                                    --------   --------    --------     ----------   ----------   ----------
    Total dividends and
      distributions                    (0.55)     (0.61)      (0.25)         (0.63)       (0.77)       (0.23)
                                    --------   --------    --------     ----------   ----------   ----------
NET ASSET VALUE -- END OF PERIOD    $  13.00   $  12.40    $  13.15     $    13.41   $    11.82   $    13.44
                                    ========   ========    ========     ==========   ==========   ==========
TOTAL RETURN (2)                        9.33%     (1.10%)      0.79%         18.79%       (6.37%)      (0.47%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (3)(4)                0.13%      0.13%       0.13%          0.13%        0.13%        0.13%
  Expenses -- including expense
    reduction (3)(4)                    0.13%      0.13%       0.13%          0.13%        0.13%        0.13%
  Expenses -- before waivers and
    expense reduction (3)(4)            0.20%      0.17%       0.18%          0.13%        0.13%        0.17%
  Investment income -- net (1)(3)       2.37%      3.50%       4.67%          2.59%        3.40%        4.05%
  Investment income -- excluding
    waivers and expense reduction
    (1)(3)                              2.30%      3.46%       4.62%          2.59%        3.40%        4.01%
  Portfolio turnover rate (2)          13.44      13.56%       4.02%         10.38%       12.04%        4.27%
Net Assets -- end of the period
  (000's)                           $253,828   $263,646    $286,628     $1,120,080   $1,019,700   $1,156,044
                                    ========   ========    ========     ==========   ==========   ==========

                                                 CAPITAL                             GLOBAL
                                           OPPORTUNITIES FUND                      EQUITY FUND
                                    ---------------------------------   ---------------------------------
                                            RETIREMENT CLASS                    RETIREMENT CLASS
                                    ---------------------------------   ---------------------------------
                                    FOR THE    FOR THE      FOR THE     FOR THE    FOR THE      FOR THE
                                      YEAR       YEAR       PERIOD        YEAR       YEAR       PERIOD
                                     ENDED      ENDED     8/27/01* TO    ENDED      ENDED     8/27/01* TO
                                    12/31/03   12/31/02    12/31/01     12/31/03   12/31/02    12/31/01
                                    --------   --------   -----------   --------   --------   -----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF
  PERIOD                            $  11.17   $  13.37    $  13.71     $  10.40   $  13.14    $  13.57
                                    --------   --------    --------     --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (1)             0.21       0.26        0.11         0.10       0.08        0.03
  Capital gain distributions
    received                            0.05       0.02          --+          --         --+         --
  Realized and unrealized gain
    (loss) on investment
    securities and futures
    transactions -- net                 2.56      (2.05)      (0.34)        3.23      (2.71)      (0.43)
                                    --------   --------    --------     --------   --------    --------
    Total from investment
      operations                        2.82      (1.77)      (0.23)        3.33      (2.63)      (0.40)
                                    --------   --------    --------     --------   --------    --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment
    income                             (0.23)     (0.24)      (0.11)       (0.09)     (0.08)      (0.03)
  Distributions from capital gains     (0.14)     (0.19)         --+          --      (0.03)         --+
                                    --------   --------    --------     --------   --------    --------
    Total dividends and
      distributions                    (0.37)     (0.43)      (0.11)       (0.09)     (0.11)      (0.03)
                                    --------   --------    --------     --------   --------    --------
NET ASSET VALUE -- END OF PERIOD    $  13.62   $  11.17    $  13.37     $  13.64   $  10.40    $  13.14
                                    ========   ========    ========     ========   ========    ========
TOTAL RETURN (2)                       25.23%    (13.25%)     (1.68%)      31.99%    (20.04%)     (2.96%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (3)(4)                0.13%      0.13%       0.13%        0.13%      0.13%       0.13%
  Expenses -- including expense
    reduction (3)(4)                    0.13%      0.13%       0.13%        0.13%      0.13%       0.13%
  Expenses -- before waivers and
    expense reduction (3)(4)            0.14%      0.14%       0.17%        0.14%      0.14%       0.17%
  Investment income -- net (1)(3)       1.73%      2.08%       2.38%        0.82%      0.68%       0.64%
  Investment income -- excluding
    waivers and expense reduction
    (1)(3)                              1.72%      2.07%       2.34%        0.81%      0.67%       0.60%
  Portfolio turnover rate (2)           7.75%     10.33%       3.42%        4.17%      6.33%       2.70%
Net Assets -- end of the period
  (000's)                           $900,021   $745,968    $883,648     $801,407   $616,043    $810,507
                                    ========   ========    ========     ========   ========    ========

---------------
 *  Commencement of operations.
(1) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2) Non-annualized.
(3) Annualized.
(4) Does not include expenses of the investment companies in which the Fund invests.
+  Amount represents less than $0.01 per share.

Prospectus -- Retirement                                                      71

                                                  EQUITY INDEX FUND                      VALUE EQUITY FUND
                                         ------------------------------------   ------------------------------------
                                                   RETIREMENT CLASS                       RETIREMENT CLASS
                                         ------------------------------------   ------------------------------------
                                           FOR THE     FOR THE      FOR THE       FOR THE     FOR THE      FOR THE
                                            YEAR         YEAR       PERIOD         YEAR         YEAR       PERIOD
                                            ENDED       ENDED     8/27/01* TO      ENDED       ENDED     8/27/01* TO
                                          12/31/03     12/31/02    12/31/01      12/31/03     12/31/02    12/31/01
                                         -----------   --------   -----------   -----------   --------   -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF PERIOD    $  11.93     $ 15.64     $  16.15     $    11.85    $ 14.57    $    15.21
                                          --------     --------    --------     ----------    --------   ----------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                 0.18#       0.17         0.05           0.21#      0.21          0.06
 Realized and unrealized gain (loss)
   on investments -- net                      3.16       (3.69)       (0.46)          3.43      (2.73)        (0.64)
                                          --------     --------    --------     ----------    --------   ----------
   Total from investment operations           3.34       (3.52)       (0.41)          3.64      (2.52)        (0.58)
                                          --------     --------    --------     ----------    --------   ----------
LESS DIVIDENDS AND DISTRIBUTIONS
 Dividends from net investment income        (0.15)      (0.16)       (0.05)         (0.21)     (0.20)        (0.06)
 Distributions from capital gains               --       (0.03)       (0.05)            --         --            --
 Return of capital                              --          --           --             --         --+           --
                                          --------     --------    --------     ----------    --------   ----------
   Total dividends and distributions          0.15       (0.19)       (0.10)         (0.21)     (0.20)        (0.06)
                                          --------     --------    --------     ----------    --------   ----------
NET ASSET VALUE -- END OF PERIOD          $  15.12     $ 11.93     $  15.64     $    15.28    $ 11.85    $    14.57
                                          ========     ========    ========     ==========    ========   ==========
Total Return (1)                             28.03%     (22.59%)      (2.55%)        30.84%    (17.37%)       (3.79%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Expenses -- net (2)                          0.40%       0.40%        0.40%          0.90%      0.90%         0.90%
 Expenses -- including expense
   reduction (2)                              0.40%       0.40%        0.40%          0.88%      0.87%         0.90%
 Expenses -- before waivers and
   expense reduction(2)                       0.44%       0.51%        0.53%          0.94%      0.98%         1.00%
 Investment income -- net (2)                 1.33%       1.21%        0.98%          1.59%      1.57%         1.29%
 Investment income (loss) -- excluding
   waivers and expense reduction (2)          1.29%       1.10%        0.85%          1.53%      1.46%         1.19%
 Portfolio turnover rate (1)                  1.87%       3.17%        2.81%         53.74%     70.42%        21.09%
Net Assets -- end of the period
 (000's)                                  $382,067     $295,261    $401,471     $1,152,116    $938,583   $1,159,209
                                          ========     ========    ========     ==========    ========   ==========

                                                  GROWTH EQUITY FUND                    SMALL CAP EQUITY FUND
                                        --------------------------------------   ------------------------------------
                                                   RETIREMENT CLASS                        RETIREMENT CLASS
                                        --------------------------------------   ------------------------------------
                                          FOR THE      FOR THE       FOR THE       FOR THE     FOR THE      FOR THE
                                           YEAR          YEAR        PERIOD         YEAR         YEAR       PERIOD
                                           ENDED        ENDED      8/27/01* TO      ENDED       ENDED     8/27/01* TO
                                         12/31/03      12/31/02     12/31/01      12/31/03     12/31/02    12/31/01
                                        -----------   ----------   -----------   -----------   --------   -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF PERIOD  $    11.23    $    15.63   $    15.93     $  10.25     $ 13.18     $  13.07
                                        ----------    ----------   ----------     --------     --------    --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                (0.01)        (0.01)       (0.01)       (0.04)      (0.02)       (0.01)
 Realized and unrealized gain (loss)
   on investments -- net                      3.33         (4.39)       (0.29)        4.78       (2.91)        0.12
                                        ----------    ----------   ----------     --------     --------    --------
   Total from investment operations           3.32         (4.40)       (0.30)        4.74       (2.93)        0.11
                                        ----------    ----------   ----------     --------     --------    --------
LESS DIVIDENDS AND DISTRIBUTIONS
 Dividends from net investment income           --            --           --           --          --           --
 Distributions from capital gains               --            --           --           --          --           --
 Return of capital                              --            --           --           --          --           --
                                        ----------    ----------   ----------     --------     --------    --------
   Total dividends and distributions            --            --           --           --          --           --
                                        ----------    ----------   ----------     --------     --------    --------
NET ASSET VALUE -- END OF PERIOD        $    14.55    $    11.23   $    15.63     $  14.99     $ 10.25     $  13.18
                                        ==========    ==========   ==========     ========     ========    ========
Total Return (1)                             29.56%       (28.15%)      (1.88%)      46.24%     (22.23%)       0.84%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Expenses -- net (2)                          0.92%         0.90%        0.90%        1.25%       1.25%        1.25%
 Expenses -- including expense
   reduction (2)                              0.90%         0.88%        0.90%        1.19%       1.19%        1.25%
 Expenses -- before waivers and
   expense reduction(2)                       1.01%         1.02%        1.05%        1.43%       1.51%        1.52%
 Investment income -- net (2)                (0.07%)       (0.05%)      (0.11%)      (0.34%)     (0.19%)      (0.13%)
 Investment income (loss) -- excluding
   waivers and expense reduction (2)         (0.18%)       (0.19%)      (0.26%)      (0.58%)     (0.51%)      (0.40%)
 Portfolio turnover rate (1)                 77.02%        41.41%        8.71%      130.80%     160.46%       91.89%
Net Assets -- end of the period
 (000's)                                $1,285,223    $1,049,709   $1,354,301     $357,703     $232,992    $321,743
                                        ==========    ==========   ==========     ========     ========    ========

                                             INTERNATIONAL EQUITY FUND
                                        ------------------------------------
                                                  RETIREMENT CLASS
                                        ------------------------------------
                                          FOR THE     FOR THE      FOR THE
                                           YEAR         YEAR       PERIOD
                                           ENDED       ENDED     8/27/01* TO
                                         12/31/03     12/31/02    12/31/01
                                        -----------   --------   -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF PERIOD   $   9.66     $ 11.09     $  11.66
                                         --------     --------    --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                0.15#       0.11         0.01
 Realized and unrealized gain (loss)
   on investments -- net                     3.31       (1.43)       (0.55)
                                         --------     --------    --------
   Total from investment operations          3.46       (1.32)       (0.54)
                                         --------     --------    --------
LESS DIVIDENDS AND DISTRIBUTIONS
 Dividends from net investment income       (0.16)      (0.11)       (0.03)
 Distributions from capital gains              --          --           --
 Return of capital                             --          --+          --
                                         --------     --------    --------
   Total dividends and distributions        (0.16)      (0.11)       (0.03)
                                         --------     --------    --------
NET ASSET VALUE -- END OF PERIOD         $  12.96     $  9.66     $  11.09
                                         ========     ========    ========
Total Return (1)                            35.81%     (11.94%)      (4.61%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Expenses -- net (2)                         1.15%       1.15%        1.15%
 Expenses -- including expense
   reduction (2)                             1.13%       1.12%        1.15%
 Expenses -- before waivers and
   expense reduction(2)                      1.31%       1.35%        1.37%
 Investment income -- net (2)                1.39%       1.00%        0.28%
 Investment income (loss) -- excluding
   waivers and expense reduction (2)         1.21%       0.77%        0.06%
 Portfolio turnover rate (1)                33.24%      30.13%       20.05%
Net Assets -- end of the period
 (000's)                                 $920,664     $698,704    $795,363
                                         ========     ========    ========

---------------
 *  Commencement of operations.
 +  Amount represents less than $0.01 per share.
 #  Calculated using the average shares outstanding method.
(1) Non-annualized.
(2) Annualized.

 72                                                               AB Funds Trust

                                                  MONEY                           LOW-DURATION
                                               MARKET FUND                          BOND FUND
                                    ---------------------------------   ---------------------------------
                                            RETIREMENT CLASS                    RETIREMENT CLASS
                                    ---------------------------------   ---------------------------------
                                    FOR THE    FOR THE      FOR THE     FOR THE    FOR THE      FOR THE
                                      YEAR       YEAR       PERIOD        YEAR       YEAR       PERIOD
                                     ENDED      ENDED     8/27/01* TO    ENDED      ENDED     8/27/01* TO
                                    12/31/03   12/31/02    12/31/01     12/31/03   12/31/02    12/31/01
                                    --------   --------   -----------   --------   --------   -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF
  PERIOD                            $   1.00   $   1.00    $   1.00     $  13.16   $  13.06    $  13.10
                                    --------   --------    --------     --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                 0.01       0.02        0.01         0.32#      0.46#       0.21
  Realized and unrealized gain
    (loss) on investments -- net          --         --          --           --       0.27        0.05
                                    --------   --------    --------     --------   --------    --------
    Total from investment
      operations                        0.01       0.02        0.01         0.32       0.73        0.26
                                    --------   --------    --------     --------   --------    --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment
    income                             (0.01)     (0.02)      (0.01)       (0.35)     (0.48)      (0.22)
  Distributions from capital gains        --+        --+         --        (0.13)     (0.15)      (0.08)
  Return of capital                       --         --          --           --         --          --
                                    --------   --------    --------     --------   --------    --------
    Total dividends and
      distributions                    (0.01)     (0.02)      (0.01)       (0.48)     (0.63)      (0.30)
                                    --------   --------    --------     --------   --------    --------
NET ASSET VALUE -- END OF PERIOD    $   1.00   $   1.00    $   1.00     $  13.00   $  13.16    $  13.06
                                    ========   ========    ========     ========   ========    ========
Total Return (1)                        0.85%      1.60%       0.94%        2.45%      5.71%       1.96%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                   0.45%      0.45%       0.44%        0.61%      0.62%       0.61%
  Expenses -- including expense
    reduction (2)                       0.45%      0.44%       0.44%        0.61%      0.61%       0.61%
  Expenses -- before waivers and
    expense reduction(2)                0.45%      0.50%       0.49%        0.67%      0.72%       0.72%
  Investment income -- net (2)          0.84%      1.58%       2.72%        2.42%      3.50%       4.47%
  Investment income -- excluding
    waivers and expense reduction
    (2)                                 0.84%      1.52%       2.67%        2.36%      3.39%       4.36%
  Portfolio turnover rate (1)            N/A        N/A         N/A       178.67%    181.96%      79.53%
Net Assets -- end of the period
  (000's)                           $853,062   $906,302    $996,380     $727,265   $763,987    $812,387
                                    ========   ========    ========     ========   ========    ========

                                             MEDIUM-DURATION                    EXTENDED-DURATION
                                                BOND FUND                           BOND FUND
                                    ---------------------------------   ---------------------------------
                                            RETIREMENT CLASS                    RETIREMENT CLASS
                                    ---------------------------------   ---------------------------------
                                    FOR THE    FOR THE      FOR THE     FOR THE    FOR THE      FOR THE
                                      YEAR       YEAR       PERIOD        YEAR       YEAR       PERIOD
                                     ENDED      ENDED     8/27/01* TO    ENDED      ENDED     8/27/01* TO
                                    12/31/03   12/31/02    12/31/01     12/31/03   12/31/02    12/31/01
                                    --------   --------   -----------   --------   --------   -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF
  PERIOD                            $  13.54   $  13.37    $  13.60     $  14.62   $  14.37    $  14.38
                                    --------   --------    --------     --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                 0.46#      0.62#       0.22         0.83#      0.90        0.32
  Realized and unrealized gain
    (loss) on investments -- net        0.43       0.57       (0.02)        0.77       0.47        0.03
                                    --------   --------    --------     --------   --------    --------
    Total from investment
      operations                        0.89       1.19        0.20         1.60       1.37        0.35
                                    --------   --------    --------     --------   --------    --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment
    income                             (0.56)     (0.65)      (0.23)       (0.77)     (0.88)      (0.32)
  Distributions from capital gains     (0.29)     (0.37)      (0.20)       (0.67)     (0.24)      (0.04)
  Return of capital                       --         --          --++         --         --          --
                                    --------   --------    --------     --------   --------    --------
    Total dividends and
      distributions                    (0.85)     (1.02)      (0.43)       (1.44)     (1.12)      (0.36)
                                    --------   --------    --------     --------   --------    --------
NET ASSET VALUE -- END OF PERIOD    $  13.58   $  13.54    $  13.37     $  14.78   $  14.62    $  14.37
                                    ========   ========    ========     ========   ========    ========
Total Return (1)                        6.62%      9.15%       1.49%       11.19%     10.03%       2.48%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                   0.62%      0.63%       0.64%        0.73%      0.73%       0.74%
  Expenses -- including expense
    reduction (2)                       0.62%      0.62%       0.62%        0.73%      0.73%       0.73%
  Expenses -- before waivers and
    expense reduction(2)                0.71%      0.77%       0.77%        0.75%      0.82%       0.84%
  Investment income -- net (2)          3.36%      4.58%       4.61%        5.46%      6.29%       6.32%
  Investment income -- excluding
    waivers and expense reduction
    (2)                                 3.27%      4.43%       4.46%        5.44%      6.20%       6.21%
  Portfolio turnover rate (1)         457.74%    542.94%     247.20%      121.20%     45.17%      21.95%
Net Assets -- end of the period
  (000's)                           $741,743   $767,926    $827,774     $385,110   $401,198    $404,278
                                    ========   ========    ========     ========   ========    ========

---------------
 *  Commencement of operations.
 #  Calculated using the average shares outstanding method.
(1) Non-annualized.
(2) Annualized.
++  Amount represents less than $0.01 per share.

Prospectus -- Retirement                                                      73

GLOSSARY

30-DAY SEC YIELD -- A standardized measure of yield for a mutual fund. The calculation is based on a 30-day period ending on the last of the previous month. It is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period.

ACTIVE MANAGEMENT -- The portfolio management strategy that has the objective of generating performance greater than a broad-based benchmark index over a given time period. The strategy is opposite of passive management.

AMERICAN DEPOSITORY RECEIPT (ADR) -- Receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and are publicly traded on exchanges or the over-the-counter markets in the U.S.

AMORTIZED COST -- This method involves valuing securities at their cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. The accounting method is used for the Money Market Fund.

ANNUALIZED -- The expression of a rate of return over periods other than one year converted to annual terms.

ASSET-BACKED SECURITIES -- Securities backed by mortgages, installment contracts, credit card receivables or other financial assets. These securities represent interest in "pools" of assets in which payments of both interest and principal on the securities are made periodically.

AVERAGE MATURITY -- The average length of time on which the principal of a bond in a bond fund must be repaid.

BASIS POINT -- One hundredth of 1% (0.01%).

BENCHMARK -- An index or other market measurement that is used by an investment manager as a yardstick to assess the risk and performance of a portfolio. For example the S&P 500(R) is a commonly used benchmark for U.S. Large Cap Equity portfolios.

COMMERCIAL PAPER -- The security is a short-term, unsecured promissory note issued in the public market as an obligation of the issuing entity. The maturity of commercial paper is typically less than 270 days.

CREDIT QUALITY -- A measure that reflects the rating assigned by Standard & Poor's or Moody's to fixed income securities. It rates the issuing entity's capacity to meet the repayment terms of the security. Bonds issued and backed by the federal government are of the highest quality and are considered superior to bonds rated AAA, which is the highest possible rating a corporate bond can receive. Investment quality ratings include AAA, AA, A, and BBB. Bonds rated BB or lower are considered high yield or "junk" bonds.

CAPITAL GAIN/LOSS -- A realized gain or loss calculated at the time of sale or maturity of any capital asset. Refers to the profit or loss attributable to the difference between the purchase and sale price.

CONCENTRATION RISK -- Risk associated with a relatively high exposure to a certain security position, sector, industry and/or country.

CORRELATION -- The statistical measure which indicates the tendency of two variables moving together.

CREDIT RATINGS -- See Credit Quality.

CREDIT RISK -- A risk that an issuer may default on its securities causing a loss to the debt holder.

 74                                                               AB Funds Trust

CURRENCY EXCHANGE RATE -- A quotation used to indicate the value of a foreign currency relative to one unit of local currency.

CURRENCY RISK -- Foreign investments bear the risk of the local market and the foreign exchange rate. Risk associated with exposure to a certain currency that declines in value. Changes in currency exchange rates relative to the U.S. dollar may negatively affect the value of foreign investments.

CURRENT INCOME -- Money that is received on an ongoing basis from investments in the form of dividends, interest, rents or other income sources.

DEFAULT RISK -- Risk that an issuer will be unable to timely meet interest and principal payments.

DEVELOPED MARKETS -- Financial markets in countries with developed economies. Examples include, but are not limited to, the U.S., United Kingdom, Germany, France and Japan.

DISTRIBUTION (12B-1) FEES -- Fees assessed to shareholders for marketing and distribution expenses for a fund.

DIVIDEND -- Earnings distributed to shareholders. Mutual fund dividends are paid out of income from a fund's investments.

DIVIDEND YIELD -- Yield is determined by dividing the amount of annual dividends per share by the current market price per share of stock.

DOWNGRADED -- The act of lowering the credit rating of a fixed income instrument.

EMERGING MARKETS -- Financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, Russia and Asia (excluding Japan). Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

EQUITY -- Represents ownership interest possessed by shareholders in a corporation. Synonymous with stock.

EXPENSE RATIO -- Expressed as a percentage, provides the investor the total cost for fund operating expenses and management fees.

FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) -- Federal agency established in 1933 that guarantees (within limits) funds on deposit in member banks and thrift institutions and performs other functions to facilitate mergers or prevent failures.

FIXED INCOME SECURITIES -- A security that pays a fixed rate of return. Usually refers to government, corporate or municipal bonds, which pay a fixed rate of interest until the bonds mature, and to preferred stock, paying a fixed dividend.

FOREIGN ISSUERS -- Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

FORWARD CONTRACTS -- A privately negotiated contract permitting the holder to purchase or sale a specified amount of a financial instrument or foreign currency on a predetermined future date at a predetermined price.

FUTURES CONTRACTS -- A standardized agreement to buy or sell a specified amount of a financial instrument or good at a particular price on a stipulated future date. The price is established on an organized exchange and the potential gain/loss is realized each day (marking to market).

Prospectus -- Retirement                                                      75

GLOBAL DEPOSITORY RECEIPT (GDR) -- Receipt for shares in a foreign based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the U.S. and Latin America to offer shares in many markets around the world.

HEDGING -- The practice of undertaking one investment activity in order to protect against losses in another.

HIGH YIELD BONDS ("JUNK BONDS") -- A bond that has a credit rating of BB or lower and that pays a higher yield to compensate for the greater credit risk.

ILLIQUID SECURITIES -- A security that cannot be disposed of promptly (i.e. within seven days) and in the ordinary course of business at approximately the amount at which the Fund has valued the instrument.

INTEREST -- Cost of using money, expressed as a rate per period of time, usually one year, in which case it is called an annual rate of interest.

INTEREST RATE RISK -- Risk that changes in interest rates may adversely impact the value of a fixed income security. Generally, when interest rates rise fixed income securities decline in value. Conversely, when interest rates fall, fixed income securities generally increase in value. Longer-term fixed income instruments tend to be more subject to interest rate risk.

INTERNATIONAL EQUITY SECURITIES -- Investments in non-U.S. stocks or equity securities.

INVESTMENT GRADE BOND -- See Credit Quality.

MATURITY -- The date at which a debt instrument is due and payable.

MONEY MARKET INSTRUMENTS -- Such instruments include high quality, short-term debt instruments. Among other quality requirements, a money market instrument must mature in 397 days or less.

NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION ("NRSRO") -- NRSRO means any nationally recognized statistical rating organization, as designated by the SEC that does not directly or indirectly control, and is not controlled by or under common control with, the issuer of, or any insurer, guarantor or provider of credit support for, the security. As of March 7, 2003, the SEC has designated four rating agencies as NRSROs: (1) Dominion Bond Rating Service Ltd.; (2) Fitch, Inc.; (3) Moody's Investors Service; and (4) Standard & Poor's Division of the McGraw Hill Companies Inc.

NET ASSET VALUE -- The market value of a fund share. For the Funds, this value is net of all expenses. The NAV is calculated after the close of the exchanges and markets each day by taking the closing market value of all securities owned plus all other assets such as cash, subtracting liabilities, then dividing the result (total net assets) by the total number of shares outstanding.

OPTIONS -- An instrument that provides the investor to initiate a purchase and/or sell transaction. An owner of a call (put) option has the right to purchase (sell) the underlying security at a specified price, and this right lasts until a specified date.

PASSIVELY MANAGED -- Term associated with the management of a portfolio for the purpose of duplicating the investment composition and performance of a broad-based index (such as the S&P 500(R)) using computer programs and statistical procedures. Because the fund has fees and transaction expenses (while the broad-based index has none), returns are likely to be below those of the broad-based index.

PREPAYMENT RISK -- Prepayment is the activity of repaying principal prior to its stated maturity date. Prepayments of certain fixed income securities, such as mortgage-backed securities, are subject to prepayment risk. Prepayments generally increase when interest rates fall, resulting in a risk that principal is re-invested at lower interest rates.

 76                                                               AB Funds Trust

POLITICAL RISK -- Risk associated with uncertain political environments when investing in foreign securities. Political risks tend to be greater in emerging markets relative to developed markets.

PRICE TO EARNINGS (P/E) RATIO -- For a fund, it is the price of the stocks in the portfolio divided by their earnings per share. This gives investors an idea of how much they are paying for a companies earning power. In general, the higher the P/E ratio, the more earnings growth an investor is expecting and the riskier the investment.

PRICE TO BOOK (P/B) RATIO -- The weighted average of the price/book ratios of all the stocks in a fund's portfolio. Generally, a high P/B ratio indicates the price of the stock exceeds the actual worth of the company's assets, while a low P/B ratio indicates the stock is relatively cheap.

PRINCIPAL -- Face amount of a debt instrument on which interest is either owed or earned.

RECORD DATE -- Date on which a shareholder must officially own shares in order to be entitled to a dividend.

RULE 2a-7 -- Rule under the Investment Company Act of 1940 which allows for the use of the amortized cost method of accounting as long as the portfolio adheres to certain parameters related to credit quality, security type and maturity. The Money Market Fund adheres to the requirements of Rule 2a-7.

SECURITIES AND EXCHANGE COMMISSION (SEC) -- Federal agency formed by the Securities Exchange Act of 1934 to administer that act and the Securities Act of 1933. Statutes administered by the SEC are designed to promote full disclosure and protect the investing public against malpractice in the securities markets.

SECURITIES LENDING -- A program of lending eligible securities from the portfolios to approved borrowers in return for a fee.

SELECT FUNDS -- Funds that directly invest in different types of fixed income obligations, stocks or other investments to meet their respective investment objectives. Nine (5 equity, 3 fixed income and one money market) separate Select Funds are offered through AB Funds Trust. The majority of the Select Funds use a multi-manager approach by combining different investment management firms (sub-advisers) within a single Select Fund.

STANDARD DEVIATION -- A statistical measurement of distribution around an average, which depicts how widely returns varied over a certain period of time. Investors use the standard deviation of historical performance to try to predict the most likely range of returns. When a fund has a high standard deviation, the predicted range of performance is wide, implying greater volatility.

SWAP AGREEMENTS -- An agreement between two or more parties to exchange sets of cash flows over a period in the future. Two basic types of swaps are interest rate swaps and currency swaps.

TOTAL RETURN -- Return on an investment including both appreciation/(depreciation) and interest or dividends.

TRANSFER AGENT -- The agent that processes and records purchases and sales of fund shares for all classes. PFPC Inc. serves as the transfer agent for the Funds.

TURNOVER -- Statistical ratio measuring the amount of transactions within a portfolio over a given time period.

WEIGHTED AVERAGE MARKET CAP -- The weighted average is computed by weighing each company's market capitalization by the market value of the securities in the fund. Market capitalization is found by multiplying the number of outstanding shares of stock for a company by the current market price of those shares.

WEIGHTED AVERAGE MATURITY -- The weighted average is computed by weighing each securities maturity date by the market value of the security in the fund.

Prospectus -- Retirement                                                      77

YIELD CURVE -- Graph showing the term structure of interest rates by plotting the yields of all bonds of the same quality with maturities ranging from the shortest to the longest available. The most common version of the yield curve plots Treasury securities, showing the range of yields from a three month Treasury bill to a 30 year Treasury bond.

YIELD SPREADS -- A difference in yield between various issues of securities.

YIELD TO MATURITY -- The yield provided by a bond that is held to its maturity date, taking into account both interest payments and capital gains or losses.

 78                                                               AB Funds Trust

                      [This Page Intentionally Left Blank]

Prospectus -- Retirement                                                      79

FOR MORE INFORMATION

YOU CAN LEARN MORE ABOUT THE FUNDS, BY REQUESTING THE FOLLOWING FREE DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): Provides additional information about the Funds' policies, investment restrictions, risks, and business structure. The SAI is legally considered a part of this prospectus.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS: Contain performance data and information on portfolio holdings for the last completed fiscal year or half year. The Annual Report also contains the auditor's report and a discussion by management of the market conditions and investment strategies that significantly affected the Funds' performance.

If you have questions or need information about your Annuity Board Plan account, contact your employer, your plan administrator or the Annuity Board at (800) 262-0511 (7 a.m. to 6 p.m. Central time) Monday through Friday.

To request these free documents, contact us in writing at:

AB Funds Trust
2401 Cedar Springs Road
Dallas, TX 75201-1498

You may also get free copies by:

- Accessing them on the EDGAR Database on the SEC's Internet site -- http://www.sec.gov.

- Reviewing and copying them at the SEC's Public Reference Room in Washington D.C. (phone: 1-202-942-8090).

- Requesting copies (you will be charged a duplicating fee) from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

Visit our Web site at www.absbc.org to access prospectuses.

The investment company registration number is 811-10263

[AB FUNDS LOGO]

2401 Cedar Springs Rd., Dallas, TX 75201-1498
1.800.262.0511 - www.absbc.org

Serving Those Who Serve the Lord "...with the integrity of our hearts and the skillfulness of our hands." Psalm 78:72

6995   4/04   7M                                                Rev. 4/04   2232

[AB FUNDS LOGO]

INSTITUTIONAL CLASS
Prospectus
APRIL 30, 2004
INSTITUTIONAL BLENDED FUNDS:

  --    FLEXIBLE INCOME FUND I
  --    GROWTH & INCOME FUND I
  --    CAPITAL OPPORTUNITIES FUND I
  --    GLOBAL EQUITY FUND I
SELECT FUNDS:

  --    MONEY MARKET FUND
  --    LOW-DURATION BOND FUND
  --    MEDIUM-DURATION BOND FUND
  --    EXTENDED-DURATION BOND FUND
  --    EQUITY INDEX FUND
  --    VALUE EQUITY FUND
  --    GROWTH EQUITY FUND
  --    SMALL CAP EQUITY FUND
  --    INTERNATIONAL EQUITY FUND

This prospectus contains important information about the Funds, including information on investment policies, risks, and fees. For your own benefit and protection, you should read it before you invest, and keep it on hand for future reference.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (the "SEC"), nor has the SEC determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

 2                                                                AB Funds Trust

TABLE OF CONTENTS

A look at the goals,            RISK & RETURN SUMMARIES
strategies, main risks and      Introduction................................................           4
expenses of each Fund.
                                THE INSTITUTIONAL BLENDED FUNDS
                                Flexible Income Fund I......................................           6
                                Growth & Income Fund I......................................          10
                                Capital Opportunities Fund I................................          14
                                Global Equity Fund I........................................          18

                                THE SELECT FUNDS
                                Money Market Fund...........................................          22
                                Low-Duration Bond Fund......................................          26
                                Medium-Duration Bond Fund...................................          30
                                Extended-Duration Bond Fund.................................          34
                                Equity Index Fund...........................................          38
                                Value Equity Fund...........................................          42
                                Growth Equity Fund..........................................          45
                                Small Cap Equity Fund.......................................          50
                                International Equity Fund...................................          54

                                ADDITIONAL INVESTMENT & RISK INFORMATION......... ..........          58

Details about the               MANAGEMENT OF THE FUNDS
Funds' management               Investment Adviser..........................................          59
and service providers.          Sub-Advisers................................................          60
                                Service Providers...........................................          65

                                SHAREHOLDER INFORMATION
                                Eligible Investors..........................................          66
                                No-Load Class...............................................          66
                                Minimum Investment & Account Size...........................          66

Policies and instructions       TRANSACTIONS WITH THE FUNDS................ ................          67
for opening, maintaining
and closing an account.

                                MORE SHAREHOLDER INFORMATION............... ................          69

                                FINANCIAL HIGHLIGHTS................... ....................          74
                                GLOSSARY......................... ..........................          76

                                FOR MORE INFORMATION.................... ...................  Back cover


DO YOU HAVE QUESTIONS ABOUT TERMS WE USE IN THIS PROSPECTUS?
For information about key terms and concepts, look for our explanations shown in boxes. For definitions of investment terms, refer to the glossary in the back of this prospectus.

Prospectus - Institutional Class                                               3

RISK & RETURN SUMMARIES

INTRODUCTION

WHAT IS A MUTUAL FUND?
A mutual fund pools shareholders' money and, using professional management, invests in securities like stocks and bonds.

Each Fund is a separate mutual fund with its own investment objective, strategies and risks. There is a separate Risk & Return Summary for each Fund and other detailed information in the following pages. Please read each Fund description carefully before you invest. The more you know about your investment choices, the more informed your investment decisions will be. But first, a word about the risks and returns that apply to all the Funds.

The Funds are divided into two groups:

    - INSTITUTIONAL BLENDED FUNDS -- Each Institutional Blended Fund invests in a different mix of the Select Funds to meet a specified investment strategy. The Funds' Investment Adviser believes that blending investment styles and money managers may reduce risk over the long term. The Institutional Blended Funds offered in this prospectus are:

        -   Flexible Income Fund I

        -   Growth & Income Fund I

        -   Capital Opportunities Fund I

        -   Global Equity Fund I

    - SELECT FUNDS -- Each Select Fund invests directly in different types of fixed income obligations, stocks or other investments to meet its investment objective. The Select Funds offered in the prospectus are:

        -   Money Market Fund

        -   Low-Duration Bond Fund

        -   Medium-Duration Bond Fund

        -   Extended-Duration Bond Fund

        -   Equity Index Fund

        -   Value Equity Fund

        -   Growth Equity Fund

        -   Small Cap Equity Fund

        -   International Equity Fund

WHO IS THE INVESTMENT ADVISER?
SBC Financial Services, Inc. ("SBC Financial" or the "Investment Adviser") serves as the Investment Adviser to the Funds. SBC Financial is an affiliate of the Annuity Board of the Southern Baptist Convention (the "Annuity Board"). Rather than making the day-to-day investment decisions for the Select Funds, it retains the services of other investment management firms to do so. It also allocates each Institutional Blended Fund's investments among the Select Funds.

Each Select Fund uses various investment management firms ("Sub-Advisers") to manage its assets. The Investment Adviser reviews the Sub-Advisers' performance, allocates the assets of each Select Fund among them and makes recommendations to the Funds' Board of Trustees regarding changes to the Sub-Advisers selected.

 4                                                                AB Funds Trust

The Funds do not invest in any company that is publicly recognized, as determined by the Annuity Board, as being in the liquor, tobacco, gambling, pornography, or abortion industries, or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of the Annuity Board. The Funds may not be able to take advantage of certain investment opportunities due to these restrictions. This policy may not be changed without shareholder approval.

The Funds are not insured or guaranteed by SBC Financial, the Annuity Board, any bank, the Federal Deposit Insurance Corporation, or any government agency. As with all mutual funds, your investment in the Funds involves investment risk, including the possible loss of the principal amount you invested. There is no guarantee that any of the Funds will be able to meet its investment objective.

Prospectus - Institutional Class                                               5

THE INSTITUTIONAL BLENDED FUNDS

THE FLEXIBLE INCOME FUND I SUMMARY

WHAT ARE THE INSTITUTIONAL BLENDED FUNDS?
Each Institutional Blended Fund is a "fund of funds." It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.

PORTFOLIO DESCRIPTION

Investment Objective  -   The FLEXIBLE INCOME FUND I seeks current income and
                          modest capital appreciation.
--------------------------------------------------------------------------------

Principal
Investment Strategies -   The Fund, through investments in the Select Funds,
                          combines a greater percentage of fixed income securities with a smaller percentage of equity securities.

                      - The Investment Adviser uses the following target and potential ranges in allocating the Fund's assets among the Select Funds.

                                                                                     TARGET   RANGE
                                     ASSET CLASS                                     ------   ------
                                     Bond Select Funds                                75%     60-90%
                                     U.S. Equity Select Funds                         19%     10-30%
                                     Non-U.S. Equity Select Fund                       6%      2-15%

                                     SELECT FUND
                                     Equity Index                                      2%      0-10%
                                     Value Equity                                      8%      2-15%
                                     Growth Equity                                     8%      2-15%
                                     Small Cap Equity                                  1%      0-10%
                                     International Equity                              6%      2-15%
                                     Money Market                                      3%      0-10%
                                     Low-Duration Bond                                72%     60-90%

                      - Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.

                      - The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

                      See "Additional Investment & Risk Information" for more about the Fund's investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.
--------------------------------------------------------------------------------

 6                                                                AB Funds Trust

Principal Risks       The Fund is subject to the following principal risks.
                      Other risks are described under "Additional Investment &
                      Risk Information."

                      - The Fund's value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible for you to lose money by investing in the Fund.

                      - Because the Fund owns Select Funds that buy bonds and other fixed income securities, the Fund's value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed income securities fall and vice versa. Other factors may affect fixed income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

                      - There is a risk that the issuer of a fixed income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

                      - To the extent the Fund owns Select Funds that buy stocks and other equity securities, the Fund's value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

                      - Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

                      - Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

PERFORMANCE

The Fund is new and does not have a full year of performance. Once it has a full calendar year of performance, the total return will be presented.

Prospectus - Institutional Class                                               7

FEES AND EXPENSES

WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Flexible Income Fund I.

       SHAREHOLDER FEES                                           None
           (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
           (Expenses that are deducted from fund assets)
           Management fee                                         0.10%
           Distribution (12b-1) fee                                None
           Other expenses(1)                                      0.41%
                                                                 ------
           Total annual operating expenses                        0.51%
           Fee waiver and expense reimbursement(2)               (0.34%)
                                                                 ------
           Net expenses                                           0.17%

------------------
(1) "Other expenses" include printing and transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.17%. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

     - You reinvested all dividends and other distributions.

     - The Fund's average annual return was 5%.

     - The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                1 YEAR            3 YEARS*           5 YEARS*           10 YEARS*
  INSTITUTIONAL CLASS             $17               $130               $253               $615

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflects the waiver and reimbursement only for the first year.

 8                                                                AB Funds Trust

INDIRECT EXPENSES PAID BY THE FUND

The Fund invests in the Institutional Class shares of the Select Funds. The Fund bears its proportionate share of the operating expenses of the Select Funds in which it holds shares. This means that if you invest in the Fund, you will bear, indirectly, some operating expenses of the underlying Select Funds. These expenses are in addition to the expenses of the Fund described above. These expenses will vary over time, depending on which Select Funds the Fund invests in. In order to give you an indication of these expenses, shown below is the average expense ratio for the Select Funds the Fund invests in, based on the Fund's current target allocation among the Select Funds and the actual expenses of the Institutional Class shares of those Select Funds for the fiscal year ended 2003. The expenses shown have been restated to reflect the current level of fee waivers and expense reimbursements for certain Select Funds. Based on these assumptions, the expense ratio of the Select Funds borne indirectly by the Fund would be approximately 0.54%.

Prospectus - Institutional Class                                               9

THE GROWTH & INCOME FUND I SUMMARY

WHAT ARE THE INSTITUTIONAL BLENDED FUNDS?
Each Institutional Blended Fund is a "fund of funds." It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.

PORTFOLIO DESCRIPTION

Investment Objective  -   The GROWTH & INCOME FUND I seeks moderate capital
                          appreciation with current income.
--------------------------------------------------------------------------------

Principal
Investment Strategies -   The Fund, through investments in the Select Funds,
                          combines approximately equal percentages of fixed income securities with equity securities.

                      - The Investment Adviser uses the following target and potential ranges in allocating the Fund's assets among the Select Funds.

                                                                                     TARGET   RANGE
                                     ASSET CLASS                                     ------   ------
                                     Bond Select Funds                                50%     35-65%
                                     U.S. Equity Select Funds                         37%     25-50%
                                     Non-U.S. Equity Select Fund                      13%      5-20%

                                     SELECT FUND
                                     Equity Index                                      4%      0-10%
                                     Value Equity                                     15%      5-25%
                                     Growth Equity                                    15%      5-25%
                                     Small Cap Equity                                  3%      0-10%
                                     International Equity                             13%      5-20%
                                     Money Market                                      3%      0-10%
                                     Low-Duration Bond                                12%      5-25%
                                     Medium-Duration Bond                             25%     15-35%
                                     Extended-Duration Bond                           10%      5-20%

                      - Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.

                      - The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

                      See "Additional Investment & Risk Information" for more about the Fund's investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.
--------------------------------------------------------------------------------

 10                                                               AB Funds Trust

Principal Risks       The Fund is subject to the following principal risks.
                      Other risks are described under "Additional Investment &
                      Risk Information."

                      - The Fund's value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible for you to lose money by investing in the Fund.

                      - Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund's value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

                      - Because the Fund owns Select Funds that buy bonds and other fixed income securities, the Fund's value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed income securities fall and vice versa. Other factors may affect fixed income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

                      - There is a risk that the issuer of a fixed income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

                      - Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

                      - Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

                      - Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

PERFORMANCE

The Fund is new and does not have a full year of performance. Once it has a full calendar year of performance, the total return will be presented.

Prospectus - Institutional Class                                              11

FEES AND EXPENSES

WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Growth and Income Fund I.

       SHAREHOLDER FEES                                            None
           (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
           (Expenses that are deducted from fund assets)
           Management fee                                         0.10%
           Distribution (12b-1) fee                                None
           Other expenses(1)                                      0.18%
                                                                 ------
           Total annual operating expenses                        0.28%
           Fee waiver and expense reimbursement(2)               (0.11%)
                                                                 ------
           Net expenses                                           0.17%

------------------
(1) "Other expenses" include printing and transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.17%. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

     - You reinvested all dividends and other distributions.

     - The Fund's average annual return was 5%.

     - The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                1 YEAR            3 YEARS*           5 YEARS*           10 YEARS*
  INSTITUTIONAL CLASS             $17               $79                $147               $346

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflects the waiver and reimbursement only for the first year.

 12                                                               AB Funds Trust

INDIRECT EXPENSES PAID BY THE FUND

The Fund invests in the Institutional Class Shares of the Select Funds. The Fund bears its proportionate share of the operating expenses of the Select Funds in which it holds shares. This means that if you invest in the Fund, you will bear, indirectly, some operating expenses of the underlying Select Funds. These expenses are in addition to the expenses of the Fund described above. These expenses will vary over time, depending on which Select Funds the Fund invests in. In order to give you an indication of these expenses, shown below is the average expense ratio for the Select Funds the Fund invests in, based on the Fund's current target allocation among the Select Funds and the actual expenses of the Institutional Class shares of those Select Funds for the fiscal year ended 2003. The expenses shown have been restated to reflect the current level of fee waivers and expense reimbursements for certain Select Funds. Based on these assumptions, the expense ratio of the Select Funds borne indirectly by the Fund would be approximately 0.67%.

Prospectus - Institutional Class                                              13

THE CAPITAL OPPORTUNITIES FUND I SUMMARY

WHAT ARE THE INSTITUTIONAL BLENDED FUNDS?
Each Institutional Blended Fund is a "fund of funds." It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.

PORTFOLIO DESCRIPTION

Investment Objective  -   The CAPITAL OPPORTUNITIES FUND I seeks capital
                          appreciation with modest current income.
--------------------------------------------------------------------------------

Principal
Investment Strategies -   The Fund, through investments in the Select Funds,
                          combines a greater percentage of equity securities with a smaller percentage of fixed income securities.

                      - The Investment Adviser uses the following target and potential ranges in allocating the Fund's assets among the Select Funds.

                                                                                     TARGET   RANGE
                                     ASSET CLASS                                     ------   ------
                                     Bond Select Funds                                25%     15-35%
                                     U.S. Equity Select Funds                         56%     40-70%
                                     Non-U.S. Equity Select Fund                      19%     10-30%

                                     SELECT FUND
                                     Equity Index                                      6%      2-15%
                                     Value Equity                                     23%     15-35%
                                     Growth Equity                                    23%     15-35%
                                     Small Cap Equity                                  4%      0-10%
                                     International Equity                             19%     10-30%
                                     Money Market                                      3%      0-10%
                                     Low-Duration Bond                                 4%      0-10%
                                     Medium-Duration Bond                             13%      5-25%
                                     Extended-Duration Bond                            5%      0-10%

                      - Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.

                      - The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

                      See "Additional Investment & Risk Information" for more about the Fund's investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.
--------------------------------------------------------------------------------

 14                                                               AB Funds Trust

Principal Risks       The Fund is subject to the following principal risks.
                      Other risks are described under "Additional Investment &
                      Risk Information."

                      - The Fund's value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible for you to lose money by investing in the Fund.

                      - Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund's value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

                      - To the extent the Fund owns Select Funds that buy bonds and other fixed income securities, the Fund's value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed income securities fall and vice versa. Other factors may affect fixed income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

                      - There is a risk that the issuer of a fixed income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

                      - Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

                      - Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

                      - Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

PERFORMANCE

The Fund is new and does not have a full year of performance. Once it has a full calendar year of performance, the total return will be presented.

Prospectus - Institutional Class                                              15

FEES AND EXPENSES

WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Capital Opportunities Fund I.

       SHAREHOLDER FEES                                           None
           (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
           (Expenses that are deducted from fund assets)
           Management fee                                         0.10%
           Distribution (12b-1) fee                                None
           Other expenses(1)                                      0.21%
                                                                 ------
           Total annual operating expenses                        0.31%
           Fee waiver and expense reimbursement(2)               (0.14%)
                                                                 ------
           Net expenses                                           0.17%

------------------
(1) "Other expenses" include printing and transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.17%. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

     - You reinvested all dividends and other distributions.

     - The Fund's average annual return was 5%.

     - The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                1 YEAR            3 YEARS*           5 YEARS*           10 YEARS*
  INSTITUTIONAL CLASS             $17               $86                $161               $381

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflects the waiver and reimbursement only for the first year.

 16                                                               AB Funds Trust

INDIRECT EXPENSES PAID BY THE FUND

The Fund invests in the Institutional Class shares of the Select Funds. The Fund bears its proportionate share of the operating expenses of the Select Funds in which it holds shares. This means that if you invest in the Fund, you will bear, indirectly, some operating expenses of the underlying Select Funds. These expenses are in addition to the expenses of the Fund described above. These expenses will vary over time, depending on which Select Funds the Fund invests in. In order to give you an indication of these expenses, shown below is the average expense ratio for the Select Funds the Fund invests in, based on the Fund's current target allocation among the Select Funds and the actual expenses of the Institutional Class shares of those Select Funds for the fiscal year ended 2003. The expenses shown have been restated to reflect the current level of fee waivers and expense reimbursements for certain Select Funds. Based on these assumptions, the expense ratio of the Select Funds borne indirectly by the Fund would be approximately 0.75%.

Prospectus - Institutional Class                                              17

THE GLOBAL EQUITY FUND I SUMMARY

WHAT ARE THE INSTITUTIONAL BLENDED FUNDS?
Each Institutional Blended Fund is a "fund of funds." It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.

PORTFOLIO DESCRIPTION

Investment Objective  -   The GLOBAL EQUITY FUND I seeks capital appreciation.
--------------------------------------------------------------------------------

Principal
Investment Strategies -   The Fund, through investments in the Select Funds,
                          combines a greater percentage of U.S. equity securities with a smaller percentage of international equity securities.

                      - The Investment Adviser uses the following target and potential ranges in allocating the Fund's assets among the Select Funds.

                                                                                     TARGET   RANGE
                                     ASSET CLASS                                     ------   ------
                                     U.S. Equity Select Funds                         75%     60-90%
                                     Non-U.S. Equity Select Fund                      25%     15-35%

                                     SELECT FUND
                                     Equity Index                                      5%      0-10%
                                     Value Equity                                     31%     15-45%
                                     Growth Equity                                    31%     15-45%
                                     Small Cap Equity                                  5%      0-15%
                                     International Equity                             25%     15-35%
                                     Money Market                                      3%      0-10%

                      - Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.

                      - The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

                      See "Additional Investment & Risk Information" for more about the Fund's investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.
--------------------------------------------------------------------------------

 18                                                               AB Funds Trust

Principal Risks       The Fund is subject to the following principal risks.
                      Other risks are described under "Additional Investment &
                      Risk Information."

                      - The Fund's value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible for you to lose money by investing in the Fund.

                      - Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund's value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

                      - Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

                      - Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

                      - Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

PERFORMANCE

The Fund is new and does not have a full year of performance. Once it has a full calendar year of performance, the total return will be presented.

Prospectus - Institutional Class                                              19

FEES AND EXPENSES

WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Global Equity Fund I.

       SHAREHOLDER FEES                                            None
           (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
           (Expenses that are deducted from fund assets)
           Management fee                                         0.10%
           Distribution (12b-1) fee                                None
           Other expenses(1)                                      0.40%
                                                                 ------
           Total annual operating expenses                        0.50%
           Fee waiver and expense reimbursement(2)               (0.33%)
                                                                 ------
           Net expenses                                           0.17%

------------------
(1) "Other expenses" include printing and transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.17%. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

     - You reinvested all dividends and other distributions.

     - The Fund's average annual return was 5%.

     - The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                1 YEAR            3 YEARS*           5 YEARS*           10 YEARS*
  INSTITUTIONAL CLASS             $17               $127               $248               $603

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflects the waiver and reimbursement only for the first year.

 20                                                               AB Funds Trust

INDIRECT EXPENSES PAID BY THE FUND

The Fund invests in the Institutional Class shares of the Select Funds. The Fund bears its proportionate share of the operating expenses of the Select Funds in which it holds shares. This means that if you invest in the Fund, you will bear, indirectly, some operating expenses of the underlying Select Funds. These expenses are in addition to the expenses of the Fund described above. These expenses will vary over time, depending on which Select Funds the Fund invests in. In order to give you an indication of these expenses, shown below is the average expense ratio for the Select Funds the Fund invests in, based on the Fund's current target allocation among the Select Funds and the actual expenses of the Institutional Class shares of those Select Funds for the fiscal year ended 2003. The expenses shown have been restated to reflect the current level of fee waivers and expense reimbursements for certain Select Funds. Based on these assumptions, the expense ratio of the Select Funds borne indirectly by the Fund would be approximately 0.83%.

Prospectus - Institutional Class                                              21

THE SELECT FUNDS

THE MONEY MARKET FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment
Objective             - The MONEY MARKET FUND seeks to maximize current income
                        to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable per share price of $1.00.
--------------------------------------------------------------------------------

Principal
Investment Strategies - The Fund invests in a broad range of high quality, short-term money market instruments denominated exclusively in U.S. dollars.

                      - The Fund invests primarily in:

                            - Short-term obligations issued or guaranteed by:

                                     - The U.S. government, its agencies and
                                       instrumentalities, banks, and
                                       corporations; and

                                     - Foreign governments, banks and
                                       corporations.

                            - Mortgage-backed and asset-backed securities.

                      - The Fund may enter into repurchase agreements relating
                        to the above instruments.

                      - The Fund expects, but does not guarantee, a constant net asset value of $1.00 per share by valuing its portfolio securities at amortized cost.

                      - The Fund invests primarily in high quality commercial
                        paper and other obligations generally must be rated as follows: (i) if rated by more than one nationally recognized statistical rating organization ("NRSRO"), the obligation is rated in the highest rating category of any two NRSROs, (ii) if only one NRSRO has rated the obligation, it is rated in that NRSRO's highest rating category, and (iii) if an obligation is not rated by an NRSRO, the Fund's Sub-Adviser must determine it is of equivalent quality to an obligation rated in the highest rating category of an NRSRO.

                      - The Fund maintains a dollar-weighted average portfolio
                        maturity of 90 days or less.

                      - The Fund's investments in securities are limited to
                        obligations that mature in 397 days or less from the date of purchase.

                      - The Fund may invest only in securities that comply with
                        the quality, maturity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates mutual funds.

                      - The Fund uses one or more Sub-Advisers to manage its
                        portfolio under the oversight of the Investment Adviser. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                      See "Additional Investment & Risk Information" for more about the Fund's investments.
--------------------------------------------------------------------------------

 22                                                               AB Funds Trust

Principal Risks       The Fund is subject to the following principal risks.
                      Other risks are described under "Additional Investment &
                      Risk Information."

                      - Although the Fund seeks to preserve its value at $1.00
                        per share, it is possible for you to lose money by investing in the Fund. The Fund is not insured or guaranteed by SBC Financial, the Annuity Board, any bank, the Federal Deposit Insurance Corporation, or any government agency.

                      - The Fund's return will drop if short-term interest rates drop.

                      - There is a risk that the issuer of a fixed income
                        investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

                      - Not all obligations of U.S. government agencies and
                        instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

                      - The Fund's ability to concentrate its investments in
                        domestic banks may increase risks. Banks, and other financial institutions, may be affected by negative economic conditions, since they rely on the availability and cost of funds, as well as the ability of borrowers to repay their loans.

                      - Obligations of foreign banks and other foreign issuers
                        may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers, including foreign banks, may be subject to inadequate regulatory or accounting standards.

Prospectus - Institutional Class                                              23

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART]

                                                                           MONEY MARKET FUND
                                                                           -----------------
2002                                                                             1.80
2003                                                                             1.04

 BEST AND WORST QUARTERLY RETURNS, INSTITUTIONAL CLASS SHARES (FOR THE PERIODS
                         REFLECTED IN THE CHART ABOVE)

                                                 RETURN    QUARTER/YEAR
                                                 ------    ------------
Highest return/best quarter                       0.49%       1/2002
Lowest return/worst quarter                       0.22%       4/2003

The table below shows the Fund's returns, averaged over certain periods of time, and the performance of a broad-based index.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR    SINCE INCEPTION(1)
                                                                ------    ------------------
MONEY MARKET FUND                                                1.04%           1.49%
Citigroup 3-Month Treasury Bill Index (reflects no deduction
  for fees, expenses or taxes)(2)                                1.07%           1.62%

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) The Citigroup 3-Month (formerly Salomon Brothers 90-Day) Treasury Bill Index is composed of the monthly return equivalents of yield averages that are not marked to market. The 3-Month Treasury Bill Index consists of the last three 3-month Treasury bill issues.

     WHAT IS YIELD?
     Yield is a measure of the income (interest) earned by the securities in a fund's portfolio and paid to you over a specified time period. The annualized yield is expressed as a percentage of the offering price per share on a specified date.

  You may call (800) 262-0511 to obtain the Money Market Fund's current 7-day yield.

 24                                                               AB Funds Trust

FEES AND EXPENSES

     WHAT ARE FUND EXPENSES?
     Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund's Institutional Class.

       SHAREHOLDER FEES                                            None
           (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
           (Expenses that are deducted from fund assets)
           Management fee                                         0.21%
           Distribution (12b-1) fee                                None
           Other expenses(1)                                      0.07%
                                                                 ------
           Total annual operating expenses                        0.28%
           Fee waiver and expense reimbursement(2)               (0.01%)
                                                                 ------
           Net expenses                                           0.27%

------------------
(1) "Other expenses" include printing and transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.27% for the Institutional Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

     - You reinvested all dividends and other distributions.

     - The Fund's average annual return was 5%.

     - The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                  1 YEAR           3 YEARS*           5 YEARS*           10 YEARS*
  INSTITUTIONAL CLASS              $28               $89                $157               $355

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Prospectus - Institutional Class                                              25

THE LOW-DURATION BOND FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment
Objective             - The LOW-DURATION BOND FUND seeks current income
                        consistent with preservation of capital.
--------------------------------------------------------------------------------

Principal
Investment Strategies - The Fund invests mainly (at least 80% of its net assets and typically more) in investment grade fixed income securities. The Fund's portfolio is diversified among a large number of companies across different industries and economic sectors.

                      - The Fund invests primarily in:

                          - Obligations issued or guaranteed by:

                               - The U.S. government, its agencies and
                                 instrumentalities, banks, and corporations; and

                               - Foreign governments, banks and corporations.

                          - Mortgage-backed and asset-backed securities.

                      - The average quality rating for the Fund's portfolio will be greater than or equal to the "Aa" category as rated by Moody's Investors Service, Inc. ("Moody's") or the equivalent by Standard and Poor's(R) ("S&P(R)"). The Fund will not invest in fixed income securities that have a quality rating less than "Baa" as rated by Moody's or the equivalent by S&P(R) (or, if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below a "Baa" or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.

                      - The average dollar-weighted duration of the Fund
                        normally varies between 1 and 3 years.

                      - The Fund may hold up to 20% of its assets in obligations denominated in currencies other than the U.S. dollar and may invest beyond this limit when considering U.S.-dollar-denominated securities of foreign issuers. However, such foreign currency exposure will normally be hedged by at least 75% of its value to the U.S. dollar in order to reduce the risk of loss due to fluctuations in currency exchange rates.

                      - The Fund may invest and reinvest in long or short
                        derivative instruments such as, but not limited to, futures contracts, options, and swap agreements.

                      - The Fund uses a multi-manager approach, using two or
                        more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Investment Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings, or fundamental issuer selection. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                      See "Additional Investment & Risk Information" for more about the Fund's investments.
--------------------------------------------------------------------------------

 26                                                               AB Funds Trust

Principal Risks       The Fund is subject to the following principal risks.
                      Other risks are described under "Additional Investment &
                      Risk Information."

                      - The Fund's value will fluctuate in response to interest
                        rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible for you to lose money by investing in the Fund.

                      - There is a risk that the issuer of a fixed income
                        investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

                      - Not all obligations of U.S. government agencies and
                        instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

                      - Securities rated "Baa" by Moody's or the equivalent by
                        S&P are considered investment grade, but they may have some speculative characteristics. This means that the issuers may have problems making principal and interest payments during difficult economic conditions.

                      - Obligations of foreign issuers may be negatively
                        affected by political events, economic conditions or inefficient, illiquid, or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

                      - Changes in currency exchange rates relative to the U.S.
                        dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.

                      - The Fund's use of derivative instruments may increase
                        the risk of loss.

                      - The performance of the Fund will depend on how
                        successfully its Sub-Advisers pursue its investment strategies.

WHAT IS DURATION?
Duration is a mathematical calculation of the average life of a bond that takes into account not only the maturity of the bond but also the time when payments are made thereon. It is a useful measure of sensitivity to interest rate changes -- the longer a bond's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.

Prospectus - Institutional Class                                              27

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART]

                                                                        LOW-DURATION BOND FUND
                                                                        ----------------------
2002                                                                             5.89
2003                                                                             2.61

 BEST AND WORST QUARTERLY RETURNS, INSTITUTIONAL CLASS SHARES (FOR THE PERIODS
                         REFLECTED IN THE CHART ABOVE)

                                                 RETURN    QUARTER/YEAR
                                                 ------    ------------
Highest return/best quarter                       2.29%       3/2002
Lowest return/worst quarter                       0.11%       1/2002

The table below shows the Fund's returns, both before and after taxes, averaged over certain periods of time, and the performance of a broad-based index.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR    SINCE INCEPTION(1)
                                                                ------    ------------------
LOW-DURATION BOND FUND
Return before taxes                                              2.61%           4.27%
Return after taxes on distributions(2)                           0.91%           1.93%
Return after taxes on distributions and sale of Fund
  shares(2)                                                      1.82%           2.26%
Merrill Lynch 1-3 Year Treasury Index (reflects no deduction
  for fees, expenses or taxes)(3)                                1.90%           4.40%

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

 28                                                               AB Funds Trust

FEES AND EXPENSES

WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Low-Duration Bond Fund's Institutional Class.

       SHAREHOLDER FEES                                            None
           (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
           (Expenses that are deducted from fund assets)
           Management fee                                         0.41%
           Distribution (12b-1) fee                                None
           Other expenses(1)                                      0.09%
                                                                 ------
           Total annual operating expenses                        0.50%
           Fee waiver and expense reimbursement(2)               (0.05%)
                                                                 ------
           Net expenses                                           0.45%

------------------
(1) "Other expenses" include printing and transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.45% for the Institutional Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005. The "Fee waiver and expense reimbursement" also includes the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

     - You reinvested all dividends and other distributions.

     - The Fund's average annual return was 5%.

     - The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                  1 YEAR           3 YEARS*           5 YEARS*           10 YEARS*
  INSTITUTIONAL CLASS              $46               $155               $275               $624

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Prospectus - Institutional Class                                              29

THE MEDIUM-DURATION BOND FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment
Objective             - The MEDIUM-DURATION BOND FUND seeks maximum total return consistent with preservation of capital.
--------------------------------------------------------------------------------

Principal
Investment Strategies - The Fund invests mainly (at least 80% of its net assets and typically more) in investment grade fixed income securities. The Fund's portfolio is diversified among a large number of companies across different industries and economic sectors.

                      - The Fund invests primarily in:

                          - Obligations issued or guaranteed by:

                               - The U.S. government its agencies and
                                 instrumentalities, banks, and corporations; and

                               - Foreign governments, banks and corporations.

                          - Mortgage-backed and asset-backed securities.

                      - The average quality rating for the Fund's portfolio will be greater than or equal to the "A" category as rated by Moody's Investors Service, Inc. ("Moody's") or the equivalent by Standard and Poor's(R) ("S&P(R)"). The Fund invests primarily in investment grade debt securities, but may hold up to 10% of its assets in high yield securities ("junk bonds") rated "B" or higher by Moody's or the equivalent by S&P(R) (or if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below a "B" or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.

                      - The average dollar-weighted duration of the Fund
                        normally varies between 3 and 7 years.

                      - The Fund may hold up to 20% of its assets in obligations denominated in currencies other than the U.S. dollar, and may invest beyond this limit when considering U.S.-dollar-denominated securities of foreign issuers. However, such foreign currency exposure will normally be hedged by at least 75% of its value to the U.S. dollar in order to reduce the risk of loss due to fluctuations in currency exchange rates.

                      - The Fund may invest and reinvest in long or short
                        derivative instruments such as, but not limited to, futures contracts, options, and swap agreements.

                      - The Fund uses a multi-manager approach, using two or
                        more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Investment Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings, or fundamental issuer selection. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                      See "Additional Investment & Risk Information" for more about the Fund's investments.
--------------------------------------------------------------------------------

 30                                                               AB Funds Trust

Principal Risks       The Fund is subject to the following principal risks.
                      Other risks are described under "Additional Investment &
                      Risk Information."

                      - The Fund's value will fluctuate in response to interest
                        rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. An investor in this Fund should be able to accept some short-term fluctuations in value. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible for you to lose money by investing in the Fund.

                      - There is a risk that the issuer of a fixed income
                        investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

                      - Not all obligations of U.S. government agencies and
                        instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

                      - High yield securities ("junk bonds") involve greater
                        risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments.

                      - Obligations of foreign issuers may be negatively
                        affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

                      - Investing in emerging markets involves even greater
                        risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

                      - Changes in currency exchange rates relative to the U.S.
                        dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.

                      - The Fund's use of derivative instruments may increase
                        the risk of loss.

                      - The performance of the Fund will depend on how
                        successfully its Sub-Advisers pursue its investment strategies.

WHAT IS DURATION?
Duration is a mathematical calculation of the average life of a bond that takes into account not only the maturity of the bond but also the time when payments are made thereon. It is a useful measure of sensitivity to interest rate changes -- the longer a bond's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.

Prospectus - Institutional Class                                              31

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART]

                                                                       MEDIUM-DURATION BOND FUND
                                                                       -------------------------
2002                                                                             9.25
2003                                                                             6.80

 BEST AND WORST QUARTERLY RETURNS, INSTITUTIONAL CLASS SHARES (FOR THE PERIODS
                         REFLECTED IN THE CHART ABOVE)

                                                 RETURN    QUARTER/YEAR
                                                 ------    ------------
Highest return/best quarter                       3.17%       2/2003
Lowest return/worst quarter                       0.42%       3/2003

The table below shows the Fund's returns, both before and after taxes, averaged over certain periods of time, and the performance of a broad-based index.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002

                                                                1 YEAR    SINCE INCEPTION(1)
                                                                ------    ------------------
MEDIUM-DURATION BOND FUND
Return before taxes                                              6.80%           7.19%
Return after taxes on distributions(2)                           3.73%           3.36%
Return after taxes on distributions and sale of Fund
  shares(2)                                                      4.62%           3.87%
Lehman Brothers Aggregate Bond Index (reflects no deduction
  for fees, expenses or taxes)(3)                                4.10%           6.84%

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody's Investor's Service, Standard and Poor's(R) Corporation, or Fitch Investor's Service, in that order.

 32                                                               AB Funds Trust

FEES AND EXPENSES

WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Medium-Duration Bond Fund's Institutional Class.

       SHAREHOLDER FEES                                            None
           (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
           (Expenses that are deducted from fund assets)
           Management fee                                          0.44%
           Distribution (12b-1) fee                                None
           Other expenses(1)                                       0.11%
                                                                  ------
           Total annual operating expenses                         0.55%
           Fee waiver and expense reimbursement(2)                (0.05%)
                                                                  ------
           Net expenses                                            0.50%

------------------
(1) "Other Expenses" include printing and transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.50% for the Institutional Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005. The "Fee waiver and expense reimbursement" also includes the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

     - You reinvested all dividends and other distributions.

     - The Fund's average annual return was 5%.

     - The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                  1 YEAR           3 YEARS*           5 YEARS*           10 YEARS*
  INSTITUTIONAL CLASS              $51               $171               $303               $686

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Prospectus - Institutional Class                                              33

THE EXTENDED-DURATION BOND FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment
Objective             - The EXTENDED-DURATION BOND FUND seeks maximum total
                        return consistent with preservation of capital.
--------------------------------------------------------------------------------

Principal
Investment Strategies - The Fund invests mainly (at least 80% of its net assets and typically more) in fixed income securities. The Fund's portfolio is diversified among a large number of companies across different industries and economic sectors.

                      - The Fund invests primarily in:

                          - Obligations issued or guaranteed by:

                               - The U.S. government its agencies and
                                 instrumentalities, banks, and corporations; and

                               - Foreign governments, banks and corporations.

                          - Mortgage-backed and asset-backed securities.

                      - The average dollar-weighted duration of the Fund
                        normally will be greater than or equal to 7 years.

                      - The average quality rating for the Fund's portfolio will be greater than or equal to the "Baa" category as rated by Moody's Investors Service, Inc. ("Moody's") or the equivalent by Standard and Poor's(R) ("S&P(R)"). The Fund does not currently expect to invest more than 20% of its assets in fixed income securities rated lower than investment grade. The Fund will not invest in fixed income securities that have a quality rating less than "B" as rated by Moody's or the equivalent by S&P(R) (or, if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below a "B" or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.

                      - The Fund may hold up to 30% of its assets in obligations denominated in currencies other than the U.S. dollar, and may invest beyond this limit when considering U.S.-dollar-denominated securities of foreign issuers.

                      - The Fund may invest and reinvest in long or short
                        derivative instruments such as, but not limited to, futures contracts, options, and swap agreements.

                      - The Fund uses a multi-manager approach, using two or
                        more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Investment Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings, or fundamental issuer selection. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                      See "Additional Investment & Risk Information" for more about the Fund's investments.
--------------------------------------------------------------------------------

 34                                                               AB Funds Trust

Principal Risks       The Fund is subject to the following principal risks.
                      Other risks are described under "Additional Investment &
                      Risk Information."

                      - The Fund's value will fluctuate in response to interest
                        rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. An investor in this Fund should be able to accept some short-term fluctuations in value. Longer-term bonds are generally more volatile, as are lower-rated bonds. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible for you to lose money by investing in the Fund.

                      - There is a risk that the issuer of a fixed income
                        investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in a loss of anticipated payments or principal being reinvested at lower rates.

                      - Not all obligations of U.S. government agencies and
                        instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

                      - Bonds rated below investment grade involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments.

                      - Obligations of foreign issuers may be negatively
                        affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

                      - Investing in emerging markets involves even greater
                        risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

                      - Changes in currency exchange rates relative to the U.S.
                        dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.

                      - The Fund's use of derivative instruments may increase
                        the risk of loss.

                      - The performance of the Fund will depend on how
                        successfully its Sub-Advisers pursue its investment strategies.

WHAT IS DURATION?
Duration is a mathematical calculation of the average life of a bond that takes into account not only the maturity of the bond but also the time when payments are made thereon. It is a useful measure of sensitivity to interest rate changes -- the longer a bond's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.

Prospectus - Institutional Class                                              35

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART]

                                                                      EXTENDED-DURATION BOND FUND
                                                                      ---------------------------
2002                                                                             10.27
2003                                                                             11.32

 BEST AND WORST QUARTERLY RETURNS, INSTITUTIONAL CLASS SHARES (FOR THE PERIODS
                         REFLECTED IN THE CHART ABOVE)

                                                 RETURN   QUARTER/YEAR
Highest return/best quarter                       7.89%      2/2003
Lowest return/worst quarter                      (0.95%)     1/2002

The table below shows the Fund's returns, both before and after taxes, averaged over certain periods of time, and the performance of broad-based and composite indexes.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR    SINCE INCEPTION(1)
                                                                ------    ------------------
EXTENDED-DURATION BOND FUND
Return before taxes                                              11.32%         10.11%
Return after taxes on distributions(2)                            7.02%          5.62%
Return after taxes on distributions and sale of Fund
  shares(2)                                                       8.62%          6.15%
Composite Index (reflects no deduction for fees, expenses or
  taxes)(3)                                                       6.46%          9.09%
Lehman Brothers Long-Term Credit Index (reflects no
  deduction for fees, expenses or taxes)(4)                      10.43%         10.02%

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Composite Index is comprised of The Lehman Brothers Long-Term Government Index and The Lehman Brothers Long-Term Credit Index, each weighted 50%. The Lehman Brothers Long-Term Government Index is composed of securities in the long (more than 10 years) range of the U.S. Government Index. The Lehman Brothers Long-Term Credit Index is composed of a subset of the Lehman Brothers Credit Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity greater than 10 years. The weightings of the Composite Index are rebalanced from time to time as the Fund's asset allocation is rebalanced. The weightings of the Composite Index may not correlate with the Fund's asset allocation.

(4) The Lehman Brothers Long-Term Credit Index is composed of a subset of the Lehman Brothers Credit Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity greater than 10 years.

 36                                                               AB Funds Trust

FEES AND EXPENSES

WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Extended-Duration Fund's Institutional Class.

       SHAREHOLDER FEES                                            None
           (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
           (Expenses that are deducted from fund assets)
           Management fee                                         0.49%
           Distribution (12b-1) fee                                None
           Other expenses(1)                                      0.11%
                                                                 ------
           Total annual operating expenses                        0.60%
           Fee waiver and expense reimbursement(2)               (0.01%)
                                                                 ------
           Net expenses                                           0.59%

------------------
(1) "Other Expenses" include printing and transfer agency fees which are class specific.

(2) The "Fee waiver and expense reimbursement" reflect the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. In addition, the Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.65% for the Institutional Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

     - You reinvested all dividends and other distributions.

     - The Fund's average annual return was 5%.

     - The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
  INSTITUTIONAL CLASS              $60              $189              $329               $738

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

Prospectus - Institutional Class                                              37

THE EQUITY INDEX FUND SUMMARY

WHAT IS THE S&P 500(R)?
The Standard and Poor's 500(R) -- Total Return (the "S&P 500(R)") consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance.

PORTFOLIO DESCRIPTION

Investment
Objective             - The EQUITY INDEX FUND seeks to provide investment
                        results approximating the aggregate price and dividend performance of the securities included in the S&P 500(R).
--------------------------------------------------------------------------------

Principal
Investment Strategies - Under normal market conditions, the Fund will invest substantially all (at least 80%) of its total assets in the equity securities of the companies that make up the S&P 500(R), in weightings that approximate the relative composition of the securities contained in the S&P 500(R).

                      - The Fund may invest to a lesser extent in derivative
                        instruments, including exchange listed options, futures, and swap agreements, that are based on:

                          - The S&P 500(R);

                          - Companies included in the S&P 500(R); or

                          - Stock indexes other than but similar to the S&P
                            500(R).

                      - The companies chosen for inclusion in the S&P 500(R)
                        tend to be industry leaders within the U.S. economy as determined by Standard & Poor's(R). However, companies are not selected for inclusion by Standard & Poor's(R) because they are expected to have superior stock price performance relative to the market in general or other stocks in particular.

                      - The Fund uses one or more Sub-Advisers to manage its
                        portfolio under the oversight of the Investment Adviser. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Adviser(s).

                      - The Fund is passively managed, which means it tries to
                        duplicate the investment composition and performance of the S&P 500(R) using computer programs and statistical procedures. As a result, the Sub-Adviser(s) does not use traditional methods of fund investment management for the Fund, such as selecting securities on the basis of economic, financial, and market analysis. Rather, the Sub-Adviser(s) buy(s) and sells securities in response to changes in the S&P 500(R). Because the Fund has fees and transaction expenses while the S&P 500(R) has none, the Fund's returns are likely to be below those of the S&P 500(R).

                      - The correlation between the Fund's performance and the
                        S&P 500(R) is expected to be greater than 98%. However, it could be lower in certain market environments and due to certain stocks that may be excluded from the Fund's portfolio because of social investment policies and restrictions. (100% would indicate perfect correlation.)

                      - S&P(R) does not endorse any stock in the S&P 500(R).
                        "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)",
                        "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by AB Funds Trust. The Equity Income Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's(R) and Standard &

 38                                                               AB Funds Trust

                       Poor's(R) makes no representation regarding the advisability of investing in the Fund. For more information, see the section "The Equity Index Fund" on pages 29 to 30 of the Trust's Statement of Additional Information.

                      See "Additional Investment & Risk Information" for more about the Fund's investments.
--------------------------------------------------------------------------------

Principal Risks       The Fund is subject to the following principal risks.
                      Other risks are described under "Additional Investment &
                      Risk Information."

                      - There is no guarantee that the stock market or the
                        stocks that the Fund buys will increase in value. It is possible for you to lose money by investing in the Fund.

                      - The Fund's value will go up and down in response to
                        changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in the Fund should be able to accept significant short-term fluctuations in value.

                      - There is a risk that large capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. In the past, large capitalization stocks have gone through cycles of doing better or worse than the stock market in general.

                      - There is a risk that the Fund, which is passively
                        managed, may not perform as well as funds with more traditional methods of investment management, such as selecting securities based on economic, financial, and market analysis.

                      - The Fund's use of derivatives, such as S&P 500(R)
                        futures, may reduce the Fund's returns and increase its volatility.

                      - The Fund must pay various expenses, while the S&P
                        500's(R) total return does not reflect any expenses.

WHAT IS MARKET CAPITALIZATION?
Market capitalization is the total dollar value of all of an issuer's outstanding shares on a market. It is a measure of corporate size. The market capitalization of an issuer is equal to the number of its shares outstanding multiplied by the price per share.

Prospectus - Institutional Class                                              39

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART]

                                                                           EQUITY INDEX FUND
                                                                           -----------------
2002                                                                            -22.57
2003                                                                             28.19

 BEST AND WORST QUARTERLY RETURNS, INSTITUTIONAL CLASS SHARES (FOR THE PERIODS
                         REFLECTED IN THE CHART ABOVE)

                                                RETURN     QUARTER/YEAR
                                                -------    ------------
Highest return/best quarter                       15.09%      2/2003
Lowest return/worst quarter                      (17.46%)     3/2002

The table below shows the Fund's returns, both before and after taxes, averaged over certain periods of time, and the performance of a broad-based index.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR     SINCE INCEPTION(1)
                                                                -------    ------------------
EQUITY INDEX FUND
Return before taxes                                              28.19%          (1.66%)
Return after taxes on distributions(2)                           27.83%          (2.38%)
Return after taxes on distributions and sale of Fund
  shares(2)                                                      18.77%          (1.79%)
S&P 500(R) (reflects no deduction for fees, expenses or
  taxes)(3)                                                      28.71%          (1.02%)

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The S&P 500(R) includes 500 of the largest stocks (in terms of market value) in the United States.

 40                                                               AB Funds Trust

FEES AND EXPENSES

WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Equity Index Fund's Institutional Class.

       SHAREHOLDER FEES                                            None
           (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
           (Expenses that are deducted from fund assets)
           Management fee                                         0.17%
           Distribution (12b-1) fee                                None
           Other expenses(1)                                      0.11%
                                                                 ------
           Total annual operating expenses                        0.28%
           Fee waiver and expense reimbursement(2)               (0.03%)
                                                                 ------
           Net expenses                                           0.25%

------------------
(1) "Other expenses" include printing and transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.25% for the Institutional Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005. The "Fee waiver and expense reimbursement" also includes the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

     - You reinvested all dividends and other distributions.

     - The Fund's average annual return was 5%.

     - The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                  1 YEAR           3 YEARS*           5 YEARS*           10 YEARS*
  INSTITUTIONAL CLASS              $26               $87                $155               $353

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Prospectus - Institutional Class                                              41

THE VALUE EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment
Objective             - The VALUE EQUITY FUND seeks to provide long-term capital appreciation.

--------------------------------------------------------------------------------

Principal
Investment Strategies - The Fund invests mainly (at least 80% of its net assets and typically more) in equity securities. The Fund is diversified and focuses on large and medium-sized U.S. companies whose stocks are considered by the Fund's Sub-Advisers to be value stocks. Value stocks are generally those that are trading at prices that the Sub-Advisers believe are below what the stocks are worth or that may be out of favor with investors.

                      - These stocks typically have lower price/earnings ratios, lower asset valuations, and/or higher dividend yields relative to the U.S. market as a whole.

                      - The Fund may invest to a lesser extent in American
                        Depository Receipts, which represent ownership of underlying foreign securities that are denominated in U.S. dollars.

                      - The Fund uses a multi-manager approach, using two or
                        more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Investment Adviser. Each Sub-Adviser uses different investment styles to identify stocks it believes are undervalued or are generally out of favor with investors. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                      See "Additional Investment & Risk Information" for more about the Fund's investments.
--------------------------------------------------------------------------------

Principal Risks       The Fund is subject to the following principal risks.
                      Other risks are described under "Additional Investment &
                      Risk Information."

                      - There is no guarantee that the stock market or the
                        stocks that the Fund buys will increase in value. It is possible for you to lose money by investing in the Fund.

                      - The Fund's value will go up and down in response to
                        changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An undervalued stock may not increase in price as anticipated by a Sub-Adviser if other investors fail to recognize the company's value or the factors that the Sub-Adviser believed would increase the price do not occur. An investor in the Fund should be able to accept significant short-term fluctuations in value.

                      - There is a risk that value-oriented investments may not
                        perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets, and to outperform it during periods of flat or declining markets.

                      - The performance of the Fund will depend on how
                        successfully its Sub-Advisers pursue its investment strategies.

WHAT ARE VALUE FUNDS?
Value funds generally emphasize stocks of companies that are believed to be fundamentally attractive based on certain valuation factors. These stocks generally have growth prospects regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such factors as revenue, earnings, book value, and dividends. This is in contrast to stocks with above-average growth prospects, in which the Growth Equity Fund primarily invests. Both categories of stocks have produced similar returns in the past, although each category has periods when it outperforms the other.

 42                                                               AB Funds Trust

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART]

                                                                           VALUE EQUITY FUND
                                                                           -----------------
2002                                                                            -17.22
2003                                                                             31.09

 BEST AND WORST QUARTERLY RETURNS, INSTITUTIONAL CLASS SHARES (FOR THE PERIODS
                         REFLECTED IN THE CHART ABOVE)

                                                RETURN     QUARTER/YEAR
                                                -------    ------------
Highest return/best quarter                      18.11%       2/2003
Lowest return/worst quarter                     (19.38%)      3/2002

The table below shows the Fund's returns, both before and after taxes, averaged over certain periods of time, and the performance of a broad-based index.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR    SINCE INCEPTION(1)
                                                                ------    ------------------
VALUE EQUITY FUND
Return before taxes                                             31.09%          2.26%
Return after taxes on distributions(2)                          30.61%          1.53%
Return after taxes on distributions and sale of Fund
  shares(2)                                                     20.77%          1.54%
Russell 1000(R) Value (reflects no deduction for fees,
  expenses or taxes)(3)                                         30.03%          2.67%

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Russell 1000(R) Value is a large-cap index consisting of those Russell 1000(R) securities with a less-than-average growth orientation. Companies in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Prospectus - Institutional Class                                              43

FEES AND EXPENSES

WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Value Equity Fund's Institutional Class.

       SHAREHOLDER FEES                                            None
           (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
           (Expenses that are deducted from fund assets)
           Management fee                                         0.70%
           Distribution (12b-1) fee                                None
           Other expenses(1)                                      0.08%
                                                                 ------
           Total annual operating expenses                        0.78%
           Fee waiver and expense reimbursement(2)               (0.02%)
                                                                 ------
           Net expenses(3)                                        0.76%

------------------
(1) "Other expenses" include printing and transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 0.76% for the Institutional Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005. The "Fee waiver and expense reimbursement" also includes the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund.

(3) The Trust has arrangements with certain broker-dealers who have agreed to pay certain expenses in return for the direction of a portion of the Fund's brokerage business. In the Fund's last fiscal year, these arrangements reduced the Fund's net annual fund operating expenses by 0.01%.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

     - You reinvested all dividends and other distributions.

     - The Fund's average annual return was 5%.

     - The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                  1 YEAR           3 YEARS*           5 YEARS*           10 YEARS*
  INSTITUTIONAL CLASS              $78               $247               $431               $965

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

 44                                                               AB Funds Trust

THE GROWTH EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment
Objective             - The GROWTH EQUITY FUND seeks to provide long-term
                        capital appreciation. Any income is incidental to this objective.
--------------------------------------------------------------------------------

Principal
Investment Strategies - The Fund invests mainly (at least 80% of its net assets and typically more) in equity securities. The Fund is diversified and focuses on large- and medium-sized U.S. companies whose stocks are considered by the Fund's Sub-Advisers to have above-average growth prospects.

                      - The Fund focuses on companies believed to have
                        above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, the prices of such stocks are typically above-average in relation to such measures as revenue, earnings, and book value when compared to the U.S. market as a whole.

                      - The Fund may invest to a lesser extent in American
                        Depository Receipts, which represent ownership of underlying foreign securities that are denominated in U.S. dollars.

                      - The Fund uses a multi-manager approach, using two or
                        more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Investment Adviser. Each Sub-Adviser uses both fundamental research and quantitative analysis to select stocks it believes have above-average growth prospects, but may make investment decisions for the Fund based on an analysis of differing factors, such as revenue and earnings growth, or unanticipated positive earnings. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                      See "Additional Investment & Risk Information" for more about the Fund's investments.
--------------------------------------------------------------------------------

Prospectus - Institutional Class                                              45

Principal Risks       The Fund is subject to the following principal risks.
                      Other risks are described under "Additional Investment &
                      Risk Information."

                      - There is no guarantee that the stock market or the
                        stocks that the Fund buys will increase in value. It is possible for you to lose money by investing in the Fund.

                      - The Fund's value will go up and down in response to
                        changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in this Fund should be able to accept significant short-term fluctuations in value.

                      - Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by factors influencing that sector, including market, economic, political or regulatory developments. The Fund's performance may also suffer if a sector does not perform as well as the Sub-Advisers expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.

                      - There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets, and to lag during periods of flat or declining markets.

                      - The performance of the Fund will depend on how
                        successfully its Sub-Advisers pursue its investment strategies.

WHAT ARE GROWTH FUNDS?
Growth funds invest in the stock of growth-oriented companies, seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return, if any, in the form of capital appreciation.

 46                                                               AB Funds Trust

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART]

                                                                          GROWTH EQUITY FUND
                                                                          ------------------
2002                                                                            -28.08
2003                                                                             29.56

 BEST AND WORST QUARTERLY RETURNS, INSTITUTIONAL CLASS SHARES (FOR THE PERIODS
                         REFLECTED IN THE CHART ABOVE)

                                                RETURN     QUARTER/YEAR
                                                -------    ------------
Highest return/best quarter                      14.45%       2/2003
Lowest return/worst quarter                     (17.49%)      2/2002

The table below shows the Fund's returns, both before and after taxes, averaged over certain periods of time, and the performance of a broad-based index.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR    SINCE INCEPTION(1)
                                                                ------    ------------------
GROWTH EQUITY FUND
Return before taxes                                             29.56%          (3.67%)
Return after taxes on distributions(2)                          29.56%          (3.67%)
Return after taxes on distributions and sale of Fund
  shares(2)                                                     19.22%          (3.11%)
Russell 1000(R) Growth (reflects no deduction for fees,
  expenses or taxes)(3)                                         29.75%          (3.51%)

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Russell 1000(R) Growth is a large-cap index consisting of those Russell 1000(R) securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Prospectus - Institutional Class                                              47

FEES AND EXPENSES

WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Growth Equity Fund's Institutional Class.

       SHAREHOLDER FEES                                            None
           (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES(1)
           (Expenses that are deducted from fund assets)
           Management fee                                         0.84%
           Distribution (12b-1) fee                                None
           Other expenses(2)                                      0.08%
                                                                 ------
           Total annual operating expenses                        0.92%
           Fee waiver and expense reimbursement(3)               (0.05%)
                                                                 ------
           Net expenses(4)                                        0.87%

------------------
(1) The information in the table has been restated to reflect the current levels of management fees and the fee waiver and reimbursement agreement.

(2) "Other expenses" include printing and transfer agency fees which are class specific.

(3) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 0.87% for the Institutional Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005. The information has been restated to reflect the current level of the fee waiver and reimbursement agreement. The "Fee waiver and expense reimbursement" also includes the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund.

(4) The Trust has arrangements with certain broker-dealers who have agreed to pay certain expenses in return for the direction of a portion of the Fund's brokerage business. In the Fund's last fiscal year, these arrangements reduced the Fund's net annual fund operating expenses by 0.02%.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

     - You reinvested all dividends and other distributions.

     - The Fund's average annual return was 5%.

     - The Fund's operating expenses remain the same.

 48                                                               AB Funds Trust

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                  1 YEAR           3 YEARS*           5 YEARS*           10 YEARS*
  INSTITUTIONAL CLASS              $89               $288               $505              $1,129

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Prospectus - Institutional Class                                              49

THE SMALL CAP EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment
Objective             - The SMALL CAP EQUITY FUND seeks to provide long-term
                        capital appreciation. Any income received is incidental to this objective.
--------------------------------------------------------------------------------

Principal
Investment Strategies - The Fund invests mainly (at least 80% of its net assets and typically more) in common stocks of U.S. companies that, at the time of purchase, are in the small capitalization segment of the U.S. equity market, consistent with the capitalization range of companies comprising the Russell 2000(R) Index. The Fund's portfolio is diversified among a large number of companies across different industries and economic sectors.

                      - 10-15% of the Fund's assets are managed using a passive
                        investment approach that seeks to replicate the performance of the Russell 2000(R) Value Index.

                      - The Fund is generally diversified with respect to stocks possessing attractive fundamental values and strong growth prospects. Many of the companies in which the Fund invests retain their earnings to finance current and future growth. These companies generally pay little or no dividends.

                      - The Fund uses a multi-manager approach, using two or
                        more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Investment Adviser. The Sub-Advisers, using fundamental research and quantitative analysis (except when pursuing a passive strategy), select stocks that they believe have favorable investment characteristics, but may make investment decisions for the Fund based on an analysis of differing factors, such as revenue and earnings growth, relative valuation, business catalysts, or quality of management. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                      See "Additional Investment & Risk Information" for more about the Fund's investments.
--------------------------------------------------------------------------------

 50                                                               AB Funds Trust

Principal Risks       The Fund is subject to the following principal risks.
                      Other risks are described under "Additional Investment &
                      Risk Information."

                      - There is no guarantee that the stock market or the
                        stocks that the Fund buys will increase in value. It is possible for you to lose money by investing in the Fund.

                      - The Fund invests primarily in small companies. An
                        investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

                      - The Fund's value will go up and down in response to
                        changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in this Fund should be able to accept significant short-term fluctuations in value.

                      - The Fund expects to have a high portfolio turnover rate.
                        High turnover creates more transaction costs and negative tax consequences that may have a negative impact on your investment in the Fund.

                      - The Fund may invest in initial public offerings which
                        entails special risks, including limited operating history of the issuing companies, unseasoned trading and limited liquidity.

                      - The performance of the Fund will depend on how
                        successfully its Sub-Advisers pursue its investment strategies.

                      - There is a risk that the portion of the Fund which is
                        passively managed may not perform as well as funds with traditional methods of investment management.

WHAT IS MARKET CAPITALIZATION?
Market capitalization is the total dollar value of all of an issuer's outstanding shares on a market. It is a measure of corporate size. The market capitalization of an issuer is equal to the number of its shares outstanding multiplied by the price per share.

Prospectus - Institutional Class                                              51

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
[BAR CHART]

                                                                         SMALL CAP EQUITY FUND
                                                                         ---------------------
2002                                                                            -22.13
2003                                                                             46.19

 BEST AND WORST QUARTERLY RETURNS, INSTITUTIONAL CLASS SHARES (FOR THE PERIODS
                         REFLECTED IN THE CHART ABOVE)

                                                RETURN     QUARTER/YEAR
                                                -------    ------------
Highest return/best quarter                      22.81%       2/2003
Lowest return/worst quarter                     (22.35%)      3/2002

The table below shows the Fund's returns, both before and after taxes, averaged over certain periods of time, and the performance of a broad-based index.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002

                                                                1 YEAR    SINCE INCEPTION(1)
                                                                ------    ------------------
SMALL CAP EQUITY FUND
Return before taxes                                             46.19%          6.21%
Return after taxes on distributions(2)                          46.19%          6.21%
Return after taxes on distributions and sale of Fund
  shares(2)                                                     30.03%          5.31%
Russell 2000(R) (reflects no deduction for fees, expenses or
  taxes)(3)                                                     47.25%          7.92%

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Russell 2000(R) is a small-cap index consisting of the smallest 2000 companies in the Russell 3000(R), representing approximately 7% of the Russell 3000(R) Index total market capitalization.

 52                                                               AB Funds Trust

FEES AND EXPENSES

WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Equity Fund's Institutional Class.

       SHAREHOLDER FEES                                            None
           (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
           (Expenses that are deducted from fund assets)
           Management fee                                         1.09%
           Distribution (12b-1) fee                                None
           Other expenses(1)                                      0.18%
                                                                 ------
           Total annual operating expenses                        1.27%
           Fee waiver and expense reimbursement(2)               (0.09%)
                                                                 ------
           Net expenses(3)                                        1.18%

------------------
(1) "Other expenses" include printing and transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 1.18% for the Institutional Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005. The "Fee waiver and expense reimbursement" also includes the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund.

(3) The Trust has arrangements with certain broker-dealers who have agreed to pay certain expenses in return for the direction of a portion of the Fund's brokerage business. In the Fund's last fiscal year, these arrangements reduced the Fund's net annual fund operating expenses by 0.06%.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

     - You reinvested all dividends and other distributions.

     - The Fund's average annual return was 5%.

     - The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                  1 YEAR           3 YEARS*           5 YEARS*           10 YEARS*
  INSTITUTIONAL CLASS              $120              $394               $689              $1,531

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Prospectus - Institutional Class                                              53

THE INTERNATIONAL EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment
Objective             - The INTERNATIONAL EQUITY FUND seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
--------------------------------------------------------------------------------

Principal
Investment Strategies - The Fund invests mainly (at least 80% of its net assets and typically more) in common stocks of foreign companies in countries having economies and markets generally considered to be developed. The Fund's portfolio is diversified among a large number of companies across different industries and economic sectors.

                      - The Fund may also invest to a lesser extent in common
                        stocks of foreign companies located in emerging markets.

                      - Common stocks of foreign companies are predominantly
                        traded on foreign stock exchanges.

                      - Although the Fund has the flexibility to invest a
                        significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions. An issuer is considered to be from the country where it is located, where it is headquartered or incorporated, where the majority of its assets are located, or where it generates the majority of its operating income.

                      - The Fund may invest to a lesser extent in American
                        Depository Receipts and Global Depository Receipts and other similar instruments, each of which represents ownership of underlying foreign securities in currencies other than that of the country of incorporation.

                      - The Fund may use currency transactions, such as forward
                        contracts, to hedge its non-U.S.-dollar-denominated obligations or for investment purposes.

                      - The Fund uses a multi-manager approach, using two or
                        more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Investment Adviser. The Sub-Advisers, in managing their respective portions of the Fund's portfolio, practice different investment styles that the Investment Adviser believes complement one another. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                      See "Additional Investment & Risk Information" for more about the Fund's investments.
--------------------------------------------------------------------------------

 54                                                               AB Funds Trust

Principal Risks       The Fund is subject to the following principal risks.
                      Other risks are described under "Additional Investment &
                      Risk Information."

                      - There is no guarantee that the international stock
                        markets or the stocks that the Fund buys will increase in value. It is possible for you to lose money by investing in the Fund.

                      - The Fund's value will go up and down in response to
                        changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions. An investor in the Fund should be able to accept significant short-term fluctuations in value.

                      - Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

                      - Changes in currency exchange rates relative to the U.S.
                        dollar may negatively affect the values of foreign investments held by the Fund. Sub-Advisers may make currency investment decisions independent of their underlying stock selections.

                      - Investing in emerging markets involves even greater
                        risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

                      - The performance of the Fund will depend on how
                        successfully its Sub-Advisers pursue its investment strategies.

Prospectus - Institutional Class                                              55

PERFORMANCE

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART]

                                                                       INTERNATIONAL EQUITY FUND
                                                                       -------------------------
2002                                                                            -11.72
2003                                                                             36.06

 BEST AND WORST QUARTERLY RETURNS, INSTITUTIONAL CLASS SHARES (FOR THE PERIODS
                         REFLECTED IN THE CHART ABOVE)

                                                RETURN     QUARTER/YEAR
                                                -------    ------------
Highest return/best quarter                      19.05%       2/2003
Lowest return/worst quarter                     (18.35%)      3/2002

The table below shows the Fund's returns, both before and after taxes, averaged over certain periods of time, and the performance of a broad-based index.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                1 YEAR    SINCE INCEPTION(1)
                                                                ------    ------------------
INTERNATIONAL EQUITY FUND
Return before taxes                                             36.06%           5.93%
Return after taxes on distributions(2)                          36.16%           5.71%
Return after taxes on distributions and sale of Fund
  shares(2)                                                     24.29%           5.05%
MSCI All Country World Index Free Ex-U.S. (reflects no
  deduction for fees, expenses or taxes)(3)                     40.83%           5.39%

------------------
(1) Inception date of the Fund is August 27, 2001.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) MSCI All Country World Index (ACWI) Free Ex-U.S. benchmark invests in the following countries: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia Free, Ireland, Israel, Italy, Japan, Jordan, Korea, Malaysia, Mexico, Morocco, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines Free, Poland, Portugal, Russia, Singapore Free, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Kingdom, and Venezuela.

 56                                                               AB Funds Trust

FEES AND EXPENSES

WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund's Institutional Class.

       SHAREHOLDER FEES                                            None
           (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
           (Expenses that are deducted from fund assets)
           Management fee                                         0.98%
           Distribution (12b-1) fee                                None
           Other expenses(1)                                      0.16%
                                                                 ------
           Total annual operating expenses                        1.14%
           Fee waiver and expense reimbursement(2)               (0.17%)
                                                                 ------
           Net expenses(3)                                        0.97%

------------------
(1) "Other expenses" include printing and transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 0.97% for the Institutional Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2005. The "Fee waiver and expense reimbursement" also includes the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund.

(3) The Trust has arrangements with certain broker-dealers who have agreed to pay certain expenses in return for the direction of a portion of the Fund's brokerage business. In the Fund's last fiscal year, these arrangements reduced the Fund's net annual fund operating expenses by 0.02%.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

     - You reinvested all dividends and other distributions.

     - The Fund's average annual return was 5%.

     - The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                  1 YEAR           3 YEARS*           5 YEARS*           10 YEARS*
  INSTITUTIONAL CLASS              $99               $346               $613              $1,379

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

------------------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2005. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Prospectus - Institutional Class                                              57

ADDITIONAL INVESTMENT & RISK INFORMATION

The following is a list of other investment strategies employed by the Funds and certain risks that may apply to your investments in the Funds. These are in addition to the investment strategies and risks listed in each Fund's Risk & Return Summary. Further information about investment strategies and risks is available in the Funds' Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS: Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive investments. These investments may include cash, shares of the Money Market Fund, high quality short-term debt obligations, and other money market instruments. During these periods, a Fund may not meet its investment objective.

SECURITIES LENDING: The Funds may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized and bank guaranteed loans) to reduce related risks.

MORTGAGE-BACKED AND ASSET-BACKED OBLIGATIONS: The Bond Funds may invest in collateralized debt instruments issued or underwritten by U.S. organizations and organizations located in developed markets. The Bond Funds' use of these securities has risks in addition to the risks of conventional debt securities. These obligations may be unsecured, or an issuer may have limited ability to enforce its interest in the underlying assets, which means there may be no collateral for the Fund to seize if the borrower defaults. Because principal is paid back over the life of the security rather than at maturity, these securities are subject to the risk of prepayment. Prepayments generally increase when interest rates fall, resulting in a risk that principal is re-invested at lower interest rates. In certain situations, prepayment may result in a loss of anticipated interest and/or principal payments, as well as any premium the Fund may have paid.

DERIVATIVES: The Select Funds may use long or short positions in derivatives such as, but not limited to, equity futures contracts and U.S. Treasury futures contracts, as well as options in order to maintain market exposure, to reduce market exposure, to maintain liquidity, or to commit cash pending investment.

The International Equity Fund and Bond Funds may also use currency transactions, such as forward contracts, futures and options on currencies. They may use these currency transactions to hedge their non-U.S.-dollar-denominated obligations and may also use them for investment purposes.

Each Institutional Blended Fund may invest up to 10% of its assets directly in exchange-listed equity futures contracts and exchange-listed U.S. Treasury futures contracts in order to gain exposure to the U.S. equity and fixed income markets on cash balances. The Institutional Blended Funds may also sell exchange-listed equity futures contracts, U.S. Treasury Securities and exchange listed U.S. Treasury futures contracts short to reduce exposure.

The Funds' use of derivatives may reduce their return and increase volatility. Derivatives also may involve additional expenses, which would reduce any benefit or increase any loss of a Fund using the derivative.

WHAT ARE DERIVATIVES?
Derivatives are investments whose values are based on (or "derived" from) a stock, bond, other asset, or index. These investments include options, futures contracts, and similar investments. Futures and options are popular types of derivatives, because they are easily bought and sold, and have market values that are regularly calculated and published.

 58                                                               AB Funds Trust

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER

WHAT IS A MANAGER OF MANAGERS?
The Investment Adviser does not make the day-to-day investment decisions for the Select Funds. Rather, it retains the services of experienced investment management firms (the Sub-Advisers) to do so. The Investment Adviser oversees the performance of these Sub-Advisers and allocates the assets of each Select Fund among them.

SBC Financial Services, Inc., an affiliate of the Annuity Board, serves as the investment adviser to the Funds, under its advisory agreement with the AB Funds Trust (the "Trust") and subject to the supervision of the Trust's Board of Trustees. The Investment Adviser allocates each Institutional Blended Fund's investments among all or some of the Institutional Class of the Select Funds. With respect to the Select Funds the Investment Adviser is a "manager of managers," it continually monitors the performance and operations of the Sub-Advisers of the Select Funds and allocates the assets of each Select Fund among them. It oversees each Sub-Adviser's adherence to its stated investment style and compliance with the relevant Fund's investment objective, policies and limitations. It recommends to the Board of Trustees the hiring or changing of Sub-Advisers. Changes are made in a Select Fund's Sub-Advisers only when approved by the Board of Trustees. The Trust has been granted an order from the SEC to allow it to change sub-advisers and sub-advisory agreements without shareholder approval, provided that shareholders of the applicable Fund will be notified of such change within 90 days.

The Annuity Board was established in 1918 and exists to assist churches and other Southern Baptist entities by making available retirement plan services, life and health coverage, risk management programs and personal and institutional investment programs. During the fiscal year ended December 31, 2003, each Fund paid monthly aggregate management fees to the Investment Adviser and the Sub-Advisers at the following annual percentage rate of its average daily net assets:

       FUND                                                            MANAGEMENT FEE
       Flexible Income Fund I                                               0.10%*
       Growth & Income Fund I                                               0.10%*
       Capital Opportunities Fund I                                         0.10%*
       Global Equity Fund I                                                 0.10%*
       Money Market Fund                                                    0.21%
       Low-Duration Bond Fund                                               0.41%
       Medium-Duration Bond Fund                                            0.44%
       Extended-Duration Bond Fund                                          0.49%
       Equity Index Fund                                                    0.17%
       Value Equity Fund                                                    0.70%
       Growth Equity Fund                                                   0.77%
       Small Cap Equity Fund                                                1.09%
       International Equity Fund                                            0.98%

------------------
* In addition, the Institutional Blended Funds indirectly bear their proportionate share of the management fee and other expenses of the underlying Select Funds.

The Annuity Board will, at all times, directly or indirectly control the vote of at least 60% of each Fund's shares. The Funds will refuse to accept any investment that would result in a change of such control. This means that the Annuity Board will control the vote on any matter that requires shareholder approval.

Prospectus - Institutional Class                                              59

SUB-ADVISERS

WHAT IS A SUB-ADVISER?
Each Sub-Adviser makes the day-to-day investment decisions for the Select Fund's assets that it manages, subject to the supervision of the Investment Adviser and the Board of Trustees. Each Sub-Adviser continuously reviews, supervises and administers its own investment program.

Below is a list of each Select Fund's Sub-Advisers and their staff who are primarily responsible for the day-to-day management of the Select Fund's assets.

MONEY MARKET FUND:

BlackRock Institutional Management Corporation ("BIMC"), Wilmington,
Delaware: BIMC is a wholly-owned subsidiary of BlackRock, Inc., a premier provider of global investment management and risk management products, with $309 billion in assets under management as of December 31, 2003. A team of portfolio managers, led by Thomas H. Nevin, manages the Money Market Fund. With BIMC (and its predecessor organizations) since 1979, Mr. Nevin, Managing Director, has over 27 years of experience in the securities industry. BlackRock is affiliated with PFPC Distributors, Inc., the Funds' Distributor, and PFPC Inc., which provides Transfer Agency and Administration and Accounting services to the Funds. BlackRock, PFPC Inc. and PFPC Distributors, Inc. are all members of The PNC Financial Services Group, Inc.

LOW-DURATION BOND FUND:

BlackRock Advisors, Inc. ("BAI"), Wilmington, Delaware: BAI is a wholly-owned subsidiary of BlackRock, Inc., a premier provider of global investment management and risk management products, with $309.4 billion in assets under management as of December 31, 2003. A team of portfolio managers, led by Scott Amero, manages BAI's portion of the Low-Duration Bond Fund. With BlackRock since 1990, Mr. Amero, Managing Director, specializes in the short and intermediate duration sectors, including asset-backed securities, adjustable rate mortgage securities and other short duration mortgage products. BlackRock is affiliated with PFPC Distributors, Inc., the Funds' Distributor, and PFPC Inc., which provides Transfer Agency and Administration and Accounting services to the Funds. BlackRock, PFPC Inc. and PFPC Distributors, Inc. are all members of The PNC Financial Services Group, Inc.

Pacific Investment Management Company LLC ("PIMCO"), Newport Beach,
California: PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed income portfolios. PIMCO was one of the first investment managers to specialize in fixed income and has successfully managed its total return strategy on behalf of its clients since the 1970s. PIMCO has assets under management of approximately $373.8 billion. Chris P. Dialynas serves as portfolio manager for PIMCO's portion of the Low-Duration Bond Fund. He joined PIMCO in 1980 and serves as Managing Director, portfolio manager and a senior member of PIMCO's investment strategy group. Mr. Dialynas has 22 years of investment experience.

PIMCO and certain of its affiliates are subjects of regulatory proceedings and investigations concerning market timing and related trading activities in certain PIMCO Funds, and revenue-sharing and brokerage recognition arrangements related to certain PIMCO Funds. PIMCO, certain of its affiliates, related funds and others have been named as defendants in multiple lawsuits that generally relate to the same facts. Nome of the allegations concerning PIMCO or its affiliates relate to AB Funds Trust, and PIMCO believes that these matters will not have a material adverse effect on the Low-Duration Bond Fund or on PIMCO's ability to perform its investment advisory services to the Low-Duration Bond Fund.

Payden & Rygel, Los Angeles, California: Payden & Rygel is one of the largest global independent investment managers in the United States, with over $50.3 billion in assets under management. Founded in 1983, the firm is a leader in the active management of fixed-income and equity portfolios for a diversified client base. Payden & Rygel advises corporations, foundations and endowments, pension plans, public funds and individual investors on their overall investment strategies. The firm manages its portion of the Low-Duration Bond Fund utilizing a team approach that exploits the collective wisdom of a highly qualified group of professionals. The Investment Policy Committee, comprised of managing principals averaging a 14-year tenure with the firm, oversees the investment process.

 60                                                               AB Funds Trust

MEDIUM-DURATION BOND FUND:

Goldman Sachs Asset Management, L.P. ("GSAM") New York, NY: GSAM serves as Sub-Adviser to a portion of the Medium-Duration Bond Fund. Prior to the end of April, 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co. ("Goldman Sachs"), served as the Sub-Adviser for its portion of the Medium-Duration Bond Fund. Thereafter, GSAM assumed Goldman Sachs Sub-Advisory responsibilities to the Medium-Duration Bond Fund. As of December 31, 2003, GSAM, along with other units of the Investment Management Division, had approximately $375.7 billion in assets under management. The portfolio management team managing its portion of the Medium-Duration Bond Fund is lead by Jonathan A. Beinner, Managing Director and Head of Taxable Fixed Income. Mr. Beinner joined Goldman Sachs in 1990. He became a portfolio manager in 1992.

Pacific Investment Management Company LLC ("PIMCO"), Newport Beach,
California: PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed income portfolios. PIMCO was one of the first investment managers to specialize in fixed income and has successfully managed its total return strategy on behalf of its clients since the 1970s. PIMCO has assets under management of approximately $373.8 billion. Chris P. Dialynas serves as portfolio manager for PIMCO's portion of the Medium-Duration Bond Fund. He joined PIMCO in 1980 and serves as Managing Director, portfolio manager and a senior member of PIMCO's investment strategy group. Mr. Dialynas has 22 years of investment experience.

PIMCO and certain of its affiliates are subjects of regulatory proceedings and investigations concerning market timing and related trading activities in certain PIMCO Funds, and revenue-sharing and brokerage recognition arrangements related to certain PIMCO Funds. PIMCO, certain of its affiliates, related funds and others have been named as defendants in multiple lawsuits that generally relate to the same facts. None of the allegations concerning PIMCO or its affiliates relate to AB Funds Trust, and PIMCO believes that these matters will not have a material adverse effect on the Medium-Duration Bond Fund or on PIMCO's ability to perform its investment advisory services to the Medium-Duration Bond Fund.

Western Asset Management Company, Pasadena, California: Since 1971, Western has been managing fixed-income assets. It currently manages $148.3 billion in assets that span the yield curve and globe. Western utilizes a team based approach to portfolio management, bringing the expertise of all of its sector specialists, as guidelines allow, to all portfolios. Western's Investment Strategy Group sets policy for its portion of the Medium-Duration Bond Fund, with that policy implemented by the portfolio team.

Western Asset Management Limited ("WAML"), Bishopgate, London, England: WAML manages approximately $28.5 billion in assets, as of January 31, 2004. It utilizes a team based approach to portfolio management to manage a portion of the Medium-Duration Bond Fund's investments in obligations denominated in currencies other than the U.S. dollar, in which the Medium-Duration Bond Fund may invest up to 20% of its assets.

EXTENDED-DURATION BOND FUND:

Loomis, Sayles & Company, L.P., Boston, Massachusetts: Established in 1926, Loomis, Sayles & Company, L.P. manages approximately $54.8 billion in fixed income and equity assets for institutional, high net worth and mutual fund clients. Daniel J. Fuss serves as portfolio manager to its portion of the Extended-Duration Bond Fund. With 42 years in the investment industry, Daniel J. Fuss has been with Loomis, Sayles & Company, L.P. since 1976. He holds the position of Vice Chairman and Director of Loomis, Sayles & Company, L.P.

STW Fixed Income Management Ltd., Santa Barbara, California: STW has been a specialty bond manager since 1977. Investment grade fixed income management is its only business and assets under management are approximately $9.3 billion. Investment decisions for STW's portion of the Extended-Duration Bond Fund are made by its fixed income investment team.

Prospectus - Institutional Class                                              61

EQUITY INDEX FUND:

Northern Trust Investments, Inc. ("Northern Investments"), Chicago,
Illinois: Northern Investments has been managing assets since it was founded in 1889. Northern Investments and its subsidiaries have assets under management of approximately $420 billion. It uses a "quantitative management" team approach to manage the Equity Index Fund. All decisions are made in a systematic manner and are not dependent on a specific individual.

VALUE EQUITY FUND:

Barrow, Hanley, Mewhinney & Strauss, Inc. ("BHMS"), Dallas, Texas: BHMS was founded in 1979 to manage large capitalization equities for a limited number of institutional clients. Assets under management total $33.2 billion as of January 31, 2004 in large, mid and small cap value equities, as well as fixed income securities. Its strategy is a team-oriented value approach utilizing fundamental research to construct portfolios. With 25 years of investment experience, Ray Nixon, Jr., Principal, is the portfolio manager of its portion of the Value Equity Fund. He joined BHMS in 1994 from Salomon Smith Barney, Inc., where he was a member of the Investment Policy Committee and served as their Lead Institutional Stockbroker for the Southwest. During his 26-year investment career, he also served as a Research Analyst.

Equinox Capital Management, LLC, New York, New York: Founded in 1989, Equinox Capital Management now manages $5.7 billion in assets. Wendy D. Lee, Chief Executive Officer, serves as portfolio manager for its portion of the Value Equity Fund. Ms. Lee joined Equinox Capital Management in 1992 as Director of Research. Ms. Lee has over 20 years of investment management experience and has had significant experience within the value-investing arena. She is a CFA Charterholder.

Northern Trust Investments, Inc., Chicago, Illinois: Northern Investments has been managing assets since it was founded in 1889. Northern Investments and its subsidiaries have assets under management of approximately $420 billion. It uses a team approach to manage its portion of the Value Equity Fund.

Numeric Investors L.P., Cambridge, Massachusetts: Founded in 1989, Numeric is an investment manager of U.S., Japanese and European equity portfolios using quantitative stock selection and risk control techniques. It has approximately $7.3 billion in assets under management. Arup Datta, CFA, is the portfolio manager for its portion of the Value Equity Fund. Mr. Datta joined Numeric in 1993.

GROWTH EQUITY FUND:

Marsico Capital Management, LLC ("Marsico"), Denver, Colorado: Marsico has been a registered investment adviser since September 1997. The firm currently manages assets in excess of $30.7 billion. Thomas F. Marsico manages the investment program of the Fund. Mr. Marsico has 23 years of experience serving as a security analyst and portfolio manager.

Northern Trust Investments, Inc., Chicago, Illinois: Northern Investments has been managing assets since it was founded in 1889. Northern Investments and its subsidiaries have assets under management of approximately $420 billion. It uses a team approach to manage its portion of the Growth Equity Fund.

RCM, San Francisco, California: RCM (formerly Dresner RCM Global Investors LLC) was founded as a large cap growth equity manager in 1970. As of December 31, 2003, it had approximately $48 billion under management and advice. M. Brad Branson, CFA, CO-CIO and Senior Portfolio Manager for its portion of the Growth Equity Fund. He joined in 1993 as a member of the Equity Portfolio Management Team. He has 11 years experience in the industry.

Sands Capital Management, Inc. ("Sands"), Arlington, Virginia: Sands has been managing assets since it was founded in 1992. Sands currently has over $6.2 billion in assets under management. The firm manages assets utilizing a large capitalization growth equity strategy.

TCW Investment Management Company, Los Angeles, California: Established in 1971, TCW's primary business is the provision of investment management services. It specializes in the management of taxable and tax-exempt pools of capital for pension and profit sharing funds, retirement/health and welfare funds, public employee retirement funds, financial institutions,

 62                                                               AB Funds Trust
endowments and foundations as well as foreign investors. It also provides investment management services to individuals and manages a full line of no-load mutual funds. As of January 31, 2004, it had approximately $89.6 billion in assets under management. Its portion of the Growth Equity Fund is managed on a team basis and led by the Senior Portfolio Manager -- Glen E. Bickerstaff. Prior to joining TCW in 1998, Mr. Bickerstaff was a Vice President and Senior Portfolio Manager at Transamerica Investment Services.

SMALL CAP EQUITY FUND:

Aronson + Johnson + Ortiz LP, Philadelphia, Pennsylvania: Aronson + Johnson + Ortiz (formerly Aronson + Partners) is a value-oriented, quantitative domestic equity manager, founded in 1984. It currently manages $14.9 billion for more than 50 clients. A team led by portfolio managers Theodore R. Aronson, Kevin M. Johnson, and Martha E. Ortiz manage its portion of the Small Cap Equity Fund.

High Rock Capital LLC, Boston, Massachusetts: High Rock manages approximately $918 million in small cap value accounts and commingled vehicles. David Diamond serves as the portfolio manager for its portion of the Small Cap Equity Fund. Prior to founding High Rock in 1997, Mr. Diamond was with The Boston Company Asset Management, Inc., where he was the senior member of the firm's equity policy committee.

Northern Trust Investments, Inc., Chicago, Illinois: Northern Investments has been managing assets since it was founded in 1889. Northern Investments and its subsidiaries have assets under management of approximately $420 billion. It uses a "quantitative management" team approach to manage the passive investment portion of the Small Cap Equity Fund. Decisions are made in a systematic manner and are not dependent on a specific individual.

Provident Investment Counsel, Inc., Pasadena, California: PIC has been in the investment management industry since 1951. It is a growth equity manager with approximately $6.2 billion in assets. Mr. Lauro Guerra, CFA, CIC, is the lead Portfolio Manager of its portion of the Small Cap Equity Fund. Mr. Guerra has been in the investment industry since 1983, and has been with PIC since 1983 where he is currently serving in the role of Managing Director.

TimesSquare Capital Management, Inc. ("TSCM"), New York, New York: TSCM is a registered investment adviser with a focus on institutional clients. The firm was formed in 2000 and currently manages assets in excess of $43 billion. TSCM integrates highly experienced teams of investment specialists and time-tested strategies, driven by internally generated research, into one dynamic organization. Yvette Bockstein and Grant Babyak serve as portfolio managers for the small cap growth strategy. They are both Managing Directors of the firm and have over 37 and 15 years investment experience, respectively.

INTERNATIONAL EQUITY FUND:

Alliance Capital Management L.P. ("Alliance Capital"), New York, NY: Alliance Capital is a leading global investment management firm providing investment management services for many of the largest U.S. public and private employee benefit plans, foundations, public employee retirement funds, pension funds, endowments, banks, insurance companies and high-net-worth individuals worldwide. Alliance Capital is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As one of the world's leading global investment management organizations, Alliance Capital is able to compete for virtually any portfolio assignment in any developed capital market in the world. As of January 31, 2004, Alliance Capital had assets of approximately $485 billion under management.

On December 18, 2003, Alliance Capital reached terms with the New York Attorney General and the Securities and Exchange Commission for the resolution of regulatory claims with respect to market timing in some of Alliance Capital's proprietary retail mutual funds. None of the claims relate to AB Funds Trust, for which Alliance Capital serves as a sub-adviser. Furthermore, none of the Alliance Capital investment team employees who sub-advise the International Equity Fund were involved and no changes in personnel within that investment team are expected. Alliance Capital believes that these matters will not have a material adverse effect on the International Equity Fund or on Alliance Capital's ability to perform its investment advisory services for the International Equity Fund.

Prospectus - Institutional Class                                              63

Capital Guardian Trust Company ("CGTC"), Los Angeles, California: CGTC has been providing investment management services since 1968 and had approximately $149.3 billion in assets under management as of January 31, 2004. CGTC's approach to investing is fundamental and research-driven. CGTC uses a multiple portfolio management system under which several portfolio managers each have investment discretion over its portion of the International Equity Fund.

Delaware International Advisers Ltd., London, England: Delaware International Advisers provides investment services primarily to institutional accounts and mutual funds in global and international equity and fixed income markets. The firm has 11 years experience and, as of January 31, 2004, managed $21.4 billion in assets. Clive A. Gillmore, Nigel G. May and Elizabeth A. Desmond, CFA, share responsibility as Senior Portfolio Managers overseeing its portion of the International Equity Fund. Clive Gillmore joined the firm in 1990 after eight years of investment experience. Nigel May, prior to joining the firm in 1991, had been with Hill Samuel Investment Management for five years. Elizabeth Desmond, prior to joining the firm in 1991, was a Pacific Basin equity analyst and senior portfolio manager at Hill Samuel Investment Management.

Genesis Asset Managers Limited, Guernsey, Channel Islands: Genesis was formed in 1990 and is affiliated through common management with the Genesis Group which specializes in the investment management of institutional funds in Emerging Markets. As of January 31, 2004, the Genesis Group had assets of some $7.2 billion under management. Investment decisions for its portion of the International Equity Fund are made by a team of country, sector and industry specialists within the Genesis Group.

Oechsle International Advisors, LLC, Boston, Massachusetts: Oechsle International Advisors, LLC was formed and registered as an investment adviser with the SEC in October 1998. As of December 31, 2003 the firm managed approximately $14.6 billion in assets. Oechsle uses a team approach to manage its portion of the International Equity Fund. All of Oechsle's portfolio managers and research analysts are members of the investment team. The investment team develops a broad investment strategy, establishes a framework of country allocations and contributes individual stock ideas. The portfolio manager primarily responsible for overseeing Oechsle's management of the Fund is Kathleen Harris.

Philadelphia International Advisors, L.P., Philadelphia, Pennsylvania:
Philadelphia International Advisors, L.P. (PIA) is a limited partnership with The Glenmede Trust Company as a limited partner. PIA is the investment manager to the international equity portfolios of The Glenmede Fund, Inc. As of December 31, 2003, PIA had approximately $4.3 billion in assets under management entirely in the international equity product. PIA manages its portion of the International Equity Fund using a team approach, which is headed up by Andy Williams.

Walter Scott & Partners Limited, Edinburgh, Scotland: Established in 1983, Walter Scott & Partners specializes in global equity investment management. It has assets under management of some $8 billion. Dr. Walter Grant Scott and Dr. Kenneth J. Lyall share responsibility as the Senior Investment Directors overseeing its portion of the International Equity Fund. Walter Scott has 30 years' experience in equity investment and Kenneth Lyall has 19 years' experience.

ALL FUNDS -- CASH OVERLAY PROGRAM:

Northern Trust Investments, Inc.: In addition, the Investment Adviser and the Trust have entered into a Sub-Advisory Agreement with Northern Investments whereby Northern Investments is responsible for monitoring and investing cash balances of each Fund, except the Money Market Fund. Under the agreement, Northern Investments may from time to time invest in long and/or short positions in Treasury securities and derivative instruments such as futures contracts within the Institutional Blended Funds in order to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. Regarding the domestic equity Select Funds, Northern Investments may also from time to time invest in long and/or short positions in derivative instruments such as futures contracts to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. Furthermore, it may use short positions in derivative instruments such as futures contracts within the International Equity Fund and the Bond Funds for the purpose of reducing market exposure in anticipation of liquidity needs. The agreement also allows Northern Investments to short Treasury securities within the Bond Funds to reduce market exposure. Northern Investments has been managing assets since it was founded in 1889. Along with its subsidiaries, it has assets under management of approximately $420 billion. It uses a team approach to manage its portions of the Funds.

 64                                                               AB Funds Trust

SERVICE PROVIDERS

The following chart provides information on the Funds' primary service providers.

                                    [CHART]

Prospectus - Institutional Class                                              65

SHAREHOLDER INFORMATION

ELIGIBLE INVESTORS

Shares of the Funds are not offered to the general public. The Funds reserve the right to refuse to accept investments at any time. The Annuity Board may invest for its own account, including reserves and endowment, in any class of the Funds.

INSTITUTIONAL CLASS: The Funds' Institutional Class shares are sold only to accounts administered by the Annuity Board for: (i) certain Southern Baptist foundations; (ii) defined benefit plans, cash balance plans and welfare benefit plans of organizations within the bounds of the Southern Baptist Convention, with respect to which neither the Annuity Board nor its affiliates provides participant recordkeeping or other participant services; and (iii) to retirement, savings and welfare benefit plans (such as 403(b), 401(k) and other plans) offered through the Annuity Board ("Annuity Board Plans") whose total plan assets with AB Funds Trust are more than $100 million.

If you participate in an Annuity Board Plan offered by your employer, contact your employer, your plan administrator, or the Annuity Board at (800) 262-0511 to purchase Institutional Class shares of the Funds. The policies and procedures of your Annuity Board Plan, including minimum investments, may be different than those described below. Your Annuity Board Plan procedures may require additional days to process contributions, withdrawals and other transactions, to the extent permitted by law. If you are eligible to participate in an Annuity Board Plan, you may be eligible to invest directly in the Retail Class shares of the Funds, which are offered in a separate prospectus available by calling the Funds at
(800) 262-0511. Southern Baptist Foundations should follow one of the methods for opening an account shown below under "Transactions with the Funds."

OTHER CLASSES: The Funds also offer Retail Class and Retirement Class shares through separate prospectuses.

CUSTOMER IDENTIFICATION

The Funds (or a shareholder service provider acting on the Funds' behalf) seek to obtain identification information for new accounts so that the identity of Fund investors can be verified consistent with regulatory requirements. The Funds may limit account activity until investor identification information can be verified. If the Funds are unable to obtain sufficient investor identification information such that the Funds may form a reasonable belief as to the true identity of an investor, the Funds may take further action including closing the account.

NO LOAD

Shares of the Institutional Class are sold without sales loads.

MINIMUM INVESTMENT & ACCOUNT SIZE

The minimum initial purchase is $100,000. There is no minimum for subsequent investments in the same Fund or for initial purchases of additional Funds.

Each Fund reserves the right to close any account if the balance falls below $1,000 due to redemptions, not market action. The $1,000 minimum applies separately to each Fund that you own. We may close your account and send you a check for the redemption proceeds if you do not bring your account up to the minimum within 30 days after we mail you a written notice.

 66                                                               AB Funds Trust

TRANSACTIONS WITH THE FUNDS

---------------------------------------------------------------------------------------------------------------------------
METHOD                                     OPEN AN ACCOUNT                            ADD TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
BY MAIL                                    Complete and sign the application.         Not Applicable.
                                           Mail it with your check made payable
AB Funds Trust                             to AB Funds Trust. Your initial
P.O. Box 9834                              investment must meet the minimum
Providence, RI 02940-9886                  amount.
---------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE                               If you already have an account with        Not Applicable.
                                           us and you have authorized telephone
(800) 262-0511                             transactions, you may call to open an
Your account will automatically have       account in another Fund, or you may
certain telephone privileges unless        send us a wire.
you designate otherwise on your
initial application or on a form
available upon request by calling
(800) 262-0511. When you call, we may
request personal identification and
tape record your call.
---------------------------------------------------------------------------------------------------------------------------
BY WIRE                                    Call your bank with the wire               Call (800) 262-0511 to notify us of
                                           instructions shown to the left. The        the wire. Call your bank with the
PNC Bank, NA                               wire must be received by 4:00 p.m.         wire instructions shown to the left.
ABA #: 031000053                           Eastern time for same day processing.      The wire must be received by 4:00
(Designate the Fund)                                                                  p.m. Eastern time for same day
DDA #: 86-1497-2484                        Please call (800) 262-0511 for the         processing.
FBO: Shareholder Name and                  account number to include on the
Account Number                             wire.
Note: Your bank may charge you a fee       You must send a completed application
for handling a wire transaction.           by overnight delivery in advance of
                                           the wire to:
                                           AB Funds Trust (Designate the Fund)
                                           760 Moore Road
                                           King of Prussia, PA 19406

Prospectus - Institutional Class                                              67

---------------------------------------------------------------------------------------------------------------------------
METHOD                                     REDEEM SHARES                              EXCHANGE SHARES
---------------------------------------------------------------------------------------------------------------------------
BY MAIL                                    Send a letter of instruction that          Send a letter of instruction that
                                           includes:                                  includes:
AB Funds Trust                             -- The Fund name, your account             -- Your account number, the name of
P.O. Box 9834                                 number, the name of each owner             each owner (exactly as they appear
Providence, RI 02940-9886                     (exactly as they appear on the             on the account), the dollar amount
                                              account) and the dollar amount you         you wish to exchange and the new
                                              wish to redeem.                            Fund into which the amount is
                                           -- Include all genuine signatures             being invested.
                                              (exactly as they appear on the          -- Include all genuine signatures
                                              account) and any documents that            (exactly as they appear on the
                                              may be required (and a medallion           account) and any documents that
                                              signature guarantee, if required).         may be required.
                                              See "Medallion Signature
                                              Guarantees" below.                      The names and addresses on the
                                                                                      accounts must be identical. Shares
                                           You will receive your redemption           will be exchanged into the same
                                           payment in the form you previously         class.
                                           authorized: check, deposit to your
                                           bank account, or wire transfer.
---------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE                               If you have previously authorized          If you have previously authorized it,
                                           telephone redemptions, you may redeem      you may exchange shares for shares of
(800) 262-0511                             shares by calling us ($25,000 limit).      another Fund over the telephone. The
Your account will automatically have                                                  names and addresses on the accounts
certain telephone privileges unless        You will receive your redemption           must be identical. Shares will be
you designate otherwise on your            payment in the form you previously         exchanged into the same class.
initial application or on a form           authorized: check, deposit to your
available upon request by calling          bank account, or wire transfer.
(800) 262-0511. When you call, we may
request personal identification and        If you have changed your address
tape record your call.                     within the past 10 business days,
                                           your redemption request must be in
                                           writing (follow the instructions in
                                           this table above for how to Redeem
                                           Shares: By Mail).
---------------------------------------------------------------------------------------------------------------------------
BY WIRE                                    You may redeem shares by contacting        Not applicable.
                                           us by mail or by telephone and
Note: Your bank may charge you a fee       instructing us to wire your proceeds
for handling a wire transaction.           to your bank ($10,000 minimum).
                                           (Follow the instructions in this
Note: The Funds and their transfer         table for how to Redeem Shares: By
agent are not responsible for the          Mail or By Telephone.) Wire
efficiency of the federal wire system      redemptions can be made only if you
or your bank.                              have previously authorized it on an
                                           authorization form, available upon
                                           request by calling (800) 262-0511
                                           (including attaching a voided check
                                           from the account where proceeds are
                                           to be wired).

 68                                                               AB Funds Trust

MORE SHAREHOLDER INFORMATION

HOW SHARE PRICE IS CALCULATED

PFPC determines the net asset value ("NAV") per share of each class of each Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day that the Exchange is open (except the Friday after Thanksgiving, when the Funds are closed). The NAV for a class of shares of a Fund is determined by adding the pro rata portion of the total value of the Fund's investments, cash and other assets attributable to that class, deducting the pro rata portion of the Fund's liabilities attributable to that class and the liabilities directly attributable to that class, and then dividing that value by the total number of shares of the class outstanding. Since NAV for each Fund is calculated separately by class, and since each class has its own expenses, the per share NAV of each Fund will vary by class.

     WHAT IS THE NET ASSET VALUE OR "NAV"?

         Assets - Liabilities
   NAV = --------------------
         Outstanding Shares

Because each Institutional Blended Fund invests in Institutional Class shares of various Select Funds, the price of an Institutional Blended Fund's shares is based upon the net asset value of those shares of underlying Select Funds. In turn, the NAV per share of each Select Fund is based upon the values of the obligations, stocks and other investments held by the Select Fund. Therefore, the price of an Institutional Blended Fund's shares will fluctuate in relation to its asset allocation among the Select Funds and the value of the portfolio investments of the underlying Select Funds.

Each Fund, except the Money Market Fund, values its assets based on market quotations or official closing prices when such values are readily available. These prices normally are supplied by a pricing service. Assets that are denominated in foreign currencies are valued daily in U.S. dollars at the current foreign currency exchange rates. In certain cases, events that occur after certain markets have closed may render prices unreliable. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. When a Fund believes a market price does not reflect a security's true value, the Fund may substitute a fair value estimate through procedures established by, or under the direction of, the Board of Trustees. A Fund may also use these procedures to value securities that do not have a readily available current market value. Using fair value methods to price securities may result in a value that is different from the prices used by other mutual funds to calculate their NAVs. Each Fund is subject to the risk that it has valued certain of its securities at a higher price than it can sell them.

PFPC prices at amortized cost all instruments held by the Money Market Fund and those fixed-income securities held by the other Funds that have maturities of 60 days or less. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

To the extent the International Equity Fund or the Bond Funds have portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of their shares may change on days when you will not be able to purchase or redeem your shares.

PURCHASE OF SHARES

Shares of the Institutional Class are sold at NAV without a sales load. Orders for the purchase of shares will be executed at the NAV per share next determined after an order has been received in good order. Your purchase will be made in full and fractional shares calculated to three decimal places. Certificates for shares are not issued. If your purchase order fails to designate a Fund, we will invest it in the Money Market Fund.

Prospectus - Institutional Class                                              69

The Funds reserve the right to suspend the offering of shares or to limit or reject any purchase or exchange order at any time, without notice. This includes orders from investors who engage in a pattern of excessive purchases, exchanges or redemptions in their accounts. The Funds also reserve the right to waive or change investment minimums at any time, without notice. The Funds also reserve the right to redeem shares in any account and return the proceeds to the investor. These actions may be taken when, in the sole discretion of the Funds' management, they are deemed to be in the best interest of the Funds. The Funds will not accept any third party or foreign checks.

The Funds seek to obtain identification information for new accounts so that the identity of Fund investors can be verified consistent with regulatory requirements. The Funds may limit account activity until investor identification information can be verified. If the Funds are unable to obtain sufficient investor identification information such that the Funds may form a reasonable belief as to the true identity of an investor, the Funds may take further action, including closing the account.

REDEMPTION OF SHARES

You may redeem some or all of your shares on any business day that the New York Stock Exchange is open (except the Friday after Thanksgiving when the Funds are closed). Shares will be redeemed at NAV next determined after your redemption request is received in good order. A redemption is a taxable transaction on which you may recognize a gain or loss. (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)

We will ordinarily send redemption proceeds on the next business day, but we may take up to seven days to make payment. The Funds may stop selling their shares and postpone redemption payments at times when the New York Stock Exchange is closed or has restricted trading or the SEC has determined an emergency condition exists. We will send redemption proceeds only in the form that you previously authorized. If you have authorized payment by check, we will send the check to the shareholder and address of record.

REQUEST IN GOOD ORDER

All purchase, exchange and redemption requests must be received by the Funds or their transfer agent in good order. Requests in good order must include the following documents: (1) a letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered;
(2) any required medallion signature guarantees (see "Medallion Signature Guarantees" below); and (3) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships and other legal entities. You may call us at (800) 262-0511 for further details.

Written redemption requests also must include the Fund name, your account number, and the dollar amount of the transaction. Purchase orders are not in good order until the Funds' transfer agent has received payment in federal funds.

MEDALLION SIGNATURE GUARANTEES

To protect shareholder accounts, the Funds, and the transfer agent from fraud, medallion signature guarantees are required in certain cases. This enables us to verify the identity of the person who has authorized a redemption from an account. We will require a medallion signature guarantee for any of the following:

-   Any written redemption request for $50,000 or more.

- Redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and at the registered address.

 70                                                               AB Funds Trust

- Transfers into an account with a different registration (including a different name, address, taxpayer identification number, or account type).

A notary public does not qualify as a medallion signature guarantee. You may obtain a medallion signature guarantee from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other participating financial institution. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program
(SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. You may call us at (800) 262-0511 for further details.

REDEEMING RECENTLY PURCHASED SHARES

If you are redeeming shares that you recently purchased by check, we may delay sending your redemption proceeds until your check has cleared. This may take up to fifteen calendar days after we received your check. To avoid this delay, pay for your shares by federal funds wire transfer.

RIGHT TO REDEEM IN KIND

The Funds reserve the right to pay part or all of your redemption proceeds in securities rather than cash. If payment is made in securities, you may incur brokerage commissions if you elect to sell the securities for cash.

ACCOUNT STATEMENTS

Each shareholder's transactions in Fund shares will be reflected in a quarterly statement. If your Fund shares are held by a nominee, the nominee decides whether the statement will be sent to you.

EXCHANGING SHARES

WHAT IS AN EXCHANGE?
An exchange between Funds is really two transactions -- a sale of shares of one Fund and the purchase of shares of another. In general, the same policies that apply to purchases and sales apply to exchanges. Exchanges also have the same tax consequences as ordinary sales and purchases.

The Funds reserve the right to revise or cancel the exchange privilege, limit the amount of the exchange, or number of exchanges or reject an exchange at any time, without notice. An exchange is a taxable transaction on which you may recognize a gain or loss. (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)

Prospectus - Institutional Class                                              71

TELEPHONE AND ONLINE TRANSACTION

The Funds reserve the right to refuse a telephone redemption or online redemption request if the requester is unable to provide information such as the: 1) account number; 2) name and address exactly as registered with us; or 3) the primary social security or tax identification number.

We are not responsible for any account losses due to fraud, so long as we have taken reasonable steps to verify the identity of the person making a telephone or online request. Your account will automatically have certain telephone privileges. If you wish to remove the telephone redemption option from your account, please notify us in writing.

If you are redeeming shares you hold through an Annuity Board Plan, you may not have telephone or online privileges; contact your employer, your plan administrator, or the Annuity Board at (800) 262-0511 for information about how to redeem your shares. If you are an eligible plan or foundation, your account will automatically have certain telephone privileges. If you wish to remove the telephone redemption option from your account, please notify us in writing.

The Funds reserve the right to terminate or limit the telephone redemption privilege at any time, without prior notice. If you experience difficulty reaching us by telephone, during periods of unusual market activity, contact us by regular or express mail.

DISTRIBUTIONS

WHAT IS NET INVESTMENT INCOME?
Net investment income generally consists of interest and dividends a Fund earns on its investments less accrued expenses.

Each of the Low-Duration Bond Fund, Medium-Duration Bond Fund, and Extended-Duration Bond Fund declares and pays dividends from net investment income monthly. The Money Market Fund declares income dividends daily and pays them monthly. Each of the Equity Index Fund, Value Equity Fund, and Growth Equity Fund declares and pays dividends from net investment income semi-annually. Each of the Flexible Income Fund I, Growth & Income Fund I, Capital Opportunities Fund I, Global Equity Fund I, Small Cap Equity Fund and the International Equity Fund declares and pays dividends from net investment income annually. Each Fund also distributes to its shareholders at least annually any realized net capital gains and net gains, if any, from certain foreign currency transactions. It is expected that the distributions of the Money Market Fund and Low-Duration Bond Fund will consist primarily of ordinary income.

Distributions are payable to shareholders of record at the time they are declared. Shareholders of record include holders of shares being purchased, but exclude holders of shares being redeemed, on the record date. Your distributions will be reinvested in additional Fund shares, unless you elect to receive your distributions in cash.

TAXES

This section only summarizes some important federal income tax considerations that may affect your investment in a Fund. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

FEDERAL INCOME TAX: As long as a Fund meets the requirements for being treated as a "regulated investment company," which each Fund intends to continue to do, it pays no Federal income tax on the earnings and gains it distributes to its shareholders. The Funds will notify you following the end of each calendar year of the amount of dividends and other distributions paid that year.

 72                                                               AB Funds Trust

Dividends from net investment income and distributions from net short-term capital gains that you receive from a Fund generally are taxable to you as ordinary income, whether reinvested in additional Fund shares or received in cash. A Fund's distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain, regardless of the length of time you have held your shares.

You should be aware that if you purchase Fund shares shortly before the record date for any dividend or other distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

A redemption or exchange of your Fund shares is a taxable event for you. Depending on the purchase and redemption prices of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions. (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)

STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local tax laws, which may produce different consequences from those under the Federal income tax law.

Prospectus - Institutional Class                                              73

Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The Institutional Blended Funds are new and do not yet have financial highlights.

                                              FLEXIBLE       GROWTH &        CAPITAL
                                               INCOME         INCOME      OPPORTUNITIES   GLOBAL EQUITY
                                               FUND I         FUND I         FUND I          FUND I
                                            ------------   ------------   -------------   -------------
                                                                INSTITUTIONAL CLASS
                                            -----------------------------------------------------------
                                              FOR THE        FOR THE         FOR THE         FOR THE
                                               PERIOD         PERIOD         PERIOD          PERIOD
                                            07/01/03* TO   07/01/03* TO   07/01/03* TO    07/01/03* TO
                                              12/31/03       12/31/03       12/31/03        12/31/03
                                            ------------   ------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF PERIOD        $ 10.00        $ 10.00         $ 10.00         $ 10.00
                                              -------        -------         -------         -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                    0.23           0.26            0.18            0.09
 Capital gain distributions received             0.05           0.12            0.06              --
 Realized and unrealized gain (loss) on
  investments -- net                             0.16           0.51            1.07            1.63
                                              -------        -------         -------         -------
  Total from investment operations               0.44           0.89            1.31            1.72
                                              -------        -------         -------         -------
LESS DIVIDENDS AND DISTRIBUTIONS
 Dividends from net investment income           (0.12)         (0.26)          (0.18)          (0.09)
 Distributions from capital gains               (0.01)         (0.01)          (0.02)          (0.01)
 Return of capital                                 --             --              --              --
                                              -------        -------         -------         -------
  Total dividends and distributions             (0.13)         (0.27)          (0.20)          (0.10)
                                              -------        -------         -------         -------
NET ASSET VALUE -- END OF PERIOD              $ 10.31        $ 10.62         $ 11.11         $ 11.62
                                              =======        =======         =======         =======
Total Return (1)                                 4.40%          8.94%          13.02%          17.16%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Expenses -- net (2)                             0.17%          0.17%           0.17%           0.17%
 Expenses -- including expense reduction
  (2)                                            0.17%          0.17%           0.17%           0.17%
 Expenses -- before waivers and expense
  reduction (2)                                  0.51%          0.28%           0.31%           0.50%
 Investment income -- net (2)                    4.65%          5.28%           3.50%           1.69%
 Investment income (loss) -- excluding
  waivers and expense reduction (2)              4.31%          5.17%           3.36%           1.36%
 Portfolio turnover rate (1)                     8.01%          4.51%           2.95%           0.89%
Net Assets -- end of the period (000's)       $28,636        $71,982         $57,489         $25,678
                                              =======        =======         =======         =======


                                                       EQUITY INDEX                         VALUE EQUITY
                                                           FUND                                 FUND
                                                   INSTITUTIONAL CLASS                  INSTITUTIONAL CLASS
                                            ----------------------------------   ----------------------------------
                                            FOR THE    FOR THE      FOR THE      FOR THE    FOR THE      FOR THE
                                              YEAR       YEAR        PERIOD        YEAR       YEAR        PERIOD
                                             ENDED      ENDED     08/27/01* TO    ENDED      ENDED     08/27/01* TO
                                            12/31/03   12/31/02     12/31/01     12/31/03   12/31/02     12/31/01
                                            --------   --------   ------------   --------   --------   ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF PERIOD      $  7.22     $ 9.58       $10.00      $  7.77     $ 9.64       $10.00
                                            -------     ------       ------      -------     ------       ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                  0.12#      0.14         0.03         0.14#      0.16         0.06
 Capital gain distributions received             --         --           --           --         --           --
 Realized and unrealized gain (loss) on
  investments -- net                           1.91      (2.29)       (0.34)        2.26      (1.80)       (0.35)
                                            -------     ------       ------      -------     ------       ------
  Total from investment operations             2.03      (2.15)       (0.31)        2.40      (1.64)       (0.29)
                                            -------     ------       ------      -------     ------       ------
LESS DIVIDENDS AND DISTRIBUTIONS
 Dividends from net investment income         (0.17)     (0.18)       (0.06)       (0.23)     (0.23)       (0.07)
 Distributions from capital gains                --      (0.03)       (0.05)          --         --           --
 Return of capital                               --         --           --           --         --++         --
                                            -------     ------       ------      -------     ------       ------
  Total dividends and distributions           (0.17)     (0.21)       (0.11)       (0.23)     (0.23)       (0.07)
                                            -------     ------       ------      -------     ------       ------
NET ASSET VALUE -- END OF PERIOD            $  9.08     $ 7.22       $ 9.58      $  9.94     $ 7.77       $ 9.64
                                            =======     ======       ======      =======     ======       ======
Total Return (1)                              28.19%    (22.57%)      (3.14%)      31.09%    (17.22%)      (2.88%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Expenses -- net (2)                           0.25%      0.25%        0.25%        0.76%      0.76%        0.76%
 Expenses -- including expense reduction
  (2)                                          0.25%      0.25%        0.25%        0.75%      0.72%        0.76%
 Expenses -- before waivers and expense
  reduction (2)                                0.28%      0.60%       86.25%        0.78%      1.06%       81.37%
 Investment income -- net (2)                  1.46%      1.40%        1.19%        1.62%      1.77%        1.60%
 Investment income (loss) -- excluding
  waivers and expense reduction (2)            1.43%      1.05%      (84.81%)       1.59%      1.43%      (79.01%)
 Portfolio turnover rate (1)                   1.87%      3.17%        2.81%       53.74%     70.42%       21.09%
Net Assets -- end of the period (000's)     $33,009     $4,737       $   28      $69,991     $5,265       $   77
                                            =======     ======       ======      =======     ======       ======


                                                      GROWTH EQUITY                          SMALL CAP
                                                           FUND                             EQUITY FUND
                                                   INSTITUTIONAL CLASS                  INSTITUTIONAL CLASS
                                            ----------------------------------   ----------------------------------
                                            FOR THE    FOR THE      FOR THE      FOR THE    FOR THE      FOR THE
                                              YEAR       YEAR        PERIOD        YEAR       YEAR        PERIOD
                                             ENDED      ENDED     08/27/01* TO    ENDED      ENDED     08/27/01* TO
                                            12/31/03   12/31/02     12/31/01     12/31/03   12/31/02     12/31/01
                                            --------   --------   ------------   --------   --------   ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF PERIOD      $  7.07     $ 9.83       $10.00      $  7.88     $10.12       $10.00
                                            -------     ------       ------      -------     ------       ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                 (0.01)      0.01           --++      (0.03)     (0.01)          --
 Capital gain distributions received             --         --           --           --         --           --
 Realized and unrealized gain (loss) on
  investments -- net                           2.10      (2.77)       (0.17)        3.67      (2.23)        0.12
                                            -------     ------       ------      -------     ------       ------
  Total from investment operations             2.09      (2.76)       (0.17)        3.64      (2.24)        0.12
                                            -------     ------       ------      -------     ------       ------
LESS DIVIDENDS AND DISTRIBUTIONS
 Dividends from net investment income            --         --           --           --         --           --
 Distributions from capital gains                --         --           --           --         --           --
 Return of capital                               --         --           --           --         --           --
                                            -------     ------       ------      -------     ------       ------
  Total dividends and distributions              --         --           --           --         --           --
                                            -------     ------       ------      -------     ------       ------
NET ASSET VALUE -- END OF PERIOD            $  9.16     $ 7.07       $ 9.83      $ 11.52     $ 7.88       $10.12
                                            =======     ======       ======      =======     ======       ======
Total Return (1)                              29.56%    (28.08%)      (1.70%)      46.19%    (22.13%)       1.20%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Expenses -- net (2)                           0.81%      0.78%        0.78%        1.18%      1.18%        1.18%
 Expenses -- including expense reduction
  (2)                                          0.79%      0.75%        0.78%        1.12%      1.11%        1.18%
 Expenses -- before waivers and expense
  reduction (2)                                0.85%      1.14%       83.19%        1.27%      1.60%       76.30%
 Investment income -- net (2)                 (0.03%)     0.09%        0.02%       (0.26%)    (0.12%)       0.12%
 Investment income (loss) -- excluding
  waivers and expense reduction (2)           (0.09%)    (0.30%)     (82.39%)      (0.41%)    (0.61%)     (75.00%)
 Portfolio turnover rate (1)                  77.02%     41.41%        8.71%      130.80%    160.46%       91.89%
Net Assets -- end of the period (000's)     $79,547     $4,553       $   29      $25,415     $4,869       $   81
                                            =======     ======       ======      =======     ======       ======


                                                      INTERNATIONAL
                                                       EQUITY FUND
                                                   INSTITUTIONAL CLASS
                                            ----------------------------------
                                            FOR THE    FOR THE      FOR THE
                                              YEAR       YEAR        PERIOD
                                             ENDED      ENDED     08/27/01* TO
                                            12/31/03   12/31/02     12/31/01
                                            --------   --------   ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF PERIOD      $  8.26     $ 9.50       $10.00
                                            -------     ------       ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                  0.08#      0.11           --++
 Capital gain distributions received             --         --           --
 Realized and unrealized gain (loss) on
  investments -- net                           2.90      (1.22)       (0.47)
                                            -------     ------       ------
  Total from investment operations             2.98      (1.11)       (0.47)
                                            -------     ------       ------
LESS DIVIDENDS AND DISTRIBUTIONS
 Dividends from net investment income         (0.18)     (0.13)       (0.03)
 Distributions from capital gains                --         --           --
 Return of capital                               --         --++         --
                                            -------     ------       ------
  Total dividends and distributions           (0.18)     (0.13)       (0.03)
                                            -------     ------       ------
NET ASSET VALUE -- END OF PERIOD            $ 11.06     $ 8.26       $ 9.50
                                            =======     ======       ======
Total Return (1)                              36.06%    (11.72%)      (4.69%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Expenses -- net (2)                           0.97%      0.96%        0.96%
 Expenses -- including expense reduction
  (2)                                          0.95%      0.93%        0.96%
 Expenses -- before waivers and expense
  reduction (2)                                1.14%      1.43%       88.97%
 Investment income -- net (2)                  0.86%      1.29%        0.11%
 Investment income (loss) -- excluding
  waivers and expense reduction (2)            0.67%      0.79%      (87.90%)
 Portfolio turnover rate (1)                  33.24%     30.13%       20.05%
Net Assets -- end of the period (000's)     $50,390     $5,416       $   27
                                            =======     ======       ======

---------------
 *  Commencement of operations.

 #  Calculated using the average shares outstanding method.

(1) Non-annualized.
(2) Annualized.
++  Amount represents less than $0.01 per share.

 74                                                               AB Funds Trust

                                                                             MONEY MARKET
                                                                                 FUND
                                                                         INSTITUTIONAL CLASS
                                                             --------------------------------------------
                                                             FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                                                                ENDED          ENDED        08/27/01* TO
                                                               12/31/03       12/31/02        12/31/01
                                                             ------------   ------------   --------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF PERIOD                         $  1.00        $  1.00         $  1.00
                                                               -------        -------         -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                            0.01           0.02            0.01
 Realized and unrealized gain (loss) on investments -- net          --             --              --
                                                               -------        -------         -------
   Total from investment operations                               0.01           0.02            0.01
                                                               -------        -------         -------
LESS DIVIDENDS AND DISTRIBUTIONS
 Dividends from net investment income                            (0.01)         (0.02)          (0.01)
 Distributions from capital gains                                   --++           --++            --
 Return of capital                                                  --             --              --
                                                               -------        -------         -------
   Total dividends and distributions                             (0.01)         (0.02)          (0.01)
                                                               -------        -------         -------
NET ASSET VALUE -- END OF PERIOD                               $  1.00        $  1.00         $  1.00
                                                               =======        =======         =======
Total Return (1)                                                  1.04%          1.80%           0.66%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Expenses -- net (2)                                              0.27%          0.25%           0.25%
 Expenses -- including expense reduction (2)                      0.27%          0.25%           0.25%
 Expenses -- before waivers and expense reduction (2)             0.28%          0.55%          90.37%
 Investment income -- net (2)                                     0.91%          1.75%           2.60%
 Investment income (loss) -- excluding waivers and expense
   reduction (2)                                                  0.90%          1.45%         (87.52%)
 Portfolio turnover rate (1)                                       N/A            N/A             N/A
Net Assets -- end of the period (000's)                        $63,373        $ 5,493         $    25
                                                               =======        =======         =======

                                                                             LOW-DURATION
                                                                              BOND FUND
                                                                         INSTITUTIONAL CLASS
                                                             --------------------------------------------
                                                             FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                                                                ENDED          ENDED        08/27/01* TO
                                                               12/31/03       12/31/02        12/31/01
                                                             ------------   ------------   --------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF PERIOD                         $  9.76        $  9.85          $10.00
                                                               -------        -------          ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                            0.22#          0.37#           0.15
 Realized and unrealized gain (loss) on investments -- net        0.03           0.19              --
                                                               -------        -------          ------
   Total from investment operations                               0.25           0.56            0.15
                                                               -------        -------          ------
LESS DIVIDENDS AND DISTRIBUTIONS
 Dividends from net investment income                            (0.37)         (0.50)          (0.22)
 Distributions from capital gains                                (0.13)         (0.15)          (0.08)
 Return of capital                                                  --             --              --
                                                               -------        -------          ------
   Total dividends and distributions                             (0.50)         (0.65)          (0.30)
                                                               -------        -------          ------
NET ASSET VALUE -- END OF PERIOD                               $  9.51        $  9.76          $ 9.85
                                                               =======        =======          ======
Total Return (1)                                                  2.61%          5.89%           1.54%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Expenses -- net (2)                                              0.45%          0.46%           0.45%
 Expenses -- including expense reduction (2)                      0.45%          0.45%           0.45%
 Expenses -- before waivers and expense reduction (2)             0.50%          0.78%          57.60%
 Investment income -- net (2)                                     2.29%          3.71%           4.73%
 Investment income (loss) -- excluding waivers and expense
   reduction (2)                                                  2.24%          3.38%         (52.42%)
 Portfolio turnover rate (1)                                    178.67%        181.96%          79.53%
Net Assets -- end of the period (000's)                        $53,726        $ 6,320          $   25
                                                               =======        =======          ======

                                                                           MEDIUM-DURATION
                                                                              BOND FUND
                                                                         INSTITUTIONAL CLASS
                                                             --------------------------------------------
                                                             FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                                                                ENDED          ENDED        08/27/01* TO
                                                               12/31/03       12/31/02        12/31/01
                                                             ------------   ------------   --------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF PERIOD                         $  9.47        $  9.65          $10.00
                                                               -------        -------          ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                            0.28#          0.46#           0.16
 Realized and unrealized gain (loss) on investments -- net        0.36           0.40           (0.08)
                                                               -------        -------          ------
   Total from investment operations                               0.64           0.86            0.08
                                                               -------        -------          ------
LESS DIVIDENDS AND DISTRIBUTIONS
 Dividends from net investment income                            (0.58)         (0.67)          (0.23)
 Distributions from capital gains                                (0.29)         (0.37)          (0.20)
 Return of capital                                                  --             --              --++
                                                               -------        -------          ------
   Total dividends and distributions                             (0.87)         (1.04)          (0.43)
                                                               -------        -------          ------
NET ASSET VALUE -- END OF PERIOD                               $  9.24        $  9.47          $ 9.65
                                                               =======        =======          ======
Total Return (1)                                                  6.80%          9.25%           0.89%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Expenses -- net (2)                                              0.50%          0.51%           0.52%
 Expenses -- including expense reduction (2)                      0.50%          0.50%           0.50%
 Expenses -- before waivers and expense reduction (2)             0.55%          0.82%          92.28%
 Investment income -- net (2)                                     2.95%          4.73%           4.98%
 Investment income (loss) -- excluding waivers and expense
   reduction (2)                                                  2.90%          4.41%         (86.80%)
 Portfolio turnover rate (1)                                    457.74%        542.94%         247.20%
Net Assets -- end of the period (000's)                        $46,521        $ 7,218          $   25
                                                               =======        =======          ======

                                                                          EXTENDED-DURATION
                                                                              BOND FUND
                                                                         INSTITUTIONAL CLASS
                                                             --------------------------------------------
                                                             FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                                                                ENDED          ENDED        08/27/01* TO
                                                               12/31/03       12/31/02        12/31/01
                                                             ------------   ------------   --------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF PERIOD                         $  9.64         $ 9.84         $ 10.00
                                                               -------         ------         -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                            0.54#          0.65            0.24
 Realized and unrealized gain (loss) on investments -- net        0.51           0.29           (0.03)
                                                               -------         ------         -------
   Total from investment operations                               1.05           0.94            0.21
                                                               -------         ------         -------
LESS DIVIDENDS AND DISTRIBUTIONS
 Dividends from net investment income                            (0.79)         (0.90)          (0.33)
 Distributions from capital gains                                (0.67)         (0.24)          (0.04)
 Return of capital                                                  --             --              --
                                                               -------         ------         -------
   Total dividends and distributions                             (1.46)         (1.14)          (0.37)
                                                               -------         ------         -------
NET ASSET VALUE -- END OF PERIOD                               $  9.23         $ 9.64         $  9.84
                                                               =======         ======         =======
Total Return (1)                                                 11.32%         10.27%           2.13%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Expenses -- net (2)                                              0.59%          0.64%           0.66%
 Expenses -- including expense reduction (2)                      0.59%          0.64%           0.65%
 Expenses -- before waivers and expense reduction (2)             0.60%          0.88%          90.75%
 Investment income -- net (2)                                     5.49%          6.47%           6.62%
 Investment income (loss) -- excluding waivers and expense
   reduction (2)                                                  5.48%          6.23%         (83.48%)
 Portfolio turnover rate (1)                                    121.20%         45.17%          21.95%
Net Assets -- end of the period (000's)                        $29,004         $6,506         $    26
                                                               =======         ======         =======

---------------
 *  Commencement of operations.
 #  Calculated using the average shares outstanding method.
(1) Non-annualized.
(2) Annualized.
++  Amount represents less than $0.01 per share.

Prospectus - Institutional Class                                              75

GLOSSARY

30-DAY SEC YIELD -- A standardized measure of yield for a mutual fund. The calculation is based on a 30-day period ending on the last of the previous month. It is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period.

ACTIVE MANAGEMENT -- The portfolio management strategy that has the objective of generating performance greater than a broad-based benchmark index over a given time period. The strategy is opposite of passive management.

AMERICAN DEPOSITORY RECEIPT (ADR) -- Receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and are publicly traded on exchanges or the over-the-counter markets in the U.S.

AMORTIZED COST -- This method involves valuing securities at their cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. The accounting method is used for the Money Market Fund.

ANNUALIZED -- The expression of a rate of return over periods other than one year converted to annual terms.

ASSET-BACKED SECURITIES -- Securities backed by mortgages, installment contracts, credit card receivables or other financial assets. These securities represent interest in "pools" of assets in which payments of both interest and principal on the securities are made periodically.

AVERAGE MATURITY -- The average length of time on which the principal of a bond in a bond fund may be repaid.

BASIS POINT -- One hundredth of 1% (0.01%).

BENCHMARK -- An index or other market measurement that is used by an investment manager as a yard stick to assess the risk and performance of a portfolio. For example the S&P 500(R) Index is a commonly used benchmark for U.S. Large Cap Equity portfolios.

COMMERCIAL PAPER -- The security is a short-term, unsecured promissory note issued in the public market as an obligation of the issuing entity. The maturity of commercial paper is typically less than 270 days.

CREDIT QUALITY -- A measure that reflects the rating assigned by Standard & Poor's or Moody's to fixed income securities. It rates the issuing entity's capacity to meet the repayment terms of the security. Bonds issued and backed by the federal government are of the highest quality and are considered superior to bonds rated AAA, which is the highest possible rating a corporate bond can receive. Investment quality ratings include AAA, AA, A, and BBB. Bonds rates BB or lower are considered high yield or "junk" bonds.

CAPITAL GAIN/LOSS -- A realized gain or loss calculated at the time of sale or maturity of any capital asset. Refers to the profit or loss attributable to the difference between the purchase and sale price.

CONCENTRATION RISK -- Risk associated with a relatively high exposure to a certain security position, sector, industry and/or country.

CORRELATION -- The statistical measure which indicates the tendency of two variables moving together.

CREDIT RATINGS -- See Credit Quality.

CREDIT RISK -- A risk that an issuer may default on its securities causing a loss to the debt holder.

CURRENCY EXCHANGE RATE -- A quotation used to indicate the value of a foreign currency relative to one unit of local currency.

 76                                                               AB Funds Trust

CURRENCY RISK -- Foreign investments bear the risk of the local market and the foreign exchange rate. Risk associated with exposure to a certain currency that declines in value. Changes in currency exchange rates relative to the U.S. dollar may negatively affect the value of foreign investments.

CURRENT INCOME -- Money that is received on an ongoing basis from investments in the form of dividends, interest, rents or other income sources.

DEFAULT RISK -- Risk that an issuer will be unable to timely meet interest and principal payments.

DEVELOPED MARKETS -- Financial markets in countries with developed economies. Examples include, but are not limited to, the U.S., United Kingdom, Germany, France and Japan.

DISTRIBUTION (12B-1) FEES -- Fees assessed to shareholders for marketing and distribution expenses for a fund.

DIVIDEND -- Earnings distributed to shareholders. Mutual fund dividends are paid out of income from a fund's investments.

DIVIDEND YIELD -- Yield is determined by dividing the amount of annual dividends per share by the current market price per share of stock.

DOWNGRADED -- The act of lowering the credit rating of a fixed income instrument.

EMERGING MARKETS -- Financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, Russia and Asia (excluding Japan). Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

EQUITY -- Represents ownership interest possessed by shareholders in a corporation. Synonymous with stock.

EXPENSE RATIO -- Expressed as a percentage, provides the investor the total cost for fund operating expenses and management fees.

FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) -- Federal agency established in 1933 that guarantees (within limits) funds on deposit in member banks and thrift institutions and performs other functions to facilitate mergers or prevent failures.

FIXED INCOME SECURITIES -- A security that pays a fixed rate of return. Usually refers to government, corporate or municipal bonds, which pay a fixed rate of interest until the bonds mature, and to preferred stock, paying a fixed dividend.

FOREIGN ISSUERS -- Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

FORWARD CONTRACTS -- A privately negotiated contract permitting the holder to purchase or sale a specified amount of a financial instrument or foreign currency on a predetermined future date at a predetermined price.

FUTURES CONTRACTS -- A standardized agreement to buy or sell a specified amount of a financial instrument or good at a particular price on a stipulated future date. The price is established on an organized exchange and the potential gain/loss is realized each day (marking to market).

GLOBAL DEPOSITORY RECEIPT (GDR) -- Receipt for shares in a foreign based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the U.S. and Latin America to offer shares in many markets around the world.

HEDGING -- The practice of undertaking one investment activity in order to protect against losses in another.

HIGH YIELD BONDS ("JUNK BONDS") -- A bond that has a credit rating of BB or lower and that pays a higher yield to compensate for the greater credit risk.

Prospectus - Institutional Class                                              77

ILLIQUID SECURITIES -- A security that cannot be disposed of promptly (i.e. within seven days) and in the ordinary course of business at approximately the amount at which the Fund has valued the instrument.

INTEREST -- Cost of using money, expressed as a rate per period of time, usually one year, in which case it is called an annual rate of interest.

INTEREST RATE RISK -- Risk that changes in interest rates may adversely impact the value of a fixed income security. Generally, when interest rates rise fixed income securities decline in value. Conversely, when interest rates fall, fixed income securities generally increase in value. Longer-term fixed income instruments tend to be more subject to interest rate risk.

INTERNATIONAL EQUITY SECURITIES -- Investments in non-U.S. stocks or equity securities.

INVESTMENT GRADE BOND -- See Credit Quality.

MATURITY -- The date at which a debt instrument is due and payable.

MONEY MARKET INSTRUMENTS -- Such instruments include high quality, short-term debt instruments. Among other quality requirements, a money market instrument must mature in 397 days or less.

NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION ("NRSRO") -- NRSRO means any nationally recognized statistical rating organization, as designated by the SEC that does not directly or indirectly control, and is not controlled by or under common control with, the issuer of, or any insurer, guarantor or provider of credit support for, the security. As of March 7, 2003, the SEC has designated four rating agencies as NRSROs: (1) Dominion Bond Rating Service Ltd.; (2) Fitch, Inc.; (3) Moody's Investors Service; and (4) Standard & Poor's Division of the McGraw Hill Companies Inc.

NET ASSET VALUE -- The market value of a fund share. For the Funds, this value is net of all expenses. The NAV is calculated after the close of the exchanges and markets each day by taking the closing market value of all securities owned plus all other assets such as cash, subtracting liabilities, then dividing the result (total net assets) by the total number of shares outstanding.

OPTIONS -- An instrument that provides the investor to initiate a purchase and/or sell transaction. An owner of a call (put) option has the right to purchase (sell) the underlying security at a specified price, and this right lasts until a specified date.

PASSIVELY MANAGED -- Term associated with the management of a portfolio for the purpose of duplicating the investment composition and performance of a broad-based index (such as the S&P 500 Index) using computer programs and statistical procedures. Because the fund has fees and transaction expenses (while the broad-based index has none), returns are likely to be below those of the broad-based index.

PREPAYMENT RISK -- Prepayment is the activity of repaying principal prior to its stated maturity date. Prepayments of certain fixed income securities, such as mortgage-backed securities, are subject to prepayment risk. Prepayments generally increase when interest rates fall, resulting in a risk that principal is re-invested at lower interest rates.

POLITICAL RISK -- Risk associated with uncertain political environments when investing in foreign securities. Political risks tend to be greater in emerging markets relative to developed markets.

PRICE TO EARNINGS (P/E) RATIO -- For a fund, it is the price of the stocks in the portfolio divided by their earnings per share. This gives investors an idea of how much they are paying for a companies earning power. In general, the higher the P/E ratio, the more earnings growth an investor is expecting and the riskier the investment.

PRICE TO BOOK (P/B) RATIO -- The weighted average of the price/book ratios of all the stocks in a fund's portfolio. Generally, a high P/B ratio indicates the price of the stock exceeds the actual worth of the company's assets, while a low P/B ratio indicates the stock is relatively cheap.

PRINCIPAL -- Face amount of a debt instrument on which interest is either owed or earned.

RECORD DATE -- Date on which a shareholder must officially own shares in order to be entitled to a dividend.

 78                                                               AB Funds Trust

RULE 2A-7 -- Rule under the Investment Company Act of 1940 which allows for the use of the amortized cost method of accounting as long as the portfolio adheres to certain parameters related to credit quality, security type and maturity. The Money Market Fund adheres to the requirements of Rule 2a-7.

SECURITIES AND EXCHANGE COMMISSION (SEC) -- Federal agency formed by the Securities Exchange Act of 1934 to administer that act and the Securities Act of 1933. Statutes administered by the SEC are designed to promote full disclosure and protect the investing public against malpractice in the securities markets.

SECURITIES LENDING -- A program of lending eligible securities from the portfolios to approved borrowers in return for a fee.

SELECT FUNDS -- Funds that directly invest in different types of fixed income obligations, stocks or other investments to meet their respective investment objectives. Nine (5 equity, 3 fixed income and one money market) separate Select Funds are offered through AB Funds Trust. The majority of the Select Funds use a multi-manager approach by combining different investment management firms (sub-advisers) within a single Select Fund.

STANDARD DEVIATION -- A statistical measurement of distribution around an average, which depicts how widely returns varied over a certain period of time. Investors use the standard deviation of historical performance to try to predict the most likely range of returns. When a fund has a high standard deviation, the predicted range of performance is wide, implying greater volatility.

SWAP AGREEMENTS -- An agreement between two or more parties to exchange sets of cash flows over a period in the future. Two basic types of swaps are interest rate swaps and currency swaps.

TOTAL RETURN -- Return on an investment including both appreciation/(depreciation) and interest or dividends.

TRANSFER AGENT -- The agent that processes and records purchases and sales of fund shares for all classes. PFPC Inc. serves as the transfer agent for the Funds.

TURNOVER -- Statistical ratio measuring the amount of transactions within a portfolio over a given time period.

WEIGHTED AVERAGE MARKET CAP -- The weighted average is computed by weighing each company's market capitalization by the market value of the securities in the fund. Market capitalization is found by multiplying the number of outstanding shares of stock for a company by the current market price of those shares.

WEIGHTED AVERAGE MATURITY -- The weighted average is computed by weighing each securities maturity date by the market value of the security in the fund.

YIELD CURVE -- Graph showing the term structure of interest rates by plotting the yields of all bonds of the same quality with maturities ranging from the shortest to the longest available. The most common version of the yield curve plots Treasury securities, showing the range of yields from a three month Treasury bill to a 30 year Treasury bond.

YIELD SPREADS -- A difference in yield between various issues of securities.

YIELD TO MATURITY -- The yield provided by a bond that is held to its maturity date, taking into account both interest payments and capital gains or losses.

Prospectus - Institutional Class                                              79

FOR MORE INFORMATION

YOU CAN LEARN MORE ABOUT THE FUNDS, BY REQUESTING THE FOLLOWING FREE DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): Provides additional information about the Funds' policies, investment restrictions, risks, and business structure. The SAI is legally considered a part of this prospectus.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS: Contain performance data and information on portfolio holdings for the last completed fiscal year or half year. The Annual Report also contains the auditor's report and a discussion by management of the market conditions and investment strategies that significantly affected the Funds' performance.

If you have questions or would like information about establishing retirement plan accounts, contact the Annuity Board at (800) 262-0511 (7 a.m. to 6 p.m. Central time) Monday through Friday.

To request these free documents or for other information, contact us in writing at:

AB Funds Trust
2401 Cedar Springs Road
Dallas, TX 75201-1498

You may also get free copies by:

- Accessing them on the EDGAR Database on the SEC's Internet site http://www.sec.gov.

- Reviewing and copying them at the SEC's Public Reference Room in Washington D.C. (phone: 1-202-942-8090).

- Requesting copies (you will be charged a duplicating fee) from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

Visit our Web site at www.absbc.org to access prospectuses.

The investment company registration number is 811-10263

[AB FUNDS LOGO]

2401 Cedar Springs Rd., Dallas, TX 75201-1498
1.800.262.0511 - www.absbc.org

Serving Those Who Serve the Lord "...with the integrity of our hearts and the skillfulness of our hands." Psalm 78:72

6996   4/04   1000
Rev. 4/04 2265